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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                       GENERAL ELECTRIC FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3003, SUMMER STREET,STAMFORD, CONNECTICUT, 06904 7900
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3003, SUMMER STREET,STAMFORD,CONNECTICUT,06904 7900
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 3/31/04
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

                                                                  --------------
                                                                  GE FUNDS

MARCH 31, 2004



                                [GE LOGO OMITTED]

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                                                               TABLE OF CONTENTS
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FINANCIAL INFORMATION

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

      GE U.S. Equity Fund ..........................................    1

      GE Value Equity Fund .........................................    6

      GE Small-Cap Value Equity Fund ...............................   10

      GE Global Equity Fund ........................................   14

      GE International Equity Fund .................................   19

      GE Premier Growth Equity Fund ................................   24

      GE Premier Value Equity Fund .................................   27

      GE Strategic Investment Fund .................................   30

      GE Government Securities Fund ................................   43

      GE Short-Term Government Fund ................................   47

      GE Tax-Exempt Fund ...........................................   51

      GE Fixed Income Fund .........................................   57

      GE Money Market Fund .........................................   67

NOTES TO PERFORMANCE ...............................................   71

NOTES TO SCHEDULES OF INVESTMENTS ..................................   73

FINANCIAL STATEMENTS

      Financial Highlights .........................................   74

      Notes to Financial Highlights ................................   87

      Statements of Assets and Liabilities .........................   88

      Statements of Operations .....................................   92

      Statements of Changes in Net Assets ..........................   96

      Notes to Financial Statements ................................  104

ADDITIONAL INFORMATION .............................................  116

INVESTMENT TEAM ....................................................  119



--------------------------------------------------------------------------------
 This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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                                                             GE U.S. EQUITY FUND
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Q&A



DAVID B. CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE U.S. EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON IS ALSO PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE GE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE U.S. Equity Fund advanced 11.32% for Class A shares, 10.86% for Class B shares, 10.89% for Class C shares and 11.43% for Class Y shares for the six-month period. The S&P 500 benchmark advanced 14.08% over the same period, while the Fund's Lipper peer group of 1,055 Large Cap Core funds returned 12.38%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. Information Technology and Health Care stock selection were the main drivers of underperformance over the six months ended March 31, 2004. Despite a slight overweight in technology, relative underperformance is due to stock selection in this sector. Many of the smaller capitalization, more speculative, higher priced stocks did well over the period as investors discounted negative earnings and poor fundamentals in the hopes of catching the bounce off the bottom with these stocks. Conversely, higher quality, larger capitalization companies lagged in terms of performance over the year. In Health Care, negative news flow around dwindling product pipelines and onerous drug pricing legislation plagued the pharmaceutical stocks. In addition, several health care provider and equipment stocks that we owned in the portfolio suffered over the period.

Q.  WHICH STOCKS IN PARTICULAR HURT PERFORMANCE IN THE TECHNOLOGY SECTOR?

A. Within Technology, communications equipment, software, electronic equipment, and computers & peripherals were the largest detractors. Benchmark Communications equipment companies were up strongly over the period, advancing 30%, while our lone position in the industry was Cisco (+20%). Many of the companies in this industry were smaller capitalization, more speculative companies such as Corning (+19%), Lucent (+90%), and Avaya (+46%), however investors chose to bid these issues up in the hopes of catching the bottom of a progressing earnings recovery. Software holdings such as Intuit (-7.5%), Microsoft (-9.8%), and Oracle (+6.7%) could not keep pace with peers such as Computer Associates (+3%), Novell (+115%), and Siebel (+18%). Electronic equipment holding Molex (+6.7%) also did not keep pace with peers as benchmark holdings such as Agilent (+43%), Waters (+49%) and PerkinElmer (+36%) did relatively better over the period. Computers & Peripherals advanced 8.5% for the benchmark and 3% for our portfolio holdings as we were underweight the industry. For the most part, not owning stocks such as Network Appliance (+5%), and NCR Corp (+39%) hurt performance whereas our holdings in IBM (+4%) and EMC (+7.8%) helped performance.


PICTURED TO THE RIGHT: DAVID B. CARLSON

[PHOTO OF DAVID B. CARLSON OMITTED]

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                                                             GE U.S. EQUITY FUND
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Q&A


Q.  WHICH STOCKS IN PARTICULAR HURT PERFORMANCE IN THE HEALTH CARE SECTOR?

A. Health Care relative underperformance for the year was primarily due to lagging stock performance in pharmaceutical stocks, health care providers, and health care equipment companies. Pharmaceutical stocks lagged due to poor news flow and worry over fundamentals with holdings such as Wyeth (-18%) and Abbott (-2.3%) hurting performance over the period. Benchmark health care stocks returned 4.6% over the period whereas our portfolio holdings advanced only 1.9%. Health care providers Lincare (-14.2%) and WebMD (-.67%) hurt performance. Health care equipment providers were up 18% for the benchmark however not owning many of these stocks hurt performance as portfolio holdings were down 0.8% over the period. Not owning Boston Scientific (+33%), Guidant (+36%), or Zimmer (+34%) hurt performance.

Q.  WERE THERE ANY MARKET TRENDS THAT CONTRIBUTED TO UNDERPERFORMANCE?

A. Yes. Many of the stocks that helped fuel the gains in the market were on average smaller in market capitalization, had higher expected growth rates, and were more expensive in terms of P/E ratio--companies losing money posted some of the best returns over the period. This trend was evident starting in the second quarter of 2003 as the market began to rally after the Iraq War was declared over. Interestingly, investor's penchant for investing in these stocks created a "quality" schism in the market. For example, larger capitalization companies were overlooked for smaller, expensive, risky stocks. Stocks with a beta greater than 2.0 (risky) were up 80% in 2003 where as less risky stocks or stocks with betas less than 2.0 were up a mere 25%--underperforming the S&P 500 by almost 4%. In addition, stocks with P/E ratios greater than 50 or negative advanced 72% in 2003 whereas stocks with P/E ratios less than 50 were up only 27%--again underperforming the S&P 500. If you classified stocks by S&P ratings (A, B, C, or N/A) where A is the highest quality and N/A is not available or not rated, the C's and N/A companies were up 44% and 41% respectively whereas the A's and B's were up only 24% and 32% respectively. This trend was challenging in 2003 and persisted somewhat into 2004. Many of these speculative stocks have poor fundamentals and market history suggests that it is difficult to consistently post positive relative returns with this strategy.

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                                                             GE U.S. EQUITY FUND
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----------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
----------------------------------------------------
  Citigroup Inc.                               4.12%
----------------------------------------------------
  Pfizer Inc.                                  3.94%
----------------------------------------------------
  Exxon Mobil Corp.                            3.09%
----------------------------------------------------
  American International Group Inc.            3.07%
----------------------------------------------------
  Microsoft Corp.                              2.71%
----------------------------------------------------
  First Data Corp.                             2.63%
----------------------------------------------------
  Industrial Select Sector SPDR Fund           2.27%
----------------------------------------------------
  Federal National Mortgage Assoc.             2.20%
----------------------------------------------------
  PepsiCo Inc.                                 2.15%
----------------------------------------------------
  Johnson & Johnson                            1.81%
----------------------------------------------------



--------------------------------------------------------------------------------
INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of U.S. companies.
--------------------------------------------------------------------------------



LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/04

                      SIX       ONE     FIVE       TEN
                    MONTHS     YEAR     YEAR      YEAR
                    ------    ------   ------    ------
Number of
Funds in
peer group:          1,055     1,025     626       219
--------------------------------------------------------
Peer group
average annual
total return:       12.38%    31.22%   -2.34%     9.27%
--------------------------------------------------------
Lipper categories in peer group: Large Cap Core




--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES+

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

        GE U.S. Equity Fund       GE U.S. Equity Fund w/load     S&P 500
3/94         $10,000.00                  $ 9,425.00            $10,000.00
9/94          10,399.76                    9,801.77             10,535.08
9/95          13,193.00                   12,434.40             13,667.30
9/96          15,660.25                   14,759.79             16,446.40
9/97          21,887.30                   20,628.78             23,104.60
9/98          23,118.06                   21,788.77             25,210.11
9/99          29,543.26                   27,844.52             32,220.17
9/00          33,116.87                   31,212.65             36,487.30
9/01          27,252.53                   25,685.51             26,760.33
9/02          22,406.34                   21,117.97             21,277.15
9/03          26,908.50                   25,361.26             26,477.27
3/04          29,955.11                   28,232.69             30,204.91


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                         SIX        ONE      FIVE         TEN
                        MONTHS     YEAR      YEAR        YEAR
                       ---------  -------  --------   ----------
GE U.S. Equity          11.32%    28.78%     0.48%      11.60%
GE U.S. Equity W/LOAD    4.90%    21.36%    -0.70%      10.93%
  MAXIMUM LOAD OF 5.75%
S&P 500                 14.08%    35.14%    -1.21%      11.69%

--------------------------------------------------------------------------------

CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

         GE U.S. Equity Fund       GE U.S. Equity Fund w/load      S&P 500
3/94          $10,000.00                  $10,000.00             $10,000.00
9/94           10,355.30                   10,355.30              10,535.08
9/95           13,039.07                   13,039.07              13,667.30
9/96           15,357.86                   15,357.86              16,446.40
9/97           21,309.04                   21,309.04              23,104.60
9/98           22,332.06                   22,332.06              25,210.11
9/99           28,324.63                   28,324.63              32,220.17
9/00           31,697.08                   31,697.08              36,487.30
9/01           26,084.16                   26,084.16              26,760.33
9/02           21,445.73                   21,445.73              21,277.15
9/03           25,754.87                   25,754.87              26,477.27
3/04           28,670.87                   28,670.87              30,204.91

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                         SIX        ONE      FIVE         TEN
                        MONTHS     YEAR      YEAR        YEAR
                       ---------  -------  --------   ----------
GE U.S. Equity          10.86%    27.84%    -0.27%      11.09%
GE U.S. Equity W/LOAD    6.86%    23.84%    -0.27%      11.09%
  MAXIMUM LOAD           4.00%     4.00%     0.00%       0.00%
S&P 500                 14.08%    35.14%    -1.21%      11.69%

--------------------------------------------------------------------------------

CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

            GE U.S. Equity Fund      GE U.S. Equity Fund w/load         S&P 500
9/30/99          $10,000.00                 $10,000.00               $10,000.00
3/00              11,372.41                  11,372.41                11,773.02
9/00              11,125.34                  11,125.34                11,324.36
3/01              10,109.34                  10,109.34                 9,200.32
9/01               9,089.24                   9,089.24                 8,305.46
3/02              10,146.06                  10,146.06                 9,219.23
9/02               7,415.77                   7,415.77                 6,603.67
3/03               7,684.68                   7,684.68                 6,936.74
9/03               8,859.21                   8,859.21                 8,217.61
3/04               9,823.71                   9,823.71                 9,374.53



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                         SIX        ONE      THREE       SINCE
                        MONTHS     YEAR      YEAR      INCEPTION
                       ---------  -------  --------   ----------
GE U.S. Equity          10.89%    27.83%    -0.95%      -0.39%
GE U.S. Equity W/LOAD    9.89%    26.84%    -0.95%      -0.39%
  MAXIMUM LOAD           1.00%     1.00%     0.00%       0.00%
S&P 500                 14.08%    35.14%    -1.21%      -1.43%

--------------------------------------------------------------------------------

CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


                    GE U.S. Equity Fund              S&P 500
3/94                    $10,000.00                $10,000.00
9/94                     10,412.38                 10,535.08
9/95                     13,237.83                 13,667.30
9/96                     15,749.16                 16,446.40
9/97                     22,074.49                 23,104.60
9/98                     23,367.53                 25,210.11
9/99                     29,943.38                 32,220.17
9/00                     33,649.30                 36,487.30
9/01                     27,760.88                 26,760.33
9/02                     22,880.24                 21,277.15
9/03                     27,563.27                 26,477.27
3/04                     30,713.52                 30,204.91

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                         SIX        ONE      FIVE         TEN
                        MONTHS     YEAR      YEAR        YEAR
                       ---------  -------  --------   ----------
GE U.S. Equity          11.43%    29.14%     0.75%      11.87%
S&P 500                 14.08%    35.14%    -1.21%      11.69%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                        3
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                                                             GE U.S. EQUITY FUND
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                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               GE U.S. EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $786,309 (IN THOUSANDS) AS OF MARCH 31, 2004


[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Financial                          21.9%
Information Technology             16.6%
Healthcare                         12%
Consumer - Discretionary           10.7%
Industrials                        9.1%
Consumer - Staples                 8.3%
Energy                             7.3%
Short Term                         6.8%
Telecommunication Services         3.0%
Materials                          2.8%
Utilities                          1.5%




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

COMMON STOCK -- 96.0%+
---------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 11.4%
Carnival Corp. .................     155,487   $  6,982,921
Catalina Marketing Corp. .......      39,588        767,611(a,j)
Comcast Corp. (Class A Special)      374,339     10,436,571(a)
Comcast Corp. (Class A) ........      38,557      1,108,128(a)
eBay Inc. ......................      18,694      1,296,055(a)
Gannett Co. Inc. ...............      12,853      1,132,863
Harley-Davidson Inc. ...........      47,329      2,524,529
Home Depot Inc. ................     271,069     10,127,138
InterActiveCorp. ...............      12,268        387,546(a,j)
Liberty Media Corp. (Series A) .   1,260,471     13,802,157(a)
Lowe's Cos. Inc. ...............      48,611      2,728,535
Omnicom Group ..................      35,097      2,816,534
Target Corp. ...................     299,244     13,477,950
Time Warner Inc. ...............     238,221      4,016,406(a)
Tribune Co. ....................      61,613      3,107,760
Viacom Inc. (Class B) ..........     229,340      8,992,421
Walt Disney Co. ................      28,684        716,813(h)
                                                 84,421,938

CONSUMER - STAPLES -- 8.8%
Altria Group Inc. ..............      19,846      1,080,615
Anheuser-Busch Cos. Inc. .......      77,803      3,967,953(h)
Avon Products Inc. .............       6,761        512,957
Clorox Co. .....................     142,817      6,985,179
Colgate-Palmolive Co. ..........     159,011      8,761,506
General Mills Inc. .............      35,041      1,635,714
Kimberly-Clark Corp. ...........      99,160      6,256,996
PepsiCo Inc. ...................     314,498     16,935,717
Procter & Gamble Co. ...........      53,394      5,599,963
Sysco Corp. ....................      14,167        553,221
Wal-Mart Stores Inc. ...........     215,338     12,853,525
                                                 65,143,346



---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
ENERGY -- 7.8%
Baker Hughes Inc. ..............      36,167 $    1,319,372
BP PLC. ADR ....................      17,542        898,150
Burlington Resources Inc. ......     118,348      7,530,483
ConocoPhillips .................     106,202      7,413,962(j)
Devon Energy Corp. .............      13,429        780,896
EnCana Corp. ...................      93,880      4,048,106
Exxon Mobil Corp. ..............     584,762     24,320,252(h)
Nabors Industries Ltd. .........      71,851      3,287,183(a)
Schlumberger Ltd. ..............     125,333      8,002,512
                                                 57,600,916

FINANCIAL -- 22.7%
AFLAC Inc. .....................      51,410      2,063,597
Allstate Corp. .................     127,326      5,788,240
American Express Co. ...........      91,181      4,727,735
American International
   Group Inc. ..................     337,803     24,102,244
Bank of America Corp. ..........     123,048      9,964,427
Bank One Corp. .................      45,567      2,484,313
Berkshire Hathaway Inc.
   (Class B) ...................       1,138      3,540,329(a)
Citigroup Inc. .................     626,897     32,410,575
Federal Home Loan
   Mortgage Corp. ..............      39,726      2,346,218
Federal National
   Mortgage Assoc. .............     232,291     17,270,836
FleetBoston Financial Corp. ....      62,314      2,797,899
Goldman Sachs Group Inc. .......       9,455        986,629
Hartford Financial Services
   Group Inc. ..................      54,567      3,475,918
JP Morgan Chase & Co. ..........      81,801      3,431,552
Lincoln National Corp. .........      40,836      1,932,360
Marsh & McLennan Cos. Inc. .....     142,109      6,579,647
Mellon Financial Corp. .........     203,017      6,352,402
Morgan Stanley .................      80,386      4,606,118
Prudential Financial Inc. ......      50,833      2,276,302
SLM Corp. ......................      81,814      3,423,916
State Street Corp. .............     193,628     10,093,828(e)
Travelers Property Casualty
   Corp. (Class B) .............      53,746        928,193
US Bancorp .....................     178,958      4,948,189
Wachovia Corp. .................      66,300      3,116,100
Wells Fargo & Co. ..............     146,690      8,312,922
                                                167,960,489

HEALTHCARE -- 12.8%
Abbott Laboratories ............     266,504     10,953,314
Amgen Inc. .....................      19,863      1,155,431(a)
Cardinal Health Inc. ...........     185,413     12,774,956(h)
Cigna Corp. ....................      11,671        688,822
DENTSPLY International Inc. ....      58,420      2,589,759
Johnson & Johnson ..............     281,101     14,257,443
Lincare Holdings Inc. ..........     149,034      4,682,648(a,j)
Medtronic Inc. .................      13,496        644,434
Merck & Co. Inc. ...............      32,580      1,439,710(h)
Pfizer Inc. ....................     884,821     31,012,976
UnitedHealth Group Inc. ........      52,627      3,391,284
WebMD Corp. ....................      33,884        301,229(a,j)
Wyeth ..........................     291,026     10,928,026(h)
                                                 94,820,032


------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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                                                             GE U.S. EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
INDUSTRIALS -- 7.2%
Burlington Northern
   Santa Fe Corp. ..............      79,467   $  2,503,210
Danaher Corp. ..................      17,407      1,625,292
Deere & Co. ....................      74,048      5,132,267
Dover Corp. ....................     146,687      5,687,055(h)
Eaton Corp. ....................      36,798      2,067,680
Emerson Electric Co. ...........      23,368      1,400,211
Equifax Inc. ...................      69,922      1,805,386
General Dynamics Corp. .........      42,246      3,773,835
Lockheed Martin Corp. ..........      71,584      3,267,094
Northrop Grumman Corp. .........      42,247      4,157,950
Pitney Bowes Inc. ..............      36,751      1,565,960
Southwest Airlines Co. .........      99,756      1,417,533
3M Co. .........................      25,875      2,118,386
Union Pacific Corp. ............      60,435      3,615,222
United Technologies Corp. ......     101,737      8,779,903
Waste Management Inc. ..........     140,820      4,249,948
                                                 53,166,932

INFORMATION TECHNOLOGY -- 17.6%
Analog Devices Inc. ............     151,380      7,267,754
Applied Materials Inc. .........     221,205      4,729,363(a)
Automatic Data Processing Inc. .     110,896      4,657,632
BMC Software Inc. ..............     113,903      2,226,804(a)
Certegy Inc. ...................     111,648      3,909,913
Cisco Systems Inc. .............     495,218     11,647,527(a)
Dell Inc. ......................     227,660      7,653,929(a)
EMC Corp. ......................      35,636        485,006(a)
First Data Corp. ...............     490,404     20,675,433
Hewlett-Packard Co. ............      94,286      2,153,492
Intel Corp. ....................     415,422     11,299,478
International Business
   Machines Corp. ..............      99,396      9,128,529
Intuit Inc. ....................     139,058      6,240,923(a)
Microsoft Corp. ................     851,964     21,273,541
Molex Inc. (Class A) ...........     199,495      5,194,850
Oracle Corp. ...................     611,404      7,342,962(a)
Paychex Inc. ...................      20,447        727,913
Unisys Corp. ...................     198,643      2,836,622(a)
Yahoo! Inc. ....................      22,200      1,078,698(a)
                                                130,530,369

MATERIALS -- 2.9%
Alcoa Inc. .....................      81,788      2,837,226
Barrick Gold Corp. .............      97,554      2,319,834
EI Du Pont de Nemours & Co. ....      21,256        897,428
Newmont Mining Corp. ...........      84,492      3,939,862
Praxair Inc. ...................     140,235      5,205,523
Rohm & Haas Co. ................      58,420      2,327,453
Weyerhaeuser Co. ...............      67,478      4,419,809
                                                 21,947,135

TELECOMMUNICATION SERVICES -- 3.2%
AT&T Corp. .....................      68,644      1,343,363(j)
SBC Communications Inc. ........      93,877      2,303,742
Verizon Communications Inc. ....     193,628      7,075,167
Vodafone Group PLC. ADR ........     532,774     12,733,299(j)
                                                 23,455,571





---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
UTILITIES -- 1.6%

Dominion Resources Inc. ........      87,401   $  5,619,884
Entergy Corp. ..................      44,399      2,641,740
Exelon Corp. ...................      52,808      3,636,887
                                                 11,898,511

TOTAL COMMON STOCK
   (COST $635,520,902) .........                710,945,239

---------------------------------------------------------------
EXCHANGE TRADED FUND -- 3.0%
---------------------------------------------------------------
Financial Select Sector
   SPDR Fund ...................     149,452      4,393,889(j)
Industrial Select Sector
   SPDR Fund ...................     677,268     17,886,648(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $21,864,551) ..........                 22,280,537

TOTAL INVESTMENTS IN SECURITIES
   (COST $657,385,453) .........                733,225,776

---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.1%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund .............   7,745,425      7,745,425(l)
State Street Navigator Securities
   Lending Prime Portfolio .....  44,853,195     44,853,195(e,p)
                                                 52,598,620

---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
TIME DEPOSIT -- 0.1%

State Street Bank
   1.00%    04/01/04 ...........    $485,000        485,000(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $53,083,620) ..........                 53,083,620


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (6.2)% ..................                (45,526,740)
                                               -------------

NET ASSETS-- 100% ..............               $740,782,656
                                               =============


--------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------
The GE U.S. Equity Fund had the following long futures contracts open at March 31, 2004:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    APPRECIATION
---------------------------------------------------------------
&P 500      June 2004         7       $1,968,575     $21,500




-----------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            GE VALUE EQUITY FUND
--------------------------------------------------------------------------------

Q&A


PAUL REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF GE PREMIER VALUE EQUITY FUND. HE HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. REINHARDT ALSO SERVES AS PORTFOLIO MANAGER OF GE VALUE EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987. PAUL HOLDS AN MBA FROM COLUMBIA UNIVERSITY, A BA IN ECONOMICS FROM HARTWICK COLLEGE, AND IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


Q. HOW DID THE GE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Value Equity Fund advanced 12.63% for Class A shares, 12.25% for Class B shares, 12.17% for Class C shares and 12.87% for Class Y shares for the six-month period. The S&P 500 benchmark increased 14.08% over the same period, while the Fund's Lipper peer group of 1,055 Large Cap Core funds returned 12.38%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. Our performance was hurt by our stock selection in Consumer Discretionary, Information Technology, Telecom Services and Health Care.

Q.  WHICH STOCKS HELPED PERFORMANCE? WHICH STOCKS HURT PERFORMANCE?

A. Not owning Amgen, and being overweight in ConocoPhillips, AIG, Burlington Resources, Analog Devices and Deere helped our performance. On the other hand, being overweight in Comcast, Wyeth and Marsh & McLennan, and not owning Qualcomm, Bank One, AT&T Wireless or Motorola hurt our performance.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Since late 2003 we have believed that the pace of economic activity would pick up in the U.S. given the large amount of monetary and fiscal stimulus injected into the economy over the last couple of years. The quickening economic expansion would be accompanied by upward pressure on interest rates and inflation. As a consequence, we trimmed back investments in selected financial companies such as Wachovia Bank, American Express, and Marsh & McLennan; and eliminated our holding of AON Corp. We are concerned that in a rising interest rate environment financial assets would underperform the broad market. We added to our exposure in industrials and Energy stocks, as we believe they should benefit from the improving economy and an up tick in inflation. Occidental Petroleum was added to the portfolio (its depletion rates are slower than its peers) along with additions to Exxon Mobil, Burlington Resources, and Schlumberger. We added significantly to Tyco given the discount it trades relative to comparables. Within the Health Care sector, we added to non-pharmaceutical positions and initiated an investment in Wellpoint Health, an HMO company.



PICTURED TO THE RIGHT: PAUL C. REINHARDT

[PHOTO OF PAUL C. REINHARDT OMITTED]

--------------------------------------------------------------------------------
                                                            GE VALUE EQUITY FUND
--------------------------------------------------------------------------------

----------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
----------------------------------------------------------
  Pfizer Inc.                                      3.83%
----------------------------------------------------------
  Citigroup Inc.                                   3.71%
----------------------------------------------------------
  Exxon Mobil Corp.                                3.29%
----------------------------------------------------------
  American International Group Inc.                2.95%
----------------------------------------------------------
  Microsoft Corp.                                  2.49%
----------------------------------------------------------
  Industrial Select Sector SPDR Fund               2.37%
----------------------------------------------------------
  PepsiCo Inc.                                     2.13%
----------------------------------------------------------
  Target Corp.                                     2.02%
----------------------------------------------------------
  International Business Machines Corp.            1.80%
----------------------------------------------------------
  ConocoPhillips                                   1.77%
----------------------------------------------------------


--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/04

                      SIX        ONE       FIVE        TEN
                    MONTHS      YEAR       YEAR       YEAR
                   --------    ------     ------     ------
Number of
Funds in
peer group:          1,055      1,025       626        219
------------------------------------------------------------
Peer group
average annual
total return:       12.38%     31.22%     -2.34%      9.27%
------------------------------------------------------------
Lipper categories in peer group: Large Cap Core



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES++

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

        GE Value Equity Fund      GE Value Equity Fund w/load       S&P 500
3/94         $10,000.00                   $ 9,425.00               $10,000.00
9/94          10,366.95                     9,770.85                10,535.08
9/95          12,835.82                    12,097.76                13,667.30
9/96          15,427.47                    14,540.39                16,446.40
9/97          21,566.87                    20,326.77                23,104.60
9/98          22,831.26                    21,518.46                25,210.11
9/99          29,073.47                    27,401.75                32,220.17
9/00          32,373.47                    30,511.99                36,487.30
9/01          27,208.91                    25,644.40                26,760.33
9/02          22,517.33                    21,222.58                21,277.15
9/03          26,906.19                    25,359.08                26,477.27
3/04          30,304.15                    28,561.67                30,204.91


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX           ONE         FIVE       TEN
                       MONTHS        YEAR         YEAR      YEAR
                      ---------     -------     --------  --------
GE Value Equity        12.63%       30.14%        1.20%    11.72%
GE Value Equity W/LOAD  6.14%       22.63%        0.01%    11.07%
   MAXIMUM LOAD OF 5.75%
S&P 500                14.08%       35.14%       -1.21%    11.69%

--------------------------------------------------------------------------------

CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

          GE Value Equity Fund    GE Value Equity Fund w/load       S&P 500
3/94           $10,000.00                 $10,000.00               $10,000.00
9/94            10,332.25                  10,332.25                10,535.08
9/95            12,704.16                  12,704.16                13,667.30
9/96            15,134.27                  15,134.27                16,446.40
9/97            21,011.85                  21,011.85                23,104.60
9/98            22,129.36                  22,129.36                25,210.11
9/99            28,030.97                  28,030.97                32,220.17
9/00            30,957.65                  30,957.65                36,487.30
9/01            25,858.27                  25,858.27                26,760.33
9/02            21,399.58                  21,399.58                21,277.15
9/03            25,570.58                  25,570.58                26,477.27
3/04            28,799.87                  28,799.87                30,204.91

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX           ONE         FIVE       TEN
                       MONTHS        YEAR         YEAR      YEAR
                      ---------     -------     --------  --------
GE Value Equity        12.25%       29.17%        0.44%    11.11%
GE Value Equity W/LOAD  8.25%       25.17%        0.44%    11.11%
   MAXIMUM LOAD         4.00%        4.00%        0.00%     0.00%
S&P 500                14.08%       35.14%       -1.21%    11.69%

--------------------------------------------------------------------------------

CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


             GE Value Equity Fund   GE Value Equity Fund w/load      S&P 500
9/30/99           $10,000.00                $10,000.00              $10,000.00
3/00               11,275.85                 11,275.85               11,773.02
9/00               11,053.00                 11,053.00               11,324.36
3/01               10,167.71                 10,167.71                9,200.32
9/01                9,207.06                  9,207.06                8,305.46
3/02               10,221.47                 10,221.47                9,219.23
9/02                7,558.74                  7,558.74                6,603.67
3/03                7,793.32                  7,793.32                6,936.74
9/03                8,970.93                  8,970.93                8,217.61
3/04               10,063.07                 10,063.07                9,374.53

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX          ONE        THREE     SINCE
                       MONTHS       YEAR        YEAR    INCEPTION
                      --------     -------    --------  ---------
GE Value Equity        12.17%      29.12%      -0.34%     0.14%
GE Value Equity W/LOAD 11.17%      28.12%      -0.34%     0.14%
   MAXIMUM LOAD         1.00%       1.00%       0.00%     0.00%
S&P 500                14.08%      35.14%       0.63%    -1.43%

--------------------------------------------------------------------------------


CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


                   GE Value Equity Fund                             S&P 500
1/5/98                  $10,000.00                                $10,000.00
9/98                     10,380.00                                 10,609.12
3/99                     12,999.59                                 13,508.76
9/99                     13,270.42                                 13,559.15
3/00                     15,036.65                                 15,963.22
9/00                     14,804.80                                 15,354.87
3/01                     13,688.44                                 12,474.86
9/01                     12,481.33                                 11,261.50
3/02                     13,921.82                                 12,500.50
9/02                     10,355.75                                  8,954.02
3/03                     10,717.39                                  9,405.63
9/03                     12,390.12                                 11,142.38
3/04                     13,984.89                                 12,711.07

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX           ONE         FIVE      SINCE
                       MONTHS        YEAR         YEAR    INCEPTION
                      ---------     -------     -------- -----------
GE Value Equity        12.87%       30.49%        1.47%     5.52%
S&P 500                14.08%       35.14%       -1.21%     3.91%


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                            GE VALUE EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              GE VALUE EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $65,849 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Financials                                      23.4%
Information Technology                          14.4%
Industrials                                     11.6%
Consumer Staples                                10.8%
Health Care                                     9.6%
Energy                                          9%
Consumer Discretionary                          8.1%
Materials                                       5.6%
Telecommunication Services                      2.8%
Utilities                                       2.6%
Short-Term Investment                           2.1%




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

COMMON STOCK -- 96.8%+
---------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.3%

Comcast Corp. (Class A Special) .     16,805     $  468,523(a)
Comcast Corp. (Class A) .........      5,725        164,536(a)
Family Dollar Stores Inc. .......        924         33,218
Gannett Co. Inc. ................      2,031        179,012
Home Depot Inc. .................     12,928        482,990
Liberty Media Corp. (Series A) ..     41,092        449,957(a)
Lowe's Cos. Inc. ................      3,324        186,576
Omnicom Group ...................      5,541        444,665
Target Corp. ....................     29,549      1,330,887(h)
Time Warner Inc. ................     37,490        632,081(a)
Tribune Co. .....................      9,696        489,066
Viacom Inc. (Class B) ...........     10,134        397,354
Walt Disney Co. .................      4,562        114,004
                                                  5,372,869

CONSUMER STAPLES -- 11.1%

Altria Group Inc. ...............      3,140        170,973
Anheuser-Busch Cos. Inc. ........     12,244        624,444
Avon Products Inc. ..............      1,072         81,333
Clorox Co. ......................     16,622        812,982
Colgate-Palmolive Co. ...........      8,496        468,130
ConAgra Foods Inc. ..............      1,109         29,876
Costco Wholesale Corp. ..........      7,110        267,052(a)
General Mills Inc. ..............      5,541        258,654
Kellogg Co. .....................      4,156        163,081
Kimberly-Clark Corp. ............     11,081        699,211
Pepsi Bottling Group Inc. .......      5,996        178,381
PepsiCo Inc. ....................     26,040      1,402,254(h)
Procter & Gamble Co. ............      8,403        881,307
Wal-Mart Stores Inc. ............     18,468      1,102,355(h)
                                                  7,140,033





---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
ENERGY -- 9.2%

Baker Hughes Inc. ...............      5,725   $    208,848
BP PLC. ADR .....................      2,771        141,875
Burlington Resources Inc. .......     11,081        705,084
ConocoPhillips ..................     16,714      1,166,804
Devon Energy Corp. ..............      3,306        192,244
EnCana Corp. ....................     14,774        637,055
Exxon Mobil Corp. ...............     52,044      2,164,510
Nabors Industries Ltd. ..........      5,171        236,573(a)
Occidental Petroleum Corp. ......      1,386         63,825
Schlumberger Ltd. ...............      6,334        404,426
                                                  5,921,244

FINANCIALS -- 23.3%

Allstate Corp. ..................     14,774        671,626
American Express Co. ............      7,644        396,341
American International
   Group Inc. ...................     27,264      1,945,286(h)
Bank of America Corp. ...........      7,664        620,631
Blackrock Inc. (Class A) ........      7,230        442,259
Chubb Corp. .....................      1,847        128,440
Citigroup Inc. ..................     47,251      2,442,877
Federal Home Loan
   Mortgage Corp. ...............      6,279        370,838
Federal National
   Mortgage Assoc. ..............     13,448        999,859
FleetBoston Financial Corp. .....      9,843        441,951
Franklin Resources Inc. .........      1,108         61,693
Hartford Financial Services
   Group Inc. ...................      8,588        547,056
JP Morgan Chase & Co. ...........     12,928        542,330
Lincoln National Corp. ..........      6,465        305,924
Marsh & McLennan Cos. Inc. ......      7,774        359,936
Mellon Financial Corp. ..........     18,468        577,864
Morgan Stanley ..................     12,650        724,845
Prudential Financial Inc. .......      8,034        359,763
SLM Corp. .......................      5,540        231,849
State Street Corp. ..............      7,849        409,168(e)
SunTrust Banks Inc. .............      1,847        128,754
US Bancorp ......................     23,085        638,300
Wachovia Corp. ..................     10,434        490,398
Waddell & Reed Financial
   Inc. (Class A) ...............      5,079        124,537
Wells Fargo & Co. ...............     18,468      1,046,582
                                                 15,009,107

HEALTH CARE -- 9.8%

Abbott Laboratories .............     20,239        831,823
Cardinal Health Inc. ............      6,464        445,370
Cigna Corp. .....................      1,847        109,010
HCA Inc. ........................      4,599        186,811
Johnson & Johnson ...............     18,606        943,696
Pfizer Inc. .....................     72,025      2,524,476
UnitedHealth Group Inc. .........      5,633        362,991
WellPoint Health Networks .......      2,863        325,580(a)
Wyeth ...........................     15,975        599,861
                                                  6,329,618







-----------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
INDUSTRIALS -- 9.5%

Avery Dennison Corp. ............      3,694     $  229,804
Burlington Northern
   Santa Fe Corp. ...............     12,558        395,577
Caterpillar Inc. ................      1,847        146,042
Danaher Corp. ...................        369         34,454
Deere & Co. .....................      8,698        602,858
Eaton Corp. .....................      5,817        326,857
Emerson Electric Co. ............      3,694        221,344
General Dynamics Corp. ..........      6,649        593,955
Honeywell International Inc. ....     11,081        375,092
Lockheed Martin Corp. ...........      6,648        303,415
Northrop Grumman Corp. ..........      6,648        654,296
Pitney Bowes Inc. ...............      5,818        247,905
Rockwell Collins Inc. ...........      5,540        175,119
3M Co. ..........................      4,053        331,819
Tyco International Ltd. .........     12,372        354,458
Union Pacific Corp. .............      6,556        392,180
United Technologies Corp. .......      8,382        723,367
                                                  6,108,542

INFORMATION TECHNOLOGY -- 14.6%

Analog Devices Inc. .............     17,083        820,155
Applied Materials Inc. ..........     19,484        416,568(a)
BMC Software Inc. ...............     18,006        352,017(a)
Certegy Inc. ....................      2,586         90,562
Cisco Systems Inc. ..............     25,855        608,110(a)
Dell Inc. .......................     15,513        521,547(a)
EMC Corp. .......................     16,621        226,212(a)
First Data Corp. ................     20,574        867,400
Hewlett-Packard Co. .............     15,975        364,869
Intel Corp. .....................     33,242        904,182
International Business
   Machines Corp. ...............     12,928      1,187,308
Intuit Inc. .....................      2,308        103,583(a)
Microsoft Corp. .................     65,561      1,637,058
Oracle Corp. ....................     53,558        643,232(a)
Texas Instruments Inc. ..........      9,141        267,100
Unisys Corp. ....................     31,396        448,335(a)
                                                  9,458,238

MATERIALS -- 5.7%

Alcoa Inc. ......................     12,928        448,472
Barrick Gold Corp. ..............     15,421        366,711
Dow Chemical Co. ................      4,949        199,346
EI Du Pont de Nemours & Co. .....      3,362        141,944
Freeport-McMoRan Copper &
   Gold Inc. (Class B) ..........      5,034        196,779
MeadWestvaco Corp. ..............      3,971        112,340
Newmont Mining Corp. ............      8,403        391,832
Praxair Inc. ....................     14,589        541,544
Rayonier Inc. ...................      4,726        206,573
Rohm & Haas Co. .................      9,234        367,883
Weyerhaeuser Co. ................     10,620        695,610
                                                  3,669,034






---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.8%

AT&T Corp. ......................     10,858    $   212,491
SBC Communications Inc. .........     14,774        362,554
Verizon Communications Inc. .....     25,301        924,499(h)
Vodafone Group PLC. ADR .........     13,851        331,039
                                                  1,830,583

UTILITIES -- 2.6%

American Electric
   Power Co. Inc. ...............      2,216         72,951
Dominion Resources Inc. .........     10,528        676,950
Entergy Corp. ...................      4,986        296,667
Exelon Corp. ....................      6,464        445,176
PG&E Corp. ......................      1,293         37,458(a)
Public Service Enterprise
   Group Inc. ...................      3,417        160,531
                                                  1,689,733

TOTAL COMMON STOCK -- 96.9%
   (COST $54,675,296) ...........                62,529,001

---------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.0%
---------------------------------------------------------------
Industrial Select Sector
   SPDR Fund ....................     59,075      1,560,171(j)
Financial Select Sector
   SPDR Fund ....................     13,037        383,288(j)

TOTAL EXCHANGE TRADED FUND
   (COST $1,907,174) ............                 1,943,459

TOTAL INVESTMENTS IN SECURITIES
   (COST $56,582,470) ...........                64,472,460

---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.1%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund ..............    692,147        692,147(l)
State Street Navigator Security
   Lending Prime Portfolio ......    684,281        684,281(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,376,428) ............                 1,376,428


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (2.0)% ...................                (1,294,381)
                                                ------------

NET ASSETS-- 100% ...............               $64,554,507
                                                ============




-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                  GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

Q&A

PALISADE CAPITAL MANAGEMENT, LLC ("PALISADE") HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUND PORTLOLIOS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE GE SMALL-CAP VALUE EQUITY FUND SINCE ITS INCEPTION.

THE FUND IS MANAGED BY AN INVESTMENT ADVISORY COMMITTEE (SENIOR INVESTMENT COMMITTEE) COMPOSED OF THE FOLLOWING MEMBERS: JACK FEILER, MARTIN L. BERMAN, STEVEN E. BERMAN, DENNISON VERU AND RICHARD WHITMAN. MR. FEILER, CHIEF INVESTMENT OFFICER AT PALISADE, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE FUND AND WORKS WITH THE SENIOR INVESTMENT COMMITTEE IN DEVELOPING AND EXECUTING THE FUND'S INVESTMENT PROGRAM. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT -- INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.


Q. HOW DID THE GE SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Small-Cap Value Equity Fund advanced 21.15% for Class A shares, 20.62% for Class B shares, 20.67% for Class C shares and 21.31% for Class Y shares for the six-month period. The Russell 2000 Index benchmark increased 21.67% over the same period, while the Fund's Lipper peer group of 544 Small Cap Core funds returned 21.79%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Signals of a reversion to rationality are apparent as companies with more substantial valuation metrics regain effectiveness. Recent data indicates to us that the returns of highly speculative issues have tempered. Small Caps continued their lead through the first quarter but in a reversal of last year's trend, the mid-to-larger capped small cap stocks outperformed the micro-caps. Last year's strong returns posted by the "non-earnings" stories in the Russell 2000 Index dissipated in the first quarter.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. Through most of 2003, the Russell 2000 Index was driven by micro-caps, low priced stocks, and speculative, lower quality companies. These factors are contrary to our strategy of investing for the long-term in companies with strong valuation metrics. The first quarter of 2004 has indicated to us that last year's trends have reversed and the market's advance has broadened to other, less speculative groups.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. The Fund carried a lower average relative exposure in the Consumer Discretionary, Consumer Staples, Financials, and Utilities sectors. The lower relative sector exposure contributed slightly to return over the six months. The Fund had no holdings in the Telecomm Services sector, which added 17 basis points. The higher relative allocation in the Energy and Materials sectors added 44 basis points to return. The higher allocation in the Industrials and Information Technology sectors detracted 31 basis points from the total return. Collectively, the sector allocation added 40 basis points to total return during the six months.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK OVER THE LAST SIX MONTHS?

A. The Fund slightly lagged its benchmark primarily due to a substantially higher average relative allocation and lagging results in the Information Technology and Materials sectors.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant changes in sector allocation include small reductions in the Consumer Staples, Materials and Health Care sectors and an increase in the Consumer Discretionary and Energy sectors. We reduced the exposure to Consumer Staples because of the questionable near term outlook for fresh meat products following the BSE news. Profit taking and realignment of positions lowered our exposure to Materials and Health Care slightly. Our exposure to the Consumer Discretionary sector increased by 3.7% over the 6 month period as the outlook and results in specialty and apparel retailers within the sector provided strong results.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Among the top contributors to return over the last 6 months were: Noven Pharmaceuticals (+147 bps), IKON Office Solutions (+93 bps), and Massey Energy (+86 bps). The common theme remains: catalyst for profitability, cash flow and cash earnings. Among the detractors were Cray Computers (-38 bps), Intervideo (-30 bps) and Centillium Communications (-29 bps). Despite leadership positions and strong niche products in their respective industry groups, these companies experienced execution difficulties.

--------------------------------------------------------------------------------
                                                  GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------------------------
  Noven Pharmaceuticals Inc.                                  1.56%
--------------------------------------------------------------------
  Quantum Corp.                                               1.42%
--------------------------------------------------------------------
  DRS Technologies Inc.                                       1.38%
--------------------------------------------------------------------
  PerkinElmer Inc.                                            1.37%
--------------------------------------------------------------------
  Webster Financial Corp.                                     1.35%
--------------------------------------------------------------------
  Advanced Medical Optics Inc.                                1.34%
--------------------------------------------------------------------
  Varian Inc.                                                 1.34%
--------------------------------------------------------------------
  Genesee & Wyoming Inc. (Class A)                            1.31%
--------------------------------------------------------------------
  Waddell & Reed Financial Inc. (Class A)                     1.30%
--------------------------------------------------------------------
  Tommy Hilfiger Corp.                                        1.28%
--------------------------------------------------------------------


--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Small Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/04

                             SIX           ONE         FIVE
                           MONTHS         YEAR         YEAR
                         -----------    ---------    ---------
Number of
Funds in
peer group:                  544           526          296
---------------------------------------------------------------
Peer group
average annual
total return:              21.79%        60.36%       13.32%
---------------------------------------------------------------
Lipper categories in peer group: Small Cap Core



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES+

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

           GE Small-Cap Value Equity Fund   GE Small-Cap Value Equity Fund w/load  Russell 2000
9/30/98              $10,000.00                         $ 9,425.00                $10,000.00
3/99                  10,437.88                           9,837.70                 10,994.64
9/99                  12,227.80                          11,524.71                 11,898.08
3/00                  15,936.76                          15,020.40                 15,090.96
9/00                  15,626.53                          14,728.01                 14,699.33
3/01                  15,813.30                          14,904.04                 12,797.04
9/01                  16,361.05                          15,420.29                 11,591.04
3/02                  19,269.55                          18,161.55                 14,603.73
9/02                  15,882.86                          14,969.60                 10,524.54
3/03                  14,624.95                          13,784.02                 10,673.24
9/03                  17,514.00                          16,506.94                 14,371.94
3/04                  21,218.62                          19,998.55                 17,486.04


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                                   SIX        ONE     FIVE     SINCE
                                  MONTHS     YEAR     YEAR   INCEPTION
                                ------------------- ------- -----------
GE Small-Cap Value Equity         21.15%    45.09%   15.24%   14.65%
GE Small-Cap Value Equity
    W/LOAD                        14.21%    36.69%   13.89%   13.42%
   MAXIMUM LOAD OF 5.75%
Russell 2000                      21.67%    63.83%    9.72%   10.69%

--------------------------------------------------------------------------------

CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

              GE Small-Cap Value Equity Fund  GE Small-Cap Value Equity Fund w/load   Russell 2000
9/30/98                 $10,000.00                       $10,000.00                  $10,000.00
3/99                     10,400.07                        10,400.07                   10,994.64
9/99                     12,136.76                        12,136.76                   11,898.08
3/00                     15,752.90                        15,752.90                   15,090.96
9/00                     15,385.48                        15,385.48                   14,699.33
3/01                     15,525.14                        15,525.14                   12,797.04
9/01                     15,989.46                        15,989.46                   11,591.04
3/02                     18,774.82                        18,774.82                   14,603.73
9/02                     15,417.74                        15,417.74                   10,524.54
3/03                     14,146.74                        14,146.74                   10,673.24
9/03                     16,882.15                        16,882.15                   14,371.94
3/04                     20,363.57                        20,363.57                   17,486.04


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                                   SIX        ONE     FIVE     SINCE
                                  MONTHS     YEAR     YEAR   INCEPTION
                                 --------   ------   ------  ---------
GE Small-Cap Value Equity         20.62%    43.95%   14.38%   13.80%
GE Small-Cap Value Equity
   W/LOAD                         16.62%    39.95%   14.38%   13.80%
   MAXIMUM LOAD                    4.00%     4.00%    0.00%    0.00%
Russell 2000                      21.67%    63.83%    9.72%   10.69%

--------------------------------------------------------------------------------

CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

              GE Small-Cap Value Equity Fund  GE Small-Cap Value Equity Fund w/load     Russell 2000
9/30/99                 $10,000.00                           $10,000.00                 $10,000.00
3/00                     12,979.49                            12,979.49                  12,683.52
9/00                     12,676.77                            12,676.77                  12,354.36
3/01                     12,791.83                            12,791.83                  10,755.54
9/01                     13,174.41                            13,174.41                   9,741.94
3/02                     15,468.70                            15,468.70                  12,274.02
9/02                     12,708.06                            12,708.06                   8,845.58
3/03                     11,647.15                            11,647.15                   8,970.55
9/03                     13,905.86                            13,905.86                  12,079.21
3/04                     16,780.57                            16,780.57                  14,696.52

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                                   SIX        ONE     FIVE     SINCE
                                  MONTHS     YEAR     YEAR   INCEPTION
                                 --------   ------   ------ -----------
GE Small-Cap Value Equity         20.67%    44.07%    9.47%   12.18%
GE Small-Cap Value Equity
   W/LOAD                         19.67%    43.07%    9.47%   12.18%
   MAXIMUM LOAD                    1.00%     1.00%    0.00%    0.00%
Russell 2000                      21.67%    63.83%   10.97%    8.93%

--------------------------------------------------------------------------------

CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

              GE Small-Cap Value Equity Fund                     Russell 2000
9/30/98                 $10,000.00                                $10,000.00
3/99                     10,442.17                                 10,994.64
9/99                     12,252.95                                 11,898.08
3/00                     15,984.18                                 15,090.96
9/00                     15,696.90                                 14,699.33
3/01                     15,918.92                                 12,797.04
9/01                     16,478.53                                 11,591.04
3/02                     19,437.13                                 14,603.73
9/02                     16,045.32                                 10,524.54
3/03                     14,785.51                                 10,673.24
9/03                     17,734.30                                 14,371.94
3/04                     21,513.74                                 17,486.04


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                                   SIX        ONE     FIVE     SINCE
                                  MONTHS     YEAR     YEAR   INCEPTION
                                 --------   ------   ------  ---------
GE Small-Cap Value Equity         21.31%    45.51%   15.55%   14.94%
Russell 2000                      21.67%    63.83%    9.72%   10.69%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                  GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $123,359 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


Technology                                26.8%
Consumer - Discretionary                  16.4%
Short-Term Investments                    14.4%
Financial Services                        13.2%
Healthcare                                11.2%
Materials & Processing                    5.7%
Energy                                    4.5%
Real Estate Investment Trust              2.1%
Autos & Transportation                    1.7%
Broadcast/Cable                           1.6%
Producer Durables                         1.4%
Utilities                                 1.0%


---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

COMMON STOCK -- 95.7%+
---------------------------------------------------------------

AUTOS & TRANSPORTATION -- 1.9%

Fleetwood Enterprises Inc. .....      43,500    $   534,180(a,j)
Genesee & Wyoming Inc.
   (Class A) ...................      65,288      1,612,601(a)
                                                  2,146,781

BROADCAST/CABLE -- 1.8%

Citadel Broadcasting Corp. .....      32,000        558,400(a)
Cumulus Media Inc. (Class A) ...      26,800        535,732(a)
Regent Communications Inc. .....     132,400        861,924(a)
                                                  1,956,056

CONSUMER DISCRETIONARY -- 18.3%

Alliance Gaming Corp. ..........      31,000        996,030(a)
American Eagle Outfitters ......      41,500      1,118,840(a)
Ameristar Casinos Inc. .........      32,700      1,103,592(a)
Catalina Marketing Corp. .......      57,900      1,122,681(a)
Chiquita Brands
   International Inc. ..........      47,900        998,715(a,j)
Comfort Systems USA Inc. .......      87,400        631,028(a)
Dave & Buster's Inc. ...........      63,300        952,665(a,j)
Gymboree Corp. .................      35,900        602,043(a)
IKON Office Solutions Inc. .....      99,100      1,268,480
Kenneth Cole Productions Inc.
   (Class A) ...................      33,000      1,125,300(j)
Linens 'n Things Inc. ..........      38,500      1,363,285(a)
NCO Group Inc. .................      23,500        549,195(a)
Smithfield Foods Inc. ..........      10,000        271,200(a)
Source Interlink Cos. Inc. .....      13,900        173,750(a)






---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
Spherion Corp. .................     108,600   $  1,110,978(a)
Talbots Inc. ...................      29,000      1,037,620
Tommy Hilfiger Corp. ...........      92,600      1,574,200(a)
Triarc Cos. (Class A) ..........      33,700        368,678(j)
Triarc Cos. (Class B) ..........      67,400        738,704(j)
Viad Corp. .....................      43,700      1,056,229
Warnaco Group Inc. .............      75,200      1,510,768(a)
Wet Seal Inc. (Class A) ........      66,400        547,800(a,j)
                                                 20,221,781

ENERGY -- 5.1%

Key Energy Services Inc. .......      96,900      1,065,900(a)
Massey Energy Co. ..............      56,800      1,253,576
Oil States International Inc. ..      71,300        958,272(a,j)
Spinnaker Exploration Co. ......      27,700        994,984(a)
Westport Resources Corp. .......      40,000      1,319,600(a)
                                                  5,592,332

FINANCIAL SERVICES -- 14.7%

AG Edwards Inc. ................      15,100        590,712
Cullen/Frost Bankers Inc. ......      25,500      1,090,380
Greater Bay Bancorp ............      49,700      1,453,725(j)
HCC Insurance Holdings Inc. ....       8,100        261,873
Hilb Rogal & Hamilton Co. ......      14,100        537,210
Interactive Data Corp. .........      29,700        528,066(a)
Kronos Inc. ....................      16,700        543,251(a)
Piper Jaffray Cos. .............      11,500        622,725(a)
Platinum Underwriters
   Holdings Ltd. ...............      33,300      1,067,265
Provident Bankshares Corp. .....      34,500      1,082,610
Raymond James Financial Inc. ...      43,050      1,069,793
Sandy Spring Bancorp Inc. ......      23,300        845,324(j)
Sky Financial Group Inc. .......      40,500      1,050,975
Sterling Bancorp ...............      42,300      1,233,045
Waddell & Reed Financial Inc.
   (Class A) ...................      65,600      1,608,512
Webster Financial Corp. ........      32,800      1,663,288
Westamerica Bancorp ............      19,900      1,004,154
                                                 16,252,908

HEALTHCARE -- 12.6%

Advanced Medical Optics Inc. ...      67,600      1,649,440(a)
Axcan Pharma Inc. ..............      42,700        813,862(a,j)
Centene Corp. ..................      49,050      1,500,440(a,j)
Charles River Laboratories
   International Inc. ..........      34,000      1,456,900(a)
Computer Programs &
   Systems Inc. ................      23,100        438,900(j)
Medical Action Industries Inc. .      53,500      1,093,540(a)
Nabi Biopharmaceuticals ........      80,500      1,251,775(a)
Noven Pharmaceuticals Inc. .....      89,400      1,919,418(a)
Protein Design Labs Inc. .......      52,200      1,243,404(a,j)
Salix Pharmaceuticals Ltd. .....      45,600      1,323,312(a)
Vicuron Pharmaceuticals Inc. ...      52,100      1,185,275(a)
                                                 13,876,266







-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
MATERIALS & PROCESSING -- 6.4%

Cambrex Corp. ..................      31,900    $   858,110
EMCOR Group Inc. ...............      13,300        488,110(a)
Harsco Corp. ...................      24,600      1,119,300
Mueller Industries Inc. ........      34,900      1,186,251
Olin Corp. .....................      65,100      1,162,035
Packaging Corp. of America .....      59,000      1,331,040
Spartech Corp. .................      36,300        903,870
                                                  7,048,716

PRODUCER DURABLES -- 1.5%

Champion Enterprises Inc. ......      52,200        553,320(a)
Manitowoc Co. ..................      37,800      1,118,124
                                                  1,671,444

REAL ESTATE INVESTMENT TRUST -- 2.4%

CarrAmerica Realty
   Corp. (REIT) ................      22,900        776,310
Cedar Shopping Centers Inc. ....      48,300        685,377
Gables Residential
   Trust (REIT) ................      13,800        500,250(j)
Omega Healthcare
   Investors Inc. ..............      58,200        632,634
                                                  2,594,571

TECHNOLOGY -- 29.9%

Amkor Technology Inc. ..........      56,400        825,132(a)
Apogee Enterprises Inc. ........      59,900        738,567
Ceridian Corp. .................      40,600        800,226(a)
CommScope Inc. .................      66,800      1,112,220(a)
Diversa Corp. ..................      64,200        568,812(a)
Drexler Technology Corp. .......      76,000      1,041,200(a,j)
DRS Technologies Inc. ..........      60,700      1,698,386(a)
Information Holdings Inc. ......      26,700        550,554(a)
Intergraph Corp. ...............      46,700      1,129,206(a)
Intermagnetics General Corp. ...      37,900      1,004,350(a,j)
Intevac Inc. ...................      33,400        344,020(a)
Itron Inc. .....................      28,900        537,829(a)
Micros Systems Inc. ............      24,000      1,083,600(a)
Mobility Electronics Inc. ......      71,200        647,849(a,j)
Network Associates Inc. ........      65,100      1,171,800(a)
Omnivision Technologies Inc. ...      40,200      1,097,862(a)
Parametric Technology Corp. ....     117,900        532,908(a)
Park Electrochemical Corp. .....      46,900      1,186,570
PerkinElmer Inc. ...............      81,900      1,694,511
Photon Dynamics Inc. ...........      36,800      1,200,784(a)
Quantum Corp. ..................     473,500      1,751,950(a)
Rudolph Technologies Inc. ......      49,200        921,516(a,j)
Semitool Inc. ..................      48,200        614,068(a)
Semtech Corp. ..................      50,600      1,155,198(a)
SonicWALL Inc. .................     162,200      1,446,824(a,j)
Teledyne Technologies Inc. .....      40,300        753,610(a)
Tessera Technologies Inc. ......      14,400        263,520(a,j)
Varian Inc. ....................      41,000      1,646,970(a)






---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
Veritas DGC Inc. ...............      69,500 $    1,438,650(a)
Vishay Intertechnology Inc. ....      52,200      1,113,948(a)
Woodward Governor Co. ..........      22,900      1,459,646
Zoran Corp. ....................      85,346      1,481,606(a)
                                                 33,013,892

UTILITIES -- 1.1%

Black Hills Corp. ..............      38,200      1,217,434

TOTAL INVESTMENT IN SECURITIES
   (COST $85,596,088) ..........                105,592,181

---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.1%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund .............   4,598,011      4,598,011(l)
State Street Navigator Securities
   Lending Prime Portfolio .....  13,169,036     13,169,036(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $17,767,047) ..........                 17,767,047


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (11.8)% .................                (13,010,874)
                                               -------------

NET ASSETS-- 100% ..............               $110,348,354
                                               =============




-----------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------


Q&A


[PHOTO OF DAIZO MOTOYOSHI OMITTED]


DAIZO MOTOYOSHI IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER FOR THE GE GLOBAL EQUITY FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2003. MR. MOTOYOSHI JOINED GE ASSET MANAGEMENT IN 1994 AS AN INTERNATIONAL EQUITY ANALYST AND PORTFOLIO MANAGER AND BECAME A GLOBAL EQUITY PORTFOLIO MANAGER IN 2002. PRIOR TO JOINING GEAM, DAIZO HELD POSITIONS AT ALLIANCE CAPITAL MANAGEMENT AND ERNST & YOUNG. HE HOLDS A BA IN ECONOMICS AND ACCOUNTING FROM CLAREMONT MCKENNA COLLEGE, A MBA FROM COLUMBIA UNIVERSITY, AND A MASTERS OF BUSINESS TAXATION FROM THE UNIVERSITY OF SOUTHERN CALIFORNIA. DAIZO IS A CERTIFIED PUBLIC ACCOUNTANT AND A HOLDER OF THE CHARTERED FINANCIAL ANALYST DESIGNATION.



Q. HOW DID THE GE GLOBAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Global Equity Fund rose 15.77% for Class A shares, 15.39% for Class B shares, 15.43% for Class C shares and 15.92% for Class Y shares for the six-month period. The MSCI World benchmark rose 17.26% and the Fund's Lipper peer group of 336 Global funds increased an average of 17.19% for the same period.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The portfolio was negatively impacted by an overweight in Health Care. There was also a negative contribution from stock selection in Information Technology, Consumer Staples and Consumer Discretionary sectors. However, the positive contributions from stock selection in Industrials and Telecommunication services offset a portion of the above-mentioned negative impacts to the portfolio.

    On a regional basis, stock selection in the U.S. was the largest negative contributor. Positive stock selection in the United Kingdom, Japan, and emerging markets helped mitigate the negative impact from the U.S. stock selection.

Q. WHAT DOMESTIC/WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS? HOW DID IT IMPACT THE FUND?

A. There were at least two major events that weighed on financial markets during the past six months. The first has been a noticeable increase in terrorist activities around the world, including the train bombings in Spain and increased unrest in the Middle East and Russia. For the time being, it appears as if the financial markets have looked past the increased violence and continued to focus on the economic recovery that seems to be firmly in place. The second major event has been the persistently high price of oil. A recent decision by OPEC to cut production by 1 million barrels will continue to support the high prices. A long-term high oil price could serve to dampen the economic recovery in place today and have an adverse impact to the fund's performance.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS DURING THE PAST SIX MONTHS?

A. The fund sold it's position in a number of information technology companies based on valuations that exceeded their underlying fundamental earnings and growth rate prospects. The companies eliminated from the fund included Dell, Cisco, Oracle, and Unisys. The position in Home Depot was also eliminated due to concerns that the U.S. market will soon reach a saturation point for home improvement stores. This saturation will make it difficult for Home Depot to maintain current levels of growth into the future. The fund started key new positions in BG Group, CVRD, Lukoil, and Norilsk Nickel.

--------------------------------------------------------------------------------
                                                           GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------


-----------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
-----------------------------------------
  Pfizer Inc.                      2.57%
-----------------------------------------
  Citigroup Inc.                   2.19%
-----------------------------------------
  Vodafone Group PLC.              2.14%
-----------------------------------------
  Microsoft Corp.                  2.07%
-----------------------------------------
  BHP Billiton PLC.                1.97%
-----------------------------------------
  Total S.A. (Series B)            1.91%
-----------------------------------------
  Smith & Nephew PLC.              1.90%
-----------------------------------------
  First Data Corp.                 1.82%
-----------------------------------------
  Wal-Mart Stores Inc.             1.77%
-----------------------------------------
  Samsung Electronics Co. Ltd.     1.75%
-----------------------------------------


--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies in developed and developing countries, including the United States.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Global Funds Peer Group
Based on average annual total returns for the periods ended 3/31/04

                        SIX        ONE     FIVE      TEN
                      MONTHS      YEAR     YEAR     YEAR
                     ---------   ------   ------   ------
Number of
Funds in
peer group:             336        322      180       49
----------------------------------------------------------
Peer group
average annual
total return:         17.19%     45.84%    2.42%     7.94%
----------------------------------------------------------
Lipper categories in peer group: Global Funds



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES+

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                   GE Global Equity Fund       GE Global Equity Fund w/load       MSCI World
3/94                    $10,000.00                      $ 9,425.00                $10,000.00
9/94                     10,335.64                        9,741.34                 10,520.65
9/95                     11,107.74                       10,469.05                 12,035.48
9/96                     12,378.01                       11,666.27                 13,680.85
9/97                     14,706.96                       13,861.31                 16,979.47
9/98                     13,110.30                       12,356.45                 17,002.55
9/99                     17,947.34                       16,915.37                 22,013.83
9/00                     20,540.48                       19,359.40                 23,810.16
9/01                     15,058.74                       14,192.87                 17,094.73
9/02                     12,213.77                       11,511.48                 13,815.69
9/03                     14,724.77                       13,878.10                 17,324.35
3/04                     17,046.94                       16,066.74                 20,314.01


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                            SIX           ONE         FIVE       TEN
                           MONTHS        YEAR         YEAR      YEAR
                          ---------     -------     --------   -------
GE Global Equity           15.77%       38.73%        0.09%     5.48%
GE Global Equity W/LOAD     9.12%       30.74%       -1.09%     4.85%
   MAXIMUM LOAD OF 5.75%

MSCI World                 17.26%       43.87%       -0.97%     7.34%

--------------------------------------------------------------------------------

CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

        GE Global Equity Fund    GE Global Equity Fund w/load      MSCI World
3/94         $10,257.78                   $10,257.78                $10,000.00
9/94          10,569.61                    10,569.61                 10,520.65
9/95          11,269.36                    11,269.36                 12,035.48
9/96          12,464.76                    12,464.76                 13,680.85
9/97          14,698.12                    14,698.12                 16,979.47
9/98          13,016.52                    13,016.52                 17,002.55
9/99          17,683.35                    17,683.35                 22,013.83
9/00          20,209.12                    20,209.12                 23,810.16
9/01          14,815.81                    14,815.81                 17,094.73
9/02          12,016.74                    12,016.74                 13,815.69
9/03          14,487.23                    14,487.23                 17,324.35
3/04          16,771.94                    16,771.94                 20,314.01


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                                SIX           ONE          FIVE         TEN
                               MONTHS        YEAR          YEAR        YEAR
                              ---------     -------      --------   ----------
GE Global Equity               15.39%       37.81%        -0.65%       5.02%
GE Global Equity W/LOAD        11.39%       33.81%        -0.65%       5.02%
   MAXIMUM LOAD                 4.00%        4.00%         0.00%       0.00%

MSCI World                     17.26%       43.87%        -0.97%       7.34%


--------------------------------------------------------------------------------


CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


           GE Global Equity Fund    GE Global Equity Fund w/load     MSCI World
9/30/99         $10,000.00                   $10,000.00             $10,000.00
12/99            12,106.23                    12,106.23              11,686.82
3/00             12,562.24                    12,562.24              11,806.73
9/00             11,356.44                    11,356.44              10,816.00
3/01              9,606.41                     9,606.41               8,842.64
9/01              8,259.17                     8,259.17               7,765.45
3/02              9,021.63                     9,021.63               8,461.30
9/02              6,648.92                     6,648.92               6,275.92
3/03              6,718.23                     6,718.23               6,413.90
9/03              8,019.22                     8,019.22               7,869.76
3/04              9,256.23                     9,256.23               9,227.84


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                             SIX             ONE          THREE          SINCE
                            MONTHS          YEAR          YEAR         INCEPTION
                           ---------       -------      --------      ----------
GE Global Equity            15.43%         37.78%        -1.23%         -1.70%
GE Global Equity W/LOAD     14.43%         36.78%        -1.23%         -1.70%
   MAXIMUM LOAD              1.00%          1.00%         0.00%          0.00%

MSCI World                  17.26%         43.87%         1.43%         -1.77%


--------------------------------------------------------------------------------


CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                   GE Global Equity Fund                          MSCI World
3/94                    $10,000.00                                $10,000.00
9/94                     10,351.26                                 10,520.65
9/95                     11,154.57                                 12,035.48
9/96                     12,461.02                                 13,680.85
9/97                     14,845.94                                 16,979.47
9/98                     13,273.25                                 17,002.55
9/99                     18,210.34                                 22,013.83
9/00                     20,895.98                                 23,810.16
9/01                     15,357.98                                 17,094.73
9/02                     12,493.74                                 13,815.69
9/03                     15,101.12                                 17,324.35
3/04                     17,505.47                                 20,314.01

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                             SIX           ONE        FIVE          TEN
                            MONTHS        YEAR        YEAR         YEAR
                           ---------     -------    --------    ----------
GE Global Equity            15.92%       39.11%       0.35%        5.76%
MSCI World                  17.26%       43.87%      -0.97%        7.34%



SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                           GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $59,986 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

United States                                    55.3%
Continental Europe                               17.8%
United Kingdom                                   10.8%
Japan                                             8.2%
Emerging Asia                                     3.3%
Canada                                           1.6%
Emerging Europe                                  1.5%
Latin America                                    1.5%




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
COMMON STOCK -- 95.2%+
---------------------------------------------------------------

BRAZIL -- 1.4%

Cia Vale do Rio Doce ADR .......       7,050    $   330,293
Empresa Brasileira de Aeronautica
   S.A. ADR ....................      12,614        404,909
                                                    735,202

CANADA -- 1.9%

Canadian Pacific Railway Ltd. ..       9,428        225,971
Nortel Networks Corp. ..........      41,563        243,828(a)
Petro-Canada ...................      10,943        479,768(j)
                                                    949,567

CHINA -- 0.4%

Huaneng Power
   International Inc. ..........     102,000        201,615

FINLAND -- 0.4%

Stora Enso Oyj (Series R) ......      17,136        215,638(j)

FRANCE -- 6.0%

BNP Paribas ....................       9,310        568,964(j)
Carrefour S.A. .................      17,494        862,945(j)
Lagardere S.C.A. (Regd.) .......       4,807        273,686(j)
Total S.A. (Series B) ..........       6,235      1,144,731(j)
Veolia Environnement ...........       7,841        218,733
                                                  3,069,059

GERMANY -- 1.2%

E.ON AG ........................       9,080        598,091(j)



---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
ISRAEL -- 1.0%

Teva Pharmaceutical Industries
   Ltd. ADR ....................       8,313   $    527,127(j)

ITALY -- 3.4%

Banca Intesa S.p.A .............     185,540        613,347
Ente Nazionale
   Idrocarburi S.p.A ...........      29,578        594,660(j)
Riunione Adriatica di
   Sicurta S.p.A ...............      12,906        230,766
Telecom Italia S.p.A ...........     124,372        282,755
                                                  1,721,528

JAPAN -- 9.6%

Aiful Corp. ....................       6,050        620,498
Asahi Glass Co. Ltd. ...........      91,000        983,169(j)
Canon Inc. .....................      14,000        725,333
Chugai Pharmaceutical Co. Ltd. .      29,900        475,940
Honda Motor Co. Ltd. ...........       8,100        373,720
Hoya Corp. .....................       5,700        556,111
Nissan Motor Co. Ltd. ..........      24,600        275,475
Secom Co. Ltd. .................      15,000        654,587
Shinsei Bank Ltd. ..............      31,000        245,831(j)
                                                  4,910,664

MEXICO -- 0.3%

America Movil S.A.
   de C.V. ADR (Series L) ......       4,639        179,297

NETHERLANDS -- 1.6%

ING Groep N.V. .................      11,133        244,622
Koninklijke Philips
   Electronics N.V. ............      19,801        572,566(j)
                                                    817,188

RUSSIA -- 0.8%

LUKOIL ADR .....................       1,389        173,278
MMC Norilsk Nickel ADR .........       2,881        221,261
                                                    394,539

SOUTH KOREA -- 2.5%

POSCO ..........................       1,660        234,568
POSCO ADR ......................         430         15,218
Samsung Electronics Co. Ltd. ...       2,110      1,052,745
                                                  1,302,531

SPAIN -- 3.1%

Banco Santander Central
   Hispano S.A. (Regd.) ........      56,058        609,674(j)
Grupo Ferrovial S.A. ...........       7,132        289,667
Telefonica S.A. ................      43,979        665,304
                                                  1,564,645








------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
SWEDEN -- 1.3%

Skandinaviska Enskilda
   Banken AB (Series A) ........      44,502    $   652,072(j)

SWITZERLAND -- 3.5%

Nestle S.A. (Regd.) ............       3,189        813,077
Novartis AG (Regd.) ............      15,393        653,703
Roche Holding AG ...............       3,161        308,777
                                                  1,775,557

TAIWAN -- 0.9%

Taiwan Semiconductor
   Manufacturing Co. Ltd. ......     263,832        480,422(a)

UNITED KINGDOM -- 12.6%

Aviva PLC. .....................      16,899        163,985
BG Group PLC. ..................      49,650        296,788
BHP Billiton PLC. ..............     129,418      1,179,740
Brambles Industries PLC. .......     191,391        755,379
Diageo PLC. ....................      18,140        236,371
Kingfisher PLC. ................      98,387        521,667
National Grid Transco PLC. .....      56,451        446,118
Royal Bank of Scotland
   Group PLC. ..................       8,383        255,443
Smith & Nephew PLC. ............     115,603      1,137,729
Smiths Group PLC. ..............      16,976        199,988
Vodafone Group PLC. ............     542,813      1,284,422
                                                  6,477,630

UNITED STATES -- 43.3%

American Express Co. ...........      12,024        623,444(h)
American International
   Group Inc. ..................       9,598        684,817
Amgen Inc. .....................       3,650        212,321(a)
Bank of America Corp. ..........       9,520        770,930
Cardinal Health Inc. ...........      11,207        772,162
Citigroup Inc. .................      25,420      1,314,214(h)
Colgate-Palmolive Co. ..........       6,471        356,552
Comcast Corp. (Class A Special)       24,114        672,298(a)
Dominion Resources Inc. ........      10,017        644,093
Exxon Mobil Corp. ..............      20,165        838,662(h)
Federal National
   Mortgage Assoc. .............       7,634        567,588
First Data Corp. ...............      25,916      1,092,619
Goldman Sachs Group Inc. .......       7,688        802,243
Intel Corp. ....................      22,905        623,016
Johnson & Johnson ..............      20,139      1,021,450
Marsh & McLennan Cos. Inc. .....       8,115        375,725
Mellon Financial Corp. .........      19,383        606,494
Merck & Co. Inc. ...............      10,675        471,728
Microsoft Corp. ................      49,843      1,244,580
PepsiCo Inc. ...................      18,495        995,956
Pfizer Inc. ....................      43,940      1,540,097
Praxair Inc. ...................      13,471        500,044





---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
State Street Corp. .............       9,401   $    490,074(e)
Target Corp. ...................      22,131        996,780
Travelers Property Casualty
   Corp. (Class B) .............      35,955        620,943
United Technologies Corp. ......      10,660        919,958
Viacom Inc. (Class B) ..........      20,738        813,137
Wal-Mart Stores Inc. ...........      17,802      1,062,601
Wyeth ..........................      15,307        574,777
                                                 22,209,303

TOTAL COMMON STOCK
   (COST $41,858,326) ..........                 48,781,675

---------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.8%
---------------------------------------------------------------
UNITED STATES -- 1.8%

Financial Select Sector
   SPDR Fund ...................       6,241        183,485(j)
Industrial Select Sector
   SPDR Fund ...................      28,292        747,192(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $913,300) .............                    930,677

---------------------------------------------------------------
PREFERRED STOCK -- 0.5%
---------------------------------------------------------------
GERMANY -- 0.5%

Henkel KGaA
   (COST $191,616) .............       3,054        252,618(j)

TOTAL INVESTMENT IN SECURITIES
   (COST $42,963,242) ..........                 49,964,970

---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 19.6%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund .............   1,178,193      1,178,193(l)
State Street Navigator Securities
   Lending Prime Portfolio .....   8,843,056      8,843,056(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $10,021,249) ..........                 10,021,249

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (17.1)% ...............                 (8,756,119)
                                                ------------

NET ASSETS-- 100% ..............                $51,230,100
                                                ============





------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



OTHER INFORMATION
--------------------------------------------------------------------------------
The GE Global Equity Fund was invested in the following sectors at March 31, 2004:

                                              PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
----------------------------------------------------------------
Financials                                            18.44%
Short-Term                                            16.71%
Health Care                                           12.83%
Information Technology                                10.03%
Consumer - Staples                                     7.64%
Consumer - Discretionary                               7.50%
Industrials                                            7.39%
Energy                                                 5.88%
Materials                                              4.50%
Telecommunication Services                             4.02%
Utilities                                              3.51%
Exchange Traded Funds                                  1.55%
                                                    ---------
                                                     100.00%
                                                    =========





------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                    GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



Q&A


RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND AND MANAGES THE FOREIGN INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992. RALPH IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.



Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE International Equity Fund advanced 20.50% for Class A shares, 19.87% for Class B shares, 20.07% for Class C shares and 20.56% for Class Y shares for the six-month period ended March 31, 2004. The MSCI EAFE benchmark advanced 22.16% over the same period, while the Fund's Lipper peer group of 874 International funds returned 20.77%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The strength seen in much of 2003 carried through to the first quarter of 2004, although at a more modest level. The increasing evidence of a robust U.S. recovery is bolstering international markets, even though the mix has changed in the most recent quarter. Europe has slipped while Japan has rebounded strongly; the UK remained firm and Emerging Markets continue to contribute strongly.

Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. The Dollar's weakening trend is slowing as the U.S. economy picks up. The fragility of business and consumer confidence is exposed by the Madrid bombing in March, a terrorist event that had broad political overtones.

Q.  WHICH STOCKS HELPED PERFORMANCE? WHICH STOCKS HURT PERFORMANCE?

A. Strong returns ranging from 15.1% to 24.95%. Utilities (defensive) and Industrials (cyclical) were the best performers and Health Care and Consumer Staples (both defensive) the worst. The portfolio's top 5 performers came from 5 different sectors, illustrating the importance of stock picking over passive allocation. BHP Billiton (mining), Samsung Electronics, Smith & Nephew (healthcare), Embraer (aerospace) and Total (energy) made the largest contributions to return, reflecting, for the most part, growing confidence in the global recovery. The portfolio's worst performers were equally eclectic: Taiwan Semiconductor (driven by political turmoil in Taiwan) and Johnson Electric (perceived weakness in China) were the 2 worst performers, joined by stocks in Health Care, Financials and Consumer Staples. Major new positions were added in European Autos, Energy (gas), Telecom Equipment, Materials and Insurance. Eliminations included selected Energy, Healthcare and Industrial positions, sold because of valuation targets being reached or deterioration of company fundamentals.



PICTURED TO THE RIGHT: RALPH R. LAYMAN



[PHOTO OF RALPH R. LAYMAN OMITTED]

--------------------------------------------------------------------------------
                                                    GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


---------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
---------------------------------------------------
  Total S.A. (Series B)                      2.34%
---------------------------------------------------
  BHP Billiton PLC.                          2.29%
---------------------------------------------------
  Vodafone Group PLC.                        2.14%
---------------------------------------------------
  Nestle S.A. (Regd.)                        1.86%
---------------------------------------------------
  Samsung Electronics Co. Ltd.               1.84%
---------------------------------------------------
  BNP Paribas                                1.79%
---------------------------------------------------
  Taiwan Semiconductor
    Manufacturing Co. Ltd.                   1.69%
---------------------------------------------------
  Ente Nazionale Idrocarburi S.p.A           1.65%
---------------------------------------------------
  Telefonica S.A.                            1.64%
---------------------------------------------------
  Carrefour S.A.                             1.58%
---------------------------------------------------


--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies in developed and developing countries other than the United States.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
International Funds Peer Group
Based on average annual total returns for the periods ended 3/31/04

                              SIX         ONE         FIVE
                            MONTHS       YEAR         YEAR
                           ---------   ---------    ---------
Number of
Funds in
peer group:                   874         847          495
-------------------------------------------------------------
Peer group
average annual
total return:               20.77%      53.63%        1.76%
-------------------------------------------------------------
Lipper categories in peer group: International Funds


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES+

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

         GE International Equity Fund   GE International Equity Fund w/load   MSCI EAFE
3/2/94            $10,000.00                        $ 9,425.00               $10,000.00
9/94               10,375.67                          9,779.07                10,520.92
9/95               10,911.05                         10,283.66                11,130.24
9/96               12,169.83                         11,470.07                12,088.97
9/97               14,456.79                         13,625.52                13,560.44
9/98               13,198.32                         12,439.41                12,429.62
9/99               16,560.95                         15,608.69                16,277.08
9/00               18,300.32                         17,248.06                16,794.69
9/01               12,564.25                         11,841.80                11,976.25
9/02               10,015.98                          9,440.06                10,116.47
9/03               11,336.20                         10,684.37                12,749.50
3/04               13,659.79                         12,874.35                15,574.61

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                          SIX        ONE      FIVE     TEN
                         MONTHS     YEAR      YEAR    YEAR
                        ---------  -------  -------  -------
GE International
   Equity                20.50%    46.70%    -2.99%   3.17%
GE International
   Equity  W/LOAD        13.52%    38.27%    -4.13%   2.56%
   MAXIMUM LOAD
   OF 5.75%
MSCI EAFE                22.16%    57.54%     0.48%   4.53%

--------------------------------------------------------------------------------

CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


               GE International Equity Fund    GE International Equity Fund w/load     MSCI EAFE
3/2/94                  $10,000.00                         $10,000.00                  $10,000.00
9/94                     10,341.75                          10,341.75                   10,520.92
9/95                     10,789.73                          10,789.73                   11,130.24
9/96                     11,952.87                          11,952.87                   12,088.97
9/97                     14,087.68                          14,087.68                   13,560.44
9/98                     12,764.96                          12,764.96                   12,429.62
9/99                     15,900.46                          15,900.46                   16,277.08
9/00                     17,516.50                          17,516.50                   16,794.69
9/01                     12,026.11                          12,026.11                   11,976.25
9/02                      9,586.99                           9,586.99                   10,116.47
9/03                     10,850.66                          10,850.66                   12,749.50
3/04                     13,074.72                          13,074.72                   15,574.61


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                          SIX        ONE      FIVE     TEN
                         MONTHS     YEAR      YEAR    YEAR
                        ---------  -------  -------  -------
GE International
   Equity                19.87%    45.01%    -3.80%   2.71%
GE International
   Equity W/LOAD         15.87%    41.01%    -3.80%   2.71%
   MAXIMUM LOAD           4.00%     4.00%     0.00%   0.00%
MSCI EAFE                22.16%    57.54%     0.48%   4.53%

--------------------------------------------------------------------------------

CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

            GE International Equity Fund    GE International Equity Fund w/load     MSCI EAFE
9/30/99              $10,000.00                         $10,000.00                  $10,000.00
3/00                  12,561.62                          12,561.62                   11,686.13
9/00                  10,967.54                          10,967.54                   10,318.00
3/01                   9,063.05                           9,063.05                    8,662.24
9/01                   7,473.51                           7,473.51                    7,357.74
3/02                   8,001.13                           8,001.13                    7,910.86
9/02                   5,910.69                           5,910.69                    6,215.16
3/03                   5,505.87                           5,505.87                    6,073.72
9/03                   6,656.55                           6,656.55                    7,832.80
3/04                   7,992.81                           7,992.81                    9,568.43


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                          SIX        ONE      THREE   SINCE
                         MONTHS     YEAR      YEAR  INCEPTION
                        ---------  -------  ------- ---------
GE International
   Equity                20.07%    45.17%    -4.10%  -4.85%
GE International
   Equity W/LOAD         19.07%    44.17%    -4.10%  -4.85%
   MAXIMUM LOAD           1.00%     1.00%     0.00%   0.00%
MSCI EAFE                22.16%    57.54%     3.37%  -0.98%


--------------------------------------------------------------------------------


CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


               GE International Equity Fund             MSCI EAFE
3/2/94                   10,000.00                      10,000.00
9/94                     10,396.18                      10,520.92
9/95                     10,963.00                      11,130.24
9/96                     12,275.49                      12,088.97
9/97                     14,627.43                      13,560.44
9/98                     13,407.07                      12,429.62
9/99                     16,855.43                      16,277.08
9/00                     18,671.35                      16,794.69
9/01                     12,842.34                      11,976.25
9/02                     10,277.62                      10,116.47
9/03                     11,633.56                      12,749.50
3/04                     14,025.21                      15,574.61



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX       ONE     FIVE       TEN
                       MONTHS    YEAR     YEAR      YEAR
                      --------- ------- --------   -------
GE International
   Equity              20.56%   46.48%   -2.81%     3.44%
MSCI EAFE              22.16%   57.54%    0.48%     4.53%


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                    GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $87,096 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Continental Europe              37.3%
Short Term                      18.4%
United Kingdom                  17.6%
Japan                           11.9%
Emerging Asia                   6.7%
Latin America                   3.8%
Canada                          2.6%
Emerging Europe                 1.1%
Pacific Rim                     0.6%







---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

COMMON STOCK -- 95.4%+
---------------------------------------------------------------

AUSTRALIA -- 0.4%

Woolworths Ltd. ...............       31,351   $    283,629

BRAZIL -- 3.2%

Aracruz Celulose S.A. ADR .....       10,408        398,106(j)
Cia Vale do Rio Doce ADR ......        8,069        378,033(j)
Cia Vale do Rio Doce ADR ......       11,762        645,734
Empresa Brasileira de
   Aeronautica S.A. ADR .......       28,645        919,505(j)
                                                  2,341,378

CANADA -- 3.2%

Alcan Inc. ....................        9,137        405,247(j)
Bank of Nova Scotia ...........        2,773        149,384(j)
Canadian Pacific Railway Ltd. .       20,475        490,746
Manulife Financial Corp. ......       10,171        375,807(j)
Nortel Networks Corp. .........       71,656        420,367(a)
Petro-Canada ..................       10,661        467,405(h)
                                                  2,308,956

CHINA -- 2.2%

China Petroleum &
   Chemical Corp. .............    2,138,000        823,247(h)
Huaneng Power
   International Inc. .........      402,000        794,599(h)
Semiconductor Manufacturing
   International Corp. ........       99,000         29,861(a)
                                                  1,647,707

DENMARK -- 0.4%

Group 4 Falck A/S .............       12,489        320,561




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
FINLAND -- 1.2%

Nokia Oyj .....................       10,100  $     207,030(j)
Sampo Oyj (Series A) ..........       50,420        588,631(j)
Stora Enso Oyj (Series R) .....        7,703         96,934(a,j)
                                                    892,595

FRANCE -- 12.4%

Accor S.A. ....................       17,363        703,494(h)
AXA ...........................       35,798        746,987(j)
BNP Paribas ...................       25,461      1,556,003(h,j)
Carrefour S.A. ................       27,926      1,377,535(h,j)
Credit Agricole S.A. ..........       25,291        660,452
Lagardere S.C.A. (Regd.) ......       10,902        620,705(h,j)
LVMH Moet Hennessy
   Louis Vuitton S.A. .........        3,039        223,331
Renault S.A. ..................        7,924        548,725(j)
Total S.A. (Series B) .........       11,086      2,035,363(h,j)
Veolia Environnement ..........       21,236        592,400
                                                  9,064,995

GERMANY -- 3.9%

Allianz AG (Regd.) ............        2,848        310,127(j)
BASF AG .......................        4,948        251,311(j)
Bayerische Motoren Werke AG ...       10,121        411,563(j)
Deutsche Boerse AG ............        2,838        161,023(j)
E.ON AG .......................       12,426        818,489(h,j)
Muenchener Rueckversicherungs
   AG (Regd.) .................        4,460        495,308(j)
Schering AG ...................        7,446        352,381(j)
Siemens AG (Regd.) ............          972         71,753
                                                  2,871,955

HONG KONG -- 0.4%

Johnson Electric Holdings Ltd.       253,600        273,420

INDIA -- 0.3%

Dr Reddy's Laboratories
   Ltd. ADR ...................        8,271        198,090(j)

IRELAND -- 1.8%

Bank of Ireland ...............       74,576        931,128(h)
CRH PLC. ......................       19,977        407,526(h)
                                                  1,338,654

ISRAEL -- 0.3%

Teva Pharmaceutical Industries
   Ltd. ADR ...................        3,371        213,755(j)

ITALY -- 5.0%

Banca Intesa S.p.A ............      139,760        462,010(h)
Ente Nazionale
   Idrocarburi S.p.A ..........       71,292      1,433,311(h,j)
Mediaset S.p.A ................       14,355        159,297(j)







-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
Riunione Adriatica di
   Sicurta S.p.A ..............       48,734   $    871,388(h)
Telecom Italia S.p.A ..........      321,021        729,830(j)
                                                  3,655,836

JAPAN -- 14.1%

Aiful Corp. ...................        3,250        333,325
Asahi Glass Co. Ltd. ..........       86,000        929,149(h,j)
Canon Inc. ....................       20,000      1,036,190(h)
Chugai Pharmaceutical Co. Ltd.        35,400        563,487
Daikin Industries Ltd. ........       34,000        856,250
Honda Motor Co. Ltd. ..........       18,000        830,490(h)
Hoya Corp. ....................        7,100        692,700
JFE Holdings Inc. .............        3,700        101,182
Komatsu Ltd. ..................      193,000      1,224,396(h,j)
Mitsubishi Estate Co. Ltd. ....       41,000        556,072
Mitsui & Co. Ltd. .............       88,000        790,042(j)
Mitsui OSK Lines Ltd. .........      102,225        526,675(j)
Mitsui Sumitomo
   Insurance Co. Ltd. .........       69,000        734,868
Nissan Motor Co. Ltd. .........       32,300        361,700(h)
Sharp Corp. ...................       27,000        482,463(h,j)
Sony Corp. ....................        7,200        301,745(j)
Toto Ltd. .....................        4,000         44,885
                                                 10,365,619

MEXICO -- 1.3%

America Movil S.A. de
   C.V. ADR (Series L) ........        5,458        210,952(j)
Grupo Televisa S.A. ADR .......        7,690        364,045
Wal-Mart de Mexico S.A. de
   C.V. (Series V) ............      118,756        361,584
                                                    936,581

NETHERLANDS -- 3.4%

Aegon N.V. ....................       29,456        376,464
ING Groep N.V. ................       35,958        790,095
Koninklijke Philips
   Electronics N.V. ...........       44,759      1,294,252(h,j)
                                                  2,460,811

NORWAY -- 0.4%

Statoil ASA ...................       26,087        318,211

RUSSIA -- 1.0%

LUKOIL ADR ....................        3,282        407,624(b)
LUKOIL ADR ....................          812        101,297
MMC Norilsk Nickel ADR ........        3,129        240,307
                                                    749,228

SOUTH KOREA -- 3.1%

Kookmin Bank ..................        6,256        253,743
POSCO .........................        2,960        418,265
POSCO ADR .....................          958         33,904(j)
Samsung Electronics Co. Ltd. ..        3,210      1,601,570(h)
                                                  2,307,482






---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
SPAIN -- 3.7%

Banco Santander Central
   Hispano S.A. (Regd.) .......       70,618  $     768,025(h,j)
Grupo Ferrovial S.A. ..........       11,228        456,027
Telefonica S.A. ...............       94,248      1,425,761(h)
Telefonica S.A. ADR ...........          835         38,026
                                                  2,687,839

SWEDEN -- 2.4%

Autoliv Inc. SDR ..............        6,343        258,218
Skandinaviska Enskilda Banken
   AB (Series A) ..............       26,465        387,782(j)
SKF AB (Series B) .............        3,756        135,970(j)
Svenska Handelsbanken .........       42,035        794,291(h)
Telefonaktiebolaget LM Ericsson
   (Series B) .................       77,169        213,867
                                                  1,790,128

SWITZERLAND -- 8.2%

ABB Ltd. (Regd.) ..............       98,643        581,650
Credit Suisse Group (Regd.) ...       39,631      1,373,328(h)
Nestle S.A. (Regd.) ...........        6,337      1,615,701(h)
Novartis AG (Regd.) ...........       31,123      1,321,717(h)
Roche Holding AG ..............        6,766        660,925
Syngenta AG (Regd.) ...........        6,240        455,126
                                                  6,008,447

TAIWAN -- 2.3%

China Steel Corp. ADR .........       11,019        229,195(b)
Taiwan Semiconductor
   Manufacturing Co. Ltd. .....      808,329      1,471,919(a)
                                                  1,701,114

UNITED KINGDOM -- 20.8%
BG Group PLC. .................      117,022        699,512
BHP Billiton PLC. .............      219,009      1,996,428(h)
Brambles Industries PLC. ......      255,431      1,008,131(h)
Compass Group PLC. ............      103,215        680,052(h)
Diageo PLC. ...................       31,400        409,153
Exel PLC. .....................       29,977        387,856
GlaxoSmithKline PLC. ..........       67,661      1,328,066(h)
Kingfisher PLC. ...............      100,530        533,030(j)
National Grid Transco PLC.            65,640        518,737(h)
Reed Elsevier PLC. ............      111,510        986,780(h)
Rio Tinto PLC. (Regd.) ........       22,771        561,623
Royal Bank of Scotland
   Group PLC. .................       34,387      1,047,825
S.A.BMiller PLC. ..............       25,465        292,973
Smith & Nephew PLC. ...........      121,217      1,192,980(h)
Smiths Group PLC. .............       54,567        642,833(h)
Tesco PLC. ....................      253,783      1,146,215(h)
Vodafone Group PLC. ...........      786,050      1,859,975(h)
                                                 15,292,169

TOTAL COMMON STOCK
   (COST $56,727,850) .........                  70,029,160







------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

CONVERTIBLE BONDS -- 0.1%
---------------------------------------------------------------

FRANCE -- 0.1%

AXA
   0.00%   12/21/04
   (COST $30,573) .............        2,052   $     40,221(d)



---------------------------------------------------------------
PREFERRED STOCK -- 1.4%
---------------------------------------------------------------
GERMANY -- 1.4%

Henkel KGaA ...................        7,024        581,006(j)
Porsche AG ....................          743        448,337

TOTAL PREFERRED STOCK
   (COST $767,539) ............                   1,029,343

TOTAL INVESTMENT IN SECURITIES
   (COST $57,525,962) .........                  71,098,724

---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 21.8%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund ............    1,564,818      1,564,818(l)
State Street Navigator Securities
   Lending Prime Portfolio ....   14,432,063     14,432,063(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $15,996,881) .........                  15,996,881

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (18.7)% ................                 (13,715,168)
                                                ------------

NET ASSETS-- 100% .............                 $73,380,437
                                                ============



OTHER INFORMATION
---------------------------------------------------------------
The GE International Equity Fund had the following long futures contracts open at March 31, 2004:

                             NUMBER     CURRENT     UNREALIZED
               EXPIRATION      OF      NOTIONAL    APPRECIATION/
DESCRIPTION       DATE      CONTRACTS    VALUE     DEPRECIATION
----------------------------------------------------------------
DJ Euro
   Stoxx 50     June 2004      19      $  641,633    $ 4,989
FTSE 100
   Index        June 2004       6         484,862     (2,204)
Topix Index     June 2004       3         340,126     12,226
                                       ----------    -------
                                       $1,466,621    $15,011
                                       ----------    -------

----------------------------------------------------------------
The GE International Equity Fund was invested in the following sectors at March 31, 2004:

                                              PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
----------------------------------------------------------------
Short Term                                             18.3%
Financial                                              17.0%
Industrials                                            11.1%
Consumer - Discretionary                               10.6%
Materials                                               7.6%
Energy                                                  7.2%
Consumer - Staples                                      7.0%
Healthcare                                              6.7%
Information Technology                                  6.5%
Telecommunication Services                              4.9%
Utilities                                               3.1%
                                                      ------
                                                      100.0%
                                                      ======






------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   GE PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------


Q&A



DAVE CARLSON HAS BEEN THE PORTFOLIO MANAGER OF THE GE PREMIER GROWTH EQUITY FUND SINCE ITS INCEPTION IN 1996. SEE PAGE 1 FOR BIOGRAPHICAL INFORMATION.


Q. HOW DID THE GE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Premier Growth Equity Fund advanced 9.42% for Class A shares, 8.96% for Class B shares, 8.96% for Class C shares and 9.53% for Class Y shares for the six-month period. The S&P 500 Index increased 14.08% over the same period, while the Fund's Lipper peer group of 1,055 Large Cap Core funds returned 12.38%.

Q.  WHAT FACTORS DROVE THE PERFORMANCE FOR THE SIX-MONTH PERIOD?

A. The bulk of the gain for the period came in the fourth quarter of 2003, as the market continued to react favorably to the strengthening economy. The stock market has posted very modest gains to date in 2004.

    The strongest sectors in the market for the six-month period were Energy and Basic Materials, each with gains in excess of 20%. Unfortunately, the Premier Growth portfolio did not fully participate in this strength since we have found few names in these sectors that meet our requirements for sustainable long-term growth. We did have nice gains in two oil service names, Schlumberger (+32%) and Baker Hughes (+18%).

    Health Care (+8%) was the worst performing market sector in the last six months, and Premier Growth is overweighted in the this sector. Political concerns, including the potential for drug re-importation, negatively impacted the pharmaceutical names. Of our holdings, Wyeth (-18%) faced distribution difficulties in its Prevnar vaccine, and Lincare (-14%) will face pricing pressures due to the recent Medicare drug legislation.

    In Technology our 5% return lagged the sector return of 9%. Weakness in Microsoft (-10%), Intuit (-7%), and Intel (-1%) offset solid returns from Yahoo! (+37%), Cisco (+20%), and Applied Materials (+18%).



PICTURED TO THE LEFT: DAVID B. CARLSON

[PHOTO OF DAVID B. CARLSON OMITTED]

--------------------------------------------------------------------------------
                                                   GE PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------


-----------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
-----------------------------------------------------
  First Data Corp.                             3.65%
-----------------------------------------------------
  Carnival Corp.                               3.53%
-----------------------------------------------------
  Liberty Media Corp. (Series A)               3.51%
-----------------------------------------------------
  Vodafone Group PLC. ADR                      3.44%
-----------------------------------------------------
  Federal National Mortgage Assoc.             3.41%
-----------------------------------------------------
  Pfizer Inc.                                  3.31%
-----------------------------------------------------
  Citigroup Inc.                               3.25%
-----------------------------------------------------
  American International Group Inc.            3.23%
-----------------------------------------------------
  Cardinal Health Inc.                         3.12%
-----------------------------------------------------
  State Street Corp.                           3.01%
-----------------------------------------------------




--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.
--------------------------------------------------------------------------------



LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/04

                             SIX         ONE      FIVE
                           MONTHS       YEAR      YEAR
                          ---------   --------- ---------
Number of
Funds in
peer group:                 1,055       1,025      626
---------------------------------------------------------
Peer group
average annual
total return:              12.38%      31.22%    -2.34%
---------------------------------------------------------
Lipper categories in peer group: Large Cap Core



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES+

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

               GE Premier Growth Equity Fund  GE Premier Growth Equity Fund w/load    S&P 500
12/31/96                $10,000.00                       $ 9,425.00                 $10,000.00
9/97                     12,233.32                        11,529.91                  12,959.85
9/98                     13,866.65                        13,069.32                  14,140.87
9/99                     19,210.40                        18,105.80                  18,072.96
9/00                     22,784.86                        21,474.73                  20,466.47
9/01                     17,329.76                        16,333.30                  15,010.42
9/02                     14,561.83                        13,724.52                  11,934.79
9/03                     18,308.55                        17,255.80                  14,851.65
3/04                     20,032.35                        18,880.49                  16,942.55

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                     SIX         ONE         FIVE       SINCE
                    MONTHS      YEAR         YEAR     INCEPTION
                   --------    ------       ------    ---------
GE Premier
   Growth Equity     9.42%     31.52%        1.46%     10.06%
GE Premier Growth
   Equity W/LOAD     3.12%     23.96%        0.26%      9.16%
   MAXIMUM LOAD
   OF 5.75%
S&P 500             14.08%     35.14%       -1.21%      4.39%


--------------------------------------------------------------------------------


CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


        GE Premier Growth Equity Fund  GE Premier Growth Equity Fund w/load      S&P 500
12/31/96           $10,000.00                    $10,000.00                    $10,000.00
9/97                12,166.66                     12,166.66                     12,959.85
9/98                13,683.31                     13,683.31                     14,140.87
9/99                18,818.49                     18,818.49                     18,072.96
9/00                22,149.56                     22,149.56                     20,466.47
9/01                16,726.35                     16,726.35                     15,010.42
9/02                13,948.17                     13,948.17                     11,934.79
9/03                17,505.83                     17,505.83                     14,851.65
3/04                19,154.06                     19,154.06                     16,942.55


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                     SIX         ONE         FIVE       SINCE
                    MONTHS      YEAR         YEAR     INCEPTION
                   --------    ------       ------    ---------
GE Premier
   Growth Equity     8.96%     30.53%        0.70%      9.38%
GE Premier Growth
   Equity W/LOAD     4.96%     26.53%        0.70%      9.38%
   MAXIMUM LOAD      4.00%      4.00%        0.00%      0.00%
S&P 500             14.08%     35.14%       -1.21%      4.39%


--------------------------------------------------------------------------------


CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

       GE Premier Growth Equity Fund     GE Premier Growth Equity Fund w/load     S&P 500
9/30/99            $10,000.00                        $10,000.00                $10,000.00
3/00                12,482.09                         12,482.09                 11,773.02
9/00                11,765.74                         11,765.74                 11,324.36
3/01                10,251.88                         10,251.88                  9,200.32
9/01                 8,884.96                          8,884.96                  8,305.46
3/02                10,331.03                         10,331.03                  9,219.23
9/02                 7,405.02                          7,405.02                  6,603.67
3/03                 7,723.15                          7,723.15                  6,936.74
9/03                 9,251.04                          9,251.04                  8,217.61
3/04                10,079.87                         10,079.87                  9,374.53

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                     SIX         ONE         FIVE       SINCE
                    MONTHS      YEAR         YEAR     INCEPTION
                   --------    ------       ------    ---------
GE Premier
   Growth Equity     8.96%     30.51%       -0.56%      0.18%
GE Premier Growth
   Equity W/LOAD     7.96%     29.51%       -0.56%      0.18%
   MAXIMUM LOAD      1.00%      1.00%        0.00%      0.00%
S&P 500             14.08%     35.14%        0.63%     -9.76%


--------------------------------------------------------------------------------


CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


              GE Premier Growth Equity Fund                        S&P 500
12/31/96                $10,000.00                                $10,000.00
9/97                     12,253.32                                 12,959.85
9/98                     13,926.32                                 14,140.87
9/99                     19,345.90                                 18,072.96
9/00                     22,995.97                                 20,466.47
9/01                     17,534.38                                 15,010.42
9/02                     14,767.94                                 11,934.79
9/03                     18,617.70                                 14,851.65
3/04                     20,392.70                                 16,942.55


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED
MARCH 31, 2004
                      SIX          ONE     FIVE        SINCE
                     MONTHS       YEAR     YEAR      INCEPTION
                    --------     ------   ------     ---------
GE Premier
   Growth Equity      9.53%      31.82%    1.72%      10.33%
S&P 500 14.08%       35.14%      -1.21%    4.39%


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                   GE PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GE PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $663,821 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Information Technology                                  25.49%
Financials                                              20.46%
Health Care                                             16.31%
Consumer Discretionary                                  14.55%
Short-Term Investments                                  13.56%
Telecommunication Services                               3.44%
Industrials                                              2.95%
Energy                                                   2.01%
Consumer Staples                                         1.23%



---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

COMMON STOCK -- 96.0%+
---------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.2%

Carnival Corp. ..............        521,823  $  23,435,071(j)
Comcast Corp. (Class A Special)      626,187     17,458,094(a)
Home Depot Inc. .............        469,641     17,545,788
InterActiveCorp. ............        469,640     14,835,928(a,j)
Liberty Media Corp. (Series A)     2,130,776     23,331,997(a)
                                                 96,606,878

CONSUMER STAPLES -- 1.4%

Gillette Co. ................        208,729      8,161,304

ENERGY -- 2.2%

Schlumberger Ltd. ...........        208,729     13,327,347

FINANCIALS -- 22.7%

AFLAC Inc. ..................        437,809     17,573,653
American Express Co. ........        313,094     16,233,924
American International
   Group Inc. ...............        300,918     21,470,499
Citigroup Inc. ..............        417,458     21,582,579
Federal National
   Mortgage Assoc. ..........        304,397     22,631,917
SLM Corp. ...................        391,367     16,378,709
State Street Corp. ..........        383,018     19,966,728(e,j)
                                                135,838,009

HEALTH CARE -- 18.1%

Cardinal Health Inc. ........        300,918     20,733,250(h)
DENTSPLY International Inc. .        300,918     13,339,695(j)
Johnson & Johnson ...........        295,700     14,997,904
Lincare Holdings Inc. .......        408,761     12,843,271(a,j)
Pfizer Inc. .................        626,187     21,947,854





---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
UnitedHealth Group Inc. .....        139,153 $    8,967,019
Wyeth .......................        410,501     15,414,313
                                                108,243,306

INDUSTRIALS -- 3.3%

Dover Corp. .................        504,429     19,556,712

INFORMATION TECHNOLOGY -- 28.3%

Applied Materials Inc. ......        426,155      9,111,194(a)
Certegy Inc. ................        373,973     13,096,534(j)
Cisco Systems Inc. ..........        774,037     18,205,350(a)
Dell Inc. ...................        487,035     16,374,117(a,h)
First Data Corp. ............        574,005     24,200,051(h)
Intel Corp. .................        582,702     15,849,494
Intuit Inc. .................        339,185     15,222,623(a,j)
Microsoft Corp. .............        721,855     18,024,719(h)
Molex Inc. (Class A) ........        678,370     17,664,755(j,h)
Paychex Inc. ................        341,968     12,174,061
Yahoo! Inc. .................        191,335      9,296,968(a)
                                                169,219,866

TELECOMMUNICATION SERVICES -- 3.8%

Vodafone Group PLC. ADR .....        956,675     22,864,532(j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $524,830,476) ......                   573,817,954



---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.1%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund ..........    $21,516,705     21,516,705(l)
State Street Navigator Securities
   Lending Prime Portfolio ..     68,486,613     68,486,613(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $90,003,318) .......                    90,003,318

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (11.1)% ..............                   (66,346,475)
                                               -------------

NET ASSETS-- 100% ...........                  $597,474,797
                                               =============

---------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------
The GE Premier Growth Equity Fund had the following long futures contracts open at March 31, 2004:

                              NUMBER      CURRENT
               EXPIRATION       OF       NOTIONAL   UNREALIZED
DESCRIPTION       DATE       CONTRACTS     VALUE   APPRECIATION
---------------------------------------------------------------
S&P 500 Index
   Futures      June 2004       19      $5,343,275    $46,405






-----------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                    GE PREMIER VALUE EQUITY FUND
--------------------------------------------------------------------------------


Q&A


PAUL REINHARDT HAS BEEN THE PORTFOLIO MANAGER OF THE GE PREMIER VALUE EQUITY FUND SINCE INCEPTION IN 2000. SEE PAGE 6 FOR BIOGRAPHICAL INFORMATION.


Q. HOW DID THE GE PREMIER VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Premier Value Equity Fund advanced 15.12% for Class A shares, 14.58% for Class B shares, 14.62% for Class C shares and 15.22% for Class Y shares for the six-month period. The Russell 1000 Value benchmark increased 17.65% over the same period, while the Fund's Lipper peer group of 438 Large Cap Value funds returned 15.94%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE PERIOD ENDED MARCH 31, 2004?

A. The fund performance was hurt by our stock selection in Telecomm, Information Technology, Utilities and Consumer Discretionary sectors. The fund was helped by being overweight and having good stock selection in Energy and with good stock selection in Financials.

Q.  WHICH STOCKS HELPED PERFORMANCE? WHICH STOCKS HURT PERFORMANCE?

A. Not owning Microsoft, and being overweight FleetBoston Financial, Deere, BMC Software, ConocoPhillips and Burlington Resources helped our performance. On the other hand, being overweight Unisys, AT&T, Wyeth, Mellon Financial, Clorox and Union Pacific hurt our performance.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Since late 2003 we have believed that the pace of economic activity would pick up in the U.S. given the large amount of monetary and fiscal stimulus injected into the economy over the last couple of years. As a consequence we added to our exposure in cyclically sensitive companies, as we feel they should benefit from the improving economy. We initiated new positions in Liberty Media and Hewlett Packard. Liberty Media has significant holdings in cable networks, interactive media, and international cable properties, which will do well as advertising activity increases. Hewlett Packard will benefit from a pick up in technology spending. We established a position in Allstate based on good fundamentals and compelling valuation.



PICTURED TO THE RIGHT: PAUL C. REINHARDT

[PHOTO OF PAUL C. REINHARDT OMITTED]

                                                    GE PREMIER VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                                 GE PREMIER RESEARCH EQUITY FUND
--------------------------------------------------------------------------------


-------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
-------------------------------------------------------
  American International Group Inc.              4.59%
-------------------------------------------------------
  ConocoPhillips                                 4.49%
-------------------------------------------------------
  Exxon Mobil Corp.                              4.47%
-------------------------------------------------------
  Clorox Co.                                     4.40%
-------------------------------------------------------
  Kimberly-Clark Corp.                           4.06%
-------------------------------------------------------
  Citigroup Inc.                                 4.06%
-------------------------------------------------------
  Mellon Financial Corp.                         4.02%
-------------------------------------------------------
  Deere & Co.                                    4.01%
-------------------------------------------------------
  Burlington Resources Inc.                      3.52%
-------------------------------------------------------
  US Bancorp                                     3.45%
-------------------------------------------------------



--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Large Cap Value Peer Group
Based on average annual total returns for the periods ended 3/31/04

                        SIX         ONE          THREE
                      MONTHS       YEAR          YEAR
                     ---------   ---------     ---------
Number of
Funds in
peer group:             438         422           316
--------------------------------------------------------
Peer group
average annual
total return:         15.94%      38.38%         1.57%
--------------------------------------------------------
Lipper categories in peer group: Large Cap Value


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

           GE Premier Value Equity Fund    GE Premier Value Equity Fund w/load   Russell 1000 Value
4/28/00             $10,000.00                         $ 9,425.00                     $10,000.00
6/00                  9,660.00                           9,104.55                       9,632.31
9/00                 11,080.00                          10,442.90                      10,397.86
12/00                11,786.81                          11,109.07                      10,771.44
3/01                 11,257.98                          10,610.64                      10,140.08
6/01                 11,441.03                          10,783.17                      10,629.85
9/01                 10,068.11                           9,489.19                       9,466.74
12/01                10,320.93                           9,727.48                      10,164.80
3/02                 10,896.03                          10,269.50                      10,583.51
6/02                 10,012.84                           9,437.10                       9,680.70
9/02                  7,958.93                           7,501.29                       7,863.68
12/02                 8,884.32                           8,373.47                       8,587.78
3/03                  8,237.05                           7,763.42                       8,169.97
6/03                  9,646.43                           9,091.76                       9,581.18
9/03                  9,792.59                           9,229.51                       9,779.79
12/03                11,083.81                          10,446.49                      11,168.06
3/04                 11,273.63                          10,625.40                      11,506.01


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004


                         SIX        ONE       THREE     SINCE
                        MONTHS     YEAR       YEAR    INCEPTION
                       --------   ------     ------   ---------
GE Premier
   Value Equity         15.12%    36.86%      0.05%     3.10%
GE Premier Value
   Equity W/LOAD         8.53%    29.02%     -1.92%     1.56%
   MAXIMUM LOAD
   OF 5.75%
Russell 1000 Value      17.65%    40.83%      4.30%     3.65%


--------------------------------------------------------------------------------


CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

               GE Premier Value Equity Fund     GE Premier Value Equity Fund w/load     Russell 1000 Value
4/28/00                 $10,000.00                          $10,000.00                       $10,000.00
6/00                      9,650.00                            9,650.00                         9,632.31
9/00                     11,050.00                           11,050.00                        10,397.86
12/00                    11,733.77                           11,733.77                        10,771.44
3/01                     11,185.65                           11,185.65                        10,140.08
6/01                     11,348.06                           11,348.06                        10,629.85
9/01                      9,967.61                            9,967.61                         9,466.74
12/01                    10,192.05                           10,192.05                        10,164.80
3/02                     10,742.42                           10,742.42                        10,583.51
6/02                      9,855.71                            9,855.71                         9,680.70
9/02                      7,827.49                            7,827.49                         7,863.68
12/02                     8,716.58                            8,716.58                         8,587.78
3/03                      8,079.28                            8,079.28                         8,169.97
6/03                      9,436.11                            9,436.11                         9,581.18
9/03                      9,569.74                            9,569.74                         9,779.79
12/03                    10,799.66                           10,799.66                        11,168.06
3/04                     10,964.70                           10,855.05                        11,506.01


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                         SIX        ONE       THREE     SINCE
                        MONTHS     YEAR       YEAR    INCEPTION
                       --------   ------     ------   ---------
GE Premier
   Value Equity         14.58%    35.71%     -0.66%     2.37%
GE Premier Value
   Equity W/LOAD        10.58%    31.71%     -1.32%     2.13%
   MAXIMUM LOAD          4.00%     4.00%      2.00%     0.00%
Russell 1000 Value      17.65%    40.83%      4.30%     3.65%


--------------------------------------------------------------------------------


CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

          GE Premier Value Equity Fund      GE Premier Value Equity Fund w/load   Russell 1000 Value
4/28/00            $10,000.00                           $10,000.00                     $10,000.00
6/00                 9,650.00                             9,650.00                       9,632.31
9/00                11,050.00                            11,050.00                      10,397.86
12/00               11,728.91                            11,728.91                      10,771.44
3/01                11,181.96                            11,181.96                      10,140.08
6/01                11,343.95                            11,343.95                      10,629.85
9/01                 9,956.34                             9,956.34                       9,466.74
12/01               10,191.02                            10,191.02                      10,164.80
3/02                10,739.68                            10,739.68                      10,583.51
6/02                 9,855.72                             9,855.72                       9,680.70
9/02                 7,823.61                             7,823.61                       7,863.68
12/02                8,710.19                             8,710.19                       8,587.78
3/03                 8,066.88                             8,066.88                       8,169.97
6/03                 9,424.98                             9,424.98                       9,581.18
9/03                 9,547.52                             9,547.52                       9,779.79
12/03               10,779.05                            10,779.05                      11,168.06
3/04                10,943.30                            10,943.30                      11,506.01


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX          ONE        THREE     SINCE
                          MONTHS       YEAR        YEAR    INCEPTION
                         --------     ------      ------   ---------
GE Premier
   Value Equity           14.62%      35.66%      -0.72%     2.32%
GE Premier Value
   Equity W/LOAD          13.62%      34.66%      -0.72%     2.32%
   MAXIMUM LOAD            1.00%       1.00%       0.00%     0.00%
Russell 1000 Value        17.65%      40.83%       4.30%     3.65%


--------------------------------------------------------------------------------


CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

               GE Premier Value Equity Fund         Russell 1000 Value
4/28/00                 $10,000.00                      $10,000.00
6/00                      9,670.00                        9,632.31
9/00                     11,090.00                       10,397.86
12/00                    11,800.90                       10,771.44
3/01                     11,291.80                       10,140.08
6/01                     11,475.07                       10,629.85
9/01                     10,100.51                        9,466.74
12/01                    10,358.96                       10,164.80
3/02                     10,946.48                       10,583.51
6/02                     10,070.35                        9,680.70
9/02                      8,008.87                        7,863.68
12/02                     8,951.20                        8,587.78
3/03                      8,299.82                        8,169.97
6/03                      9,718.14                        9,581.18
9/03                      9,875.74                        9,779.79
12/03                    11,187.35                       11,168.06
3/04                     11,378.77                       11,506.01


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX          ONE        THREE     SINCE
                          MONTHS       YEAR        YEAR    INCEPTION
                         --------     ------      ------   ---------
GE Premier
   Value Equity           15.22%      37.10%       0.26%     3.34%
Russell 1000 Value        17.65%      40.83%       4.30%     3.65%


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                    GE PREMIER VALUE EQUITY FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GE PREMIER VALUE EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $19,734 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Financials                              25.1%
Energy                                  13.7%
Industrials                             12.4%
Information Technology                   9.9%
Materials                                9.3%
Consumer Staples                         8.4%
Utilities                                6.5%
Consumer Discretionary                   5.4%
Health Care                              4.6%
Telecommunication Services               4.2%
Short Term                               0.5%




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

COMMON STOCK -- 97.0%+
---------------------------------------------------------------

CONSUMER DISCRETIONARY -- 5.2%
Liberty Media Corp. (Series A) ..     22,846  $     250,164(a)
Target Corp. ....................      6,092        274,384
Time Warner Inc. ................     31,730        534,968(a)
                                                  1,059,516

CONSUMER STAPLES -- 8.3%
Clorox Co. ......................     17,769        869,082
Kimberly-Clark Corp. ............     12,692        800,865
                                                  1,669,947

ENERGY -- 13.3%
Baker Hughes Inc. ...............      6,346        231,502
Burlington Resources Inc. .......     10,915        694,521
ConocoPhillips ..................     12,692        886,029
Exxon Mobil Corp. ...............     21,196        881,542
                                                  2,693,594

FINANCIALS -- 24.4%
Allstate Corp. ..................      6,981        317,356
American International
   Group Inc. ...................     12,692        905,574
Citigroup Inc. ..................     15,484        800,523
Federal National
   Mortgage Assoc. ..............      3,808        283,125
FleetBoston Financial Corp. .....     11,423        512,893
Lincoln National Corp. ..........      5,712        270,292
Mellon Financial Corp. ..........     25,384        794,265
US Bancorp ......................     24,622        680,798
Wachovia Corp. ..................      8,047        378,209
                                                  4,943,035

HEALTH CARE -- 4.5%
Pfizer Inc. .....................     17,007        596,095
Wyeth ...........................      8,504        319,325
                                                    915,420



---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
INDUSTRIALS -- 12.1%
Deere & Co. .....................     11,423  $     791,728
General Dynamics Corp. ..........      2,158        192,774
Northrop Grumman Corp. ..........      6,346        624,573
Union Pacific Corp. .............      8,123        485,918
United Technologies Corp. .......      4,188        361,424
                                                  2,456,417

INFORMATION TECHNOLOGY -- 9.7%
BMC Software Inc. ...............     29,191        570,684(a)
Hewlett-Packard Co. .............     11,930        272,481
International Business
   Machines Corp. ...............      5,711        524,498
Unisys Corp. ....................     41,249        589,036(a)
                                                  1,956,699

MATERIALS -- 9.1%
MeadWestvaco Corp. ..............     11,423        323,157
Newmont Mining Corp. ............      7,615        355,087
Rohm & Haas Co. .................     13,961        556,206
Weyerhaeuser Co. ................      9,265        606,858
                                                  1,841,308

TELECOMMUNICATION SERVICES -- 4.1%
AT&T Corp. ......................      7,615        149,026
Verizon Communications Inc. .....     18,530        677,086
                                                    826,112

UTILITIES -- 6.3%
Dominion Resources Inc. .........      9,646        620,238
Exelon Corp. ....................      9,519        655,574
                                                  1,275,812

TOTAL INVESTMENT IN SECURITIES
   (COST $17,521,350) ...........                19,637,860


---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.5%
---------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $96,183) ...............     96,183         96,183(l)

OTHER ASSETS AND LIABILITIES,
   NET 2.5% .....................                   497,808
                                                ------------

NET ASSETS-- 100% ...............               $20,231,851
                                                ============


---------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------
The GE Premier Value Equity Fund had the following long futures contracts open at March 31, 2004:

                             NUMBER      CURRENT
                EXPIRATION     OF       NOTIONAL    UNREALIZED
DESCRIPTION        DATE     CONTRACTS     VALUE    APPRECIATION
---------------------------------------------------------------
S&P 500 Index
  Futures        June 2004      2       $562,450      $1,650



-----------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------


Q&A


ROBERT MACDOUGALL IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE OVERSEES A PORTION OF THE FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT. HE LEADS A TEAM OF PORTFOLIO MANAGERS FOR GE FIXED INCOME FUND. MR. MACDOUGALL ALSO MANAGES FIXED INCOME INVESTMENTS FOR GE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. BOB JOINED GEAM IN 1986 AS VICE PRESIDENT. HE BECAME A SENIOR VICE PRESIDENT OF FIXED INCOME IN 1993 AND A DIRECTOR AND EXECUTIVE VICE PRESIDENT IN 1997. PRIOR TO JOINING GEAM, BOB HELD A VARIETY OF FINANCIAL MANAGEMENT POSITIONS WITHIN GE'S CORPORATE TREASURY AND FINANCIAL PLANNING DEPARTMENTS. BOB RECEIVED BOTH HIS MASTERS AND BACHELOR IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF MASSACHUSETTS.

CHRISTOPHER BROWN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES DOMESTIC EQUITY INVESTMENTS FOR THE GE STRATEGIC INVESTMENT FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER, 2003. MR. BROWN JOINED GE ASSET MANAGEMENT IN 1985 AS A MANAGER OF FUNDS ACCOUNTING. HE BECAME A U.S. EQUITY ANALYST IN 1989, A VICE PRESIDENT AND PORTFOLIO MANAGER IN 1992, AND A SENIOR VICE PRESIDENT IN 1996. CHRIS IS A CUM LAUDE GRADUATE IN ECONOMICS FROM BUCKNELL UNIVERSITY AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

RALPH LAYMAN HAS BEEN A CO-PORTFOLIO MANAGER FOR THE GE STRATEGIC INVESTMENT FUND SINCE ITS INCEPTION IN 1993. SEE PAGE 19 FOR BIOGRAPHICAL INFORMATION.


Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Strategic Investment Fund gained 9.40% for Class A shares, 9.02% for Class B shares, 9.04% for Class C shares and 9.59% for Class Y shares for the six-month period ended March 31, 2004. During the same period, the Fund's broad based benchmarks, the S&P 500 returned 14.08% and the Lehman Brothers Aggregate Bond Index gained 2.98%. The Fund's Lipper peer group of 342 Flexible funds gained an average of 10.81%.




PICTURED FROM LEFT TO RIGHT: ROBERT A. MACDOUGALL, CHRISTOPHER D. BROWN AND RALPH R. LAYMAN

[PHOTO OF ROBERT A. MACDOUGALL, CHRISTOPHER D. BROWN AND RALPH R. LAYMAN
OMITTED]

--------------------------------------------------------------------------------
                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. During the six-month period ended in March, lower beta, larger capitalization, higher quality stocks tended to underperform their higher risk, higher beta, smaller capitalization peers during this period in the domestic equity markets. On an absolute and relative basis the worse performing sector was Healthcare followed closely by Information Technology. Our holdings in the Healthcare sector returned 4% trailing the sector return of 8%. Holdings such as Wyeth (-17%) and Merck (-11%) underperformed the sector on fears of weak pharmaceutical pricing and potential reimportation legislation. In the Information Technology sector, which also trailed the market, our holdings were up 4.8% compared to the sector return of 9.9%. Holdings negatively impacting performance included Microsoft (-9%), Intuit (-7%), and Intel (-1%). During the semi-annual period, the largest positive contributor on an absolute and relative basis was the energy sector. Strong returns from Schlumberger and Burlington Resources, both up 33%, helped drive our 25% sector return compared to the energy sector return of 21%.

    After rising in the last quarter of 2003 due to strong economic growth, interest rates fell back in the first quarter of 2004 to end the six-month period down slightly in the fixed income market. The Treasury 2- and 10-year note yields finished at 1.57% and 3.83%, down 9 and 10 basis points respectively. The decline in yields, in the first quarter, resulted primarily from disappointing job growth in January and February. Treasury prices also benefited from 1) foreign central bank buying to stem the weakening US dollar and 2) a reflux of terrorist attacks. Timing expectations for Federal Reserve Bank tightening were pushed out when the Federal Reserve Bank changed their language at their January meeting from holding policy steady "for a considerable period" to being "patient" on raising rates. Non-treasury sectors continued to perform well as yield spreads narrowed throughout the period. The corporate sector produced 102 basis points of excess return over duration-matched treasuries. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004. The overweight position in commercial mortgage backed securities benefited performance. Portfolio mortgage backed securities performance hurt relative return slightly.

    The strength seen in much of 2003 in the international equity markets carried through to the first quarter of 2004, although at a more modest level. The increasing evidence of a robust U.S. recovery bolstered international markets, even though the mix has changed in the most recent quarter. Europe has slipped while Japan rebounded strongly; the UK remained firm and Emerging Markets continue to contribute strongly. Strong returns ranging from 15.1% to 24.95%. Utilities (defensive) and Industrials (cyclical) were the best performers and Health Care and Consumer Staples (both defensive) the worst. The portfolio's top 5 performers came from 5 different sectors, illustrating the importance of stock picking over passive allocation. BHP Billiton (mining), Samsung Electronics, Smith & Nephew (healthcare), Embraer (aerospace) and Total (energy) made the largest contributions to return, reflecting, for the most part, growing confidence in the global recovery. The portfolio's worst performers were equally eclectic: Taiwan Semiconductor (driven by political turmoil in Taiwan) and Johnson Electric (perceived weakness in China) were the 2 worst performers, joined by stocks in Health Care, Financials and Consumer Staples. Major new positions were added in European Autos, Energy (gas), Telecom Equipment, Materials and Insurance. Eliminations included selected Energy, Healthcare and Industrial positions, sold because of valuation targets being reached or deterioration of company fundamentals.

--------------------------------------------------------------------------------
                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------


--------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2004
as a % of Market Value
--------------------------------------------------
  Citigroup Inc.                            2.48%
--------------------------------------------------
  Federal National Mortgage Assoc.
       5.00%, TBA                           2.39%
--------------------------------------------------
  First Data Corp.                          2.33%
--------------------------------------------------
  Pfizer Inc.                               1.86%
--------------------------------------------------
  Liberty Media Corp. (Series A)            1.82%
--------------------------------------------------
  Federal National Mortgage Assoc.          1.70%
--------------------------------------------------
  American International Group Inc.         1.66%
--------------------------------------------------
  Cardinal Health Inc.                      1.59%
--------------------------------------------------
  Vodafone Group PLC. ADR                   1.53%
--------------------------------------------------
  Home Depot Inc.                           1.33%
--------------------------------------------------


--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Flexible Portfolio Peer Group
Based on average annual total returns for the periods ended 3/31/04

                        SIX            ONE         FIVE           TEN
                      MONTHS          YEAR         YEAR          YEAR
                     --------        ------       ------        ------
Number of
Funds in
peer group:             342            312          192            73
------------------------------------------------------------------------
Peer group
average annual
total return:         10.81%         26.44%        2.42%          8.80%
------------------------------------------------------------------------
Lipper categories in peer group:  Flexible


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES+

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

           GE Strategic      GE Strategic Investment
         Investment Fund          Fund w/load          S&P 500     LB Aggregate
3/94       $10,000.00              $ 9,425.00        $10,000.00     $10,000.00
9/94        10,281.23                9,690.06         10,535.08       9,957.20
9/95        12,373.29               11,661.82         13,667.30      11,357.31
9/96        14,053.14               13,245.09         16,446.40      11,913.76
9/97        17,208.75               16,219.25         23,104.60      13,071.15
9/98        18,219.99               17,172.34         25,210.11      14,575.64
9/99        21,004.22               19,796.48         32,220.17      14,522.30
9/00        23,898.32               22,524.17         36,487.30      15,537.48
9/01        21,673.40               20,427.18         26,760.33      17,550.04
9/02        20,053.23               18,900.17         21,277.15      19,058.71
9/03        23,527.46               22,174.63         26,477.27      20,089.74
3/04        25,739.40               24,259.38         30,204.91      20,689.03


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX         ONE      FIVE        TEN
                          MONTHS      YEAR      YEAR       YEAR
                         --------    ------    ------     ------
GE Strategic Investment    9.40%     25.01%     4.11%      9.92%
GE Strategic
   Investment  W/LOAD      3.13%     17.85%     2.88%      9.27%
   MAXIMUM LOAD OF 5.75%
S&P 500                   14.08%     35.14%    -1.21%     11.69%
LB Aggregate               2.98%      5.41%     7.29%      7.54%


--------------------------------------------------------------------------------


CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

          GE Strategic     GE Strategic Investment
        Investment Fund         Fund w/load            S&P 500      LB Aggregate
3/94      $10,000.00             $10,000.00          $10,000.00      $10,000.00
9/94       10,281.23              10,281.23           10,535.08        9,957.20
9/95       12,373.29              12,373.29           13,667.30       11,357.31
9/96       14,053.14              14,053.14           16,446.40       11,913.76
9/97       17,208.75              17,208.75           23,104.60       13,071.15
9/98       18,219.99              18,219.99           25,210.11       14,575.64
9/99       21,004.22              21,004.22           32,220.17       14,522.30
9/00       23,898.32              23,898.32           36,487.30       15,537.48
9/01       21,673.40              21,673.40           26,760.33       17,550.04
9/02       20,053.23              20,053.23           21,277.15       19,058.71
9/03       23,527.46              23,527.46           26,477.27       20,089.74
3/04       25,739.40              25,739.40           30,204.91       20,689.03

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX         ONE       FIVE          TEN
                          MONTHS      YEAR       YEAR         YEAR
                         --------    ------     ------       -------
GE Strategic Investment    9.02%     24.02%      3.33%        9.41%
GE Strategic Investment
   W/LOAD                  5.02%     20.02%      3.33%        9.41%
   MAXIMUM LOAD            4.00%      4.00%      0.00%        0.00%
S&P 500                   14.08%     35.14%     -1.21%       11.69%
LB Aggregate               2.98%      5.41%      7.29%        7.54%


--------------------------------------------------------------------------------


CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                GE Strategic      GE Strategic Investment
              Investment Fund          Fund w/load              S&P 500       LB Aggregate
9/30/99         $10,000.00              $10,000.00            $10,000.00       $10,000.00
3/00             11,245.81               11,245.81             11,773.02        10,208.16
9/00             11,276.28               11,276.28             11,324.36        10,699.05
3/01             10,753.56               10,753.56              9,200.32        11,487.32
9/01             10,148.20               10,148.20              8,305.46        12,084.89
3/02             10,951.17               10,951.17              9,219.23        12,101.67
9/02              9,314.56                9,314.56              6,603.67        13,123.76
3/03              9,544.84                9,544.84              6,936.74        13,515.85
9/03             10,862.96               10,862.96              8,217.61        13,833.73
3/04             11,845.00               11,845.00              9,374.53        14,246.39


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX         ONE       THREE        SINCE
                          MONTHS      YEAR       YEAR       INCEPTION
                         ---------   -------   --------    ----------
GE Strategic Investment    9.04%     24.10%      3.27%        3.83%
GE Strategic Investment
   W/LOAD                  8.04%     23.10%      3.27%        3.83%
   MAXIMUM LOAD            1.00%      1.00%      0.00%        0.00%
S&P 500                   14.08%     35.14%      0.63%       -1.43%
LB Aggregate               2.98%      5.41%      7.44%        8.18%


--------------------------------------------------------------------------------


CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

            GE Strategic
          Investment Fund          S&P 500         LB Aggregate
3/94         $10,000.00          $10,000.00         $10,000.00
9/94          10,287.58           10,535.08           9,957.20
9/95          12,417.56           13,667.30          11,357.31
9/96          14,150.24           16,446.40          11,913.76
9/97          17,371.54           23,104.60          13,071.15
9/98          18,431.60           25,210.11          14,575.64
9/99          21,299.59           32,220.17          14,522.30
9/00          24,294.93           36,487.30          15,537.48
9/01          22,084.72           26,760.33          17,550.04
9/02          20,479.48           21,277.15          19,058.71
9/03          24,093.95           26,477.27          20,089.74
3/04          26,403.73           30,204.91          20,689.03


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX         ONE       FIVE          TEN
                          MONTHS      YEAR       YEAR         YEAR
                         ---------   -------   --------    ----------
GE Strategic Investment    9.59%     25.31%      4.37%       10.20%
S&P 500                   14.08%     35.14%     -1.21%       11.69%
LB Aggregate               2.98%      5.41%      7.29%        7.54%


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $303,283 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Domestic Equity                         46.9%
Bonds and Notes                         25.3%
Foreign Equity                          15.3%
Short Term & Other                      12.5%




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

DOMESTIC EQUITY -- 52.1%+
---------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 8.4%

Carnival Corp. ..................     88,998  $   3,996,900
Catalina Marketing Corp. ........     19,892        385,706(a,j)
Comcast Corp. (Class A Special) .    110,829      3,089,913(a)
eBay Inc. .......................     10,538        730,600(a)
Harley-Davidson Inc. ............     14,554        776,310
Home Depot Inc. .................    108,139      4,040,073
InterActiveCorp. ................      6,916        218,476(a)
Liberty Media Corp. (Series A) ..    503,497      5,513,292(a)
Target Corp. ....................     39,158      1,763,676
Viacom Inc. (Class B) ...........     61,815      2,423,766
                                                 22,938,712

CONSUMER - STAPLES -- 2.1%

Colgate-Palmolive Co. ...........     37,829      2,084,378
PepsiCo Inc. ....................     49,704      2,676,560
Wal-Mart Stores Inc. ............     15,478        923,882
                                                  5,684,820

ENERGY -- 3.2%

Burlington Resources Inc. .......     17,454      1,110,598
Exxon Mobil Corp. ...............     92,354      3,841,003
Nabors Industries Ltd. ..........     22,065      1,009,474(a)
Schlumberger Ltd. ...............     41,646      2,659,097
                                                  8,620,172

FINANCIAL -- 12.2%

AFLAC Inc. ......................     28,981      1,163,297
Alleghany Corp. .................      1,146        283,525(a)
American Express Co. ............     24,849      1,288,421
American International
   Group Inc. ...................     70,744      5,047,584
Bank of America Corp. ...........     25,857      2,093,900
Bank One Corp. ..................     26,197      1,428,260





---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
Berkshire Hathaway Inc.
   (Class B) ....................        651 $    2,025,268(a)
Citigroup Inc. ..................    145,671      7,531,191
Federal National
   Mortgage Assoc. ..............     69,371      5,157,734
Marsh & McLennan Cos. Inc. ......     53,062      2,456,771
Mellon Financial Corp. ..........     24,720        773,489
SLM Corp. .......................     21,890        916,097
State Street Corp. ..............     58,436      3,046,269(e)
                                                 33,211,806

HEALTHCARE -- 9.2%

Abbott Laboratories .............     65,823      2,705,325
Cardinal Health Inc. ............     69,854      4,812,941
DENTSPLY International Inc. .....     33,584      1,488,779
Johnson & Johnson ...............     70,744      3,588,136
Lincare Holdings Inc. ...........     85,304      2,680,252(a)
Merck & Co. Inc. ................     18,809        831,170
Pfizer Inc. .....................    161,201      5,650,095
WebMD Corp. .....................     17,957        159,638(a,j)
Wyeth ...........................     87,318      3,278,791
                                                 25,195,127

INDUSTRIALS -- 3.1%

Dover Corp. .....................     83,960      3,255,129
Equifax Inc. ....................     40,303      1,040,623
Southwest Airlines Co. ..........     57,086        811,192
United Technologies Corp. .......     10,646        918,750
Waste Management Inc. ...........     80,601      2,432,538
                                                  8,458,232

INFORMATION TECHNOLOGY -- 12.2%

Applied Materials Inc. ..........     55,749      1,191,914(a)
Automatic Data Processing Inc. ..     63,473      2,665,866
Certegy Inc. ....................     63,905      2,237,953
Cisco Systems Inc. ..............    117,542      2,764,588(a)
Dell Inc. .......................     73,882      2,483,913(a)
First Data Corp. ................    167,919      7,079,465
Hewlett-Packard Co. .............     25,520        582,877
Intel Corp. .....................     97,392      2,649,062
International Business
   Machines Corp. ...............      9,704        891,215
Intuit Inc. .....................     59,107      2,652,722(a)
Microsoft Corp. .................    151,124      3,773,566
Molex Inc. (Class A) ............    114,184      2,973,351
Oracle Corp. ....................     40,297        483,967(a)
Paychex Inc. ....................     11,199        398,684
Yahoo! Inc. .....................     12,514        608,055(a)
                                                 33,437,198

EXCHANGE TRADED FUND -- 1.7%

Financial Select Sector
   SPDR Fund ....................     30,209        888,145(j)
Industrial Select Sector
   SPDR Fund ....................    137,059      3,619,728(j)
SPDR Trust Series 1 .............        795         89,962(j)
                                                  4,597,835

TOTAL DOMESTIC EQUITY
   (COST $124,246,919) ..........               142,143,902








-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------

FOREIGN EQUITY -- 17.1%
---------------------------------------------------------------

AUSTRALIA -- 0.1%

Woolworths Ltd. .................     19,418  $     175,672

BRAZIL -- 0.5%

Empresa Brasileira de
   Aeronautica S.A. ADR .........     17,251        553,757(j)
Aracruz Celulose S.A. ADR .......      6,297        240,860(j)
Cia Vale do Rio Doce ADR ........      4,689        219,680
Cia Vale do Rio Doce ADR ........      7,253        398,190
                                                  1,412,487

CANADA -- 0.5%

Alcan Inc. ......................      5,377        238,482
Petro-Canada ....................      6,502        285,064
Manulife Financial Corp. ........      5,986        221,176(j)
Nortel Networks Corp. ...........     42,181        247,453(a)
Canadian Pacific Railway Ltd. ...     11,904        285,316
Bank of Nova Scotia .............      1,713         92,281(j)
                                                  1,369,772

CHINA -- 0.4%

Huaneng Power
   International Inc. ...........    232,000        458,575
China Petroleum &
   Chemical Corp. ...............  1,294,000        498,261
Semiconductor Manufacturing
   International Corp. ..........     59,000         17,796(a)
                                                    974,632

DENMARK -- 0.1%

Group 4 Falck A/S ...............      7,350        188,656

FINLAND -- 0.2%

Sampo Oyj (Series A) ............     29,289        341,936(j)
Stora Enso Oyj (Series R) .......      5,248         66,040
Nokia Oyj .......................      6,153        126,124(j)
                                                    534,100

FRANCE -- 2.0%

Veolia Environnement ............     12,856        358,631
Lagardere S.C.A. (Regd.) ........      6,440        366,661(j)
Total S.A. (Series B) ...........      6,657      1,222,209(j)
Carrefour S.A. ..................     16,757        826,590(j)
Accor S.A. ......................     10,426        422,428
Renault S.A. ....................      4,664        322,975(j)
LVMH Moet Hennessy
   Louis Vuitton S.A. ...........      1,788        131,397
AXA .............................     20,912        436,365(j)
Credit Agricole S.A. ............     15,211        397,222
BNP Paribas .....................     15,289        934,360(j)
                                                  5,418,838






---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
GERMANY -- 0.6%

Schering AG .....................      4,526 $      214,193(j)
E.ON AG .........................      7,470        492,042(j)
BASF AG .........................      3,056        155,216(j)
Allianz AG (Regd.) ..............      1,677        182,613(j)
Muenchener Rueckversicherungs
   AG (Regd.) ...................      2,581        286,635(j)
Siemens AG (Regd.) ..............        595         43,923
Bayerische Motoren Werke AG .....      6,128        249,191(j)
Deutsche Boerse AG ..............      1,801        102,186
                                                  1,725,999

HONG KONG -- 0.1%

Johnson Electric Holdings Ltd. ..    156,400        168,623

INDIA -- 0.0% *

Dr Reddy's Laboratories
   Ltd. ADR .....................      4,867        116,565(j)

IRELAND -- 0.3%

CRH PLC. ........................     11,530        235,209
Bank of Ireland .................     44,780        559,106
                                                    794,315

ISRAEL -- 0.0% *

Teva Pharmaceutical
   Industries Ltd. ADR ..........      1,880        119,211(j)

ITALY -- 0.8%

Banca Intesa S.p.A ..............     86,678        286,535
Riunione Adriatica di
   Sicurta S.p.A ................     28,034        501,262
Mediaset S.p.A ..................      9,037        100,283
Ente Nazionale
   Idrocarburi S.p.A ............     42,683        858,133(j)
Telecom Italia S.p.A ............    186,609        424,249
                                                  2,170,462

JAPAN -- 2.3%

Aiful Corp. .....................      2,000        205,123
Asahi Glass Co. Ltd. ............     50,000        540,203(j)
Canon Inc. ......................     12,000        621,714
Chugai Pharmaceutical Co. Ltd. ..     21,400        340,639
Daikin Industries Ltd. ..........     21,000        528,860
Honda Motor Co. Ltd. ............     10,800        498,294
Hoya Corp. ......................      4,300        419,522
Komatsu Ltd. ....................    116,000        735,906(j)
Mitsubishi Estate Co. Ltd. ......     24,000        325,506
Mitsui & Co. Ltd. ...............     52,000        466,843(j)
Nissan Motor Co. Ltd. ...........     20,000        223,963
Sharp Corp. .....................     16,000        285,904(j)
Sony Corp. ......................      4,600        192,781(j)
Mitsui Sumitomo
   Insurance Co. Ltd. ...........     43,000        457,961(j)






------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
Toto Ltd. .......................      2,000  $      22,443
Mitsui OSK Lines Ltd. ...........     59,544        306,777
JFE Holdings Inc. ...............      2,200         60,162
                                                  6,232,601

MEXICO -- 0.2%

Wal-Mart de Mexico S.A.
   de C.V. (Series V) ...........     71,865        218,812
Grupo Televisa S.A. ADR .........      4,749        224,818
America Movil S.A. de
   C.V. ADR (Series L) ..........      3,213        124,182
                                                    567,812

NETHERLANDS -- 0.5%

Aegon N.V. ......................     17,134        218,982
Koninklijke Philips
   Electronics N.V. .............     26,817        775,441(j)
ING Groep N.V. ..................     20,701        454,857
                                                  1,449,280

NORWAY -- 0.1%

Statoil ASA .....................     15,352        187,265

RUSSIA -- 0.2%

LUKOIL ADR ......................      2,210        274,482(b)
LUKOIL ADR ......................        231         28,817
MMC Norilsk Nickel ADR ..........      1,873        143,846
                                                    447,145

SPAIN -- 0.6%

Grupo Ferrovial S.A. ............      6,825        277,198
Banco Santander Central
   Hispano S.A. (Regd.) .........     41,053        446,483
Telefonica S.A. .................     56,458        854,083
Telefonica S.A. ADR .............        295         13,434
                                                  1,591,198

SOUTH KOREA -- 0.5%

POSCO ...........................      1,764        249,263
POSCO ADR .......................        579         20,491
Samsung Electronics Co. Ltd. ....      1,920        957,948
Kookmin Bank ....................      3,872        157,048
                                                  1,384,750

SWEDEN -- 0.4%

SKF AB (Series B) ...............      2,328         84,275
Skandinaviska Enskilda Banken
   AB (Series A) ................     16,227        237,768(j)
Svenska Handelsbanken ...........     24,134        456,035
Telefonaktiebolaget LM Ericsson
   (Series B) ...................     45,417        125,869
Autoliv Inc. SDR ................      3,923        159,702
                                                  1,063,649




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
SWITZERLAND -- 1.3%

Syngenta AG (Regd.) .............      3,611  $     263,375
Roche Holding AG ................      4,040        394,640
Novartis AG (Regd.) .............     18,688        793,633
ABB Ltd. (Regd.) ................     59,143        348,738
Nestle S.A. (Regd.) .............      3,794        967,330
Credit Suisse Group (Regd.) .....     23,814        825,224
                                                  3,592,940

TAIWAN -- 0.4%

Taiwan Semiconductor
   Manufacturing Co. Ltd. .......    486,070        885,105(a)
China Steel Corp. ADR ...........      7,277        151,362(b)
                                                  1,036,467

UNITED KINGDOM -- 5.0%

S.A.BMiller PLC. ................     15,727        180,938
BHP Billiton PLC. ...............    131,010      1,194,253
Diageo PLC. .....................     19,003        247,616
Exel PLC. .......................     17,642        228,260
Rio Tinto PLC. (Regd.) ..........     13,532        333,753
Vodafone Group PLC. .............    472,054      1,116,989
Reed Elsevier PLC. ..............     66,954        592,493
Royal Bank of Scotland
   Group PLC. ...................     20,648        629,177
Smiths Group PLC. ...............     31,723        373,717
BG Group PLC. ...................     69,394        414,810
Tesco PLC. ......................    151,921        686,154
Smith & Nephew PLC. .............     73,053        718,965
GlaxoSmithKline PLC. ............     40,629        797,476
Compass Group PLC. ..............     62,575        412,287
Brambles Industries PLC. ........    148,780        587,202
National Grid Transco PLC. ......     37,743        298,274
Kingfisher PLC. .................     60,972        323,286(j)
Vodafone Group PLC. ADR .........    194,786      4,655,385
                                                 13,791,035

TOTAL FOREIGN EQUITY
   (COST $37,209,731) ...........                46,513,474



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
BONDS AND NOTES -- 28.1%
---------------------------------------------------------------
U.S. TREASURIES -- 2.7%

U.S. Treasury Bonds
   5.38%    02/15/31 ............ $   60,000         65,381
   5.50%    08/15/28 ............    940,000      1,024,976
   7.13%    02/15/23 ............     45,000         58,506
   7.25%    05/15/16 ............    500,000        645,650(h)
   8.13%    08/15/19 - 08/15/21 .  1,520,000      2,145,942(h)
                                                  3,940,455






--------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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--------------------------------------------------------------------------------




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
U.S. Treasury Notes
   2.00%    01/15/14 ............ $  460,989   $    484,935
   2.25%    02/15/07 ............    510,000        514,422
   2.38%    08/15/06 ............  2,025,000      2,055,132
   3.13%    09/15/08 ............    390,000        398,365
   4.25%    11/15/13 ............     90,000         93,099
                                                  3,545,953

TOTAL U.S. TREASURIES
   (COST $7,271,350) ............                 7,486,408

FEDERAL AGENCIES -- 3.0%

Federal Home Loan Bank System
   2.00%    02/13/06 ............  1,610,000      1,618,807
   5.63%    11/15/11 ............    490,000        542,234
                                                  2,161,041
Federal Home Loan
   Mortgage Corp.
   4.75%    12/08/10 ............    545,000        559,083
   5.00%    07/30/09 ............    290,000        293,410
                                                    852,493
Federal National Mortgage Assoc.
   2.88%    05/19/08 ............    265,000        263,299
   3.25%    02/15/09 ............  2,080,000      2,093,645
   3.75%    09/15/08 ............    850,000        862,367
   4.38%    07/17/13 ............    530,000        521,748
   5.50%    07/18/12 ............    970,000      1,005,463
   6.00%    01/18/12 ............     35,000         36,252
   6.25%    03/22/12 ............    120,000        125,425
   6.63%    11/15/30 ............    335,000        398,000
                                                  5,306,199

TOTAL FEDERAL AGENCIES
   (COST $8,243,798) ............                 8,319,733


AGENCY MORTGAGE BACKED -- 7.9%

Federal Home Loan
   Mortgage Corp.
   5.00%    04/01/13 ............    136,833        143,333
   6.00%    08/01/29 - 03/01/34 .    350,721        364,819
   6.50%    01/01/27 - 10/01/33 .    130,428        137,007
   7.00%    10/01/16 - 12/01/29 .     29,071         30,887
   7.50%    11/01/09 - 09/01/33 .    165,071        177,134
   8.00%    04/01/30 - 11/01/30 .     21,411         23,234
   9.00%    04/01/16 - 06/01/21 .     21,117         23,515 (h)
                                                    899,929
Federal National Mortgage Assoc.
   5.50%    03/01/14 - 08/01/33 .    652,600        680,107
   6.00%    07/01/14 - 04/01/34 .  1,357,228      1,414,384
   6.50%    01/01/15 - 03/01/34 .    769,430        813,970
   7.00%    10/01/06 - 01/01/34 .    624,707        663,453
   7.50%    12/01/09 - 12/01/33 .    463,130        496,347
   8.00%    12/01/11 - 11/01/33 .    420,620        452,933
   8.50%    06/01/30 - 11/01/31 .    167,752        180,947
   9.00%    06/01/09 - 12/01/22 .    210,011        230,445
   5.00%    TBA ................. 10,460,000     10,671,111 (c)
   5.50%    TBA .................    450,000        460,969 (c)
                                                 16,064,666




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Government National
   Mortgage Assoc.
   6.00%    07/15/33 ............ $   47,808  $      49,949
   6.50%    02/15/24 - 01/15/33 .    233,520        247,222
   7.00%    03/15/12 - 10/15/30 .    176,093        188,569
   8.00%    09/15/29 - 06/15/30 .      2,707          2,942
   8.50%    10/15/17 ............    198,071        219,411
   9.00%    11/15/16 - 12/15/21 .    210,702        234,528
   5.00%    TBA .................  3,700,000      3,725,437 (c)
                                                  4,668,058

TOTAL AGENCY MORTGAGE BACKED
   (COST $21,386,833) ...........                21,632,653


AGENCY COLLATERALIZED MORTGAGE OBLIGATION -- 1.3%

Collateralized Mortgage
   Obligation Trust (Class B)
   0.05%    11/01/18 ............      7,117          7,106(d,f)
Federal Home Loan
   Mortgage Corp.
   4.50%    03/15/18 ............    186,877         26,133 (g)
   5.00%    12/15/13 - 02/15/34 .  1,215,285        202,991 (g)
   5.50%    04/15/17 - 06/15/33 .    624,779        108,213 (g)
   6.06%    12/15/30 ............    796,558         93,347(g,i)
   6.25%    01/15/23 ............     20,554         20,895
   6.41%    05/25/43 ............    408,218         46,626(g,i)
   7.01%    05/25/43 ............    221,191         28,271(g,i)
   7.03%    10/15/33 ............     85,000         70,094 (i)
   7.50%    01/15/16 - 07/15/27 .    102,960         61,525
   7.75%    03/15/22 ............     36,999         38,555
   8.00%    04/15/20 ............      3,052          3,163
   8.67%    12/15/33 ............     55,000         49,658 (i)
   15.80%   09/25/43 ............  1,659,184         25,925(d,g,i)
                                                    775,396
Federal Home Loan Mortgage
   Corp. STRIPS
   4.55%    08/01/27 ............      5,241          4,715(d,f)
   8.00%    02/01/23 - 07/01/24 .     22,677          3,925 (g)
                                                      8,640
Federal National Mortgage Assoc.
   2.24%    06/25/43 ............  1,411,159         88,197(g,i)
   4.00%    08/25/17 ............    266,707        268,540
   4.75%    11/25/14 ............     75,000          7,720 (g)
   5.00%    08/25/17 ............     66,677          8,710 (g)
   5.19%    08/25/43 ............    220,000        230,313
   5.50%    01/25/27 ............    164,646         23,616 (g)
   5.91%    10/25/29 ............    194,147         29,850(g,i)
   6.51%    09/25/42 ............  1,374,117        162,996(g,i)
   6.56%    04/25/17 - 10/25/17 .    465,797         63,179(g,i)
   6.61%    08/25/16 ............    165,089         17,592(g,i)
   7.50%    11/25/31 - 07/25/41 .    230,988        253,942
   8.00%    07/25/14 ............    105,691        113,584
   12.02%   09/25/31 ............    145,002        157,522 (i)
   12.85%   05/25/17 - 12/25/17 .    253,670        278,452 (i)
   13.80%   12/25/42 ............    887,724         32,874(d,g,i)
   16.58%   03/25/17 ............    108,661        125,907 (i)
   18.23%   04/25/32 ............     49,536         56,529 (i)
                                                  1,919,523






------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
   Federal National Mortgage Assoc.
   (Class S)
   6.01%    02/25/31 ............ $  231,898   $     27,212(g,i)
Federal National Mortgage
   Assoc. REMIC
   2.00%    06/25/43 ............  2,343,041        140,582(g,i)
   4.50%    11/25/13 ............    325,000         23,664 (g)
   7.50%    02/25/41 ............    158,187        173,907
   14.21%   03/25/31 ............    232,726        257,671 (i)
   80.91%   03/25/22 ............         51            741 (g)
                                                    596,565
Federal National Mortgage Assoc.
   REMIC (Class B)
   5.42%    12/25/22 ............      7,785          6,503(d,f)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1,008.00%  05/25/22 ..........         30            750 (g)
Federal National Mortgage
   Assoc. STRIPS
   7.50%    11/01/23 - 01/01/24 .    239,510         40,606 (g)
   8.00%    08/01/23 - 07/01/24 .     50,205          8,803 (g)
   8.50%    03/01/17 - 07/25/21 .     17,646          3,032 (g)
   9.00%    05/25/22 ............      7,958          1,638 (g)
                                                     54,079
Government National
   Mortgage Assoc.
   5.00%    02/16/34 ............     65,000         62,562
Vendee Mortgage Trust
   3.55%    05/15/33 ............    817,755         30,666(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $3,811,008) ............                 3,489,002


ASSET BACKED -- 2.9%

American Express Credit Account
   Master Trust (Class A)
   1.23%    09/15/08 ............    247,000        247,559 (i)
American Express Credit Account
   Master Trust (Class A)
   1.69%    01/15/09 ............     60,000         59,590
Bank One Issuance Trust
   3.59%    05/17/10 ............     30,000         30,971
   3.76%    08/15/08 ............    114,000        117,028
Bank One Issuance Trust (Class A)
   1.20%    12/15/10 ............    150,000        150,300 (i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   1.46%    01/25/34 ............    202,578        203,240 (i)
BMW Vehicle Owner Trust (Class B)
   2.93%    03/25/09 ............     49,000         49,701
Capital One Master Trust (Class C)
   6.70%    06/15/11 ............    100,000        111,290 (b)
Capital One Prime Auto
   Receivables Trust
   1.17%    09/17/07 ............    390,000        390,400 (i)



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Chase Credit Card Master
   Trust (Class A)
   1.20%    07/15/10 ............   $200,000    $   200,393 (i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   1.34%    03/25/32 ............     94,894         95,121 (i)
   2.73%    05/25/36 ............    125,000        125,702
   2.98%    04/25/26 ............     96,000         96,533
   3.34%    05/25/26 ............    167,000        169,749
   4.73%    05/25/33 ............     25,000         25,163
   5.43%    12/25/32 ............     43,000         44,050
Chase Manhattan Auto
   Owner Trust
   2.57%    02/16/10 ............    276,000        278,282
   2.83%    09/15/10 ............    148,000        149,313
Citibank Credit Card
   Issuance Trust
   1.15%    12/17/07 ............    200,000        200,103 (i)
   1.42%    03/07/08 ............    227,000        227,618 (i)
   2.50%    04/07/08 ............    218,000        220,486
   2.55%    01/20/09 ............    130,000        130,889
   2.70%    01/15/08 ............    145,000        147,285
   4.45%    04/07/10 ............     62,000         64,526
   5.65%    06/16/08 ............    217,000        233,776
   6.90%    10/15/07 ............     59,000         63,642
Citibank Credit Card Master
   Trust I (Class A)
   5.88%    03/10/11 ............     41,000         45,862
Countrywide Asset-Backed
   Certificates
   1.19%    11/25/23 ............    750,000        750,000 (i)
   1.34%    07/25/31 ............     31,828         31,851 (i)
   1.35%    05/25/32 ............     35,468         35,523 (i)
Countrywide Home Equity
   Loan Trust (Class A)
   1.32%    07/15/27 ............    132,044        132,223 (i)
Daimler Chrysler Auto Trust
   2.86%    03/09/09 ............    165,000        167,359
Daimler Chrysler Auto Trust
   (Class B)
   2.85%    08/08/10 ............     27,000         26,888
Federal National Mortgage Assoc.
   3.95%    12/26/31 ............     71,000         72,875
Fleet Credit Card Master Trust II
   (Class A)
   2.40%    07/15/08 ............     66,000         66,704
   5.60%    12/15/08 ............    400,000        429,912
Fleet Home Equity Loan Trust
   (Class A)
   1.34%    01/20/33 ............    105,342        105,429 (i)
Ford Credit Auto Owner Trust
   (Class B)
   4.79%    11/15/06 ............    113,000        116,999
Green Tree Financial Corp.
   6.90%    04/15/18 ............      5,020          5,077
M&I Auto Loan Trust
   2.97%    04/20/09 ............     56,000         56,837
Mid-State Trust
   7.54%    07/01/35 ............     15,945         16,696





--------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Nissan Auto Receivables
   Owner Trust
   2.05%    03/16/09 ............ $   46,000  $      45,707
   3.21%    03/16/09 ............    139,000        141,894
Peco Energy Transition Trust
   6.52%    12/31/10 ............     46,000         53,055
PSE&G Transition Funding LLC
   6.61%    06/15/15 ............    125,000        146,464
Residential Asset Mortgage
   Products Inc.
   1.33%    03/25/34                 225,000        224,868(i)
Residential Asset Securities Corp.
   1.34%    07/25/32 ............    111,782        111,830(i)
   2.64%    07/25/29 ............     54,000         53,629(i)
   3.02%    05/25/29 ............     49,000         49,413(i)
   3.32%    03/25/29 ............     43,000         43,583(i)
Saxon Asset Securities Trust
   1.49%    12/25/32 ............    218,861        219,442(i)
Sears Credit Account Master
   Trust (Class A)
   1.22%    08/18/09 ............    500,000        500,761(i)
SLM Student Loan Trust
   2.99%    12/15/22 ............    252,000        256,252(b)
West Penn Funding LLC
   Transition Bonds
   6.81%    09/25/08 ............     54,347         57,879

TOTAL ASSET BACKED
   (COST $7,746,246) ............                 7,797,722


CORPORATE NOTES -- 7.1%

Albertson's Inc.
   7.45%    08/01/29 ............     90,000        102,399
Allstate Financial Global Funding
   5.25%    02/01/07 ............     50,000         53,775(b)
Altria Group Inc.
   7.00%    11/04/13 ............     15,000         16,531
Amerada Hess Corp.
   7.30%    08/15/31 ............     70,000         74,768
American Electric Power
   Co. Inc. (Series D)
   5.25%    06/01/15 ............    130,000        131,762
American Express Credit Corp.
   1.18%    12/15/06 ............    125,000        124,939(i)
American Standard Inc.
   7.38%    04/15/05 ............     90,000         94,500
   7.63%    02/15/10 ............     50,000         57,875
Anadarko Petroleum Corp.
   5.00%    10/01/12 ............     70,000         72,758
Appalachian Power Co. (Series E)
   4.80%    06/15/05 ............     90,000         93,138
Appalachian Power Co. (Series G)
   3.60%    05/15/08 ............     30,000         30,272
AT&T Corp.
   8.05%    11/15/11 ............    120,000        140,146(k)
AT&T Wireless Services Inc.
   7.35%    03/01/06 ............     70,000         76,687





---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
AXA
   0.00%    12/21/04 ............ $    1,221   $     23,933(d)
Banco Bradesco S.A.
   8.75%    10/24/13                  50,000         52,500(b)
Bank of America Corp.
   1.27%    02/17/09 ............    100,000        100,146(i)
   3.88%    01/15/08 ............     60,000         62,186
Bank One Corp.
   6.50%    02/01/06 ............    160,000        173,346
BB&T Corp.
   4.75%    10/01/12 ............     45,000         46,337
   6.38%    06/30/25 ............     65,000         68,891(i)
Belo Corp.
   8.00%    11/01/08 ............     50,000         59,560
British Sky Broadcasting PLC.
   6.88%    02/23/09 ............     90,000        102,644
British Telecommunications PLC.
   8.38%    12/15/10 ............     55,000         67,800(k)
Burlington Northern
   Santa Fe Corp.
   8.13%    04/15/20 ............     80,000        102,803
Campbell Soup Co.
   5.50%    03/15/07 ............     85,000         92,137
Carolina Power & Light Co.
   6.13%    09/15/33 ............     40,000         42,243
Cendant Corp.
   6.25%    01/15/08 ............    130,000        142,754
Citigroup Inc.
   5.00%    03/06/07 ............     70,000         75,103
Citizens Communications Co.
   9.25%    05/15/11 ............     50,000         55,076
City National Corp.
   5.13%    02/15/13 ............     75,000         77,240
Comcast Cable Communications
   6.38%    01/30/06 ............    230,000        247,000
Comcast Cable Communications
   Holdings Inc.
   8.38%    03/15/13 ............     50,000         62,108
Comcast Corp.
   5.85%    01/15/10 ............     15,000         16,316
ConAgra Foods Inc.
   6.00%    09/15/06 ............     80,000         86,774
ConocoPhillips Holding Co.
   6.95%    04/15/29 ............     70,000         81,606
Consolidated Natural Gas Co.
   5.38%    11/01/06 ............    170,000        182,386
Consolidated Rail Corp.
   9.75%    06/15/20 ............     20,000         28,415
Countrywide Home Loans Inc.
   1.60%    06/02/06 ............    300,000        302,117(i)
   5.63%    05/15/07 ............     85,000         92,466
COX Enterprises Inc.
   8.00%    02/15/07 ............    110,000        125,842(b)
CSX Corp.
   5.50%    08/01/13 ............     90,000         94,560
   7.25%    05/01/04 ............     40,000         40,162
DaimlerChrysler NA Holding Corp.
   6.50%    11/15/13 ............    215,000        232,573
   7.25%    01/18/06 ............     45,000         48,848






--------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------





---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Delhaize America Inc.
   7.38%    04/15/06 ............   $100,000   $    107,875
Deutsche Telekom International
   Finance BV
   3.88%    07/22/08 ............    295,000        302,669
Devon Financing Corp. ULC.
   7.88%    09/30/31 ............    125,000        151,926
Dominion Resources Inc. (Series B)
   4.13%    02/15/08 ............    120,000        124,084
Duke Capital LLC
   4.37%    03/01/09 ............     40,000         40,453
   6.25%    02/15/13 ............     55,000         58,903
Duke Energy Corp.
   4.50%    04/01/10 ............     55,000         56,961
   5.38%    01/01/09 ............    100,000        106,503
El Paso Electric Co. (Series D)
   8.90%    02/01/06 ............     80,000         89,360
EOP Operating LP
   7.25%    02/15/18 ............     75,000         88,268
   7.75%    11/15/07 ............    150,000        173,800
Equitable Resources Inc.
   5.15%    11/15/12 ............     90,000         95,836
European Investment Bank
   4.63%    03/01/07 ............     20,000         21,381
FedEx Corp.
   2.65%    04/01/07 ............     90,000         89,979(b)
FirstEnergy Corp. (Series A)
   5.50%    11/15/06 ............    110,000        116,962
FirstEnergy Corp. (Series C)
   7.38%    11/15/31 ............    105,000        117,042
Ford Motor Co.
   7.45%    07/16/31 ............    135,000        135,002
Ford Motor Credit Co.
   5.63%    10/01/08 ............    125,000        129,063
   7.38%    10/28/09 - 02/01/11 .    160,000        174,796
General Mills Inc.
   3.88%    11/30/07 ............     85,000         87,903
   5.13%    02/15/07 ............    110,000        117,375
General Motors Acceptance Corp.
   2.00%    05/18/06 ............    105,000        104,548(i)
   5.85%    01/14/09 ............     90,000         95,319
   6.13%    09/15/06 ............     80,000         85,679
   6.75%    01/15/06 ............    115,000        122,971
   6.88%    09/15/11 - 08/28/12 .    315,000        341,565
   7.25%    03/02/11 ............     25,000         27,702
General Motors Corp.
   7.20%    01/15/11 ............     60,000         65,535
Georgia Power Co.
   4.88%    07/15/07 ............    115,000        122,630
Glencore Funding LLC
   6.00%    04/15/14 ............     60,000         59,571(b)
Goldman Sachs Group Inc.
   1.28%    01/09/07 ............    100,000        100,043(i)
   5.25%    10/15/13 ............     65,000         67,324
   6.60%    01/15/12 ............     45,000         51,438
Goodrich Corp.
   7.10%    11/15/27 ............     55,000         60,391
Grupo Televisa S.A.
   8.00%    09/13/11 ............     45,000         52,650
   8.50%    03/11/32 ............     15,000         16,763





---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Halliburton Co.
   8.75%    02/15/21 ............   $105,000    $   132,393
HBOS PLC.
   3.13%    01/12/07 ............    105,000        107,184(b)
HCA Inc.
   5.25%    11/06/08 ............     75,000         77,524
   7.13%    06/01/06 ............     95,000        102,728
Historic TW Inc.
   7.75%    06/15/05 ............     60,000         64,244
Household Finance Corp.
   3.38%    02/21/06 ............     50,000         51,287
   6.38%    11/27/12 ............    125,000        141,272
   6.50%    01/24/06 ............    140,000        151,425
HSBC Capital Funding LP
   4.61%    12/29/49 ............    150,000        145,384(b,i)
   9.55%    12/31/49 ............     75,000         97,362(b,i)
Hudson United Bank
   7.00%    05/15/12 ............    145,000        166,674
Humana Inc.
   6.30%    08/01/18 ............     90,000         98,583
Huntington National Bank
   2.75%    10/16/06 ............     65,000         65,657
Hydro Quebec
   8.25%    04/15/26 ............    140,000        193,809
Intelsat Ltd.
   6.50%    11/01/13 ............     85,000         91,797
International Business
   Machines Corp.
   1.24%    09/10/04 ............    500,000        500,342(i)
International Paper Co.
   5.85%    10/30/12 ............     40,000         42,957(k)
   6.75%    09/01/11 ............     60,000         68,546
iStar Financial Inc.
   2.36%    03/12/07 ............     80,000         80,000(b,i)
   4.88%    01/15/09 ............    100,000        101,000(b)
John Deere Capital Corp.
   4.13%    07/15/05 ............    145,000        149,725
John Hancock Global Funding II
   5.63%    06/27/06 ............    175,000        188,637(b)
Kellogg Co. (Series B)
   6.60%    04/01/11 ............     40,000         46,194
   7.45%    04/01/31 ............     25,000         30,798
Keycorp
   4.63%    05/16/05 ............    110,000        113,731
KFW International Finance
   4.75%    01/24/07 ............     45,000         48,179
Kinder Morgan Energy
   Partners LP
   7.75%    03/15/32 ............     75,000         91,170
Kinder Morgan Inc.
   6.50%    09/01/12 ............     90,000        101,226
Kraft Foods Inc.
   5.25%    06/01/07 ............     85,000         91,258
Kroger Co.
   7.65%    04/15/07 ............    150,000        170,566
Liberty Media Corp.
   2.61%    09/17/06 ............    200,000        203,340(i)
Lockheed Martin Corp.
   8.50%    12/01/29 ............     70,000         93,576






--------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Petroleos Mexicanos
   9.50%    09/15/27 ............   $160,000   $    201,000
Pioneer Natural Resources Co.
   6.50%    01/15/08 ............    105,000        116,946
Principal Life Global Funding I
   5.25%    01/15/13 ............     90,000         94,648(b)
Procter & Gamble - ESOP (Series A)
   9.36%    01/01/21 ............    110,000        152,676
Progress Energy Inc.
   7.75%    03/01/31 ............    145,000        173,614
Progressive Corp.
   6.25%    12/01/32 ............     15,000         16,318
PSI Energy Inc.
   6.65%    06/15/06 ............     75,000         81,615
Public Service Co. of New Mexico
   4.40%    09/15/08 ............     80,000         82,572
Public Service Electric & Gas
   5.00%    01/01/13 ............     85,000         88,542
Puget Energy Inc.
   3.36%    06/01/08 ............     35,000         34,561
Quest Diagnostics
   6.75%    07/12/06 ............     60,000         65,773
Rouse Co.
   3.63%    03/15/09 ............     65,000         64,538
Royal Bank of Scotland
   Group PLC. ADR
   9.12%    03/31/49 ............     35,000         44,716
Royal KPN N.V.
   8.38%    10/01/30 ............     50,000         65,026
Safeco Corp.
   4.20%    02/01/08 ............     35,000         36,301
Shurgard Storage Centers Inc.
   5.88%    03/15/13 ............     80,000         83,137
Simon Property Group LP
   6.75%    07/15/04 ............     90,000         91,287
Southern California Edison Co.
   7.63%    01/15/10 ............     72,000         85,535
   8.00%    02/15/07 ............     50,000         57,314
Sprint Capital Corp.
   6.13%    11/15/08 ............    140,000        154,527
   7.63%    01/30/11 ............     60,000         70,000
   8.38%    03/15/12 ............     55,000         66,985
   8.75%    03/15/32 ............     90,000        113,736
Standard Chartered Bank
   8.00%    05/30/31 ............     90,000        113,533(b)
Suncor Energy Inc.
   5.95%    12/01/34 ............     80,000         83,490
Telecom Italia Capital S.A.
   (Series C)
   6.38%    11/15/33 ............    110,000        114,755(b)
Telefonica Europe BV
   8.25%    09/15/30 ............     50,000         65,240
Telefonos de Mexico S.A. de C.V.
   4.50%    11/19/08 ............     20,000         20,402(b)
   8.25%    01/26/06 ............    185,000        203,056
TELUS Corp.
   7.50%    06/01/07 ............    135,000        153,559
Textron Inc.
   4.50%    08/01/10 ............     55,000         56,939





---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
May Department Stores Co.
   8.50%    06/01/19 ............  $  20,000   $     26,022
Medco Health Solutions Inc.
   7.25%    08/15/13 ............     75,000         84,555
Merrill Lynch & Co. Inc.
   3.38%    09/14/07 ............     55,000         56,451
Metropolitan Life Global
   Funding I
   4.75%    06/20/07 ............     50,000         54,124(b)
Midamerican Energy
   Holdings Co.
   3.50%    05/15/08 ............     60,000         59,971
Morgan Stanley
   1.28%    01/12/07 ............    180,000        180,123(i)
   4.25%    05/15/10 ............     10,000         10,238
National Rural Utilty
   Co-op Finance
   6.00%    05/15/06 ............     75,000         81,104
Nationwide Mutual Insurance Co.
   7.88%    04/01/33 ............     50,000         61,128(b)
NB Capital Trust IV
   8.25%    04/15/27 ............    195,000        227,702
Nisource Finance Corp.
   5.40%    07/15/14 ............     75,000         77,454
Noble Energy Inc.
   8.00%    04/01/27 ............     85,000        102,095
Nordic Investment Bank
   2.75%    01/11/06 ............     65,000         66,313
Norfolk Southern Corp.
   6.00%    04/30/08 ............     55,000         61,127
Norsk Hydro AS.A.
   7.25%    09/23/27 ............     75,000         90,736
Northeast Utilities (Series B)
   3.30%    06/01/08 ............     35,000         34,689
Ocean Energy Inc.
   4.38%    10/01/07 ............     85,000         89,043
Ohio Power Co. (Series E)
   6.60%    02/15/33 ............     35,000         38,748
Oncor Electric Delivery Co.
   6.38%    01/15/15 ............     60,000         67,136
   7.25%    01/15/33 ............     40,000         47,253
Pacific Gas & Electric Co.
   1.81%    04/03/06 ............    250,000        250,842(i)
Panhandle Eastern Pipe Line
   4.80%    08/15/08 ............     75,000         78,263
Pemex Finance Ltd.
   9.03%    02/15/11 ............     65,000         79,455
   9.69%    08/15/09 ............     80,000         94,585
Pemex Project Funding
   Master Trust
   7.38%    12/15/14 ............     45,000         50,130
Pepco Holdings Inc.
   5.50%    08/15/07 ............     80,000         86,366
Petrobras International
   Finance Co.
   9.75%    07/06/11 ............     35,000         39,900
Petro-Canada
   5.35%    07/15/33 ............     30,000         27,290






-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Time Warner Cos. Inc.
   7.57%    02/01/24 ............  $  55,000  $      63,192
Time Warner Inc.
   6.88%    05/01/12 ............     10,000         11,420
   7.70%    05/01/32 ............     90,000        106,510
Travelers Property Casualty Corp.
   6.38%    03/15/33 ............     55,000         58,378
Turner Broadcasting System Inc.
   8.38%    07/01/13 ............    120,000        149,399
TXU Energy Co.
   7.00%    03/15/13 ............     95,000        109,033
Tyco International Group S.A.
   5.80%    08/01/06 ............     75,000         79,684
Tyson Foods Inc.
   7.25%    10/01/06 ............    105,000        114,225
Union Pacific Corp.
   6.65%    01/15/11 ............     40,000         46,017
Union Planters Bank NA
   5.13%    06/15/07 ............    120,000        128,252
Unisys Corp.
   6.88%    03/15/10 ............     40,000         44,000
   8.13%    06/01/06 ............     45,000         49,275
United Dominion Realty Trust Inc.
   6.50%    06/15/09 ............     90,000        101,651
US Bank National Assoc.
   2.85%    11/15/06 ............     60,000         61,006
Valero Energy Corp.
   6.88%    04/15/12 ............     35,000         40,253
   7.50%    04/15/32 ............    100,000        118,409
Verizon Global Funding Corp.
   7.75%    12/01/30 - 06/15/32 .    110,000        133,613
Verizon Pennsylvania Inc.
   (Series A)
   5.65%    11/15/11 ............    100,000        107,756
VF Corp.
   6.00%    10/15/33 ............     70,000         71,184(b)
Wachovia Corp.
   4.95%    11/01/06 ............    140,000        149,549
Walt Disney Co.
   6.75%    03/30/06 ............     50,000         54,391
Washington Mutual Inc.
   5.63%    01/15/07 ............     30,000         32,452
Waste Management Inc.
   7.38%    08/01/10 ............     75,000         88,270
Webster Bank
   5.88%    01/15/13 ............     85,000         91,871(b)
Wells Fargo & Co.
   5.25%    12/01/07 ............    125,000        136,120
Wendy's International Inc.
   6.20%    06/15/14 ............     85,000         94,953
Weyerhaeuser Co.
   6.00%    08/01/06 ............    240,000        258,903
   6.13%    03/15/07 ............     50,000         54,701
   7.38%    03/15/32 ............     50,000         57,472
Wisconsin Energy Corp.
   5.88%    04/01/06 ............     85,000         91,225

TOTAL CORPORATE NOTES
   (COST $18,703,500) ...........                19,402,608





---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.9%

Bear Stearns Commercial
   Mortgage Securities
   3.87%    02/11/41 ............ $  167,000   $    167,911
   3.88%    08/13/39 ............    158,000        161,017
   4.68%    08/13/39 ............    143,000        146,224
   4.72%    02/11/41 ............    167,000        167,911
   6.02%    02/14/31 ............    150,000        167,320
Bear Stearns Commercial
   Mortgage Securities (Class B)
   6.20%    02/14/31 ............     25,000         28,145
CalSTRS Trust
   4.13%    11/20/12 ............    167,000        174,442(b)
Citicorp Mortgage Securities Inc.
   6.13%    08/25/32 - 08/25/32 .    101,710        105,909(i)
Crusade Global Trust (Class A)
   1.36%    09/18/34 ............     94,330         94,427(i)
CS First Boston Mortgage
   Securities Corp.
   5.11%    09/15/34 ............     39,000         41,825
   5.44%    09/15/34 ............    182,000        197,483
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31 ............    400,000        449,091
First Horizon Asset Securities Inc.
   6.25%    09/25/32 ............     68,894         69,540
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35 ............     50,000         56,439
GMAC Commercial Mortgage
   Securities Inc.
   6.42%    05/15/35 ............    550,000        620,053
GS Mortgage Securities Corp. II
   1.45%    11/15/15 ............    300,000        300,000(b,i)
Impac CMB Trust
   1.47%    12/25/33 ............    417,563        418,753(i)
Impac CMB Trust (Class A)
   1.52%    11/25/32 ............    125,405        125,810(i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   1.39%    01/12/39 ............  1,365,000         81,126(b,g,i)
   4.92%    10/15/37 ............     98,000        101,611(i)
   6.47%    11/15/35 ............     71,000         81,444
LB-UBS Commercial
   Mortgage Trust
   0.00%    09/15/37 ............  1,171,117         19,763(b,d,g,i)
   1.05%    01/15/36 ............  3,000,000        155,625(b,g,i)
   1.41%    03/01/36 ............  1,373,000         80,664(b,g,i)
   2.83%    03/15/34 ............    522,000         13,499(b,d,g,i)
   3.25%    03/15/29 ............    325,000        324,594
   4.06%    09/15/27 ............    158,000        162,628(i)
   4.37%    03/01/36 ............     87,000         86,402
   4.53%    01/15/36 ............    594,000         48,309(b,d,g)
   4.93%    09/15/35 ............    146,000        152,017(i)
   6.17%    04/15/37 ............  1,135,513         24,130(b,d,g,i)
   6.65%    11/15/27 ............    282,000        326,453
   7.67%    03/01/36 ............  1,462,000         40,205(b,d,g,i)






-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16 ............  $  28,000    $    32,323(b)
Master Alternative Loans Trust
   5.00%    08/25/18 ............    135,208         14,197(g)
Master Asset Securitization Trust
   6.31%    09/25/32 ............     54,040         54,992(i)
Morgan Stanley Capital I
   4.66%    09/13/45 ............    350,000        355,552
   6.53%    03/15/31 ............    327,000        370,687
   7.11%    04/15/33 ............    119,000        138,841
Morgan Stanley Capital I (Class D)
   7.08%    07/15/30 ............     50,000         57,487(i)
Morgan Stanley Dean Witter
   Capital I
   2.54%    10/15/35 ............    886,000         23,369(b,d,g,i)
   3.11%    04/15/34 ............    567,000         16,245(b,d,g,i)
   6.39%    10/15/35 ............     91,000        104,208
   6.54%    02/15/31 ............    100,000        112,591
   7.20%    10/15/33 ............     25,000         29,506
Nomura Asset Securities Corp.
   6.59%    03/15/30 ............    246,000        278,803
Puma Finance Ltd. (Class A)
   1.33%    03/25/34 - 10/11/34 .    401,542        402,117(i)
Structured Asset Securities Corp.
   1.89%    02/25/28 ............    180,104         10,356(g,i)
Wachovia Bank Commercial
   Mortgage Trust
   1.61%    03/15/15 ............    100,000        100,216(b,i)
   1.99%    03/15/15 ............    100,000        100,695(b,i)
   3.89%    11/15/35 ............    500,000        513,388
Wachovia Bank Commercial
   Mortgage Trust (Class B)
   1.51%    03/15/15 ............    120,000        120,207(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $7,934,824) ............                 8,026,550


SOVEREIGN BONDS -- 0.3%

Bahamas Government
   International Bond
   6.63%    05/15/33 ............     45,000         50,343(b)
Italy Government
   International Bond
   4.38%    10/25/06 ............     10,000         10,558
   4.63%    06/15/05 ............     80,000         83,121
Ontario Electricity
   Financial Corp.
   7.45%    03/31/13 ............     35,000         43,843
Province of British Columbia
   4.63%    10/03/06 ............     95,000        100,950
Province of Manitoba Canada
   4.25%    11/20/06 ............    150,000        158,075
Province of New Brunswick
   3.50%    10/23/07 ............     90,000         92,929



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Province of Ontario
   3.50%    09/17/07 ............    $95,000  $      98,105
   5.13%    07/17/12 ............     15,000         16,237
Province of Saskatchewan Canada
   8.00%    02/01/13 ............     35,000         45,212

TOTAL SOVEREIGN BONDS
   (COST $668,038) ..............                   699,373

TOTAL BONDS AND NOTES
   (COST $75,765,597) ...........                76,854,049


---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
PREFERRED STOCK -- 0.2%
---------------------------------------------------------------
Henkel KGaA .....................      4,074        336,990(j)
Porsche AG ......................        461        278,174

TOTAL PREFERRED STOCK
   (COST $433,006) ..............                   615,164

TOTAL INVESTMENTS IN SECURITIES
   (COST $237,655,253) ..........               266,126,589

---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 13.6%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund .............. 20,151,338     20,151,338(l)
State Street Navigator Securities
   Lending Prime Portfolio ...... 17,005,397     17,005,397(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $37,156,735) ...........                37,156,735

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (11.1)% ..................               (30,165,428)
                                               -------------

NET ASSETS-- 100% ...............              $273,117,896
                                               =============


--------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------
The GE Strategic Investment Fund had the following long futures contracts open at March 31, 2004:

                             NUMBER      CURRENT
                EXPIRATION     OF       NOTIONAL   UNREALIZED
DESCRIPTION        DATE     CONTRACTS     VALUE   APPRECIATION
--------------------------------------------------------------
U.S Treasury
  Notes - 5 Yrs.  June 2004     12     $1,384,875    $16,153
U.S Treasury
  Notes - 10 Yrs. June 2004     12      1,362,750     11,459
                                                     -------
                                                     $27,612
                                                     -------






-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


Q&A


WILLIAM M. HEALEY IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF GE GOVERNMENT SECURITIES FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.


Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Government Securities Fund advanced 2.03% for Class A shares, 1.64% for Class B shares and 1.64% for Class C shares for the six-month period. The Lehman Brothers Government Bond benchmark increased 2.49% over the same period, while the Fund's Lipper peer group of 101 Intermediate U.S. Government funds returned 1.87%.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. Tactical duration positioning in the fourth quarter of 2003 negatively impacted fund return relative to the benchmark, however, added to return in the first quarter of 2004. Exposure to mortgage-backed securities had a slightly detrimental impact on return in the fourth quarter of last year.



PICTURED TO THE RIGHT: WILLIAM M. HEALEY
[PHOTO OF WILLIAM M. HEALEY OMITTED]

--------------------------------------------------------------------------------
                                                   GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


FIVE YEAR TREASURY NOTE YIELD HISTORY
4/1/03 -- 3/31/04

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Date                       Yield
03/31/04                  2.763%
03/15/04                  2.716%
02/29/04                  2.922%
02/15/04                  2.917%
01/31/04                  3.142%
01/15/04                  2.918%
12/30/03                  3.207%
12/15/03                  3.234%
11/30/03                  3.367%
11/15/03                  3.236%
10/31/03                  3.340%
10/15/03                  3.405%
09/30/03                  2.954%
09/15/03                  3.270%
08/31/03                  3.621%
08/15/03                  3.595%
07/31/03                  3.523%
07/15/03                  3.090%
06/30/03                  2.673%
06/15/03                  2.298%
05/31/03                  2.559%
05/15/03                  2.771%
04/30/03                  3.092%
04/15/03                  3.291%
04/01/03                  3.087%

HIGH      3.62%
LOW       2.30%
AVG.      3.08%


--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek a high level of current income consistent with safety of principal by investing primarily in U.S. Government securities.
--------------------------------------------------------------------------------



LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government Peer Group
Based on average annual total returns for the periods ended 3/31/04

                      SIX       ONE      FIVE       TEN
                    MONTHS     YEAR      YEAR      YEAR
                   --------    ----     ------    -------
Number of
Funds in
peer group:           101        98        79        36
---------------------------------------------------------
Peer group
average annual
total return:        1.87%     2.92%     5.93%     6.21%
---------------------------------------------------------
Lipper categories in peer group: Intermediate U.S. Government





--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES++

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

            GE Government            GE Government
            Securities Fund     Securities Fund w/load        LB Government
3/94          $10,000.00              $ 9,575.00                $10,000.00
9/94            9,453.93                9,052.14                  9,927.24
9/95           10,384.48                9,943.14                 11,274.21
9/96           10,773.91               10,316.02                 11,772.57
9/97           11,790.16               11,289.08                 12,849.64
9/98           13,159.11               12,599.85                 14,597.68
9/99           12,894.46               12,346.45                 14,347.34
9/00           13,729.90               13,146.38                 15,377.40
9/01           15,413.51               14,758.43                 17,416.33
9/02           16,859.23               16,142.71                 19,164.24
9/03           17,356.94               16,619.27                 19,844.40
3/04           17,709.12               16,956.48                 20,337.66


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                          SIX        ONE      FIVE        TEN
                         MONTHS     YEAR      YEAR       YEAR
                        --------   ------    ------     ------
GE Government
   Securities             2.03%     3.23%     6.40%      5.88%
GE Government
   Securities W/LOAD     -2.36%    -1.19%     5.47%      5.42%
   MAXIMUM LOAD OF 4.25%
LB Government             2.49%     4.24%     7.19%      7.36%


--------------------------------------------------------------------------------


CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

          GE Government           GE Government
          Securities Fund    Securities Fund w/load    LB Government
3/94        $10,000.00             $10,000.00           $10,000.00
9/94          9,415.73               9,415.73             9,927.24
9/95         10,288.32              10,288.32            11,274.21
9/96         10,580.43              10,580.43            11,772.57
9/97         11,502.02              11,502.02            12,849.64
9/98         12,765.62              12,765.62            14,597.68
9/99         12,456.47              12,456.47            14,347.34
9/00         13,149.28              13,149.28            15,377.40
9/01         14,675.34              14,675.34            17,416.33
9/02         15,908.84              15,908.84            19,164.24
9/03         16,275.94              16,275.94            19,844.40
3/04         16,542.89              16,542.89            20,337.66


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                          SIX        ONE      FIVE        TEN
                         MONTHS     YEAR      YEAR       YEAR
                       ------------------------------ ----------
GE Government
   Securities             1.64%     2.46%     5.63%      5.33%
GE Government
   Securities W/LOAD     -1.36%    -0.54%     5.63%      5.33%
   MAXIMUM LOAD           3.00%     3.00%     0.00%      0.00%
LB Government             2.49%     4.24%     7.19%      7.36%


--------------------------------------------------------------------------------


CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


              GE Government             GE Government
              Securities Fund      Securities Fund w/load      LB Government
9/30/99         $10,000.00               $10,000.00             $10,000.00
3/00             10,273.14                10,273.14              10,269.80
9/00             10,607.84                10,607.84              10,717.94
3/01             11,334.59                11,334.59              11,536.00
9/01             11,851.16                11,851.16              12,139.06
3/02             11,666.38                11,666.38              11,990.68
9/02             12,844.71                12,844.71              13,357.34
3/03             13,021.27                13,021.27              13,598.03
9/03             13,126.31                13,126.31              13,831.41
3/04             13,341.45                13,341.45              14,175.21


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                          SIX        ONE      THREE      SINCE
                         MONTHS     YEAR      YEAR     INCEPTION
                        -------    ------    ------    ---------
GE Government
   Securities             1.64%     2.46%     5.58%      6.61%
GE Government
   Securities W/LOAD      0.64%     1.46%     5.58%      6.61%
   MAXIMUM LOAD           1.00%     1.00%     0.00%      0.00%
LB Government             2.49%     4.24%     7.11%      8.06%



AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                   GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $228,017 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

U.S. Treasuries                      42.7%
Federal Agencies                     35.1%
Short Term & Other                   12.6%
Mortgage Backed                      8.5%
Corporate Notes                      1.1%




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
BONDS AND NOTES -- 107.1%+
---------------------------------------------------------------

U.S. TREASURIES -- 50.9%

U.S. Treasury Bonds
   5.50%    08/15/28 ..........  $14,495,000  $  15,805,348
   7.13%    02/15/23 ..........    8,000,000     10,401,121
   7.25%    05/15/16 ..........    1,245,000      1,607,669(h)
   8.13%    08/15/19 - 08/15/21   12,350,000     17,333,468(h)
                                                 45,147,606
U.S. Treasury Notes
   1.50%    03/31/06 ..........   17,545,000     17,517,630
   2.00%    01/15/14 ..........    4,008,600      4,216,823
   2.25%    02/15/07 ..........    3,640,000      3,671,559(j)
   2.38%    08/15/06 ..........    8,120,000      8,240,825(j)
   3.13%    09/15/08 ..........   11,675,000     11,925,427(j)
   4.25%    11/15/13 ..........      895,000        925,815
   6.00%    08/15/09 ..........    5,000,000      5,770,050
                                                 52,268,129

TOTAL U.S. TREASURIES
   (COST $94,190,535) .........                  97,415,735

FEDERAL AGENCIES -- 41.8%

Federal Home Loan Bank System
   2.00%    02/13/06 ..........    6,705,000      6,741,676(j)
   3.13%    08/15/07 ..........    7,200,000      7,325,136
                                                 14,066,812
Federal Home Loan
   Mortgage Corp.
   4.63%    07/18/07 ..........   12,030,000     12,530,268
   5.00%    07/30/09 ..........    2,795,000      2,827,869
                                                 15,358,137
Federal National Mortgage Assoc.
   2.34%    01/30/07 ..........    7,600,000      7,615,208
   3.25%    02/15/09 ..........    8,015,000      8,067,578(j)
   3.75%    09/15/08 ..........    6,240,000      6,330,792
   4.38%    07/17/13 ..........    6,725,000      6,620,292



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
   5.50%    07/18/12 ..........  $10,025,000   $ 10,391,513
   6.00%    01/18/12 ..........      555,000        574,858
   6.25%    03/22/12 ..........      990,000      1,034,758
   6.63%    11/15/30 ..........    3,775,000      4,484,927
   7.00%    07/15/05 ..........    5,025,000      5,382,227
                                                 50,502,153

TOTAL FEDERAL AGENCIES
   (COST $79,017,033) .........                  79,927,102


AGENCY MORTGAGE BACKED -- 2.5%

Federal Home Loan Mortgage Corp.
   6.50%    04/01/31 ..........       11,676         12,259
   7.00%    12/01/26 - 02/01/30       20,163         21,371
   7.50%    02/01/07 - 04/01/12    1,140,194      1,219,634
   9.00%    12/01/14 ..........      304,604        338,990
                                                  1,592,254
Federal National Mortgage Assoc.
   7.00%    02/01/30 ..........       60,239         63,840
   7.50%    12/01/23 ..........      264,628        286,403
   9.00%    06/01/09 - 07/01/21       76,959         84,139
   5.00%    TBA ...............    2,000,000      2,055,624(c)
                                                  2,490,006
Government National
   Mortgage Assoc.
   8.50%    05/15/21 - 03/15/23      108,026        119,686
   9.00%    05/15/13 - 07/15/16      572,895        637,237
                                                    756,923

TOTAL AGENCY MORTGAGE BACKED
   (COST $4,689,021) ..........                   4,839,183

ASSET BACKED -- 7.7%

American Express Credit Account
   Master Trust (Class A)
   1.13%       02/15/08 .......    3,180,000      3,181,651(i,p)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   1.46%       01/25/34 .......       84,407         84,683(i)
Carco Auto Loan Master Trust
   1.16%       11/15/06 .......    4,600,000      4,602,325(i,p)
Discover Card Master Trust I
   (Class A)
   1.27%       09/18/07 .......    1,000,000      1,001,735(i,p)
First US.A. Credit Card
   Master Trust (Class A)
   1.24%       05/17/10 .......    1,000,000      1,003,442(i,p)
GMAC Mortgage Corp. Loan Trust
   1.17%       06/25/34 .......      500,000        500,156(i,p)
MBNA Master Credit Card Trust
   US.A. (Class A)
   1.25%       12/17/07 .......    1,550,000      1,552,417(i,p)
Residential Asset Mortgage
   Products Inc.
   1.20%       10/25/22 .......    1,250,000      1,250,000(i,p)
   1.39%       01/25/34 .......      973,178        974,167(i,p)
   1.42%       07/25/32 .......      494,086        494,364(i)

TOTAL ASSET BACKED
   (COST $14,643,568) .........                  14,644,940




-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
CORPORATE NOTES -- 1.3%

American Express Credit Corp.
   1.18%    12/15/06 ..........   $  150,000  $     149,927(i)
American General Finance Corp.
   1.28%    11/15/06 ..........      400,000        400,003(i,p)
American Honda Finance Corp.
   1.29%    08/15/06 ..........      250,000        250,352(b,i)
Countrywide Home Loans Inc.
   1.27%    02/17/06 ..........    1,000,000        999,736(i,p)
Goldman Sachs Group Inc.
   1.28%    01/09/07 ..........      130,000        130,055(i)
   1.29%    08/18/06 ..........      260,000        260,545(i)
Morgan Stanley
   1.28%    01/12/07 ..........      199,000        199,136(i)

TOTAL CORPORATE NOTES
   (COST $2,389,000) ..........                   2,389,754


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.9%

Crusade Global Trust (Class A)
   1.36%    09/18/34 ..........    1,517,479      1,519,042(i,p)
GS Mortgage Securities Corp. II
   1.45%    11/15/15 ..........      250,000        250,000(b,i)
Impac CMB Trust
   1.47%    12/25/33 ..........      821,467        823,808(i)
Morgan Stanley Dean Witter
   Capital I
   6.54%    02/15/31 ..........      500,000        562,955
Residential Accredit Loans Inc.
   1.36%    03/25/34 ..........    1,750,000      1,750,000(i,p)
Thornburg Mortgage Securities
   Trust (Class A)
   1.43%    04/25/43 ..........      695,010        695,112(i,p)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $5,537,771) ..........                   5,600,917

TOTAL INVESTMENTS IN SECURITIES
   (COST $200,466,928) ........                 204,817,631


---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
SHORT TERM INVESTMENTS -- 12.1%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund ............   19,599,231    $19,599,231(l,p)

---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
COMMERCIAL PAPER -- 1.9%

Dresdner US Finance
   1.03%    04/01/04 ..........   $3,600,000   $  3,600,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $23,199,231) .........                  23,199,231

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (19.2)% ................                 (36,713,049)
                                               -------------

NET ASSETS-- 100% .............                $191,303,813
                                               =============


----------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------
The GE Government Securities Fund had the following long futures contracts open at March 31, 2004:

                                NUMBER     CURRENT
                 EXPIRATION       OF      NOTIONAL  UNREALIZED
DESCRIPTION         DATE       CONTRACTS    VALUE  APPRECIATION
----------------------------------------------------------------
U.S. Treasury
  Notes - 5 Yrs.  June 2004       40     $4,542,500   $57,985

The GE Government Securities Fund had the following short futures contracts open at March 31, 2004:

                               NUMBER     CURRENT
                  EXPIRATION     OF      NOTIONAL   UNREALIZED
DESCRIPTION          DATE     CONTRACTS    VALUE   APPRECIATION
----------------------------------------------------------------
U.S. Treasury
  Notes - 10 Yrs.  June 2004     66    $(7,616,813)   $27,245


-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------


Q&A


PAUL M. COLONNA IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF GE SHORT-TERM GOVERNMENT FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.



Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Short-Term Government Fund advanced 1.34% for Class A shares, 1.05% for Class B shares, 0.96% for Class C shares and 1.38% for Class Y shares for the six-month period. The Lehman Brothers 1-3 Year Government Bond Index returned 1.25% and the average return for the 78 Short-Term U.S. Government Bond funds tracked by Lipper was 0.95% for the same period.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund outperformed both the benchmark and its peer group over the six-month period. Fund outperformance was driven primarily by the exposure to mortgage-backed securities due to their yield advantage versus U.S. government securities.



PICTURED TO THE RIGHT: PAUL M. COLONNA

[PHOTO OF PAUL M. COLONNA OMITTED]

--------------------------------------------------------------------------------
                                                   GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------


TWO YEAR TREASURY NOTE YIELD HISTORY
4/1/03 -- 3/31/04

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Date                       Yield
03/31/04                  1.608%
03/15/04                  1.609%
02/29/04                  1.740%
02/15/04                  1.802%
01/31/04                  1.951%
01/15/04                  1.804%
12/30/03                  2.012%
12/15/03                  2.074%
11/30/03                  2.283%
11/15/03                  2.081%
10/31/03                  2.117%
10/15/03                  2.105%
09/30/03                  1.761%
09/15/03                  1.983%
08/31/03                  2.346%
08/15/03                  2.297%
07/31/03                  2.187%
07/15/03                  1.887%
06/30/03                  1.625%
06/15/03                  1.343%
05/31/03                  1.596%
05/15/03                  1.803%
04/30/03                  1.992%
04/15/03                  2.245%
04/01/03                  2.022%


HIGH      2.35%
LOW       1.34%
AVG.      1.92%


--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing primarily in U.S. Government securities.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Short Term U.S. Government Bond Peer Group
Based on average annual total returns for the periods ended 3/31/04

                        SIX       ONE       FIVE       TEN
                      MONTHS     YEAR       YEAR      YEAR
                     --------   ------     ------     -----
Number of
Funds in
peer group:             78         73         59        38
------------------------------------------------------------
Peer group
average annual
total return:          0.95%     1.60%      4.68%     5.15%
------------------------------------------------------------
Lipper categories
in peer group:
Short Term U.S. Government Bond




--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES+

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

         GE Short-Term           GE Short-Term
        Government Fund      Government Fund w/load         LB 1-3 Yr.
3/94      $10,000.00               $ 9,750.00              $10,000.00
9/94       10,110.61                 9,857.84               10,100.64
9/95       10,893.57                10,621.23               10,927.60
9/96       11,435.88                11,149.99               11,546.55
9/97       12,186.82                11,882.15               12,341.03
9/98       13,083.40                12,756.31               13,319.14
9/99       13,413.13                13,077.80               13,744.54
9/00       14,172.96                13,818.63               14,548.02
9/01       15,604.93                15,214.81               16,100.20
9/02       16,487.20                16,075.02               17,043.10
9/03       16,839.96                16,418.96               17,520.18
3/04       17,066.43                16,639.77               17,738.95


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX         ONE      FIVE         TEN
                          MONTHS      YEAR      YEAR        YEAR
                         ---------   -------  --------   ----------
GE Short-Term
    Government             1.34%      2.26%     5.21%       5.49%
GE Short-Term
    Government  W/LOAD    -1.20%     -0.29%     4.69%       5.23%
    MAXIMUM LOAD OF 2.50%
LB 1-3 Yr.                 1.25%      2.44%     5.61%       5.90%

--------------------------------------------------------------------------------

CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

           GE Short-Term               GE Short-Term
          Government Fund         Government Fund w/load        LB 1-3 Yr.
3/94        $10,000.00                  $10,000.00              $10,000.00
9/94         10,080.77                   10,080.77               10,100.64
9/95         10,787.77                   10,787.77               10,927.60
9/96         11,257.59                   11,257.59               11,546.55
9/97         11,915.26                   11,915.26               12,341.03
9/98         12,728.91                   12,728.91               13,319.14
9/99         12,971.91                   12,971.91               13,744.54
9/00         13,673.65                   13,673.65               14,548.02
9/01         15,055.17                   15,055.17               16,100.20
9/02         15,906.35                   15,906.35               17,043.10
9/03         16,246.69                   16,246.69               17,520.18
3/04         16,465.18                   16,465.18               17,738.95


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX         ONE      FIVE         TEN
                          MONTHS      YEAR      YEAR        YEAR
                         ---------   -------  --------   ----------
GE Short-Term
    Government             1.05%      1.65%     4.57%       5.11%
GE Short-Term
    Government  W/LOAD    -1.92%     -1.29%     4.57%       5.11%
    MAXIMUM LOAD           3.00%      3.00%     0.00%       0.00%
LB 1-3 Yr.                 1.25%      2.44%     5.61%       5.90%


--------------------------------------------------------------------------------


CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


               GE Short-Term             GE Short-Term
              Government Fund       Government Fund w/load         LB 1-3 Yr.
9/30/99         $10,000.00                $10,000.00               10,000.00
12/99            10,037.74                 10,037.74               10,055.24
3/00             10,119.38                 10,119.38               10,182.44
6/00             10,274.34                 10,274.34               10,356.63
9/00             10,479.79                 10,479.79               10,584.58
12/00            10,732.24                 10,732.24               10,876.87
3/01             10,968.91                 10,968.91               11,181.68
6/01             11,076.23                 11,076.23               11,316.09
9/01             11,463.27                 11,463.27               11,713.89
12/01            11,452.00                 11,452.00               11,805.00
3/02             11,540.70                 11,540.70               11,807.51
6/02             11,755.76                 11,755.76               12,104.86
9/02             12,011.47                 12,011.47               12,399.91
12/02            12,106.14                 12,106.14               12,514.63
3/03             12,112.16                 12,112.16               12,598.94
6/03             12,160.26                 12,160.26               12,695.54
9/03             12,175.89                 12,175.89               12,747.01
12/03            12,212.21                 12,212.21               12,766.76
3/04             12,293.32                 12,293.32               12,906.18



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX         ONE      THREE       SINCE
                          MONTHS      YEAR      YEAR      INCEPTION
                         ---------   -------  --------   -----------
GE Short-Term
    Government             0.96%      1.50%     3.87%       4.69%
GE Short-Term
    Government  W/LOAD    -0.02%      0.51%     3.87%       4.69%
    MAXIMUM LOAD           1.00%      1.00%     0.00%       0.00%
LB 1-3 Yr.                 1.25%      2.44%     4.90%       5.83%


--------------------------------------------------------------------------------


CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

             GE Short-Term
            Government Fund              LB 1-3 Yr.
3/94           $10,000.00               $10,000.00
9/94            10,123.23                10,100.64
9/95            10,924.91                10,927.60
9/96            11,497.41                11,546.55
9/97            12,283.03                12,341.03
9/98            13,222.30                13,319.14
9/99            13,601.03                13,744.54
9/00            14,393.09                14,548.02
9/01            15,848.92                16,100.20
9/02            16,787.99                17,043.10
9/03            17,191.44                17,520.18
3/04            17,429.37                17,738.95


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                           SIX         ONE      FIVE         TEN
                          MONTHS      YEAR      YEAR        YEAR
                         ---------   -------  --------   ----------
GE Short-Term
    Government             1.38%      2.43%     5.39%       5.72%
LB 1-3 Yr.                 1.25%      2.44%     5.61%       5.90%

AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                   GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $94,446 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Agency Mortgage Backed                            34.6%
U.S. Treasuries                                   23.3%
Money Market                                      19.1%
Agency Collateralized Mortgage Obligations        12%
Asset Backed                                      7.4%
Federal Agencies                                  1.8%
Corporate Notes                                   1.5%
Commercial Paper                                  0.3%





---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
BONDS AND NOTES -- 102.8%+
---------------------------------------------------------------

U.S. TREASURIES -- 29.8%

U.S. Treasury Notes
   2.25%    02/15/07 ..........   $6,500,000  $   6,556,355(j)
   2.38%    08/15/06 ..........    7,000,000      7,104,159(j)
   3.13%    10/15/08 ..........    8,200,000      8,367,116(j)

TOTAL U.S. TREASURIES
   (COST $21,900,436) .........                  22,027,630

   FEDERAL AGENCIES -- 2.3%
   Federal Home Loan
   Mortgage Corp.
   5.50%    07/15/06 ..........      800,000        863,344
   Federal National Mortgage Assoc.
   3.25%    01/15/08 ..........      815,000        833,443

TOTAL FEDERAL AGENCIES
   (COST $1,626,423) ..........                   1,696,787

AGENCY MORTGAGE BACKED -- 44.2%

   Federal Home Loan Mortgage Corp.
   6.00%    12/01/08 - 11/01/33      601,068        628,492(h)
   7.00%    02/01/12 - 11/01/33      631,077        669,596
   7.50%    01/01/27 - 08/01/30      544,463        584,977
   8.00%    04/01/23 ..........      130,928        143,291
   8.50%    01/01/09 - 11/01/20      665,346        714,519
   8.75%    08/01/08 ..........      168,520        179,949
                                                  2,920,824




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Federal National Mortgage Assoc.
   3.30%    07/01/33 ..........  $   346,672   $    357,714(i)
   3.40%    06/01/33 ..........      405,966        416,709(i)
   3.74%    08/01/33 ..........    1,880,978      1,903,314(i)
   3.85%    06/01/33 ..........      561,116        576,818(i)
   3.88%    05/01/33 ..........      631,914        645,205(i)
   3.93%    07/01/33 ..........    1,347,367      1,365,976(i)
   4.03%    06/01/33 ..........      277,994        283,467(i)
   4.13%    07/01/33 ..........    1,238,421      1,264,350(i)
   4.17%    06/01/33 ..........      858,492        878,881(i)
   4.35%    05/01/33 ..........    1,137,175      1,167,736(i)
   4.58%    12/01/32 ..........      350,522        363,478(i)
   6.00%    04/01/33 - 11/01/33    2,110,348      2,222,619
   7.00%    03/01/17 - 11/01/33    3,374,297      3,583,017
   7.50%    06/01/11 - 04/01/33    4,891,150      5,306,098
   8.00%    03/01/22 - 11/01/33      950,537      1,031,061
   8.50%    02/01/18 - 10/01/33    1,497,622      1,631,016
   9.00%    08/01/10 - 09/01/31    1,736,167      1,908,479
   9.50%    09/01/21 ..........      354,865        397,207
   9.75%    02/01/21 ..........      234,675        262,825
                                                 25,565,970
Government National
   Mortgage Assoc.
   6.00%    05/15/33 - 07/15/33      488,054        510,424
   6.50%    09/15/16 - 02/15/34      610,771        651,341
   7.00%    12/15/18 - 05/15/32      640,979        683,554
   7.50%    02/15/09 - 07/15/31    1,498,813      1,612,606
   8.00%    07/15/17 ..........      154,252        170,577
   9.00%    08/15/09 - 12/15/09      526,025        571,714
   9.50%    12/15/09 ..........       40,543         44,583
                                                  4,244,799

TOTAL AGENCY MORTGAGE BACKED
   (COST $32,527,570) .........                  32,731,593


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 15.3%

Federal Home Loan Mortgage Corp.
   2.00%    07/15/06 ..........            7              6(g)
   3.71%    07/25/22 ..........      580,000        586,706
   5.00%    11/15/12 ..........    2,028,434        128,679(g)
   6.50%    02/15/14 ..........    2,301,964        213,651(g)
                                                    929,042
Federal National Mortgage Assoc.
   1.41%    07/25/44 ..........   12,023,025        529,765(g)
   2.24%    06/25/43 ..........   20,570,825      1,285,677(g,i)
   2.57%    12/25/42 ..........    2,500,000      2,500,000
   3.17%    07/25/33 ..........    2,000,000      2,005,625
   3.28%    10/25/42 ..........    2,000,000      2,025,000
   3.46%    06/25/43 ..........    1,900,000      1,927,312
   11.64%   05/25/18 ..........   40,763,355        114,953(d,g,i)
                                                 10,388,332

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $10,932,726) .........                  11,317,374






-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
ASSET BACKED -- 9.3%

American Express Credit Account
   Master Trust (Class A)
   1.13%    02/15/08 ..........   $  910,000  $     910,472(i,p)
Citibank Credit Card
   Issuance Trust
   6.65%    05/15/08 ..........    2,500,000      2,716,979
Crusade Global Trust (Class A)
   1.36%    09/18/34 ..........      638,982        639,640(i,p)
GMAC Mortgage Corp.
   Loan Trust
   1.17%    06/25/34 ..........      250,000        250,078(i,p)
Green Tree Financial Corp.
   6.90%    04/15/18 ..........        3,953          3,998
Residential Accredit Loans Inc.
   1.36%    03/25/34 ..........      725,000        724,999(i,p)
Residential Asset Mortgage
   Products Inc.
   1.20%    10/25/22 ..........      500,000        500,000(i,p)
Sears Credit Account Master
   Trust (Class A)
   1.47%    11/17/09 ..........      500,000        500,570(i,p)
World Omni Auto Receivables
   Trust (Class B)
   2.35%    09/15/09 ..........      658,326        664,968

TOTAL ASSET BACKED
   (COST $6,899,522) ..........                   6,911,704


CORPORATE NOTES -- 1.9%

Countrywide Home Loans Inc.
   1.27%    02/17/06 ..........      300,000        299,921(i,p)
Household Finance Corp.
   1.28%    02/09/07 ..........      500,000        500,862(i,p)
International Lease Finance Corp.
   2.42%    07/15/05 ..........      600,000        609,125(i,p)

TOTAL CORPORATE NOTES
   (COST $1,408,419) ..........                   1,409,908

TOTAL INVESTMENTS IN SECURITIES
   (COST $76,264,230) .........                  76,094,996






---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 24.8%
---------------------------------------------------------------
MONEY MARKET -- 24.4%

GEI Short-Term
   Investment Fund ............   18,051,418    $18,051,418(l)


                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------

COMMERCIAL PAPER -- 0.4%

Dresdner US Finance
   1.03%    04/01/04 ..........     $300,000        300,000(i,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $18,351,418) .........                  18,351,418


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (27.6)% ................                 (20,430,541)
                                                ------------

NET ASSETS-- 100% .............                 $74,015,873
                                                ============




-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                              GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Q&A



MICHAEL J. CAUFIELD IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE GE TAX EXEMPT FUND AND HAS SERVED IN THAT CAPACITY SINCE OCTOBER 1, 2000. MR. CAUFIELD JOINED GE ASSET MANAGEMENT IN 1987 AS VICE PRESIDENT, MANAGER OF FIXED INCOME RESEARCH & ANALYSIS AND WAS PROMOTED TO SENIOR VICE PRESIDENT IN 1994. PRIOR TO JOINING GEAM, MIKE WAS VICE PRESIDENT AND DIRECTOR OF TAX EXEMPT UNIT INVESTMENT TRUST RESEARCH AT E.F. HUTTON & COMPANY FOR FIVE YEARS AND A CREDIT ANALYST AT MOODY'S INVESTOR SERVICE AND DUN & BRADSTREET FOR FIVE YEARS. MIKE RECEIVED HIS BACHELOR OF SCIENCE IN FINANCE FROM FORDHAM UNIVERSITY.

Q. HOW DID THE GE TAX-EXEMPT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2004?

A. The GE Tax-Exempt Fund advanced 2.03% for Class A shares, 1.74% for Class B shares, 1.65% for Class C shares and 2.14% for Class Y shares for the six months ending March 31, 2004. The Fund outperformed its peer group benchmark, the Lipper Intermediate Municipal Debt Fund Index, comprised of 149 Bond funds whose average return was 1.95%. The Fund's return placed it in the top 35% of the peer group for the period. The Fund trailed its benchmark the Lehman Brothers 10-year Municipal Index, which had a return of 2.99%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The inability of an economic recovery to take hold continued to be an overriding factor in the development of the interest rate landscape over the last six months. The municipal bond market after months of volatility rallied into the fourth quarter of 2003. Lower credit quality assets were big winners as tobacco and airline sector bonds drove index performance while the fund's conservative credit posture and capital preservation objective limited upside participation. In addition the fund's move towards a neutral duration was also a key contributor to returns as rates fell though year-end. Reflecting our longer-term approach, the fund's performance in the first quarter of 2004 has shown considerable improvement as interest rates have started to move higher. Returns for the first three months of 2004 placed the fund in the top 79% of the peer group.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. The portfolio's move towards a neutral duration over the last nine months has been a key contributor to portfolio performance. While the fund lagged the market benchmark and peer group measurements in the fourth quarter of 2003, the fund's performance over the last three months has benefited by the reduction in interest rate exposure as well as its conservative credit profile.

Q.  WHICH PARTICULAR SECTORS SIGNIFICANTLY CONTRIBUTED TO FUND PERFORMANCE ?

A. Pre-Refunded bonds, which comprise 39% of the portfolio, have historically provided strong income and low volatility to the fund, yet contributed a drag on performance in the fourth quarter. The healthcare sector however, in which we have an 8% overweight relative to the index, continued to be a winner for the fund. The hospital sector with a return of 2.9% over the last six months has consistently been the best performer in the fund and compares favorably with index returns. The high yield bond sector in the index, buoyed by a significant recovery in the tobacco sector, was the best performing sector in the index. The fund has avoided the Tobacco sector and while this sector greatly enhanced Index returns in the 4th quarter of 2003, longer-term sector results have been marginal and highly volatile.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The Fund underperformed its market benchmark net of fees, yet outperformed its peer group average. Fund performance ranks it in the top 35% for six months and top 20% of Lipper Intermediate funds (out of 119 funds) for three years ending March 31, 2004.

    Market underperformance can be attributed to the fund's neutral interest profile as well as its high quality composition. As interest rates rallied in the fourth quarter of 2003, longer duration assets led the market. In addition, lower quality bonds were the best performing sector and the fund, with an average credit rating of AA, had little exposure to this highly volatile sector. Overall, the fund has achieved a favorable record, while maintaining its investment discipline, consistent with our long-term approach. While the fund's objective is to exceed market and peer performance benchmarks, the maximization of tax-exempt income has been paramount in our investment process. It is also notable that the fund achieved such above average income levels without the use of Tobacco bonds, derivatives or bonds subject to the AMT (alternative minimum tax), which many peers utilize.



PICTURED TO THE RIGHT: MICHAEL J. CAUFIELD

[PHOTO OF MICHAEL J. CAUFIELD OMITTED]

--------------------------------------------------------------------------------
                                                              GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------


-------------------------------------------
QUALITY RATINGS
AS OF MARCH 31, 2004
as a % of Market Value
-------------------------------------------
Moody's/S&P/                 Percentage of
Fitch Rating*                Market Value
-------------------------------------------
Aaa                             73.49%
Aa to A                         23.21%
Below A                          3.30%
NR/Other                         0.00%
-------------------------------------------
                               100.00%



--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital by investing primarily in investment-grade municipal securities.
--------------------------------------------------------------------------------



LIPPER PERFORMANCE COMPARISON
Intermediate Municipal Debt Peer Group
Based on average annual total returns for the periods ended 3/31/04

                           SIX         ONE      FIVE      TEN
                         MONTHS       YEAR      YEAR     YEAR
                        --------     ------    ------    -----
Number of
Funds in
peer group:                149         148        97       66
--------------------------------------------------------------
Peer group
average annual
total return:             1.95%       4.31%     4.97%    5.57%
--------------------------------------------------------------
Lipper categories in peer group: Intermediate Municipal Debt


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES++

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

        GE Tax-Exempt Fund     GE Tax-Exempt Fund w/load             LBMI
3/94        $10,000.00                $ 9,575.00                   $10,000.00
9/94         10,163.38                  9,731.43                    10,217.78
9/95         11,119.63                 10,647.05                    11,424.18
9/96         11,834.34                 11,331.38                    11,976.92
9/97         12,754.62                 12,212.55                    13,115.92
9/98         13,562.30                 12,985.90                    14,271.52
9/99         13,312.16                 12,746.39                    14,206.43
9/00         13,993.27                 13,398.56                    15,113.65
9/01         15,430.70                 14,774.90                    16,625.39
9/02         16,709.24                 15,999.10                    18,200.14
9/03         17,300.20                 16,564.94                    18,885.28
3/04         17,652.23                 16,902.01                    19,450.31


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX       ONE      FIVE         TEN
                       MONTHS    YEAR      YEAR        YEAR
                      --------  ------    ------      ------
GE Tax-Exempt           2.03%    4.49%     5.28%       5.85%
GE Tax-Exempt W/LOAD   -2.29%    0.03%     4.36%       5.39%
   MAXIMUM LOAD OF 4.25%
LBMI                    2.99%    6.09%     6.13%       6.88%


--------------------------------------------------------------------------------


CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


         GE Tax-Exempt Fund   GE Tax-Exempt Fund w/load         LBMI
3/94         $10,000.00              $10,000.00              $10,000.00
9/94          10,148.71               10,148.71               10,217.78
9/95          11,112.52               11,112.52               11,424.18
9/96          11,825.79               11,825.79               11,976.92
9/97          12,708.63               12,708.63               13,115.92
9/98          13,429.98               13,429.98               14,271.52
9/99          13,115.33               13,115.33               14,206.43
9/00          13,696.27               13,696.27               15,113.65
9/01          14,995.42               14,995.42               16,625.39
9/02          16,237.89               16,237.89               18,200.14
9/03          16,812.17               16,812.17               18,885.28
3/04          17,154.27               17,154.27               19,450.31



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX       ONE      FIVE      TEN
                       MONTHS    YEAR      YEAR     YEAR
                      --------  ------    ------   -------
GE Tax-Exempt           1.74%    3.71%     4.53%    5.50%
GE Tax-Exempt W/LOAD   -1.26%    0.71%     4.53%    5.50%
   MAXIMUM LOAD         3.00%    3.00%     0.00%    0.00%
LBMI                    2.99%    6.09%     6.13%    6.88%


--------------------------------------------------------------------------------


CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


            GE Tax-Exempt Fund    GE Tax-Exempt Fund w/load          LBMI
9/30/99         $10,000.00               $10,000.00               $10,000.00
3/00             10,095.47                10,095.47                10,218.03
9/00             10,442.62                10,442.62                10,638.59
3/01             11,067.99                11,067.99                11,317.08
9/01             11,428.66                11,428.66                11,702.72
3/02             11,295.05                11,295.05                11,711.77
9/02             12,271.08                12,271.08                12,811.20
3/03             12,360.50                12,360.50                12,905.60
9/03             12,611.47                12,611.47                13,293.47
3/04             12,820.01                12,820.01                13,691.20

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX       ONE      THREE       SINCE
                       MONTHS    YEAR      YEAR      INCEPTION
                      --------  ------    ------    -----------
GE Tax-Exempt           1.65%    3.72%     5.02%       5.67%
GE Tax-Exempt W/LOAD    0.65%    2.72%     5.02%       5.67%
   MAXIMUM LOAD         1.00%    1.00%     0.00%       0.00%
LBMI                    2.99%    6.09%     6.55%       7.23%


--------------------------------------------------------------------------------


CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


                    GE Tax-Exempt Fund            LBMI
9/26/97                 $10,000.00             $10,000.00
3/98                     10,290.81              10,364.83
9/98                     10,744.11              10,881.06
3/99                     10,838.44              11,014.62
9/99                     10,596.57              10,831.44
3/00                     10,747.08              11,067.60
9/00                     11,175.89              11,523.13
3/01                     11,906.43              12,258.03
9/01                     12,349.61              12,675.73
3/02                     12,273.02              12,685.53
9/02                     13,407.45              13,876.37
3/03                     14,104.42              13,978.63
9/03                     14,463.32              14,398.75
3/04                     14,773.33              14,829.54


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                        SIX       ONE      FIVE        SINCE
                       MONTHS    YEAR      YEAR      INCEPTION
                      -------   ------    ------     ---------
GE Tax-Exempt           2.14%    4.74%     6.39%       6.17%
LBMI                    2.99%    6.09%     6.13%       6.25%


* MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                              GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $47,545 (IN THOUSANDS) AS OF MARCH 31, 2004


[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

General Obligation                   15.9%
Transportation                       14.4%
Hospital                             13.9%
Lease/Other                          11.1%
Electricity                          10.8%
Water & Sewer                        10.4%
Education                            10.3%
Housing                               5.5%
Sales Tax                             4%
Industrial Development               2.3%
Short Term                           1.4%




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.5%+
---------------------------------------------------------------

ALABAMA -- 1.3%

Alabama St. University (Series A)
   (MBIA Insured)
   4.90%    01/01/15 ............   $595,000   $    648,306(o)

ALASKA -- 1.4%

City of Anchorage (Series A)
   (MBIA Insured)
   5.25%    06/01/11 ............    580,000        663,729(o)

ARIZONA -- 2.5%

Maricopa County Stadium District
   (AMBAC Insured)
   5.25%    06/01/12 ............    560,000        639,442(o)
   5.38%    06/01/16 .............   500,000        562,855(o)
                                                  1,202,297

ARKANSAS -- 0.9%

Arkansas Housing Development
   Agency (FHA/VA MTGS Insured)
   8.38%    07/01/11 .............   315,000        420,141(m,o)

CALIFORNIA -- 2.4%

City of San Diego
   8.88%    02/01/11 .............   235,000        289,003(m)
Sacramento Municipal
   Utility District
   6.80%    10/01/19 .............    55,000         68,867(m)
   9.00%    04/01/13 .............   850,000      1,102,849(m)
                                                  1,460,719




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
COLORADO -- 3.2%

City of Colorado Springs
   8.50%    11/15/11 .............$  100,000   $    126,381(m)
Colorado Department of
   Transportation
   5.38%    06/15/14 .............   585,000        667,467
Denver City & County
   7.00%    08/01/10 .............   390,000        456,526(m)
                                                  1,250,374

CONNECTICUT -- 5.6%

Connecticut St. Health &
   Educational Facilities Auth.
   (GO OF AUTH Insured)
   7.00%    07/01/12 .............   585,000        691,581(m,o)
Connecticut St. Health &
   Educational Facilities Auth.
   (MBIA Insured)
   5.50%    07/01/12 .............   250,000        273,580(o)
New Haven (AMBAC Insured)
   5.38%    12/01/12 ............. 1,000,000      1,157,130(o)
University Of Connecticut
   (Series A) (MBIA Insured)
   5.00%    01/15/16 .............   500,000        554,030(o)
                                                  2,676,321

DELAWARE -- 1.8%

Delaware Transportation Auth.
   Revenue (MBIA Insured)
   5.00%    07/01/11 .............   750,000        850,447(o)

DISTRICT OF COLUMBIA -- 2.3%

District of Columbia (Series B)
   (FSA Insured)
   5.50%    06/01/08 ............. 1,000,000      1,127,050(o)

FLORIDA -- 4.7%

City of Gainesville
   8.13%    10/01/14 .............   175,000        212,307(m)
Jacksonville Fl (Series B)
   (MBIA Insured)
   5.00%    10/01/09 .............   500,000        562,905(o)
Jacksonville Health
   Facilities Auth.
   11.50%   10/01/12 .............   200,000        320,122(m)
North Broward
   Hospital District
   5.25%    01/15/12 .............   740,000        809,508
St. of Florida
   10.00%   07/01/14 .............   235,000        345,786(m)
                                                  2,250,628







------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
GEORGIA -- 3.1%

Clarke County Hospital Auth.
   (MBIA Insured)
   9.88%    01/01/06 ............. $  45,000  $      49,686(m,o)
Columbus Medical Center
   Hospital Auth.
   7.75%    07/01/10 .............   275,000        326,290(m)
Metropolitan Atlanta Rapid
   Transit Auth.
   7.00%    07/01/11 .............   435,000        539,169(m)
Private Colleges & Universities
   Auth. (Series A)
   6.00%    06/01/11 .............   500,000        556,965
                                                  1,472,110

HAWAII -- 1.2%

Hawaii St. (FSA Insured)
   5.75%    02/01/14 .............   500,000        591,290(o)

IDAHO -- 1.7%

Idaho Falls
   10.38%   04/01/13 .............   640,000        793,837(n)

ILLINOIS -- 5.3%

Chicago Housing Auth.
   5.00%    07/01/09 .............   765,000        844,835
Chicago Metropolitan Water
   Reclamation District-Greater
   Chicago (Series D)
   5.00%    12/01/10 .............   500,000        564,995
Illinois Educational Facilities Auth.
   5.00%    11/01/08 .............   450,000        480,168
St. of Illinois (FSA Insured)
   5.25%    10/01/11 .............   575,000        658,824(o)
                                                  2,548,822

INDIANA -- 3.4%

Indiana Toll Road Commission
   9.00%    01/01/15 .............   580,000        821,895(m)
Purdue University (Series P)
   5.25%    07/01/11 .............   200,000        228,068
Richland-Bean Blossom School
   Building Corp. (FGIC ST AID
   WITHHLDG Insured)
   5.00%    07/15/11 .............   500,000        562,260(m,o)
                                                  1,612,223

IOWA -- 2.1%

Muscatine IA
   9.70%    01/01/13 .............   755,000      1,000,798(m)



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
MAINE -- 1.2%

University of Maine (FSA Insured)
   5.38%    03/01/12 ............   $500,000  $     575,850(o)

MARYLAND -- 1.2%

County of Prince Georges
   (FSA Insured)
   5.50%    05/15/12 ............    500,000        582,750(o)

MASSACHUSETTS -- 2.0%

Commonwealth of Massachusetts
   (Series A) (FSA-CR Insured)
   5.25%    12/15/12 ............    500,000        574,410(o)
Massachusetts St. Port Auth.
   13.00%   07/01/13 ............    270,000        405,400(m)
                                                    979,810

MICHIGAN -- 4.5%

Michigan St. Hospital
   Finance Auth.
   9.00%    05/01/08 ............    610,000        718,861(m)
University of Michigan
   5.25%    12/01/12 ............    545,000        615,005
Wayne County (Class A)
   5.25%    10/01/12 ............    750,000        841,245
                                                  2,175,111

MINNESOTA -- 0.3%

Western Minnesota Municipal
   Power Agency
   6.63%    01/01/16 ............    100,000        123,751(m)

MISSISSIPPI -- 1.2%

Mississippi St.
   5.50%    09/01/14 ............    500,000        585,930

NEW JERSEY -- 5.5%

Atlantic County Improvement
   Auth. (MBIA Insured)
   7.40%    07/01/16 ............    175,000        227,988(m,o)
Atlantic County Improvement Auth.
   (Series A) (AMBAC Insured)
   7.40%    03/01/12 ............    325,000        399,061(m,o)
New Jersey St. Housing & Mortgage
   Finance Agency (Series F)
   (FSA Insured)
   5.40%    11/01/16 ............    515,000        557,858(o)
New Jersey St. Transit Corporation
   (AMBAC Insured)
   5.50%    09/15/11 ............    500,000        579,685(o)






-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
New Jersey St. Turnpike Auth.
   (AMBAC-TCRS-BNY Insured)
   6.50%    01/01/16 ............ $   55,000  $      67,944(o)
   6.50%    01/01/16 ............    195,000        241,597(m,o)
New Jersey Transportation Trust
   Fund Auth. (Series C)
   (FSA Insured)
   5.75%    12/15/12 ............    500,000        592,760(o)
                                                  2,666,893

NEW YORK -- 6.0%

Erie County Water Auth. (Series A)
   (AMBAC Insured)
   6.00%    12/01/08 ............    400,000        450,040(m,o)
New York St. Dormitory Auth.
   5.20%    02/15/16 ............    200,000        211,650
   7.38%    07/01/16 ............    710,000        901,785(m)
   7.50%    05/15/11 ............    110,000        132,914
New York St. Dormitory Auth.
   (Series B)
   5.38%    07/01/18 ............    500,000        559,235
   7.50%    05/15/11 ............     55,000         68,921
New York St. Thruway Auth.
   (Series A)
   5.25%    03/15/10 ............    500,000        568,260
                                                  2,892,805

NORTH CAROLINA -- 2.3%

North Carolina Municipal Power
   Agency No 1 Catawba
   10.50%   01/01/10 ............    430,000        546,586(m)
University of North Carolina
   5.00%    12/01/15 ............    500,000        555,185
                                                  1,101,771

OHIO -- 3.7%

County of Hamilton
   7.00%    01/01/12 ............    750,000        764,250
Ohio St. Water Development Auth.
   (AMBAC Insured)
   7.00%    12/01/09 ............    385,000        448,787(m,o)
Steubenville
   5.75%    10/01/11 ............    500,000        560,795
                                                  1,773,832

PENNSYLVANIA -- 7.3%

Allegheny County Hospital
   Development Auth.
   7.38%    07/01/12 ............    495,000        595,535(m)
City of Philadelphia
   (MBIA Insured)
   6.25%    08/01/12 ............    250,000        304,090(o)
City of Philadelphia (Series B)
   (MBIA Insured)
   7.00%    05/15/20 ............    415,000        526,606(m,o)






---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Commonwealth of Pennsylvania
   5.25%    02/01/10 ............ $  545,000  $     619,709
Delaware River Port Auth. Pa & N J
   (GO OF AUTH Insured)
   6.50%    01/15/11 ............    235,000        272,896(m,o)
Philadelphia Hospitals & Higher
   Education Facilities Auth.
   6.00%    06/01/23 ............    165,000        173,184(m)
Pittsburgh Urban Redevelopment
   Auth. (FGIC Insured)
   7.25%    09/01/14 ............    830,000      1,039,052(m,o)
                                                  3,531,072

PUERTO RICO -- 1.3%

Puerto Rico Aqueduct & Sewer Auth.
   10.25%   07/01/09 ............    490,000        608,168(m)

RHODE ISLAND -- 2.3%

Rhode Island Economic Development
   Corp. (FSA Insured)
   5.00%    06/15/15 ............    500,000        553,380(o)
Rhode Island Refunding Bond Auth.
   (Series A) (AMBAC Insured)
   5.00%    10/01/08 ............    500,000        557,515(o)
                                                  1,110,895

SOUTH CAROLINA -- 3.4%

Berkeley County School District
   5.25%    12/01/16 ............    500,000        537,010
Grand Strand Water & Sewer Auth.
   (FSA Insured)
   5.38%    06/01/13 ............    500,000        569,650(o)
Richland Country (Series A)
   4.25%    10/01/07 ............    500,000        530,700
                                                  1,637,360

TEXAS -- 5.5%

City of Houston (MBIA Insured)
   9.38%    10/01/13 ............    665,000        928,486(m,o)
City of Houston (Series B)
   (AMBAC Insured)
   5.75%    12/01/14 ............    500,000        585,405(o)
City of San Antonio
   5.25%    02/01/11 ............  1,000,000      1,136,450
                                                  2,650,341

UTAH -- 1.2%

Alpine School District
   (SCH BD GTD Insured)
   5.25%    03/15/17 ............    500,000        552,800(o)









-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
VIRGINIA -- 1.8%

Virginia Housing Development
   Auth. (Series D)
   4.45%    07/01/11 ............   $320,000   $    347,866
York County Industrial
   Development Auth.
   5.50%    07/01/09 ............    500,000        537,970
                                                    885,836

WASHINGTON -- 0.1%

Snohomish County Public
   Utility District No. 1
   6.38%    01/01/05 ............     20,000         20,792(m)

WISCONSIN -- 3.8%

Milwaukee (Series W)
   (FSA Insured)
   5.25%    03/15/14 ............    575,000        648,980(o)
St. of Wisconsin (Series A)
   6.60%    07/01/11 ............    525,000        633,560(m)
Wisconsin St. Health & Educational
   Facilities Auth. (Class A)
   5.50%    08/15/14 ............    500,000        558,075
                                                  1,840,615

TOTAL INVESTMENTS IN SECURITIES
   (COST $43,899,172) ...........                46,865,474


                                      NUMBER
                                   OF SHARES          VALUE
---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
---------------------------------------------------------------
GEI Short-Term
   Investment Fund
   (COST $679,309) ..............    679,309        679,309(l)

OTHER ASSETS AND LIABILITIES,
   NET 1.1% .....................                   519,859
                                                ------------

NET ASSETS-- 100% ...............               $48,064,642
                                                ============




-----------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            GE FIXED INCOME FUND
--------------------------------------------------------------------------------

Q&A


ROBERT MACDOUGALL HAS BEEN THE PORTFOLIO MANAGER OF THE GE FIXED INCOME FUND SINCE ITS INCEPTION IN 1993. HE LEADS A TEAM THAT MANAGES THE OVERALL FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT, WHICH INCLUDES BILL HEALEY, MARK DELANEY AND PAUL COLONNA. SEE PAGE 30 FOR BIOGRAPHICAL INFORMATION.

BILL HEALEY HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE 1996. SEE PAGE 43 FOR BIOGRAPHICAL INFORMATION.

MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT INVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MARK ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.

PAUL COLONNA HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE 2000. SEE PAGE 47 FOR BIOGRAPHICAL INFORMATION.


Q. HOW DID THE GE FIXED INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The GE Fixed Income Fund advanced 2.80% for Class A shares, 2.41% for Class B shares, 2.41% for Class C shares and 2.93% for Class Y shares for the six-month period ended March 31, 2004. The Lehman Brothers Aggregate Bond benchmark advanced 2.98% over the same period, while the Fund's Lipper peer group of 458 Intermediate Investment Grade Debt funds returned 2.79%.

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. After rising in the last quarter of 2003 due to strong economic growth, interest rates fell back in the first quarter of 2004 to end the six-month period down slightly. The Treasury 2- and 10-year note yields finished at 1.57% and 3.83%, down 9 and 10 basis points respectively. The decline in yields, in the first quarter, resulted primarily from disappointing job growth in January and February. Treasury prices also benefited from 1) foreign central bank buying to stem the weakening US dollar and 2) a reflux of terrorist attacks. Timing expectations for Federal Reserve Bank tightening were pushed out when the Federal Reserve Bank changed their language at their January meeting from holding policy steady "for a considerable period" to being "patient" on raising rates. Non-treasury sectors continued to perform well as yield spreads narrowed throughout the period. The corporate sector produced 102 basis points of excess return over duration-matched treasuries.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004. The overweight position in commercial mortgage backed securities benefited performance. Portfolio mortgage backed securities performance hurt relative return slightly.



PICTURED BY ROW FROM LEFT TO RIGHT: ROBERT MACDOUGALL, BILL HEALEY, MARK DELANEY AND PAUL COLONNA.

[PHOTO OF ROBERT MACDOUGALL, BILL HEALEY, MARK DELANEY AND PAUL COLONNA OMITTED]

--------------------------------------------------------------------------------
                                                            GE FIXED INCOME FUND
--------------------------------------------------------------------------------


-------------------------------------------
QUALITY RATINGS
AS OF MARCH 31, 2004
as a % of Market Value
-------------------------------------------
Moody's/S&P/                 Percentage of
Fitch Rating *               Market Value
-------------------------------------------
Aaa or better                   75.51%
Aa to A                         12.22%
Below A                         12.23%
NR/Other                         0.04%
-------------------------------------------
                               100.00%
-------------------------------------------



--------------------------------------------------------------------------------
 INVESTMENT PROFILE
 A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing primarily in a variety of investment grade debt securities.
--------------------------------------------------------------------------------



LIPPER PERFORMANCE COMPARISON
Intermediate Investment Grade Debt Peer Group
Based on average annual total returns for the periods ended 3/31/04

                  SIX     ONE    FIVE    TEN
                MONTHS   YEAR    YEAR   YEAR
                ------   ----    ----   ----
Number of
Funds in
peer group:       458     436    242     111
----------------------------------------------
Peer group
average annual
total return:    2.79%   5.43%  6.45%   6.72%
----------------------------------------------
Lipper categories
in peer group:
Intermediate U.S. Government


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES+

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

       GE Fixed Income Fund     GE Fixed Income Fund w/load      LB Aggregate
3/94        $10,000.00                 $ 9,575.00                $10,000.00
9/94          9,962.60                   9,539.19                  9,957.20
9/95         11,238.98                  10,761.32                 11,357.31
9/96         11,699.42                  11,202.20                 11,913.76
9/97         12,804.58                  12,260.39                 13,071.15
9/98         14,092.38                  13,493.46                 14,575.64
9/99         13,923.30                  13,331.56                 14,522.30
9/00         14,749.79                  14,122.92                 15,537.48
9/01         16,536.77                  15,833.96                 17,550.04
9/02         17,797.25                  17,040.87                 19,058.71
9/03         18,611.92                  17,820.91                 20,089.74
3/04         19,132.63                  18,319.50                 20,689.03

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                            SIX            ONE     FIVE         TEN
                           MONTHS         YEAR     YEAR        YEAR
                          ---------      ------- --------   ----------
GE Fixed Income             2.80%         4.79%    6.39%       6.70%
GE Fixed Income W/LOAD     -1.59%         0.30%    5.47%       6.24%
   MAXIMUM LOAD OF 4.25%
LB Aggregate                2.98%         5.41%    7.29%       7.54%

--------------------------------------------------------------------------------

CLASS B SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


       GE Fixed Income Fund      GE Fixed Income Fund w/load       LB Aggregate
3/94        $10,000.00                   $10,000.00                $10,000.00
9/94          9,925.18                     9,925.18                  9,957.20
9/95         11,114.23                    11,114.23                 11,357.31
9/96         11,493.14                    11,493.14                 11,913.76
9/97         12,486.63                    12,486.63                 13,071.15
9/98         13,640.28                    13,640.28                 14,575.64
9/99         13,388.22                    13,388.22                 14,522.30
9/00         14,165.41                    14,165.41                 15,537.48
9/01         15,881.60                    15,881.60                 17,550.04
9/02         17,092.13                    17,092.13                 19,058.71
9/03         17,874.52                    17,874.52                 20,089.74
3/04         18,374.61                    18,374.61                 20,689.03


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                            SIX        ONE     FIVE        TEN
                           MONTHS     YEAR     YEAR       YEAR
                          ---------  ------- --------  ----------
GE Fixed Income             2.41%     4.01%    5.58%      6.25%
GE Fixed Income W/LOAD     -0.58%     1.01%    5.58%      6.25%
   MAXIMUM LOAD             3.00%     3.00%    0.00%      0.00%
LB Aggregate                2.98%     5.41%    7.29%      7.54%

--------------------------------------------------------------------------------

CLASS C SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

           GE Fixed Income Fund    GE Fixed Income Fund w/load    LB Aggregate
9/30/99         $10,000.00                 $10,000.00              $10,000.00
3/00             10,126.79                  10,126.79               10,208.16
9/00             10,514.93                  10,514.93               10,699.05
3/01             11,214.34                  11,214.34               11,487.32
9/01             11,700.73                  11,700.73               12,084.89
3/02             11,610.47                  11,610.47               12,101.67
9/02             12,498.80                  12,498.80               13,123.76
3/03             12,783.53                  12,783.53               13,515.85
9/03             12,971.71                  12,971.71               13,833.73
3/04             13,284.87                  13,284.87               14,246.39

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                            SIX          ONE     THREE       SINCE
                           MONTHS       YEAR     YEAR      INCEPTION
                          ---------    ------- --------   ----------
GE Fixed Income             2.41%       3.92%    5.81%       6.51%
GE Fixed Income W/LOAD      1.42%       2.92%    5.81%       6.51%
   MAXIMUM LOAD             1.00%       1.00%    0.00%       0.00%
LB Aggregate                2.98%       5.41%    7.44%       8.18%

--------------------------------------------------------------------------------

CLASS Y SHARES

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

             GE Fixed Income Fund    LB Aggregate
3/94              $10,000.00           $10,000.00
9/94                9,974.97             9,957.20
9/95               11,281.28            11,357.31
9/96               11,768.86            11,913.76
9/97               12,914.69            13,071.15
9/98               14,249.23            14,575.64
9/99               14,124.62            14,522.30
9/00               14,987.77            15,537.48
9/01               16,859.97            17,550.04
9/02               18,176.48            19,058.71
9/03               19,056.08            20,089.74
3/04               19,613.79            20,689.03

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                            SIX        ONE     FIVE       TEN
                           MONTHS     YEAR     YEAR      YEAR
                          --------   ------   ------    ------
GE Fixed Income             2.93%     5.05%    6.64%     6.97%
LB Aggregate                2.98%     5.41%    7.29%     7.54%

* MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                            GE FIXED INCOME FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              GE FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $331,155 (IN THOUSANDS) AS OF MARCH 31, 2004


[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Mortgage Backed            37%
Asset Backed & Others      24.6%
Corporate Notes            22.1%
Federal Agencies            8.8%
U.S. Treasuries             7.5%




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
BONDS AND NOTES -- 111.93%+
---------------------------------------------------------------

U.S. TREASURIES -- 9.3%

U.S. Treasury Bonds
   5.38%    02/15/31 ..........  $   140,000   $    152,557
   5.50%    08/15/28 ..........    5,405,000      5,893,612(h)
   7.13%    02/15/23 ..........    1,015,000      1,319,642(h)
   7.25%    05/15/16 ..........    2,875,000      3,712,488(h)
   8.13%    08/15/19 - 08/15/21    4,585,000      6,466,729(h)
                                                 17,545,028
U.S. Treasury Notes
   2.00%    01/15/14 ..........    1,673,591      1,760,524
   2.25%    02/15/07 ..........    4,910,000      4,952,570(j)
   4.25%    11/15/13 ..........      600,000        620,658
                                                  7,333,752

TOTAL U.S. TREASURIES
   (COST $24,159,805) .........                  24,878,780


FEDERAL AGENCIES -- 11.0%

Federal Home Loan Bank System
   2.00%    02/13/06 ..........    3,475,000      3,494,008(h,j)
   5.63%    11/15/11 ..........    2,065,000      2,285,129
                                                  5,779,137
Federal Home Loan Mortgage Corp.
   3.85%    02/25/09 ..........      615,000        621,080
   4.63%    07/18/07 ..........      745,000        775,981(h)
   4.75%    12/08/10 ..........    1,515,000      1,554,148(h)
   5.00%    07/30/09 ..........    1,405,000      1,421,523(h)
                                                  4,372,732
Federal National Mortgage Assoc.
   2.38%    02/15/07 ..........      940,000        944,343
   2.88%    05/19/08 ..........    2,190,000      2,175,940(j)
   3.25%    02/15/09 ..........    3,475,000      3,497,796(j)
   3.75%    09/15/08 ..........    2,895,000      2,937,122(h)
   4.38%    07/17/13 ..........    1,525,000      1,501,256(h)
   4.63%    10/15/13 ..........    1,455,000      1,496,409(j)






---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
   5.50%    07/18/12              $2,825,000  $   2,928,282(h)
   6.00%    01/18/12                 480,000        497,174
   6.25%    03/22/12 ..........    1,085,000      1,134,053(j)
   6.63%    11/15/30 ..........    1,695,000      2,013,762
                                                 19,126,137

TOTAL FEDERAL AGENCIES
   (COST $29,009,334) .........                  29,278,006


AGENCY MORTGAGE BACKED -- 28.6%

Federal Home Loan Mortgage Corp.
   5.00%    04/01/13 ..........      638,556        668,888
   6.00%    08/01/17 - 03/01/34    1,725,457      1,796,675
   6.50%    01/01/27 - 10/01/33      529,116        555,870
   7.00%    10/01/16 - 09/01/32      205,650        218,207
   7.50%    01/01/08 - 09/01/33      481,177        514,675
   8.00%    11/01/30 ..........       98,269        106,749
   8.50%    04/01/30 - 05/01/30      139,997        151,095
   9.00%    12/01/16 ..........       43,734         48,695
   9.50%    04/01/21 ..........        4,390          4,920(h)
                                                  4,065,774
Federal National Mortgage Assoc.
   5.50%    03/01/14 - 08/01/33    2,156,472      2,235,811
   6.00%    09/01/14 - 04/01/34    6,299,995      6,565,510
   6.50%    06/01/17 - 03/01/34    3,391,086      3,575,679
   7.00%    08/01/13 - 02/01/34    3,148,875      3,348,923
   7.50%    12/01/09 - 12/01/33    1,665,489      1,785,153
   8.00%    12/01/12 - 11/01/33    1,088,294      1,174,870
   8.50%    05/01/31 - 04/01/32      411,470        443,941
   9.00%    06/01/09 - 12/01/22      563,600        618,901
   5.00%    TBA ...............   41,815,000     42,587,147(c)
   5.50%    TBA ...............    2,945,000      3,029,589(c)
                                                 65,365,524
Government National Mortgage Assoc.
   6.00%    04/15/33 - 07/15/33      471,666        493,080
   6.50%    02/15/24 - 05/15/33      957,084      1,012,342
   7.00%    03/15/12 - 02/15/28      450,325        482,649
   7.50%    01/15/23 - 10/15/33      379,368        411,533
   8.00%    12/15/29 - 02/15/30       14,315         15,553
   9.00%    11/15/16 - 12/15/21      288,041        320,751
   5.00%    TBA ...............    3,800,000      3,826,125(c)
                                                  6,562,033

TOTAL AGENCY MORTGAGE BACKED
   (COST $75,310,860) .........                  75,993,331


AGENCY COLLATERALIZED MORTGAGE OBLIGATION -- 5.9%

Collateralized Mortgage Obligation
   Trust (Class B)
   0.05%    11/01/18 ..........       19,669         19,639(d,f)
Credit Suisse First Boston
   6.29%    01/15/37 ..........    1,787,000         44,707(b,d)
Federal Home Loan Mortgage Corp.
   4.00%    10/15/27 ..........      975,476        984,012
   4.50%    03/15/18 ..........      770,868        107,800(g)
   5.00%    12/15/13 - 02/15/34    4,401,906        851,169(g)
   5.50%    04/15/17 - 06/15/33    1,856,971        347,168(g)








-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Government National
   Mortgage Assoc.
   5.00%    02/16/34 ..........  $   335,000  $     322,438
Vendee Mortgage Trust
   3.55%    05/15/33 ..........    3,343,176        125,369(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATION
   (COST $16,416,691) .........                  15,705,158


ASSET BACKED -- 17.0%

American Express Credit Account
   Master Trust (Class A)
   1.13%    02/15/08 ..........      760,000        760,395(i,p)
   1.21%    12/15/08 ..........      500,000        501,063(i)
   1.23%    04/15/08 - 09/15/08    1,217,000      1,219,717(i,p)
   1.69%    01/15/09 ..........      247,000        245,310
Bank One Issuance Trust
   3.59%    05/17/10 ..........      115,000        118,723
   3.76%    08/15/08 ..........      366,000        375,721
Bank One Issuance Trust (Class A)
   1.20%    12/15/10 ..........    1,000,000      1,002,001(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   1.46%    01/25/34 ..........      759,667        762,151(i)
BMW Vehicle Owner Trust (Class B)
   2.93%    03/25/09 ..........      251,000        254,592
Capital Auto Receivables Asset Trust
   1.18%    04/17/06 ..........      525,000        525,436(i)
Capital One Master Trust (Class C)
   6.70%    06/15/11 ..........      378,000        420,676(b)
Capital One Prime Auto
   Receivables Trust
   1.17%    09/17/07 ..........      440,000        440,451(i)
Carco Auto Loan Master Trust
   1.16%    11/15/06 ..........      400,000        400,202(i)
CDC Mortgage Capital Trust
   1.42%    08/25/33 ..........      706,994        708,267(i,p)
CDC Mortgage Capital Trust
   (Class A)
   1.58%    03/25/33 ..........      244,203        245,746(i,p)
Chase Credit Card Master Trust
   (Class A)
   1.20%    07/15/10 ..........    1,780,000      1,783,493(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   1.34%    03/25/32 ..........      298,741        299,455(i)
   2.34%    04/25/24 ..........      300,000        299,548
   2.73%    05/25/36 ..........    1,000,000      1,005,620
   2.98%    04/25/26 ..........      345,000        346,915
   3.34%    05/25/26 ..........      682,000        693,226
   4.73%    05/25/33 ..........       86,000         86,559
   5.43%    12/25/32 ..........      177,000        181,321
   5.75%    05/25/32 ..........       45,000         45,509
Chase Manhattan Auto Owner Trust
   2.57%    02/16/10 ..........    1,500,000      1,512,401
   2.83%    09/15/10 ..........      125,000        126,109






---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
   6.06%    12/15/30 ..........   $2,987,092   $    350,050(g,i)
   6.25%    01/15/23 ..........       41,109         41,789
   6.41%    05/25/43 ..........    2,052,430        234,426(g,i)
   7.01%    05/25/43 ..........    1,113,853        142,364(g,i)
   7.03%    10/15/33 ..........      340,000        280,378(i)
   7.50%    01/15/16 - 07/15/27      161,565        164,742(g)
   7.75%    03/15/22 ..........      185,678        193,490
   8.00%    04/15/20 ..........        7,121          7,380
   8.67%    12/15/33 ..........      205,000        185,088(i)
   12.84%   06/15/33 ..........      901,494        971,937(i)
   15.80%   09/25/43 ..........    6,508,768        101,699(d,g,i)
                                                  4,963,492
Federal Home Loan Mortgage
   Corp. STRIPS
   4.55%    08/01/27 ..........       10,672          9,602(d,f)
   8.00%    02/01/23 - 07/01/24       44,385          7,681(g)
                                                     17,283
Federal National Mortgage Assoc.
   2.24%    06/25/43 ..........    6,537,408        408,588(g,i)
   4.00%    08/25/17 - 02/25/28    1,665,778      1,677,601
   4.75%    11/25/14 ..........      250,000         25,733(g)
   5.00%    08/25/17 ..........      328,938         42,967(g)
   5.50%    01/25/27 ..........      759,202        108,898(g)
   5.91%    10/25/29 ..........    1,063,187        163,465(g,i)
   6.01%    12/25/30 ..........    1,415,495        151,723(g,i)
   6.51%    09/25/42 ..........    9,374,905      1,106,838(g,i)
   6.56%    04/25/17 - 10/25/17    2,418,304        327,469(g,i)
   6.61%    08/25/16 ..........      861,684         91,821(g,i)
   7.01%    06/25/42 ..........    1,442,909        181,716(g,i)
   7.50%    11/25/31 - 07/25/41      557,419        612,813
   8.00%    07/25/14 ..........      569,104        611,608
   12.02%   09/25/31 ..........      676,977        735,430(i)
   12.85%   05/25/17 - 12/25/17      942,366      1,035,254(i)
   13.80%   12/25/42 ..........    1,775,449         65,747(d,g,i)
   16.58%   03/25/17 ..........       77,615         89,934(i)
   18.23%   04/25/32 ..........      242,176        276,365(i)
                                                  7,713,970
Federal National Mortgage
   Assoc. (Class S)
   6.01%    02/25/31 ..........    1,093,235        128,284(g,i)
Federal National Mortgage
   Assoc. REMIC
   2.00%    06/25/43 ..........    9,204,802        552,288(g,i)
   4.50%    11/25/13 ..........    1,175,000         85,555(g)
   7.50%    02/25/41 ..........      350,121        384,915
   14.21%   03/25/31 ..........    1,116,133      1,235,769(i)
   80.91%   03/25/22 ..........           51            741(g)
                                                  2,259,268
Federal National Mortgage Assoc.
   REMIC (Class B)
   5.42%    12/25/22 ..........       14,356         11,992(d,f)
   8.00%    05/25/22 ..........           75          1,875(g)
                                                     13,867
Federal National Mortgage
   Assoc. STRIPS
   7.50%    11/01/23 - 01/01/24      395,151         69,395(g)
   8.00%    08/01/23 - 07/01/24       94,562         16,520(g)
   8.50%    03/01/17 - 07/25/22       46,238          7,905(g)
   9.00%    05/25/22 ..........       14,673          3,021(g)
                                                     96,841






-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Citibank Credit Card Issuance Trust
   1.15%    12/17/07 ..........   $  800,000   $    800,411(i)
   1.25%    02/07/08 ..........    1,200,000      1,202,256(i)
   1.42%    03/07/08 ..........      613,000        614,670(i)
   2.50%    04/07/08 ..........      931,000        941,617
   2.55%    01/20/09 ..........      488,000        491,338
   2.70%    01/15/08 ..........      477,000        484,515
   4.10%    12/07/06 ..........      375,000        382,227
   4.45%    04/07/10 ..........      316,000        328,874
   5.65%    06/16/08 ..........    1,030,000      1,109,626
   6.65%    05/15/08 ..........       80,000         86,943
Citibank Credit Card Master Trust I
   (Class A)
   5.88%    03/10/11 ..........      210,000        234,903
Countrywide Asset-Backed
   Certificates
   1.19%    11/25/23 ..........    1,500,000      1,500,000(i)
   1.34%    07/25/31 ..........       55,699         55,739(i,p)
   1.39%    06/25/33 ..........      333,517        334,427(i,p)
   1.52%    05/25/33 ..........      100,460        100,725(i,p)
Countrywide Asset-Backed
   Certificates (Class A)
   1.37%    08/25/32 ..........      249,689        249,984(i)
Daimler Chrysler Auto Trust
   2.86%    03/09/09 ..........      700,000        710,010
Daimler Chrysler Auto Trust
   (Class B)
   2.85%    08/08/10 ..........       97,000         96,599
Discover Card Master Trust I
   (Class A)
   1.27% 09/18/07 - 11/15/07 ..    2,500,000      2,504,797(i,p)
Federal National Mortgage Assoc.
   3.95%    12/26/31 ..........      400,000        410,566
Fleet Credit Card Master Trust II
   (Class A)
   2.40%    07/15/08 ..........      242,000        244,582
   5.60%    12/15/08 ..........      500,000        537,390
Fleet Home Equity Loan Trust
   (Class A)
   1.34%    01/20/33 ..........      912,968        913,718(i)
Ford Credit Auto Owner Trust
   (Class B)
   4.79%    11/15/06 ..........      307,000        317,864
GMAC Mortgage Corp. Loan Trust
   1.17%    06/25/34 ..........      500,000        500,156(i,p)
Green Tree Financial Corp.
   6.90%    04/15/18 ..........       11,295         11,422
Household Automotive Trust
   1.39%    07/17/09 ..........      500,000        501,835(i)
   1.43%    05/18/09 ..........    4,000,000      4,012,981(i)
M&I Auto Loan Trust
   2.97%    04/20/09 ..........      229,000        232,425
MBNA Credit Card Master
   Note Trust (Class C)
   4.05%    01/15/08 ..........      165,000        169,534
Merrill Lynch Home Equity Loan
   1.27%    09/25/27 ..........       64,850         64,850(i)
Mid-State Trust
   7.54%    07/01/35 ..........       31,890         33,392




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
National City Credit Card
   Master Trust (Class A)
   1.24%    08/15/07 ..........   $1,000,000   $  1,001,936(i,p)
Nissan Auto Receivables
   Owner Trust
   2.05%    03/16/09 ..........      250,000        248,407
   3.21%    03/16/09 ..........      572,000        583,910
Peco Energy Transition Trust
   6.52%    12/31/10 ..........      250,000        288,342
Residential Asset Mortgage
   Products Inc.
   1.33%    03/25/34 ..........      300,000        299,824(i)
   1.37%    06/25/32 ..........      649,268        649,962(i)
Residential Asset Securities Corp.
   1.34%    07/25/32 ..........      195,895        195,979(i)
   1.38%    06/25/33 ..........      854,608        856,517(i)
   1.46%    01/25/33 ..........      818,276        820,678(i)
   3.02%    05/25/29 ..........      194,000        195,637(i)
   3.32%    03/25/29 ..........      169,000        171,292(i)
   4.71%    03/25/34 ..........      250,000        250,039(i)
Saxon Asset Securities Trust
   1.49%    12/25/32 ..........      559,310        560,797(i)
Sears Credit Account
   Master Trust (Class A)
   1.22%    08/18/09 ..........    3,000,000      3,004,563(i)
   1.47%    11/17/09 ..........      500,000        500,570(i,p)
SLM Student Loan Trust
   2.99%    12/15/22 ..........    1,045,000      1,062,634(b)
West Penn Funding LLC
   Transition Bonds
   6.81%    09/25/08 ..........      100,931        107,489

TOTAL ASSET BACKED
   (COST $45,154,304) .........                  45,339,559


CORPORATE NOTES -- 27.5%

Alabama Power Co.
   5.70%    02/15/33 ..........      325,000        328,275
Albertson's Inc.
   7.45%    08/01/29 ..........      230,000        261,686
Allstate Financial Global Funding
   5.25%    02/01/07 ..........      360,000        387,176(b)
Altria Group Inc.
   7.00%    11/04/13 ..........      160,000        176,332
Amerada Hess Corp.
   7.30%    08/15/31 ..........      210,000        224,303
American Electric Power
   Co. Inc. (Series D)
   5.25%    06/01/15 ..........      350,000        354,744
American Express Credit Corp.
   1.18%    12/15/06 ..........      450,000        449,782(i)
American Honda Finance Corp.
   1.29%    08/15/06 ..........      315,000        315,443(b,i)
American Standard Inc.
   7.38%    04/15/05 ..........      315,000        330,750
   7.63%    02/15/10 ..........      235,000        272,013
Anadarko Petroleum Corp.
   5.00%    10/01/12 ..........      180,000        187,091






---------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Appalachian Power Co. (Series E)
   4.80%    06/15/05 ..........     $220,000   $    227,670
Appalachian Power Co. (Series G)
   3.60%    05/15/08 ..........      165,000        166,496
Arizona Public Service Co.
   5.63%    05/15/33 ..........      150,000        144,718
AT&T Corp.
   8.05%    11/15/11 ..........      600,000        700,731(k)
AT&T Wireless Services Inc.
   7.35%    03/01/06 ..........      185,000        202,672
Banco Bradesco S.A.
   8.75%    10/24/13 ..........      240,000        252,000(b)
Bank of America Corp.
   1.27%    02/17/09 ..........      500,000        500,730(i)
   3.88%    01/15/08 ..........      115,000        119,189
   7.40%    01/15/11 ..........      245,000        293,455
Bank One Corp.
   6.50%    02/01/06 ..........       15,000         16,251
BB&T Corp.
   4.75%    10/01/12 ..........      110,000        113,268
   6.38%    06/30/25 ..........      290,000        307,359(i)
Belo Corp.
   8.00%    11/01/08 ..........      245,000        291,844
British Sky Broadcasting PLC.
   6.88%    02/23/09 ..........      315,000        359,254
British Telecommunications PLC.
   8.38%    12/15/10 ..........      180,000        221,891(k)
Burlington Northern
   Santa Fe Corp.
   8.13%    04/15/20 ..........      360,000        462,612
Campbell Soup Co.
   5.50%    03/15/07 ..........      225,000        243,892
Carolina Power & Light Co.
   6.13%    09/15/33 ..........      250,000        264,019
Cendant Corp.
   6.25%    01/15/08 ..........      335,000        367,865
Citizens Communications Co.
   9.25%    05/15/11 ..........      230,000        253,348
City National Corp.
   5.13%    02/15/13 ..........      195,000        200,823
Comcast Cable Communications
   6.38%    01/30/06 ..........      175,000        187,935
Comcast Corp.
   5.85%    01/15/10 ..........      380,000        413,338
ConAgra Foods Inc.
   6.00%    09/15/06 ..........      350,000        379,637
ConocoPhillips Holding Co.
   6.95%    04/15/29 ..........      150,000        174,871
Consolidated Natural Gas Co.
   5.38%    11/01/06 ..........      420,000        450,602
Consolidated Rail Corp.
   9.75%    06/15/20 ..........      270,000        383,608
Countrywide Home Loans Inc.
   1.60%    06/02/06 ..........      700,000        704,939(i)
   5.63%    05/15/07 ..........      190,000        206,688
COX Enterprises Inc.
   8.00%    02/15/07 ..........      380,000        434,726(b)
CSX Corp.
   7.25%    05/01/04 ..........      100,000        100,406




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
   6.50%    11/15/13 ..........   $  745,000   $    805,893
   7.25%    01/18/06 ..........      320,000        347,363
Delhaize America Inc.
   7.38%    04/15/06 ..........      285,000        307,444
Deutsche Telekom International
   Finance BV
   5.25%    07/22/13 ..........      330,000        343,318
Devon Financing Corp. ULC.
   7.88%    09/30/31 ..........      360,000        437,547
Dominion Resources Inc. (Series B)
   4.13%    02/15/08 ..........      535,000        553,209
Duke Capital LLC
   4.37%    03/01/09 ..........      140,000        141,587
   6.25%    02/15/13 ..........      235,000        251,678
Duke Energy Corp.
   4.50%    04/01/10 ..........      180,000        186,418
   5.38%    01/01/09 ..........      470,000        500,565
El Paso Electric Co. (Series D)
   8.90%    02/01/06 ..........      350,000        390,951
EOP Operating LP
   7.25%    02/15/18 ..........      495,000        582,572
   7.75%    11/15/07 ..........      455,000        527,193
Equitable Resources Inc.
   5.15%    11/15/12 ..........      230,000        244,914
European Investment Bank
   4.63%    03/01/07 ..........       65,000         69,489
FedEx Corp.
   2.65%    04/01/07 ..........      300,000        299,930(b)
FirstEnergy Corp. (Series A)
   5.50%    11/15/06 ..........      475,000        505,061
FirstEnergy Corp. (Series C)
   7.38%    11/15/31 ..........      235,000        261,952
Ford Motor Co.
   7.45%    07/16/31 ..........      495,000        495,008
Ford Motor Credit Co.
   5.63%    10/01/08 ..........      865,000        893,118
   7.38%    10/28/09 ..........      420,000        460,446
General Mills Inc.
   3.88%    11/30/07 ..........      295,000        305,076
   5.13%    02/15/07 ..........      380,000        405,476
General Motors Acceptance Corp.
   2.00%    05/18/06 ..........      500,000        497,850(i)
   5.85%    01/14/09 ..........      505,000        534,848
   6.13%    09/15/06 ..........      585,000        626,526
   6.75%    01/15/06 ..........      290,000        310,100
   6.88%    09/15/11 - 08/28/12    1,210,000      1,310,344
General Motors Corp.
   7.20%    01/15/11 ..........      225,000        245,756
Georgia Power Co.
   4.88%    07/15/07 ..........      295,000        314,573
Glencore Funding LLC
   6.00%    04/15/14 ..........      220,000        218,427(b)
Goldman Sachs Group Inc.
   1.28%    01/09/07 ..........      820,000        820,350(i)
   1.29%    08/18/06 ..........      325,000        325,682(i)
   5.25%    10/15/13 ..........       70,000         72,503
   6.60%    01/15/12 ..........      365,000        417,219






--------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Goodrich Corp.
   7.10%    11/15/27 ..........   $  255,000  $     279,996
Grupo Televisa S.A.
   8.00%    09/13/11 ..........      210,000        245,700
   8.50%    03/11/32 ..........       60,000         67,050
Halliburton Co.
   8.75%    02/15/21 ..........      325,000        409,787
HBOS PLC.
   3.13%    01/12/07 ..........      470,000        479,777(b)
HCA Inc.
   5.25%    11/06/08 ..........      355,000        366,948
   7.13%    06/01/06 ..........      240,000        259,523
Historic TW Inc.
   7.75%    06/15/05 ..........      290,000        310,512
Household Finance Corp.
   3.38%    02/21/06 ..........      135,000        138,474
   6.38%    11/27/12 ..........      215,000        242,987
   6.50%    01/24/06 ..........      720,000        778,758
HSBC Capital Funding LP
   4.61%    12/29/49 ..........      595,000        576,689(b,i)
   9.55%    12/31/49 ..........      355,000        460,849(b,i)
Hudson United Bank
   7.00%    05/15/12 ..........      450,000        517,263
Humana Inc.
   6.30%    08/01/18 ..........      360,000        394,334
Huntington National Bank
   2.75%    10/16/06 ..........      300,000        303,031
Hydro Quebec
   8.25%    04/15/26 ..........      210,000        290,714
Intelsat Ltd.
   6.50%    11/01/13 ..........      275,000        296,990
International Business
   Machines Corp.
   1.24%    09/10/04 ..........    1,000,000      1,000,683(i)
International Lease
   Finance Corp.
   2.42%    07/15/05 ..........    1,000,000      1,015,208(i,p)
International Paper Co.
   5.85%    10/30/12 ..........      295,000        316,809(k)
   6.75%    09/01/11 ..........      150,000        171,364
iStar Financial Inc.
   2.36%    03/12/07 ..........      375,000        375,000(b,i)
   4.88%    01/15/09 ..........      390,000        393,900(b)
John Deere Capital Corp.
   4.13%    07/15/05 ..........      605,000        624,716
John Hancock Funds
   6.50%    03/01/11 ..........      245,000        279,046(b)
John Hancock Global Funding II
   5.63%    06/27/06 ..........      355,000        382,664(b)
Kellogg Co. (Series B)
   7.45%    04/01/31 ..........      250,000        307,980
Keycorp
   4.63%    05/16/05 ..........      665,000        687,554
KFW International Finance
   4.75%    01/24/07 ..........        5,000          5,353
Kinder Morgan Energy
   Partners LP
   7.75%    03/15/32 ..........      195,000        237,043




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Kinder Morgan Inc.
   6.50%    09/01/12 ..........     $230,000   $    258,690
Kraft Foods Inc.
   5.25%    06/01/07 ..........      685,000        735,429
Kroger Co.
   7.65%    04/15/07 ..........      375,000        426,416
Liberty Media Corp.
   2.61%    09/17/06 ..........      465,000        472,766(i)
Lockheed Martin Corp.
   8.50%    12/01/29 ..........       95,000        126,995
Masco Corp.
   6.75%    03/15/06 ..........      365,000        397,608
May Department Stores Co.
   8.50%    06/01/19 ..........      140,000        182,152
Medco Health Solutions Inc.
   7.25%    08/15/13 ..........      350,000        394,589
Merrill Lynch & Co. Inc.
   3.38%    09/14/07 ..........      380,000        390,026
Metropolitan Life Global
   Funding I
   4.75%    06/20/07 ..........      305,000        330,155(b)
Midamerican Energy
   Holdings Co.
   3.50%    05/15/08 ..........      350,000        349,832
Monumental Global Funding III
   (Series A)
   5.20%    01/30/07 ..........      125,000        134,360(b)
Morgan Stanley
   1.28%    01/12/07 ..........      645,000        645,441(i)
   4.25%    05/15/10 ..........       55,000         56,311
National Rural Utilty
   Co-op Finance
   6.00%    05/15/06 ..........      475,000        513,657
Nationwide Mutual Insurance Co.
   7.88%    04/01/33 ..........      235,000        287,302(b)
NB Capital Trust IV
   8.25%    04/15/27 ..........      220,000        256,894
Nisource Finance Corp.
   5.40%    07/15/14 ..........      505,000        521,524
Noble Energy Inc.
   8.00%    04/01/27 ..........      270,000        324,301
Nordic Investment Bank
   2.75%    01/11/06 ..........      105,000        107,122
Norsk Hydro AS.A.
   7.25%    09/23/27 ..........      305,000        368,993
Northeast Utilities (Series B)
   3.30%    06/01/08 ..........      235,000        232,912
Ocean Energy Inc.
   4.38%    10/01/07 ..........      230,000        240,940
Ohio Power Co. (Series E)
   6.60%    02/15/33 ..........       95,000        105,173
Oncor Electric Delivery Co.
   6.38%    01/15/15 ..........      270,000        302,114
   7.25%    01/15/33 ..........       90,000        106,319
Pacific Gas & Electric Co.
   1.81%    04/03/06 ..........      585,000        586,971(i)
Panhandle Eastern Pipe Line
   4.80%    08/15/08 ..........      370,000        386,096






-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Pemex Finance Ltd.
   9.03%    02/15/11 ..........     $260,000   $    317,819
   9.69%    08/15/09 ..........      325,000        384,251
Pemex Project Funding
   Master Trust
   7.38%    12/15/14 ..........      235,000        261,790
Pepco Holdings Inc.
   5.50%    08/15/07 ..........      365,000        394,047
Petrobras International
   Finance Co.
   9.75%    07/06/11 ..........      290,000        330,600
Petro-Canada
   5.35%    07/15/33 ..........      200,000        181,934
Petroleos Mexicanos
   9.50%    09/15/27 ..........      640,000        804,000
Pioneer Natural Resources Co.
   6.50%    01/15/08 ..........      395,000        439,941
Principal Life Global Funding I
   5.25%    01/15/13 ..........      235,000        247,136(b)
Procter & Gamble - ESOP (Series A)
   9.36%    01/01/21 ..........      205,000        284,532
Progress Energy Inc.
   5.85%    10/30/08 ..........      550,000        600,309
   7.75%    03/01/31 ..........      175,000        209,534
Progressive Corp.
   6.25%    12/01/32 ..........       35,000         38,074
PSI Energy Inc.
   6.65%    06/15/06 ..........      185,000        201,316
Public Service Co. of New Mexico
   4.40%    09/15/08 ..........      370,000        381,897
Public Service Electric & Gas
   5.00%    01/01/13 ..........      225,000        234,377
Puget Energy Inc.
   3.36%    06/01/08 ..........      225,000        222,180
Quest Diagnostics
   6.75%    07/12/06 ..........      155,000        169,913
Rouse Co.
   3.63%    03/15/09 ..........      300,000        297,870
Royal Bank of Scotland
   Group PLC.
   7.65%    08/31/49 ..........      110,000        133,780(i)
Royal Bank of Scotland
   Group PLC. ADR
   9.12%    03/31/49 ..........      265,000        338,562
Royal KPN N.V.
   8.38%    10/01/30 ..........      265,000        344,639
Safeco Corp.
   4.20%    02/01/08 ..........       90,000         93,345
Shurgard Storage Centers Inc.
   5.88%    03/15/13 ..........      375,000        389,704
Simon Property Group LP
   6.75%    07/15/04 ..........      230,000        233,290
Southern California Edison Co.
   7.63%    01/15/10 ..........      260,000        308,877
   8.00%    02/15/07 ..........      235,000        269,378




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Sprint Capital Corp.
   6.13%    11/15/08 ..........     $330,000   $    364,243
   7.63%    01/30/11 ..........      485,000        565,834
   8.38%    03/15/12 ..........      350,000        426,266
   8.75%    03/15/32 ..........       30,000         37,912
Standard Chartered Bank
   8.00%    05/30/31 ..........      350,000        441,516(b)
Suncor Energy Inc.
   5.95%    12/01/34 ..........      350,000        365,268
Telecom Italia Capital S.A.
   (Series C)
   6.38%    11/15/33 ..........      320,000        333,832(b)
Telefonica Europe BV
   8.25%    09/15/30 ..........      265,000        345,774
Telefonos de Mexico S.A. de C.V.
   4.50%    11/19/08 ..........      230,000        234,623(b)
   8.25%    01/26/06 ..........      465,000        510,384
TELUS Corp.
   7.50%    06/01/07 ..........      375,000        426,554
Textron Inc.
   4.50%    08/01/10 ..........      350,000        362,339
Time Warner Cos. Inc.
   7.57%    02/01/24 ..........      165,000        189,577
Time Warner Inc.
   6.88%    05/01/12 ..........       75,000         85,653
   7.70%    05/01/32 ..........      250,000        295,861
Travelers Property Casualty Corp.
   6.38%    03/15/33 ..........      350,000        371,494
Turner Broadcasting System Inc.
   8.38%    07/01/13 ..........      350,000        435,747
TXU Energy Co.
   7.00%    03/15/13 ..........      320,000        367,270
Tyco International Group S.A.
   5.80%    08/01/06 ..........      355,000        377,169
Tyson Foods Inc.
   7.25%    10/01/06 ..........      885,000        962,757
Union Pacific Corp.
   6.65%    01/15/11 ..........      235,000        270,352
Union Planters Bank NA
   5.13%    06/15/07 ..........      310,000        331,319
Unisys Corp.
   6.88%    03/15/10 ..........      190,000        209,000
   8.13%    06/01/06 ..........      110,000        120,450
United Dominion Realty Trust Inc.
   6.50%    06/15/09 ..........      220,000        248,480
US Bank National Assoc.
   2.85%    11/15/06 ..........      400,000        406,707
Valero Energy Corp.
   6.88%    04/15/12 ..........       90,000        103,507
   7.50%    04/15/32 ..........      245,000        290,102
Verizon Global Funding Corp.
   7.75%    12/01/30 - 06/15/32      460,000        558,741
Verizon Pennsylvania Inc.
   (Series A)
   5.65%    11/15/11 ..........      470,000        506,455
VF Corp.
   6.00%    10/15/33 ..........      320,000        325,412(b)






--------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35 .......... $    250,000  $     282,194
GMAC Commercial Mortgage
   Securities Inc.
   6.42%    05/15/35 ..........      771,000        869,201
Granite Mortgages PLC.
   1.30%    01/20/43 ..........      939,130        939,346(i)
Homeside Mortgage Securities
   Trust (Class A)
   1.31%    01/20/27 ..........      393,910        394,383(i)
Impac CMB Trust
   1.47%    12/25/33 ..........    1,168,786      1,172,117(i)
Impac CMB Trust (Class A)
   1.52%    11/25/32 ..........      470,268        471,787(i)
Interstar Millennium Trust
   (Class A)
   1.31%    03/14/36 ..........      100,000        100,000(i,p)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   1.39%    01/12/39 ..........    5,040,000        299,542(b,g,i)
   4.92%    10/15/37 ..........      422,000        437,549(i)
   6.47%    11/15/35 ..........      298,000        341,833
KSL Resorts
   1.64% ......................      100,000        100,030(b,i)
LB-UBS Commercial
   Mortgage Trust
   0.00%    09/15/37 ..........    4,782,062         80,697(b,d,g,i)
   1.05%    01/15/36 ..........    5,735,000        297,503(b,g,i)
   1.41%    03/01/36 ..........    5,071,000        297,921(b,g,i)
   2.83%    03/15/34 ..........    1,305,000         33,746(b,d,g,i)
   3.25%    03/15/29 ..........    1,199,000      1,197,501
   4.06%    09/15/27 ..........      695,000        715,356(i)
   4.37%    03/01/36 ..........      323,000        320,779
   4.53%    01/15/36 ..........    2,179,000        177,214(b,d,g)
   4.93%    09/15/35 ..........      629,000        654,923(i)
   6.13%    12/15/30 ..........      400,000        451,514
   6.17%    04/15/37 ..........    5,402,621        114,806(b,d,g,i)
   6.23%    03/15/26 ..........      229,000        257,733
   6.65%    11/15/27 ..........    2,251,000      2,605,835
   7.67%    03/01/36 ..........    5,401,000        148,528(b,d,g,i)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16 ..........       66,000         76,189(b)
Master Alternative Loans Trust
   5.00%    08/25/18 ..........      495,764         52,055(g)
Master Asset Securitization Trust
   6.31%    09/25/32 ..........      176,859        179,974(i)
Morgan Stanley Capital I
   4.66%    09/13/45 ..........      427,000        433,773
   6.53%    03/15/31 ..........      564,000        639,350
   7.11%    04/15/33 ..........      707,000        824,880
Morgan Stanley Capital I (Class D)
   7.08%    07/15/30 ..........      179,000        205,803(i)
Morgan Stanley Dean Witter
   Capital I
   1.56%    02/01/31 ..........      720,149         39,737(b,g,i)
   2.54%    10/15/35 ..........    2,374,000         62,617(b,d,g,i)





---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Wachovia Corp.
   4.95%    11/01/06 ..........  $   590,000  $     630,242
Walt Disney Co.
   6.75%    03/30/06 ..........      235,000        255,638
Washington Mutual Inc.
   5.63%    01/15/07 ..........       10,000         10,817
Waste Management Inc.
   7.38%    08/01/10 ..........      375,000        441,349
Webster Bank
   5.88%    01/15/13 ..........      230,000        248,593(b)
Wells Fargo & Co.
   1.23%    10/01/04 ..........    1,000,000      1,000,534(i)
   5.25%    12/01/07 ..........      475,000        517,256
Wendy's International Inc.
   6.20%    06/15/14 ..........      210,000        234,590
Weyerhaeuser Co.
   6.00%    08/01/06 ..........      720,000        776,710
   6.13%    03/15/07 ..........      250,000        273,507
   7.38%    03/15/32 ..........      245,000        281,610
Wisconsin Energy Corp.
   5.88%    04/01/06 ..........      425,000        456,125

TOTAL CORPORATE NOTES
   (COST $70,591,624) .........                  73,013,272


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.6%

Bear Stearns Commercial
   Mortgage Securities
   3.87%    02/11/41 ..........      596,000        599,251
   3.88%    08/13/39 ..........      695,000        708,271
   4.68%    08/13/39 ..........      632,000        646,250
   4.72%    02/11/41 ..........      608,000        611,318
   6.02%    02/14/31 ..........      600,000        669,281
Bear Stearns Commercial Mortgage
   Securities (Class B)
   6.20%    02/14/31 ..........       36,000         40,528
Bear Stearns Commercial Mortgage
   Securities (Class C)
   1.67%    01/14/16 ..........      700,000        700,000(b,i)
CalSTRS Trust
   4.13%    11/20/12 ..........      598,000        624,650(b)
Chase Commercial Mortgage
   Securities Corp.
   6.39%    11/18/30 ..........      857,000        966,317
Citicorp Mortgage Securities Inc.
   6.13%    08/25/32 ..........      329,347        342,934(i)
Crusade Global Trust (Class A)
   1.36%    09/18/34 ..........      205,065        205,276(i)
CS First Boston Mortgage
   Securities Corp.
   5.11%    09/15/34 ..........      111,000        119,039
   5.44%    09/15/34 ..........      751,000        814,890
   6.13%    04/15/37 ..........      310,000        349,510
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31 ..........    1,900,000      2,133,183
First Horizon Asset Securities Inc.
   6.25%    09/25/32 ..........      221,446        223,522






-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

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--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
   3.11%    04/15/34 ..........   $1,406,000   $     40,283(b,d,g,i)
   5.72%    12/18/32 ..........       50,000         55,146
   5.98%    02/15/31 ..........      161,010        170,362
   6.39%    10/15/35 ..........      550,000        629,829
   6.54%    02/15/31 ..........      125,000        140,739
   7.20%    10/15/33 ..........       72,000         84,977
Nomura Asset Securities Corp.
   6.59%    03/15/30 ..........      894,000      1,013,210
Puma Finance Ltd. (Class A)
   1.33%    03/25/34 - 10/11/34    1,367,222      1,369,182(i)
Structured Asset Securities Corp.
   1.89%    02/25/28 ..........      368,958         21,215(g,i)
Thornburg Mortgage Securities
   Trust (Class A)
   1.43%    04/25/43 ..........      695,010        695,112(i,p)
Wachovia Bank Commercial
   Mortgage Trust
   1.61%    03/15/15 ..........      210,000        210,454(b,i,p)
   1.99%    03/15/15 ..........      130,000        130,903(b,i)
   3.89%    11/15/35 ..........      900,000        924,099
Wachovia Bank Commercial
   Mortgage Trust (Class B)
   1.51% ......................      270,000        270,465(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $30,156,617) .........                  30,786,612


SOVEREIGN BONDS -- 1.0%

Bahamas Government
   International Bond
   6.63%    05/15/33 ..........      230,000        257,310(b)
Finland Government
   International Bond
   4.75%    03/06/07 ..........      105,000        112,749
Italy Government
   International Bond
   4.38%    10/25/06 ..........      150,000        158,367
Italy Government
   International Bond
   4.63%    06/15/05 ..........      465,000        483,140
Ontario Electricity Financial Corp.
   7.45%    03/31/13 ..........       80,000        100,212
Province of British Columbia
   4.63%    10/03/06 ..........      265,000        281,596
Province of Manitoba Canada
   4.25%    11/20/06 ..........      550,000        579,608
Province of New Brunswick
   3.50%    10/23/07 ..........      230,000        237,486




---------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT          VALUE
---------------------------------------------------------------
Province of Ontario
   3.50%    09/17/07 ..........     $330,000   $    340,785
   5.13%    07/17/12 ..........       40,000         43,299
Province of Saskatchewan Canada
   8.00%    02/01/13 ..........       90,000        116,261

TOTAL SOVEREIGN BONDS
   (COST $2,587,601) ..........                   2,710,813

TOTAL INVESTMENTS IN SECURITIES
   (COST $293,386,836) ........                 297,705,531


---------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.6%
---------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $33,449,090) .........   33,449,090     33,449,090(l,p)

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (24.5)% ................                 (65,186,140)
                                               -------------

NET ASSETS-- 100% .............                $265,968,481
                                               =============


---------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------
The GE Fixed Income Fund had the following long futures contracts open at March 31, 2004:

                                NUMBER    CURRENT
                  EXPIRATION      OF     NOTIONAL   UNREALIZED
DESCRIPTION          DATE      CONTRACTS   VALUE   APPRECIATION
---------------------------------------------------------------
U.S. Treasury
  Notes - 5 Yrs.   June 2004      35    $3,974,687    $35,895






---------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            GE MONEY MARKET FUND
--------------------------------------------------------------------------------


Q&A


DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF GE MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002. MR. DUNCAN HOLDS A B.S. FROM THE UNIVERSITY OF RHODE ISLAND.



Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2004?

A. For the six months ended March 31, 2004, the GE Money Market Fund advanced 0.40% and the 90-day Treasury Bill benchmark returned 0.48%. The average return posted by the Lipper peer group representing 411 Money Market funds was 0.17%.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund's return for the period compared favorably versus its peer group. Active management of the fund's average maturity reflecting our view on monetary policy and its subsequent impact on short rates was the key driver of fund performance.



PICTURED TO THE RIGHT: DONALD J. DUNCAN

[PHOTO OF DONALD J. DUNCAN OMITTED]

--------------------------------------------------------------------------------
                                                            GE MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                   GE Money Market Fund           90 Day T-Bill
3/94                    $10,000.00                 $10,000.00
9/94                     10,187.39                  10,215.33
9/95                     10,749.26                  10,793.99
9/96                     11,306.31                  11,357.61
9/97                     11,887.86                  11,944.80
9/98                     12,510.02                  12,556.66
9/99                     13,095.61                  13,130.26
9/00                     13,855.99                  13,884.83
9/01                     14,529.97                  14,511.22
9/02                     14,774.45                  14,768.68
9/03                     14,916.61                  14,933.45
3/04                     14,976.44                  15,005.28

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2004

                          SIX        ONE        FIVE        TEN
                        MONTHS      YEAR        YEAR       YEAR
                       --------    ------      ------     -------
GE Money Market          0.40%      0.83%       3.19%      4.12%
90 Day T-Bill            0.48%      0.97%       3.18%      4.14%


--------------------------------------------------------------------------------
   INVESTMENT PROFILE
   A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar-denominated money market instruments.
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Money Market Peer Group
Based on average annual total returns for the periods ended 3/31/04

                SIX     ONE   FIVE    TEN
              MONTHS   YEAR   YEAR   YEAR
              ------   ----   ----   ----
Number of
Funds in
peer group:     411     398    291    168
-------------------------------------------
Peer group
average annual
total return:  0.17%   0.38%  2.82%  3.87%
-------------------------------------------
Lipper categories
in peer group:  Money Market



FUND YIELD
AT MARCH 31, 2004
-------------------------------------------------
                        FUND      IBC MONEY FUND
                        ----      --------------
  7-day current         0.68%+        0.51%
  7-day effective       0.68%         0.51%



CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE GE MONEY MARKET FUND AT MARCH 31, 2004.

  AN INVESTMENT IN THE GE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 71 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                            GE MONEY MARKET FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              GE MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $238,814 (IN THOUSANDS) AS OF MARCH 31, 2004

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Commercial Paper                      40.8%
U.S. Governments                      26.1%
Yankee Certificates of Deposit        16.2%
Repurchase Agreements                 14.4%
Asset Backed                           2.1%
Time Deposit                           0.4%



---------------------------------------------------------------
                                   PRINCIPAL      AMORTIZED
                                      AMOUNT           COST
---------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 100.1%+
---------------------------------------------------------------

U.S. GOVERNMENTS -- 26.1%

U.S. AGENCIES

Federal Agricultural
   Mortgage Corp.
   1.43%    04/01/05 ........    $ 5,840,000  $   5,840,000
Federal Farm Credit
   Discount Notes
   0.95%    06/16/04 ........      4,780,000      4,770,514(d)
Federal Home Loan
   Bank System
   1.31%    04/15/04 ........      5,750,000      5,755,322
Federal Home Loan
   Mortgage Corp.
   1.06%    08/17/04 ........      7,690,000      7,658,900(d)
   1.26%    07/15/04 ........      7,940,000      8,053,145
                                                 15,712,045
Federal National
   Mortgage Assoc.
   0.98%    06/17/04 ........      5,690,000      5,689,758(d,i)
   1.03%    04/01/04 ........      4,140,000      4,140,000(d)
   1.11%    05/19/04 ........      5,850,000      5,841,420(d)
   1.16%    08/20/04 ........      3,555,000      3,538,988(d)
   1.17%    08/27/04 ........      4,300,000      4,279,494(d)
   1.30%    12/10/04 ........      6,770,000      6,708,624(d)
                                                 30,198,284

TOTAL U.S. GOVERNMENTS
   (COST $62,276,165) .......                    62,276,165



---------------------------------------------------------------
                                   PRINCIPAL      AMORTIZED
                                      AMOUNT           COST
---------------------------------------------------------------
COMMERCIAL PAPER -- 40.9%

Abbey National PLC.
   1.01%    04/01/04 ........    $ 9,670,000   $  9,670,000
Banc One Corp.
   1.03%    05/27/04 ........      9,610,000      9,594,677
Bank America Corp.
   1.04%    06/04/04 ........      9,670,000      9,652,121
Barclays US Funding
   1.06%    04/05/04 ........     10,180,000     10,178,801
Canadian Imperial Holding Inc.
   1.04%    05/11/04 ........      9,870,000      9,858,594
Credit Suisse
   1.05%    06/01/04 ........      9,700,000      9,682,742
HBOS PLC.
   1.03%    06/23/04 ........      9,600,000      9,577,203
ING Group
   1.04%    05/10/04 ........      9,830,000      9,818,925
JP Morgan Chase Bank
   1.03%    04/14/04 ........      9,830,000      9,826,344
Morgan Stanley Dean Witter
   1.02%    04/08/04 ........      9,600,000      9,598,096

TOTAL COMMERCIAL PAPER
   (COST $97,457,503) .......                    97,457,503


REPURCHASE AGREEMENTS -- 14.4%
Goldman Sachs
  1.07% dated 3/31/04, to be
  repurchased at $18,400,547 on
  04/01/04, collaterized by
  $18,402,245.10 Coupon Rate,
  3.5% maturing 11/28/08
  18,402,245.10 .............     18,400,000     18,400,000
USB AG
   1.06% dated 3/31/04, to be
   repurchased at $16,040,909 on
   03/31/04, collaterized by
   $16,361,727.43 Coupon Rate,
   0.0% maturing 4/06/04
   16,361,727.43 ............     16,040,000     16,040,000
TOTAL REPURCHASE AGREEMENTS
   (COST $34,440,000) .......                    34,440,000


ASSET BACKED -- 2.1%

Chase Manhattan Auto
   Owner Trust
   1.08%    03/15/05 ........      2,330,000      2,330,000
Chase Manhattan Auto
   Owner Trust (Class A)
   1.06%    08/16/04 ........         51,537         51,537







-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

                                                            GE MONEY MARKET FUND
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                   PRINCIPAL      AMORTIZED
                                      AMOUNT           COST
---------------------------------------------------------------
Honda Auto Receivables
   Owner Trust (Class A)
   1.11%    09/13/04 ........     $1,077,557  $   1,077,557
   1.14%    01/07/05 ........      1,617,843      1,617,843
                                                  2,695,400

TOTAL ASSET BACKED
   (COST $5,076,937) ........                     5,076,937


TIME DEPOSITS -- 0.4%

State Street Bank
   0.94%    04/01/04
   (COST $1,003,476) ........      1,003,476      1,003,476(d,e)

YANKEE CERTIFICATES OF DEPOSIT -- 16.2%

Dexia Bank NY
   1.03%    05/17/04 ........      9,610,000      9,610,000
Societe Generale
   1.03%    04/02/04 ........      9,700,000      9,700,000
Toronto-Dominion Bank
   1.02%    04/29/04 ........      9,590,000      9,590,000
Wells Fargo Certificate of Deposit
   1.02%    04/15/04 ........      9,660,000      9,660,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $38,560,000) .......                    38,560,000


TOTAL SHORT-TERM INVESTMENTS
   (COST $238,814,081) ......                   238,814,081


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.1)% ...............                      (329,720)
                                               -------------

NET ASSETS-- 100% ...........                  $238,484,361
                                               =============




-------------
See Notes to Schedules of Investments on page 73 and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                 NOTES TO PERFORMANCE March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

The performance data relating to Class A and B shares of GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods prior to September 26, 1997, reflect the performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Value Equity Fund and GE Tax-Exempt Fund is limited to the period from the Merger Date to March 31, 2004.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis through January 29, 2005. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future. Additional information about the expense limitations is contained in Footnote 4 to the Notes to the Financial Statements.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), the S&P/BARRA Composite Index of 500 value stocks (S&P 500/BARRA Value), the Russell 1000 Value Index (Russell 1000 Value), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International World Index (MSCI World), the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Government Bond Index (LB Government), the Lehman Brothers 1-3 Year Government Bond Index (LB 1-3 Year), and the Lehman Brothers 10-Year Municipal Index (LBMI) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The S&P 500/BARRA Value Index contains firms with higher book-to-price ratios. The Russell 1000 Value Index is a total return index that comprises stocks from the Russell 1000 Index with a less-than average growth orientation. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market. The MSCI World is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The LB Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. The LB 1-3 Year Government Bond Index is a market value-weighted

--------------------------------------------------------------------------------
                                 NOTES TO PERFORMANCE March 31, 2004 (unaudited)
--------------------------------------------------------------------------------


performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. The LB 10-Year Muni Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

A number of the broad market returns are not available from the Funds' commencement of investment operations through March 31, 2004 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

Standard & Poor's, S&P and S&P 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use.

+ Returns are those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges. See Footnote 8 in the Notes to the Financial Statements.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

--------------------------------------------------------------------------------
                    NOTES TO SCHEDULES OF INVESTMENTS March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments. The prospectus should be read carefully before investing.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, these securities amounted to $12,929,168, $500,352, $636,820 and $3,897,426 or 4.86%, 0.26%, 0.87% and
    1.43% of net assets for the GE Fixed Income Fund, GE Government Securities Fund, GE International Equity Fund and GE Strategic Investment Fund, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2004.

(j) All or a portion of the security out on loan.

(k) Step coupon bond. Interest rate shown reflects rate at March 31, 2004.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Short-Term Investment Fund.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, MBIA, FGIC or FSA. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2004 (as a percentage of net assets) as follows:

      AMBAC                11.19%
      FSA                  13.44%
      MBIA                 11.63%

(p) All or a portion of the security purchased with collateral from securities lending.

+   Percentages are based on net assets as of March 31, 2004.

*   Less than 0.01%.

Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FHA         Federal Housing Administration
FSA         Financial Security Assurance
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SDR         Swedish Depository Receipt
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE U.S. EQUITY FUND
----------------------------------------------------------------------------------------------------------

                                                                      CLASS A
                                            3/31/04+   9/30/03   9/30/02   9/30/01   9/30/00   9/30/99(c)
----------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --        --        --        --        --     1/5/93
Net asset value, beginning of period ......   $24.19    $20.31    $25.00    $32.45    $32.53     $27.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........     0.10      0.16      0.13      0.13      0.15       0.18
  Net realized and unrealized
   gains (losses) on investments ..........     2.63      3.91     (4.49)    (5.52)     3.63       7.26
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................     2.73      4.07     (4.36)    (5.39)     3.78       7.44
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................     0.17      0.19      0.09      0.12      0.14       0.23
  Net realized gains ......................       --        --      0.24      1.94      3.72       2.50
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................     0.17      0.19      0.33      2.06      3.86       2.73
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............   $26.75    $24.19    $20.31    $25.00    $32.45     $32.53
----------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ..........................   11.32%    20.09%   (17.78%)  (17.71%)   12.10%     27.79%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $357,520  $315,980  $251,251  $285,417  $385,111   $311,958
  Ratios to average net assets:
   Net investment income (loss)* ..........    0.74%     0.72%     0.53%     0.43%     0.46%      0.56%
   Net expenses* ..........................    0.79%     0.83%     0.87%     0.87%     0.83%      0.81%
   Gross expenses* ........................    0.79%     0.83%     0.87%     0.88%     0.83%      0.83%
  Portfolio turnover rate .................      14%       26%       41%       53%       48%        46%
----------------------------------------------------------------------------------------------------------


                                                                  CLASS B
                                             3/31/04+  9/30/03  9/30/02  9/30/01  9/30/00  9/30/99
----------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --         --       --      --        -- 12/22/93
Net asset value, beginning of period ......    $23.11   $19.38   $23.97   $31.30   $31.58   $27.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........        --    (0.01)   (0.06)   (0.09)   (0.09)   (0.06)
  Net realized and unrealized
   gains (losses) on investments ..........      2.51     3.74    (4.29)   (5.30)    3.53     7.08
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................      2.51     3.73    (4.35)   (5.39)    3.44     7.02
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................        --       --       --       --       --     0.05
  Net realized gains ......................        --       --     0.24     1.94     3.72     2.50
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................        --       --     0.24     1.94     3.72     2.55
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............    $25.62   $23.11   $19.38   $23.97   $31.30   $31.58
----------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ..........................    10.86%   19.25%  (18.40%) (18.33%)  11.29%   26.83%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $23,059  $22,447  $22,806  $35,163  $46,577  $36,921
  Ratios to average net assets:
   Net investment income (loss)* ..........        --   (0.03%)  (0.23%)  (0.32%)  (0.29%)  (0.19%)
   Net expenses* ..........................     1.54%    1.58%    1.62%    1.62%    1.58%    1.56%
   Gross expenses* ........................     1.54%    1.58%    1.62%    1.63%    1.58%    1.58%
  Portfolio turnover rate .................       14%      26%      41%      53%      48%      46%
----------------------------------------------------------------------------------------------------



                                                      CLASS C (LEVEL LOAD)
                                           3/31/04+  9/30/03 9/30/02 9/30/01 9/30/00
-------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --      --      -- 9/30/99
Net asset value, beginning of period ....    $22.93   $19.23  $23.79  $31.08  $31.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ......        --    (0.01)  (0.05)  (0.09)  (0.10)
  Net realized and unrealized
   gains (losses) on investments ........      2.43     3.75   (4.27)  (5.26)   3.53
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................      2.43     3.74   (4.32)  (5.35)   3.43
-------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .................      0.01     0.04      --      --    0.21
  Net realized gains ....................        --       --    0.24    1.94    3.72
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................      0.01     0.04    0.24    1.94    3.93
-------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..........    $25.35   $22.93  $19.23  $23.79  $31.08
-------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................    10.89%   19.46% (18.41%)(18.30%) 11.25%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $13,368  $10,137  $4,851  $5,129  $4,811
  Ratios to average net assets:
   Net investment income (loss)* ........    (0.01%)  (0.04%) (0.22%) (0.33%) (0.32%)
   Net expenses* ........................     1.54%    1.57%   1.62%   1.62%   1.57%
   Gross expenses* ......................     1.54%    1.57%   1.62%   1.64%   1.57%
  Portfolio turnover rate ...............       14%      26%     41%     53%     48%
-------------------------------------------------------------------------------------



                                                                  CLASS Y(D)
                                           3/31/04+   9/30/03   9/30/02   9/30/01   9/30/00   9/30/99
------------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --        --        --  11/29/93
Net asset value, beginning of period         $24.14    $20.26    $24.94    $32.38    $32.48    $27.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ......      0.13      0.22      0.20      0.20      0.23      0.26
  Net realized and unrealized
   gains (losses) on investments ........      2.62      3.91     (4.49)    (5.50)     3.62      7.25
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................      2.75      4.13     (4.29)    (5.30)     3.85      7.51
------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .................      0.23      0.25      0.15      0.20      0.23      0.31
  Net realized gains ....................        --        --      0.24      1.94      3.72      2.50
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................      0.23      0.25      0.39      2.14      3.95      2.81
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..........    $26.66    $24.14    $20.26    $24.94    $32.38    $32.48
------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................    11.43%    20.47%   (17.58%)  (17.50%)   12.38%    28.14%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) $346,836  $307,727  $243,957  $288,666  $377,913  $358,583
  Ratios to average net assets:
   Net investment income (loss)* ........     0.99%     0.97%     0.78%     0.68%     0.71%     0.81%
   Net expenses* ........................     0.54%     0.58%     0.62%     0.62%     0.58%     0.56%
   Gross expenses* ......................     0.54%     0.58%     0.62%     0.63%     0.58%     0.58%
  Portfolio turnover rate ...............       14%       26%       41%       53%       48%       46%
------------------------------------------------------------------------------------------------------




------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE VALUE EQUITY FUND
---------------------------------------------------------------------------------------------------
                                                                 CLASS A
                                           3/31/04+  9/30/03  9/30/02  9/30/01  9/30/00 9/30/99(c)
---------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --       --  9/8/93
Net asset value, beginning of period .....    $9.81    $8.29   $10.07   $12.76   $12.18   $9.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......     0.04     0.07     0.07     0.05     0.05    0.02
  Net realized and unrealized
   gains (losses) on investments .........     1.19     1.54    (1.79)   (1.96)    1.31    2.66
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .................     1.23     1.61    (1.72)   (1.91)    1.36    2.68
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..................     0.07     0.09     0.02       --       --    0.03
  Net realized gains .....................       --       --     0.04     0.78     0.78    0.40
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................     0.07     0.09     0.06     0.78     0.78    0.43
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........   $10.97    $9.81    $8.29   $10.07   $12.76  $12.18
---------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................   12.63%   19.49%  (17.24%) (15.95%)  11.35%  27.34%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $48,660  $48,400  $43,157  $46,045  $43,283 $29,607
  Ratios to average net assets:
    Net investment income (loss)* ........    0.66%    0.73%    0.66%    0.42%    0.38%   0.18%
    Net expenses* ........................    1.20%    1.13%    1.01%    1.08%    1.05%   1.29%
    Gross expenses* ......................    1.20%    1.18%    1.01%    1.09%    1.05%   1.30%
  Portfolio turnover rate ................      16%      29%      39%      52%      49%     31%
---------------------------------------------------------------------------------------------------


                                                                  CLASS B
                                            3/31/04+ 9/30/03   9/30/02  9/30/01 9/30/00 9/30/99
-----------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --        --       --      --  9/8/93
Net asset value, beginning of period .....     9.39    $7.93     $9.69   $12.39  $11.94   $9.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......       --    (0.00)(h) (0.01)   (0.04)  (0.04)  (0.04)
  Net realized and unrealized
   gains (losses) on investments .........     1.15     1.46     (1.71)   (1.88)   1.27    2.61
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .................     1.15     1.46     (1.72)   (1.92)   1.23    2.57
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..................       --       --        --       --      --      --
  Net realized gains .....................       --       --      0.04     0.78    0.78    0.40
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       --       --      0.04     0.78    0.78    0.40
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........   $10.54    $9.39     $7.93    $9.69  $12.39  $11.94
-----------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................   12.25%   18.41%   (17.88%) (16.54%) 10.44%  26.67%

RATIOS/SUPPLEMENTAL DATA: ................
  Net assets, end of period (in thousands)  $12,655  $13,568   $14,437  $28,131 $45,675 $51,369
  Ratios to average net assets:
    Net investment income (loss)* ........   (0.08%)  (0.02%)   (0.09%)  (0.32%) (0.36%) (0.32%)
    Net expenses* ........................    1.95%    1.87%     1.78%    1.83%   1.80%   1.81%
    Gross expenses* ......................    1.95%    1.92%     1.78%    1.83%   1.80%   1.82%
  Portfolio turnover rate ................      16%      29%       39%      52%     49%     31%
-----------------------------------------------------------------------------------------------


                                                        CLASS C (LEVEL LOAD)
                                           3/31/04+  9/30/03   9/30/02  9/30/01   9/30/00
------------------------------------------------------------------------------------------
INCEPTION DATE                                   --      --        --        --   9/30/99
Net asset value, beginning of period ...      $9.37    $7.92     $9.68   $12.40    $11.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .....         --    (0.00)(h) (0.01)   (0.04)   (0.05)
  Net realized and unrealized
   gains (losses) on investments .......       1.14     1.48     (1.71)   (1.90)    1.29
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................       1.14     1.48     (1.72)   (1.94)    1.24
------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ................       0.01     0.03        --       --       --
  Net realized gains ...................         --       --      0.04     0.78     0.78
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................       0.01     0.03      0.04     0.78     0.78
------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........     $10.50    $9.37     $7.92    $9.68   $12.40
------------------------------------------------------------------------------------------

TOTAL RETURN (A) .......................     12.17%   18.68%   (17.90%) (16.70%)  10.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $2,000   $1,783   $ 1,097     $982     $847
  Ratios to average net assets:
    Net investment income (loss)* ......     (0.09%)  (0.04%)   (0.08%)  (0.34%)  (0.41%)
    Net expenses* ......................      1.95%    1.88%     1.76%    1.83%    1.80%
    Gross expenses* ....................      1.95%    1.94%     1.76%    1.84%    1.80%
  Portfolio turnover rate ..............        16%      29%       39%      52%      49%
------------------------------------------------------------------------------------------



                                                                CLASS Y(D)
                                            3/31/04+  9/30/03 9/30/02  9/30/01 9/30/00 9/30/99
-----------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --      --       --      --  1/5/98
Net asset value, beginning of period ...     $10.37     $8.77  $10.65   $13.41  $12.74  $10.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .....       0.05      0.09    0.10     0.08    0.08    0.08
  Net realized and unrealized
   gains (losses) on investments .......       1.27      1.62   (1.89)   (2.06)   1.37    2.76
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ................       1.32      1.71   (1.79)   (1.98)   1.45    2.84
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ................       0.10      0.11    0.05       --      --    0.08
  Net realized gains ...................         --        --    0.04     0.78    0.78    0.40
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................       0.10      0.11    0.09     0.78    0.78    0.48
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........     $11.59    $10.37   $8.77   $10.65  $13.41  $12.74
-----------------------------------------------------------------------------------------------

TOTAL RETURN (A) .......................     12.87%    19.64% (17.03%) (15.69%) 11.56%  27.85%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $1,239    $5,993  $4,227   $5,686  $3,769  $2,292
  Ratios to average net assets:
    Net investment income (loss)* ......      0.96%     0.96%   0.91%    0.67%   0.61%   0.68%
    Net expenses* ......................      0.95%     0.88%   0.77%    0.83%   0.80%   0.81%
    Gross expenses* ....................      0.95%     0.94%   0.77%    0.84%   0.80%   0.82%
  Portfolio turnover rate ..............        16%       29%     39%      52%     49%     31%
-----------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------
                                                                 CLASS A
                                           3/31/04+ 9/30/03   9/30/02 9/30/01  9/30/00 9/30/99(c)
--------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --      --        --      --       --    9/30/98
Net asset value, beginning of period .....   $12.67  $11.49    $13.74  $13.60   $12.16     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......    (0.03)  (0.01)    (0.01)   0.05     0.00(h)   (0.02)
  Net realized and unrealized
    gains (losses) on investments ........     2.71    1.19     (0.11)   0.56     3.10       2.24
--------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     2.68    1.18     (0.12)   0.61     3.10       2.22
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       --      --      0.05      --       --       0.03
  Net realized gains .....................       --      --      2.08    0.47     1.66       0.03
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       --      --      2.13    0.47     1.66       0.06
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $15.35  $12.67    $11.49  $13.74   $13.60     $12.16
--------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................   21.15%  10.27%    (2.92%)  4.70%   27.80%     22.28%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $59,065 $51,902   $44,547 $32,918  $29,228    $14,561
  Ratios to average net assets:
   Net investment income (loss)* .........   (0.46%) (0.06%)   (0.05%)  0.36%    0.02%     (0.15%)
   Net expenses* .........................    1.23%   1.24%     1.15%   1.12%    1.10%      1.15%
   Gross expenses* .......................    1.23%   1.24%     1.17%   1.17%    1.11%      1.41%
  Portfolio turnover rate ................      46%    122%      138%    146%     219%       182%
--------------------------------------------------------------------------------------------------



                                                                CLASS B
                                           3/31/04+  9/30/03 9/30/02  9/30/01  9/30/00 9/30/99
-----------------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --      --      --        -- 9/30/98
Net asset value, beginning of period .....   $12.22   $11.16  $13.44   $13.41   $12.09  $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......    (0.08)   (0.09)  (0.10)   (0.05)   (0.10)  (0.06)
  Net realized and unrealized
    gains (losses) on investments ........     2.60     1.15   (0.10)    0.55     3.08    2.19
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................     2.52     1.06   (0.20)    0.50     2.98    2.13
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................       --       --      --       --       --    0.01
  Net realized gains .....................       --       --    2.08     0.47     1.66    0.03
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................       --       --    2.08     0.47     1.66    0.04
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........   $14.74   $12.22  $11.16   $13.44   $13.41  $12.09
-----------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................   20.62%    9.50%  (3.58%)   4.00%   26.77%  21.37%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $17,232  $18,694 $15,984  $13,320 $11,853   $8,505
  Ratios to average net assets:
   Net investment income (loss)* .........   (1.21%)  (0.81%) (0.80%)  (0.40%)  (0.75%) (0.56%)
   Net expenses* .........................    1.98%    1.99%   1.90%    1.88%    1.85%   1.90%
   Gross expenses* .......................    1.98%    1.99%   1.92%    1.92%    1.86%   2.19%
  Portfolio turnover rate ................      46%     122%    138%     146%     219%    182%
-----------------------------------------------------------------------------------------------


                                                         CLASS C (LEVEL LOAD)
                                           3/31/04+   9/30/03   9/30/02   9/30/01   9/30/00
---------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --        --        --   9/30/99
Net asset value, beginning of period ....    $12.19    $11.14    $13.44    $13.41    $12.09
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ......     (0.08)    (0.09)    (0.10)    (0.06)    (0.10)
  Net realized and unrealized
    gains (losses) on investments .......      2.60      1.14     (0.09)     0.56      3.08
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................      2.52      1.05     (0.19)     0.50      2.98
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................        --        --      0.03        --        --
  Net realized gains ....................        --        --      2.08      0.47      1.66
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................        --        --      2.11      0.47      1.66
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........    $14.71    $12.19    $11.14    $13.44    $13.41
---------------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................    20.67%     9.43%    (3.63%)    4.00%    26.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $10,243    $8,945    $5,002      $455      $159
  Ratios to average net assets:
   Net investment income (loss)* ........    (1.21%)   (0.83%)   (0.79%)   (0.45%)   (0.76%)
   Net expenses* ........................     1.98%     2.01%     1.90%     1.88%     1.85%
   Gross expenses* ......................     1.98%     2.01%     1.97%     1.94%     1.86%
  Portfolio turnover rate ...............       46%      122%      138%      146%      219%
---------------------------------------------------------------------------------------------

                                                                  CLASS Y(D)
                                           3/31/04+   9/30/03  9/30/02   9/30/01   9/30/00   9/30/99
-----------------------------------------------------------------------------------------------------
INCEPTION DATE                                   --        --       --        --        --   9/30/98
Net asset value, beginning of period ....    $12.81    $11.59   $13.85    $13.66    $12.18    $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ......     (0.02)     0.02     0.03      0.09      0.05      0.05
  Net realized and unrealized
    gains (losses) on investments .......      2.75      1.20    (0.12)     0.57      3.09      2.19
-----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................      2.73      1.22    (0.09)     0.66      3.14      2.24
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................        --        --     0.09        --        --      0.03
  Net realized gains ....................        --        --     2.08      0.47      1.66      0.03
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................        --        --     2.17      0.47      1.66      0.06
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........    $15.54    $12.81   $11.59    $13.85    $13.66    $12.18
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................    21.31%    10.53%   (2.71%)    5.06%    28.11%    22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $23,808   $19,715   $8,759    $5,892   $10,934      $293
  Ratios to average net assets:
   Net investment income (loss)* ........    (0.21%)    0.18%    0.22%     0.65%     0.35%     0.41%
   Net expenses* ........................     0.98%     1.01%    0.90%     0.87%     0.83%     0.90%
   Gross expenses* ......................     0.98%     1.01%    0.94%     0.91%     0.83%     1.17%
  Portfolio turnover rate ...............       46%      122%     138%      146%      219%      182%
-----------------------------------------------------------------------------------------------------



----------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE GLOBAL EQUITY FUND
------------------------------------------------------------------------------------------------
                                                                CLASS A
                                       3/31/04+  9/30/03  9/30/02  9/30/01  9/30/00  9/30/99(c)
------------------------------------------------------------------------------------------------
INCEPTION DATE                               --       --       --       --       --      1/5/93
Net asset value, beginning of period     $16.07   $13.39   $16.58   $27.18   $25.86      $19.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..     (0.02)    0.04     0.05     0.08     0.03        0.06
  Net realized and unrealized
   gains (losses) on investments ....      2.55     2.71    (3.16)   (6.26)    3.61        7.05
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............      2.53     2.75    (3.11)   (6.18)    3.64        7.11
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .............      0.03     0.07     0.06       --       --          --
  Net realized gains ................        --       --     0.02     4.42     2.32        0.97
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................      0.03     0.07     0.08     4.42     2.32        0.97
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......    $18.57   $16.07   $13.39   $16.58   $27.18      $25.86
------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ....................    15.77%   20.56%  (18.89%) (26.69%)  14.45%      36.89%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................   $31,837  $27,864  $25,641  $42,200  $49,784     $39,245
  Ratios to average net assets:
   Net investment income (loss)* ....    (0.22%)   0.26%    0.30%    0.39%    0.11%       0.23%
   Net expenses* ....................     1.62%    1.50%    1.27%    1.34%    1.31%       1.35%
   Gross expenses* ..................     1.62%    1.57%    1.27%    1.35%    1.31%       1.37%
  Portfolio turnover rate ...........       16%      64%      51%      62%      77%         64%
------------------------------------------------------------------------------------------------


                                                               CLASS B
                                         3/31/04+  9/30/03  9/30/02  9/30/01 9/30/00   9/30/99
----------------------------------------------------------------------------------------------
INCEPTION DATE                                --       --       --       --      --  12/22/93
Net asset value, beginning of period      $14.94   $12.48   $15.52   $25.90  $24.92    $19.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ..      (0.08)   (0.07)   (0.07)   (0.08)  (0.16)   (0.12)
  Net realized and unrealized
   gains (losses) on investments ....       2.38     2.53    (2.95)   (5.88)   3.46     6.84
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............       2.30     2.46    (3.02)   (5.96)   3.30     6.72
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .............         --       --       --       --      --      --
  Net realized gains ................         --       --     0.02     4.42    2.32     0.97
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................         --       --     0.02     4.42    2.32     0.97
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......     $17.24   $14.94   $12.48   $15.52  $25.90   $24.92
----------------------------------------------------------------------------------------------

TOTAL RETURN (A) ....................     15.39%   19.71%  (19.48%) (27.24%) 13.56%   35.85%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................     $1,801   $1,503     $906   $1,327  $2,384   $1,477
  Ratios to average net assets:
   Net investment income (loss)* ....     (0.96%)  (0.51%)  (0.46%)  (0.42%) (0.60%)  (0.51%)
   Net expenses* ....................      2.37%    2.27%    2.03%    2.09%   2.06%    2.10%
   Gross expenses* ..................      2.37%    2.36%    2.03%    2.10%   2.06%    2.12%
  Portfolio turnover rate ...........        16%      64%      51%      62%     77%      64%
----------------------------------------------------------------------------------------------


                                                        CLASS C (LEVEL LOAD)
                                       3/31/04+   9/30/03   9/30/02   9/30/01   9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                               --        --        --        --   9/30/99
Net asset value, beginning of period .   $15.04    $12.47    $15.51    $25.90    $24.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...    (0.08)    (0.07)    (0.06)    (0.07)    (0.13)
  Net realized and unrealized
   gains (losses) on investments .....     2.40      2.64     (2.96)    (5.90)     3.43
-----------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............     2.32      2.57     (3.02)    (5.97)     3.30
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............       --        --        --        --        --
  Net realized gains .................       --        --      0.02      4.42      2.32
-----------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..................       --        --      0.02      4.42      2.32
-----------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......   $17.36    $15.04    $12.47    $15.51    $25.90
-----------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................   15.43%    20.61%   (19.50%)  (27.27%)   13.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................     $416      $326      $293      $279      $180
  Ratios to average net assets:
   Net investment income (loss)* .....   (0.95%)   (0.47%)   (0.39%)   (0.36%)   (0.49%)
   Net expenses* .....................    2.37%     2.26%     2.02%     2.09%     2.05%
   Gross expenses* ...................    2.37%     2.33%     2.02%     2.10%     2.05%
  Portfolio turnover rate ............      16%       64%       51%       62%       77%
-----------------------------------------------------------------------------------------


                                                                 CLASS Y(D)
                                          3/31/04+   9/30/03   9/30/02   9/30/01   9/30/00   9/30/99
-----------------------------------------------------------------------------------------------------
INCEPTION DATE                                  --        --        --        --        --  11/29/93
Net asset value, beginning of period .      $16.14    $13.45    $16.66    $27.22    $25.84    $19.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...          --      0.08      0.09      0.10      0.11      0.12
  Net realized and unrealized
   gains (losses) on investments .....        2.56      2.72     (3.16)    (6.24)     3.59      7.04
-----------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............        2.56      2.80     (3.07)    (6.14)     3.70      7.16
-----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............        0.07      0.11      0.12        --        --      0.07
  Net realized gains .................          --        --      0.02      4.42      2.32      0.97
-----------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..................        0.07      0.11      0.14      4.42      2.32      1.04
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......      $18.63    $16.14    $13.45    $16.66    $27.22    $25.84
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................      15.92%    20.87%   (18.65%)  (26.50%)   14.75%    37.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................     $17,176   $13,548   $10,516   $13,068   $30,956   $23,086
  Ratios to average net assets:
   Net investment income (loss)* .....       0.04%     0.51%     0.56%     0.48%     0.38%     0.50%
   Net expenses* .....................       1.37%     1.26%     1.02%     1.09%     1.06%     1.10%
   Gross expenses* ...................       1.37%     1.34%     1.02%     1.10%     1.06%     1.12%
  Portfolio turnover rate ............         16%       64%       51%       62%       77%       64%
-----------------------------------------------------------------------------------------------------

-----------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------
                                                             CLASS A
                                       3/31/04+  9/30/03  9/30/02  9/30/01  9/30/00 9/30/99(c)
-----------------------------------------------------------------------------------------------
INCEPTION DATE                               --      --      --         --       --   3/2/94
Net asset value, beginning of period .   $10.58    $9.41   $11.87   $19.24   $18.33   $15.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...    (0.03)    0.07     0.06     0.11     0.07     0.05
  Net realized and unrealized
   gains (losses) on investments .....     2.19     1.17    (2.44)   (5.64)    1.83     3.74
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............     2.16     1.24    (2.38)   (5.53)    1.90     3.79
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............     0.05     0.07     0.08       --       --      --
  Net realized gains .................       --       --       --     1.84     0.99     0.57
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................     0.05     0.07     0.08     1.84     0.99     0.57
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......   $12.69   $10.58    $9.41   $11.87   $19.24   $18.33
-----------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................   20.50%   13.18%  (20.28%) (31.34%)  10.50%   25.48%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................  $23,245  $19,694  $19,773  $33,328  $40,282  $32,938
  Ratios to average net assets:
   Net investment income (loss)* .....   (0.41%)   0.75%    0.50%    0.71%    0.33%    0.29%
   Net expenses* .....................    1.55%    1.51%    1.35%    1.34%    1.33%    1.35%
   Gross expenses* ...................    1.55%    1.51%    1.38%    1.34%    1.33%    1.39%
  Portfolio turnover rate ............      16%      68%      53%      68%      76%      51%
-----------------------------------------------------------------------------------------------



                                                               CLASS B
                                          3/31/04+ 9/30/03  9/30/02  9/30/01 9/30/00 9/30/99
---------------------------------------------------------------------------------------------
INCEPTION DATE                                 --       --       --       --      --  3/2/94
Net asset value, beginning of period .      $9.92    $8.86   $11.18   $18.36  $17.66  $14.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...      (0.07)   (0.01)   (0.03)   (0.02)  (0.08)  (0.07)
  Net realized and unrealized
   gains (losses) on investments .....       2.04     1.07    (2.29)   (5.32)   1.77    3.62
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............       1.97     1.06    (2.32)   (5.34)   1.69    3.55
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............       0.01       --       --       --      --      --
  Net realized gains .................         --       --       --     1.84    0.99    0.57
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................       0.01       --       --     1.84    0.99    0.57
---------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......     $11.88    $9.92    $8.86   $11.18  $18.36  $17.66
---------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................     19.87%   11.96%  (20.84%) (31.92%)  9.68%  24.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................     $1,330     $954     $784   $1,166  $1,828  $1,488
  Ratios to average net assets:
   Net investment income (loss)* .....     (1.14%)  (0.09%)  (0.24%)  (0.13%) (0.39%) (0.40%)
   Net expenses* .....................      2.30%    2.25%    2.10%    2.09%   2.08%   2.10%
   Gross expenses* ...................      2.30%    2.25%    2.14%    2.09%   2.08%   2.14%
  Portfolio turnover rate ............        16%      68%      53%      68%     76%     51%
---------------------------------------------------------------------------------------------

                                                     CLASS C (LEVEL LOAD)
                                       3/31/04+  9/30/03   9/30/02  9/30/01  9/30/00
--------------------------------------------------------------------------------------
INCEPTION DATE                               --      --         --       --  9/30/99
Net asset value, beginning of period ..   $9.95    $8.85    $11.18   $18.37   $17.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ....  (0.07)    (0.00)(h) (0.01)   (0.01)   (0.06)
  Net realized and unrealized
   gains (losses) on investments ......    2.07     1.12     (2.32)   (5.34)    1.76
--------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............    2.00     1.12     (2.33)   (5.35)    1.70
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............    0.01     0.02        --       --       --
  Net realized gains ..................      --       --        --     1.84     0.99
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................    0.01     0.02        --     1.84     0.99
--------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ........  $11.94    $9.95     $8.85   $11.18   $18.37
--------------------------------------------------------------------------------------

TOTAL RETURN (A) ......................  20.07%   12.62%   (20.91%) (31.86%)   9.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................  $1,338   $1,200      $394     $246     $283
  Ratios to average net assets:
   Net investment income (loss)* ......  (1.16%)   0.05%    (0.12%)  (0.06%)  (0.29%)
   Net expenses* ......................   2.30%    2.27%     2.10%    2.09%    2.07%
   Gross expenses* ....................   2.30%    2.28%     2.15%    2.09%    2.07%
  Portfolio turnover rate .............     16%      68%       53%      68%      76%
--------------------------------------------------------------------------------------


                                                                 CLASS Y(D)
                                          3/31/04+ 9/30/03 9/30/02  9/30/01  9/30/00  9/30/99
-----------------------------------------------------------------------------------------------
INCEPTION DATE                                 --       --      --       --       --   3/2/94
Net asset value, beginning of period ..    $10.68    $9.53  $12.02   $19.42   $18.44  $ 15.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ....     (0.01)    0.09    0.09     0.16     0.16     0.11
  Net realized and unrealized
   gains (losses) on investments ......      2.20     1.16   (2.46)   (5.72)    1.81     3.73
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............      2.19     1.25   (2.37)   (5.56)    1.97     3.84
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............      0.09     0.10    0.12       --       --     0.01
  Net realized gains ..................        --       --      --     1.84     0.99     0.57
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................      0.09     0.10    0.12     1.84     0.99     0.58
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ........    $12.78   $10.68   $9.53   $12.02   $19.42   $18.44
-----------------------------------------------------------------------------------------------

TOTAL RETURN (A) ......................    20.56%   13.19% (20.05%) (31.22%)  10.77%   25.72%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................   $47,467  $37,413 $24,997  $31,781  $38,241  $21,952
  Ratios to average net assets:
   Net investment income (loss)* ......    (0.15%)   0.91%   0.75%    1.03%    0.75%    0.60%
   Net expenses* ......................     1.30%    1.25%   1.10%    1.09%    1.08%    1.10%
   Gross expenses* ....................     1.30%    1.26%   1.14%    1.09%    1.08%    1.14%
  Portfolio turnover rate .............       16%      68%     53%      68%      76%      51%
-----------------------------------------------------------------------------------------------

------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE PREMIER GROWTH EQUITY FUND
---------------------------------------------------------------------------------------------------------
                                                                     CLASS A
                                            3/31/04+    9/30/03  9/30/02   9/30/01   9/30/00  9/30/99(c)
---------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --         --       --        --        -- 12/31/96
Net asset value, beginning of period .....    $23.26     $18.50   $22.63    $31.38    $27.50   $20.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ................        --      (0.05)   (0.08)    (0.09)    (0.07)   (0.08)
  Net realized and unrealized
    gains (losses) on investments ........      2.19       4.81    (3.32)    (7.06)     5.10     7.83
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      2.19       4.76    (3.40)    (7.15)     5.03     7.75
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................        --         --       --        --        --     0.03
  Net realized gains .....................        --         --     0.73      1.60      1.15     0.66
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................        --         --     0.73      1.60      1.15     0.69
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........    $25.45     $23.26   $18.50    $22.63    $31.38   $27.50
---------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................     9.42%     25.73%  (15.97%)  (23.94%)   18.61%   38.54%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $361,914   $243,274 $127,446  $104,215  $128,255  $67,311
  Ratios to average net assets:
   Net investment loss* ..................    (0.04%)    (0.23%)  (0.36%)   (0.32%)   (0.24%)  (0.29%)
   Net expenses* .........................     0.98%      1.07%    1.05%     1.08%     1.01%    1.10%
   Gross expenses* .......................     0.98%      1.08%    1.05%     1.10%     1.01%    1.10%
  Portfolio turnover rate ................       10%        17%      19%       20%       22%      26%
---------------------------------------------------------------------------------------------------------



                                                                CLASS B
                                             3/31/04+ 9/30/03 9/30/02   9/30/01  9/30/00   9/30/99
---------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --      --      --        --       --  12/31/96
Net asset value, beginning of period .....     $22.09  $17.70  $21.84    $30.55   $27.00    $20.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss (b) ................      (0.09)  (0.20)  (0.26)    (0.29)   (0.30)    (0.27)
  Net realized and unrealized
    gains (losses) on investments ........       2.07    4.59   (3.15)    (6.82)    5.00      7.73
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................       1.98    4.39   (3.41)    (7.11)    4.70      7.46
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................         --      --      --        --       --        --
  Net realized gains .....................         --      --    0.73      1.60     1.15      0.66
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................         --      --    0.73      1.60     1.15      0.66
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........     $24.07  $22.09  $17.70    $21.84   $30.55    $27.00
---------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................      8.96%  24.80% (16.61%)  (24.48%)  17.70%    37.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $38,910 $34,657 $25,900   $32,761  $41,795   $15,501
  Ratios to average net assets:
   Net investment loss* ..................     (0.78%) (0.98%) (1.13%)   (1.07%)  (0.98%)   (1.03%)
   Net expenses* .........................      1.73%   1.82%   1.81%     1.83%    1.75%     1.84%
   Gross expenses* .......................      1.73%   1.82%   1.81%     1.85%    1.75%     1.84%
  Portfolio turnover rate ................        10%     17%     19%       20%      22%       26%
---------------------------------------------------------------------------------------------------

                                                        CLASS C (LEVEL LOAD)
                                           3/31/04+  9/30/03  9/30/02  9/30/01  9/30/00
-----------------------------------------------------------------------------------------
INCEPTION DATE                                   --       --       --       --  9/30/99
Net asset value, beginning of period ....    $22.10   $17.69   $21.84   $30.55   $27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ......     (0.09)   (0.20)   (0.23)   (0.29)   (0.31)
  Net realized and unrealized
      gains (losses) on investments .....      2.07     4.61    (3.19)   (6.82)    5.01
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................      1.98     4.41    (3.42)   (7.11)    4.70
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................        --       --       --       --       --
  Net realized gains ....................        --       --     0.73     1.60     1.15
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................        --       --     0.73     1.60     1.15
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........    $24.08   $22.10   $17.69   $21.84   $30.55
-----------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................     8.96%   24.93%  (16.66%) (24.48%)  17.66%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $69,776  $47,482  $14,003   $3,933   $3,134
  Ratios to average net assets:
   Net investment income (loss)* ........    (0.78%)  (0.99%)  (1.04%)  (1.08%)  (0.98%)
   Net expenses* ........................     1.72%    1.83%    1.77%    1.84%    1.75%
   Gross expenses* ......................     1.72%    1.84%    1.77%    1.87%    1.75%
  Portfolio turnover rate ...............       10%      17%      19%      20%      22%
-----------------------------------------------------------------------------------------


                                                                CLASS Y(D)
                                            3/31/04+  9/30/03   9/30/02  9/30/01  9/30/00  9/30/99
---------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --       --        --       --       -- 12/31/96
Net asset value, beginning of period ....     $23.60   $18.72    $22.84   $31.58   $27.60   $20.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ......       0.03    (0.00)(h) (0.03)   (0.02)    0.00(h) (0.01)
  Net realized and unrealized
      gains (losses) on investments .....       2.22     4.88     (3.36)   (7.12)    5.13     7.84
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .................       2.25     4.88     (3.39)   (7.14)    5.13     7.83
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .................         --       --        --       --       --     0.07
  Net realized gains ....................         --       --      0.73     1.60     1.15     0.66
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .....................         --       --      0.73     1.60     1.15     0.73
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..........     $25.85   $23.60    $18.72   $22.84   $31.58   $27.60
---------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ........................      9.53%   26.07%   (15.78%) (23.75%)  18.87%   38.92%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $126,876  $93,875   $47,446  $47,064  $33,089  $20,704
  Ratios to average net assets:
   Net investment income (loss)* ........      0.22%    0.02%    (0.11%)  (0.09%)   0.01%   (0.03%)
   Net expenses* ........................      0.73%    0.82%     0.80%    0.84%    0.76%    0.85%
   Gross expenses* ......................      0.73%    0.83%     0.80%    0.87%    0.76%    0.85%
  Portfolio turnover rate ...............        10%      17%       19%      20%      22%      26%
-------------------------------------------------------------------------------------------------


------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE PREMIER VALUE EQUITY FUND
---------------------------------------------------------------------------------------------
                                                                  CLASS A
                                            3/31/04+  9/30/03   9/30/02   9/30/01  9/30/00(f)
---------------------------------------------------------------------------------------------
INCEPTION DATE                                    --       --        --        --  4/28/00
Net asset value, beginning of period .....     $9.38    $7.75     $9.90    $11.08   $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............      0.04     0.12      0.12      0.10     0.05
  Net realized and unrealized
    gains (losses) on investments ........      1.37     1.65     (2.18)    (1.08)    1.03
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      1.41     1.77     (2.06)    (0.98)    1.08
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................      0.10     0.14      0.07      0.09       --
  Net realized gains .....................        --       --      0.02      0.11       --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.10     0.14      0.09      0.20       --
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........    $10.69    $9.38     $7.75     $9.90   $11.08
---------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................    15.12%   23.04%   (20.95%)   (9.13%)  10.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $19,163  $16,977   $12,488   $14,694  $12,978
  Ratios to average net assets:
   Net investment income* ................     0.83%    1.38%     1.25%     0.93%    1.25%
   Net expenses* .........................     1.23%    1.17%     1.10%     1.10%    1.10%
   Gross expenses* .......................     1.39%    1.42%     1.24%     1.14%    2.28%
  Portfolio turnover rate ................       33%      67%       60%       96%      34%
---------------------------------------------------------------------------------------------


                                                               CLASS B
                                             3/31/04+  9/30/03   9/30/02  9/30/01  9/30/00(f)
---------------------------------------------------------------------------------------------
INCEPTION DATE                                    --       --         --       --  4/28/00
Net asset value, beginning of period .....     $9.31     $7.68     $9.82   $11.05   $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............        --      0.06      0.05     0.02     0.02
  Net realized and unrealized
    gains (losses) on investments ........      1.36      1.64     (2.15)   (1.08)    1.03
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................      1.36      1.70     (2.10)   (1.06)    1.05
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................      0.04      0.07      0.02     0.06       --
  Net realized gains .....................        --        --      0.02     0.11       --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................      0.04      0.07      0.04     0.17       --
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........    $10.63     $9.31     $7.68    $9.82   $11.05
---------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................    14.58%    22.26%   (21.47%)  (9.80%)  10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)      $650      $594      $496     $662     $227
  Ratios to average net assets:
   Net investment income* ................     0.09%     0.64%     0.49%    0.14%    0.46%
   Net expenses* .........................     1.97%     1.92%     1.85%    1.88%    1.85%
   Gross expenses* .......................     2.13%     2.16%     1.98%    1.88%    3.01%
  Portfolio turnover rate ................       33%       67%       60%      96%      34%
---------------------------------------------------------------------------------------------



                                                       CLASS C (LEVEL LOAD)
                                        3/31/04+   9/30/03  9/30/02  9/30/01   9/30/00(f)
------------------------------------------------------------------------------------------
INCEPTION DATE                                --        --       --       --   4/28/00
Net asset value, beginning of period ..    $9.35     $7.70    $9.83   $11.05    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...........       --      0.05     0.05     0.02      0.02
  Net realized and unrealized
    gains (losses) on investments .....     1.36      1.64    (2.15)   (1.09)     1.03
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............     1.36      1.69    (2.10)   (1.07)     1.05
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............     0.05      0.04     0.01     0.04        --
  Net realized gains ..................       --        --     0.02     0.11        --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................     0.05      0.04     0.03     0.15        --
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........   $10.66     $9.35    $7.70    $9.83    $11.05
------------------------------------------------------------------------------------------

TOTAL RETURN (A) ......................   14.62%    22.03%  (21.42%)  (9.90%)   10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $305      $257     $172     $160      $116
  Ratios to average net assets:
   Net investment income* .............    0.09%     0.62%    0.48%    0.16%     0.51%
   Net expenses* ......................    1.97%     1.92%    1.85%    1.86%     1.85%
   Gross expenses* ....................    2.12%     2.16%    1.99%    1.86%     3.04%
  Portfolio turnover rate .............      33%       67%      60%      96%       34%
------------------------------------------------------------------------------------------


                                                            CLASS Y
                                          3/31/04+ 9/30/03   9/30/02  9/30/01 9/30/00(f)
----------------------------------------------------------------------------------------
INCEPTION DATE                                 --       --        --       --  4/28/00
Net asset value, beginning of period ..     $9.40    $7.77     $9.92   $11.09   $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...........     $0.06     0.14      0.15     0.13     0.07
  Net realized and unrealized
    gains (losses) on investments .....      1.36     1.66     (2.18)   (1.09)    1.02
----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............      1.42     1.80     (2.03)   (0.96)    1.09
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............      0.12     0.17      0.10     0.10       --
  Net realized gains ..................        --       --      0.02     0.11       --
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................      0.12     0.17      0.12     0.21       --
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........    $10.70    $9.40     $7.77    $9.92   $11.09
----------------------------------------------------------------------------------------

TOTAL RETURN (A) ......................    15.22%   23.31%   (20.71%)  (8.92%)  10.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands    $114      $99       $80     $101     $111
  Ratios to average net assets:
   Net investment income* .............     1.07%    1.64%     1.50%    1.18%    1.52%
   Net expenses* ......................     0.99%    0.92%     0.85%    0.84%    0.85%
   Gross expenses* ....................     1.14%    1.17%     0.99%    0.91%    2.04%
  Portfolio turnover rate .............       33%      67%       60%      96%      34%
----------------------------------------------------------------------------------------



-----------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE STRATEGIC INVESTMENT FUND
---------------------------------------------------------------------------------------------------
                                                               CLASS A
                                       3/31/04+   9/30/03  9/30/02  9/30/01   9/30/00  9/30/99(c)
---------------------------------------------------------------------------------------------------
INCEPTION DATE                               --        --       --       --        --      1/5/93
Net asset value, beginning of period .   $22.19    $19.30   $22.20   $26.86    $25.04      $24.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........     0.12      0.31     0.43     0.58      0.64        0.55
  Net realized and unrealized
    gains (losses) on investments ....     1.95      2.99    (1.88)   (2.85)     2.69        2.98
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............     2.07      3.30    (1.45)   (2.27)     3.33        3.53
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............     0.27      0.41     0.54     0.64      0.50        0.56
  Net realized gains .................       --        --     0.91     1.75      1.01        2.08
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................     0.27      0.41     1.45     2.39      1.51        2.64
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......   $23.99    $22.19   $19.30   $22.20    $26.86      $25.04
---------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................    9.40%    17.33%   (7.48%)  (9.31%)   13.78%      15.28%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .................... $129,125  $113,033  $96,111 $104,421  $128,847    $107,034
  Ratios to average net assets:
   Net investment income* ............    1.06%     1.50%    1.97%    2.35%     2.44%       2.17%
   Net expenses* .....................    0.80%     0.84%    0.86%    0.86%     0.84%       0.87%
   Gross expenses* ...................    0.80%     0.84%    0.86%    0.86%     0.84%       0.87%
  Portfolio turnover rate ............      67%      134%     115%     121%      103%        109%
---------------------------------------------------------------------------------------------------


                                                               CLASS B
                                          3/31/04+  9/30/03  9/30/02  9/30/01  9/30/00  9/30/99
-------------------------------------------------------------------------------------------------
INCEPTION DATE                                 --       --       --        --       -- 12/22/93
Net asset value, beginning of period .     $21.50    $18.69   $21.53   $26.13   $24.45   $23.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........       0.04      0.15     0.26     0.38     0.43     0.35
  Net realized and unrealized
    gains (losses) on investments ....       1.89      2.90    (1.84)   (2.77)    2.63     2.93
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............       1.93      3.05    (1.58)   (2.39)    3.06     3.28
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............       0.13      0.24     0.35     0.46     0.37     0.40
  Net realized gains .................         --        --     0.91     1.75     1.01     2.08
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................       0.13      0.24     1.26     2.21     1.38     2.48
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......     $23.30    $21.50   $18.69   $21.53   $26.13   $24.45
-------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................      9.02%    16.45%   (8.19%) (10.00%)  12.94%   14.44%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................    $20,871   $17,297  $15,215  $19,353  $21,225  $16,372
  Ratios to average net assets:
   Net investment income* ............      0.31%     0.75%    1.20%    1.60%    1.69%    1.44%
   Net expenses* .....................      1.55%     1.59%    1.61%    1.61%    1.59%    1.62%
   Gross expenses* ...................      1.55%     1.59%    1.61%    1.61%    1.59%    1.62%
  Portfolio turnover rate ............        67%      134%     115%     121%     103%     109%
-------------------------------------------------------------------------------------------------


                                                     CLASS C  (LEVEL LOAD)
                                      3/31/04+   9/30/03   9/30/02   9/30/01   9/30/00
----------------------------------------------------------------------------------------
INCEPTION DATE                              --        --        --        --   9/30/99
Net asset value, beginning of period    $21.18    $18.44    $21.31    $25.91    $24.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .........     0.04      0.15      0.26      0.37      0.46
  Net realized and unrealized
   gains (losses) on investments ....     1.87      2.89     (1.84)    (2.71)     2.55
----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............     1.91      3.04     (1.58)    (2.34)     3.01
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .............     0.19      0.30      0.38      0.51      0.54
  Net realized gains ................       --        --      0.91      1.75      1.01
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................     0.19      0.30      1.29      2.26      1.55
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......   $22.90    $21.18    $18.44    $21.31    $25.91
----------------------------------------------------------------------------------------

TOTAL RETURN (A) ....................    9.04%    16.62%    (8.21%)  (10.00%)   12.76%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................  $10,562    $5,355   $2,904     $2,778    $2,271
  Ratios to average net assets:
   Net investment income* ...........    0.32%     0.74%     1.23%     1.59%     1.80%
   Net expenses* ....................    1.55%     1.58%     1.61%     1.61%     1.59%
   Gross expenses* ..................    1.55%     1.58%     1.61%     1.61%     1.59%
  Portfolio turnover rate ...........      67%      134%      115%      121%      103%
----------------------------------------------------------------------------------------



                                                               CLASS Y(D)
                                          3/31/04+  9/30/03  9/30/02   9/30/01   9/30/00   9/30/99
---------------------------------------------------------------------------------------------------
INCEPTION DATE                                 --        --       --        --        --  11/29/93
Net asset value, beginning of period       $22.24    $19.34   $22.25    $26.92    $25.10    $24.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .........        0.15      0.36     0.49      0.63      0.70      0.61
  Net realized and unrealized
   gains (losses) on investments ....        1.97      3.01    (1.90)    (2.85)     2.70      2.99
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .............        2.12      3.37    (1.41)    (2.22)     3.40      3.60
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .............        0.33      0.47     0.59      0.70      0.57      0.62
  Net realized gains ................          --        --     0.91      1.75      1.01      2.08
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................        0.33      0.47     1.50      2.45      1.58      2.70
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......      $24.03    $22.24   $19.34    $22.25    $26.92    $25.10
---------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ....................       9.59%    17.65%   (7.27%)   (9.10%)   14.06%    15.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................    $112,560  $103,532  $78,294   $82,850   $70,334   $62,714
  Ratios to average net assets:
   Net investment income* ...........       1.30%     1.75%    2.22%     2.59%     2.69%     2.41%
   Net expenses* ....................       0.56%     0.59%    0.61%     0.62%     0.59%     0.62%
   Gross expenses* ..................       0.56%     0.59%    0.61%     0.62%     0.59%     0.62%
  Portfolio turnover rate ...........         67%      134%     115%      121%      103%      109%
---------------------------------------------------------------------------------------------------



------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE GOVERNMENT SECURITIES FUND
----------------------------------------------------------------------------------------------------
                                                              CLASS A
                                       3/31/04+   9/30/03   9/30/02   9/30/01   9/30/00  9/30/99(c)
----------------------------------------------------------------------------------------------------
INCEPTION DATE                               --        --        --        --        --   9/8/93
Net asset value, beginning of period .    $8.90     $8.94    $8.54      $8.06     $8.14    $8.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........     0.12      0.30      0.35      0.46      0.52     0.50
  Net realized and unrealized
   gains (losses) on investments .....     0.06     (0.04)     0.42      0.50     (0.02)   (0.68)
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............     0.18      0.26      0.77      0.96      0.50    (0.18)
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............     0.12      0.30      0.37      0.48(g)  0.58      0.58
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................     0.12      0.30      0.37      0.48      0.58     0.58
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......    $8.96     $8.90     $8.94     $8.54     $8.06    $8.14
----------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................    2.03%     2.95%     9.38%    12.16%     6.48%   (2.01%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .................... $184,020  $194,705  $204,181  $174,496  $102,907  $42,723
  Ratios to average net assets:
   Net investment income* ............    2.67%     3.36%     4.13%     5.59%     6.53%    5.89%
   Net expenses* .....................    0.95%     0.87%     0.85%     0.85%     0.85%    1.07%
   Gross expenses* ...................    0.95%     0.87%     0.85%     0.92%     0.99%    1.11%
  Portfolio turnover rate ............     106%      151%      182%      189%       79%     101%
----------------------------------------------------------------------------------------------------



                                                               CLASS B
                                          3/31/04+ 9/30/03  9/30/02  9/30/01   9/30/00   9/30/99
--------------------------------------------------------------------------------------------------
INCEPTION DATE                                --        --       --       --        --   4/22/87
Net asset value, beginning of period .      $8.98    $9.01    $8.61    $8.12     $8.20     $8.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........      $0.09     0.24     0.28     0.41      0.47      0.46
  Net realized and unrealized
   gains (losses) on investments .....       0.06    (0.04)    0.43     0.50     (0.03)    (0.67)
--------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............       0.15     0.20     0.71     0.91      0.44     (0.21)
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............       0.09     0.23     0.31     0.42(g)   0.52      0.52
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................       0.09     0.23     0.31     0.42      0.52      0.52
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......      $9.04    $8.98    $9.01    $8.61     $8.12     $8.20
--------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................      1.64%    2.31%    8.41%   11.52%     5.56%    (2.42%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................     $6,408   $8,366  $16,462  $58,838  $135,488  $269,409
  Ratios to average net assets:
   Net investment income* ............      1.92%    2.68%    3.31%    4.90%     5.83%     5.34%
   Net expenses* .....................      1.70%    1.62%    1.60%    1.60%     1.60%     1.59%
   Gross expenses* ...................      1.70%    1.62%    1.64%    1.70%     1.72%     1.63%
  Portfolio turnover rate ............       106%     151%     182%     189%       79%      101%
--------------------------------------------------------------------------------------------------


                                                 CLASS C (LEVEL LOAD)
                                      3/31/04+ 9/30/03  9/30/02 9/30/01 9/30/00
--------------------------------------------------------------------------------
INCEPTION DATE                              --      --       --      -- 9/30/99
Net asset value, beginning of period     $9.00   $9.04    $8.64   $8.14   $8.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) .........     0.09    0.24     0.30    0.41    0.47
  Net realized and unrealized
   gains (losses) on investments ....     0.06   (0.05)    0.41    0.51    0.01
--------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS .............     0.15    0.19     0.71    0.92    0.48
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .............     0.09    0.23     0.31    0.42(g) 0.54
--------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS .................     0.09    0.23     0.31    0.42    0.54
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ......    $9.06   $9.00    $9.04   $8.64   $8.14
--------------------------------------------------------------------------------

TOTAL RETURN (A) ....................    1.64%   2.19%    8.38%  11.63%   6.08%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................     $876  $1,047   $1,142    $122     $10
  Ratios to average net assets:
   Net investment income* ...........    1.92%   2.61%    3.40%   4.91%   5.95%
   Net expenses* ....................    1.70%   1.62%    1.57%   1.60%   1.60%
   Gross expenses* ..................    1.70%   1.62%    1.57%   1.64%   1.71%
  Portfolio turnover rate ...........     106%    151%     182%    189%     79%
--------------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE SHORT-TERM GOVERNMENT FUND
---------------------------------------------------------------------------------------------
                                                          CLASS A
                                       3/31/04+ 9/30/03 9/30/02 9/30/01 9/30/00   9/30/99(c)
---------------------------------------------------------------------------------------------
INCEPTION DATE                               --      --      --      --      --    3/2/94
Net asset value, beginning of period .   $12.04  $12.21  $12.17  $11.68  $11.71    $12.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........     0.16    0.34    0.57    0.65    0.65      0.55
  Net realized and unrealized
   gains (losses) on investments .....       --   (0.09)   0.11    0.50   (0.01)(e) (0.25)
---------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..............     0.16    0.25    0.68    1.15    0.64      0.30
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............     0.20    0.41    0.59    0.66    0.66      0.56
  Net realized gains .................     0.09    0.01    0.05      --    0.01      0.05
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................     0.29    0.42    0.64    0.66    0.67      0.61
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......   $11.91  $12.04  $12.21  $12.17  $11.68    $11.71
---------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................    1.34%   2.06%   5.65%  10.10%   5.67%     2.52%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................  $59,533 $64,054 $54,089 $27,798 $22,016   $23,106
  Ratios to average net assets:
   Net investment income* ............    2.70%   2.82%   4.70%   5.50%   5.63%     4.70%
   Net expenses* .....................    0.75%   0.73%   0.70%   0.70%   0.68%     0.70%
   Gross expenses* ...................    0.83%   0.80%   0.78%   0.88%   0.74%     1.01%
  Portfolio turnover rate ............      31%    110%     42%     79%    170%      118%
---------------------------------------------------------------------------------------------


                                                            CLASS B
                                         3/31/04+ 9/30/03 9/30/02 9/30/01 9/30/00    9/30/99
---------------------------------------------------------------------------------------------
INCEPTION DATE                                 --      --      --      --      --     3/2/94
Net asset value, beginning of period .     $12.02  $12.19  $12.16  $11.66  $11.70     $12.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........       0.13    0.27    0.50    0.56    0.57       0.48
  Net realized and unrealized
   gains (losses) on investments .....         --   (0.10)   0.10    0.52   (0.01)(e) (0.26)
---------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..............       0.13    0.17    0.60    1.08    0.56       0.22
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............       0.17    0.33    0.52    0.58    0.59       0.48
  Net realized gains .................       0.09    0.01    0.05      --    0.01       0.05
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................       0.26    0.34    0.57    0.58    0.60       0.53
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......     $11.89  $12.02  $12.19  $12.16  $11.66     $11.70
---------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................      1.05%   1.45%   4.94%   9.55%   4.95%      1.91%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................     $5,215  $5,206  $3,399    $972    $347       $641
  Ratios to average net assets:
   Net investment income* ............      2.11%   2.20%   4.11%   4.77%   4.94%      4.10%
   Net expenses* .....................      1.35%   1.32%   1.30%   1.30%   1.28%      1.30%
   Gross expenses* ...................      1.42%   1.40%   1.41%   1.44%   1.35%      1.61%
  Portfolio turnover rate ............        31%    110%     42%     79%    170%       118%
---------------------------------------------------------------------------------------------


                                                  CLASS C (LEVEL LOAD)
                                       3/31/04+ 9/30/03 9/30/02 9/30/01   9/30/00
------------------------------------------------------------------------------------
INCEPTION DATE .......................       --      --      --      --   9/30/99
Net asset value, beginning of period .   $12.02  $12.19  $12.16  $11.66    $11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........     0.11    0.24    0.48    0.52     0.56
  Net realized and unrealized
   gains (losses) on investments .....     0.01   (0.09)   0.10    0.55    (0.02)(e)
------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..............     0.12    0.15    0.58    1.07     0.54
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............     0.16    0.31    0.50    0.57     0.57
  Net realized gains .................     0.09    0.01    0.05      --     0.01
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................     0.25    0.32    0.55    0.57     0.58
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......   $11.89  $12.02  $12.19  $12.16   $11.66
------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................    0.96%   1.29%   4.78%   9.38%    4.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................   $8,084  $8,281  $3,762    $767     $121
  Ratios to average net assets:
   Net investment income* ............    1.90%   1.99%   3.94%   4.41%    4.93%
   Net expenses* .....................    1.50%   1.47%   1.44%   1.45%    1.43%
   Gross expenses* ...................    1.57%   1.55%   1.57%   1.62%    1.48%
  Portfolio turnover rate ............      31%    110%     42%     79%     170%
------------------------------------------------------------------------------------


                                                             CLASS Y(D)
                                          3/31/04+ 9/30/03 9/30/02 9/30/01 9/30/00    9/30/99
----------------------------------------------------------------------------------------------
INCEPTION DATE .......................          --      --      --      --      --     3/2/94
Net asset value, beginning of period .      $12.00  $12.17  $12.13  $11.67  $11.71     $12.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........        0.18    0.40    0.59    0.75    0.74       0.58
  Net realized and unrealized
   gains (losses) on investments .....       (0.01)  (0.12)   0.12    0.40   (0.08)(e)  (0.25)
----------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..............        0.17    0.28    0.71    1.15    0.66       0.33
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............        0.22    0.44    0.62    0.69    0.69       0.58
  Net realized gains .................        0.09    0.01    0.05      --    0.01       0.05
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................        0.31    0.45    0.67    0.69    0.70       0.63
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......      $11.86  $12.00  $12.17  $12.13  $11.67     $11.71
----------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................       1.38%   2.32%   6.06%  10.11%   5.85%      2.87%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................      $1,183  $1,160  $3,272  $2,194 $49,358     $3,140
  Ratios to average net assets:
   Net investment income* ............       2.94%   3.33%   4.95%   6.36%   6.34%      4.91%
   Net expenses* .....................       0.50%   0.47%   0.45%   0.42%   0.42%      0.45%
   Gross expenses* ...................       0.58%   0.52%   0.54%   0.44%   0.42%      0.76%
  Portfolio turnover rate ............         31%    110%     42%     79%    170%       118%
----------------------------------------------------------------------------------------------



----------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE TAX-EXEMPT FUND
-------------------------------------------------------------------------------------------
                                                             CLASS A
                                       3/31/04+ 9/30/03 9/30/02 9/30/01 9/30/00 9/30/99(c)
-------------------------------------------------------------------------------------------
INCEPTION DATE                               --      --      --      --      --    9/8/93
Net asset value, beginning of period ..  $12.19  $12.21  $11.75  $11.16  $11.14    $11.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...........    0.22    0.44    0.47    0.53    0.53      0.49
  Net realized and unrealized
   gains (losses) on investments ......    0.03   (0.02)   0.47    0.59    0.02     (0.69)
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............    0.25    0.42    0.94    1.12    0.55     (0.20)
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............    0.22    0.44    0.48    0.53    0.53      0.49
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................    0.22    0.44    0.48    0.53    0.53      0.49
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........  $12.22  $12.19  $12.21  $11.75  $11.16    $11.14
-------------------------------------------------------------------------------------------

TOTAL RETURN (A) ......................   2.03%   3.54%   8.29%  10.27%   5.12%    (1.84%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ..................... $42,098 $41,541 $36,512 $26,304 $19,543   $22,228
  Ratios to average net assets:
   Net investment income* .............   3.53%   3.59%   4.03%   4.62%   4.81%     4.28%
   Net expenses* ......................   0.87%   0.85%   0.85%   0.80%   0.85%     1.08%
   Gross expenses* ....................   0.90%   0.86%   0.86%   0.83%   0.99%     1.21%
  Portfolio turnover rate .............     12%     30%     32%     12%     45%       48%
-------------------------------------------------------------------------------------------


                                                            CLASS B
                                        3/31/04+ 9/30/03  9/30/02 9/30/01  9/30/00 9/30/99
---------------------------------------------------------------------------------------------
INCEPTION DATE                               --       --       --      --       --  9/8/93
Net asset value, beginning of period ..  $12.18   $12.21   $11.75  $11.16   $11.13  $11.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...........    0.17     0.35     0.39    0.45     0.45    0.43
  Net realized and unrealized
   gains (losses) on investments ......    0.04    (0.03)    0.47    0.59     0.03   (0.70)
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............    0.21     0.32     0.86    1.04     0.48   (0.27)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............    0.17     0.35     0.40    0.45     0.45    0.43
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................    0.17     0.35     0.40    0.45     0.45    0.43
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ........  $12.22   $12.18   $12.21  $11.75   $11.16  $11.13
---------------------------------------------------------------------------------------------

TOTAL RETURN (A) ......................   1.74%    2.69%    7.49%   9.44%    4.43%  (2.34%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................  $3,027   $3,779   $4,108  $4,739   $5,397  $7,269
  Ratios to average net assets:
   Net investment income* .............   2.78%    2.89%    3.31%   3.88%    4.07%   3.72%
   Net expenses* ......................   1.62%    1.60%    1.59%   1.55%    1.60%   1.60%
   Gross expenses* ....................   1.65%    1.61%    1.60%   1.59%    1.74%   1.75%
  Portfolio turnover rate .............     12%      30%      32%     12%      45%     48%
---------------------------------------------------------------------------------------------


                                                  CLASS C (LEVEL LOAD)
                                       3/31/04+ 9/30/03  9/30/02 9/30/01 9/30/00
---------------------------------------------------------------------------------
INCEPTION DATE                               --      --       --      -- 9/30/99
Net asset value, beginning of period .   $12.18  $12.21   $11.75  $11.16  $11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........     0.17    0.35     0.35    0.45    0.44
  Net realized and unrealized gains
   (losses) on investments ...........     0.03   (0.03)    0.50    0.59    0.04
---------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............     0.20    0.32     0.85    1.04    0.48
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............     0.17    0.35     0.39    0.45    0.45
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................     0.17    0.35     0.39    0.45    0.45
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......   $12.21  $12.18   $12.21  $11.75  $11.16
---------------------------------------------------------------------------------
TOTAL RETURN (A) .....................    1.65%   2.77%    7.37%   9.44%   4.43%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                        $2,646  $2,711   $3,364    $115    $105
  Ratios to average net assets:
   Net investment income*                 2.78%   2.90%    2.92%   3.88%   4.06%
   Net expenses*                          1.62%   1.60%    1.60%   1.55%   1.60%
   Gross expenses*                        1.65%   1.60%    1.69%   1.59%   1.73%
  Portfolio turnover rate                   12%     30%      32%     12%     45%
---------------------------------------------------------------------------------


                                                             CLASS Y(D)
                                          3/31/04+ 9/30/03 9/30/02 9/30/01 9/30/00 9/30/99
-------------------------------------------------------------------------------------------
INCEPTION DATE                                 --       --      --      --     --  9/26/97
Net asset value, beginning of period .     $13.18   $12.70  $12.22  $11.61  $11.58  $12.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........       0.25     0.48    0.53    0.58    0.58    0.57
  Net realized and unrealized gains
   (losses) on investments ...........       0.03     0.50**  0.48    0.61    0.03   (0.72)
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............       0.28     0.98    1.01    1.19    0.61   (0.15)
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............       0.25     0.50**  0.53    0.58    0.58    0.57
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................       0.25     0.50    0.53    0.58    0.58    0.57
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......     $13.21   $13.18  $12.70  $12.22  $11.61  $11.58
-------------------------------------------------------------------------------------------
TOTAL RETURN (A) .....................      2.14%    7.88%** 8.56%  10.50%   5.47%  (1.37%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                            $294     $287     $30     $28     $25     $24
  Ratios to average net assets:
   Net investment income*                   3.78%    3.70%   4.31%   4.88%   5.07%   4.72%
   Net expenses*                            0.62%    0.62%   0.60%   0.55%   0.59%   0.59%
   Gross expenses*                          0.65%    0.63%   0.61%   0.58%   0.73%   0.74%
  Portfolio turnover rate                     12%      30%     32%     12%     45%     48%
-------------------------------------------------------------------------------------------


------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------
                                                                     CLASS A
                                            3/31/04+   9/30/03  9/30/02  9/30/01   9/30/00 9/30/99(c)
------------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --        --       --       --        --     1/5/93
Net asset value, beginning of period ......   $12.78    $12.75   $12.41   $11.72    $11.76     $12.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...............     0.21      0.41     0.55     0.67      0.70       0.64
  Net realized and unrealized
   gains (losses) on investments ..........     0.14      0.16     0.35     0.72     (0.03)     (0.79)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................     0.35      0.57     0.90     1.39      0.67      (0.15)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................     0.21      0.44     0.56     0.70      0.71       0.64
  Net realized gains ......................     0.17      0.10       --       --        --         --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................     0.38      0.54     0.56     0.70      0.71       0.64
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............   $12.75    $12.78   $12.75   $12.41    $11.72     $11.76
------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ..........................    2.80%     4.58%    7.62%   12.12%     5.94%     (1.20%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)  $162,466  $167,091 $143,442 $129,413  $100,745    $92,217
  Ratios to average net assets:
   Net investment income* .................    3.25%     3.20%    4.45%    5.54%     6.04%      5.27%
   Net expenses* ..........................    0.80%     0.78%    0.80%    0.80%     0.80%      0.80%
   Gross expenses* ........................    0.81%     0.78%    0.82%    0.81%     0.80%      0.83%
  Portfolio turnover rate .................     185%      381%     308%     270%      219%       246%
------------------------------------------------------------------------------------------------------


                                                               CLASS B
                                            3/31/04+ 9/30/03  9/30/02 9/30/01  9/30/00  9/30/99
------------------------------------------------------------------------------------------------
INCEPTION DATE                                    --      --       --     --       --  12/22/93
Net asset value, beginning of period ......   $12.78  $12.76   $12.41  $11.73   $11.77   $12.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...............     0.16    0.31     0.46    0.58     0.61     0.55
  Net realized and unrealized
   gains (losses) on investments ..........     0.14    0.15     0.36    0.71    (0.03)   (0.78)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................     0.30    0.46     0.82    1.29     0.58    (0.23)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...................     0.16    0.34     0.47    0.61     0.62     0.55
  Net realized gains ......................     0.17    0.10       --      --       --       --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................     0.33    0.44     0.47    0.61     0.62     0.55
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............   $12.75  $12.78   $12.76  $12.41   $11.73   $11.77
------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ..........................    2.41%   3.71%    6.73%  11.26%    5.15%   (1.85%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $3,291  $3,555   $3,242  $2,501   $2,042   $2,854
  Ratios to average net assets:
   Net investment income* .................    2.50%   2.45%    3.72%   4.78%    5.24%    4.54%
   Net expenses* ..........................    1.55%   1.53%    1.55%   1.55%    1.55%    1.55%
   Gross expenses* ........................    1.56%   1.54%    1.57%   1.56%    1.55%    1.58%
  Portfolio turnover rate .................     185%    381%     308%    270%     219%     246%
------------------------------------------------------------------------------------------------


                                                   CLASS C (LEVEL LOAD)
                                       3/31/04+ 9/30/03 9/30/02 9/30/01 9/30/00
--------------------------------------------------------------------------------
INCEPTION DATE                               --      --      --      -- 9/30/99
Net asset value, beginning of period .   $12.79  $12.76  $12.41  $11.73  $11.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........     0.16    0.30    0.46    0.58    0.62
  Net realized and unrealized
   gains (losses) on investments .....     0.14    0.17    0.36    0.71   (0.04)
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............     0.30    0.47    0.82    1.29    0.58
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............     0.16    0.34    0.47    0.61    0.62
  Net realized gains .................     0.17    0.10      --      --      --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................     0.33    0.44    0.47    0.61    0.62
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......   $12.76  $12.79  $12.76  $12.41  $11.73
--------------------------------------------------------------------------------

TOTAL RETURN (A) .....................    2.41%   3.78%   6.82%  11.28%   5.15%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................   $2,823  $3,274  $1,712    $305    $298
  Ratios to average net assets:
   Net investment income* ............    2.51%   2.36%   3.64%   4.82%   5.40%
   Net expenses* .....................    1.55%   1.52%   1.54%   1.55%   1.55%
   Gross expenses* ...................    1.56%   1.53%   1.58%   1.56%   1.55%
  Portfolio turnover rate ............     185%    381%    308%    270%    219%
--------------------------------------------------------------------------------


                                                            CLASS Y(D)
                                         3/31/04+ 9/30/03 9/30/02 9/30/01 9/30/00   9/30/99
---------------------------------------------------------------------------------------------
INCEPTION DATE                                --       --      --      --      --  11/29/93
Net asset value, beginning of period .    $12.77   $12.75  $12.40  $11.71  $11.76    $12.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........      0.22     0.44    0.59    0.70    0.74      0.67
  Net realized and unrealized
   gains (losses) on investments .....      0.15     0.15    0.35    0.72   (0.05)    (0.78)
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............      0.37     0.59    0.94    1.42    0.69     (0.11)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..............      0.23     0.47    0.59    0.73    0.74      0.67
  Net realized gains .................      0.17     0.10      --      --      --        --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................      0.40     0.57    0.59    0.73    0.74      0.67
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .......    $12.74   $12.77  $12.75  $12.40  $11.71    $11.76
---------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................     2.93%    4.75%   7.81%  12.49%   6.11%    (0.87%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................   $97,388 $110,539 $86,653 $78,626 $59,259   $36,152
  Ratios to average net assets:
   Net investment income* ............     3.50%    3.45%   4.75%   5.77%   6.34%     5.51%
   Net expenses* .....................     0.55%    0.53%   0.55%   0.55%   0.55%     0.55%
   Gross expenses* ...................     0.56%    0.53%   0.57%   0.56%   0.55%     0.58%
  Portfolio turnover rate ............      185%     381%    308%    270%    219%      246%
---------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------

GE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS A
                                                     3/31/04+      9/30/03       9/30/02     9/30/01       9/30/00     9/30/99
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                             --           --            --          --            --      1/5/93
Net asset value, beginning of period ............       $1.00        $1.00         $1.00       $1.00         $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................          --         0.01(b)       0.02(b)     0.05          0.06        0.05
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .........          --         0.01          0.02        0.05          0.06        0.05
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........................          --         0.01          0.02        0.05          0.06        0.05
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................          --         0.01          0.02        0.05          0.06        0.05
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................       $1.00        $1.00         $1.00       $1.00         $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ................................       0.40%        0.96%         1.68%       4.86%         5.81%       4.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ......    $238,484     $269,533      $255,169    $278,435      $268,886    $196,155
  Ratios to average net assets:
   Net investment income* .......................       0.73%        0.94%         1.69%       4.75%         5.69%       4.58%
   Net expenses* ................................       0.36%        0.41%         0.45%       0.49%         0.50%       0.49%
   Gross expenses* ..............................       0.36%        0.41%         0.45%       0.50%         0.50%       0.50%
-------------------------------------------------------------------------------------------------------------------------------


--------------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b) Net investment income per share is based on average shares outstanding during the period.

(c) Effective as of the close of business September 17, 1999, Class C shares of GE Funds were combined with Class A shares. The fiscal year ended September 30, 1999 and prior years' per share information, total return, and ratios/supplemental data reflect the relevant information of the predecessor Class C shares for all Funds except for the GE Value Equity Fund, GE Government Securities Fund and GE Tax-Exempt Fund where the relevant information for Class A shares was retained. Also see Note 8 of Notes to Financial Statements.

(d) Effective as of the close of business September 17, 1999, Class D shares were renamed Class Y shares.

(e) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statements of Operations.

(f) For the period April 28, 2000 (inception) through September 30, 2000.

(g) Certain reclassifications were made to the prior periods' Financial Highlights of GE Government Securities Fund relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

(h) Less than $0.01 per share.

*   Annualized for periods less than one year.

** The Fund recorded an accounting adjustment for $1,100 in 2003 which enhanced performance due to the small size of this share class. Absent this adjustment, the performance for the Class Y Shares would have been 3.80%. The Fund's net realized and unrealized gains (losses) on investments and distributions from net investment income would have been (0.01) per share without this adjustment.

+   Unaudited



-----------
See Notes to Financial Statements.

                                                                                 GE              GE              GE             GE
STATEMENTS OF ASSETS                                                           U.S.           VALUE        SMALL-CAP         GLOBAL
AND LIABILITIES                                                              EQUITY          EQUITY     VALUE EQUITY         EQUITY
MARCH 31, 2004 (UNAUDITED)                                                     FUND            FUND             FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $657,385,453; $56,582,470; $85,596,088;
      $42,963,242; $57,525,962; $524,830,476 and
      $17,521,350 respectively) ...................................    $733,225,776     $64,472,460     $105,592,181    $49,964,970
   Short-term Investments (at amortized cost) .....................      53,083,620       1,376,428       17,767,047     10,021,249
   Cash ...........................................................              --              --               --             --
   Foreign currency (cost $0; $0; $0; $36,968; $839,158;
      $0 and $0 respectively) .....................................              --              --               --         36,960
   Receivable for investments sold ................................         968,010          62,205          395,217             --
   Income receivables .............................................         551,530          52,094           36,012        112,192
   Receivable for fund shares sold ................................         531,555          65,167          620,342          8,927
   Variation margin receivable ....................................              --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ................................................     788,360,491      66,028,354      124,410,799     60,144,298
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned .......................      44,853,195         684,281       13,169,036      8,843,543
   Payable for investments purchased ..............................       1,294,578         149,143               --             --
   Payable for fund shares redeemed ...............................       1,089,580         587,646          806,317         15,331
   Payable to GEAM ................................................         338,382          52,777           87,092         55,047
   Variation margin payable .......................................           2,100              --               --             --
   Payable to custodian ...........................................              --              --               --            277
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ...........................................      47,577,835       1,473,847       14,062,445      8,914,198
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS .......................................................    $740,782,656     $64,554,507     $110,348,354    $51,230,100
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ................................................     710,834,020      57,502,704       86,223,671     57,758,669
   Undistributed (distribution in excess of)
      net investment income .......................................       1,434,873          82,160         (299,934)       (19,074)
   Accumulated net realized gain (loss) ...........................     (47,348,060)       (920,347)       4,428,524    (13,513,253)
   Net unrealized appreciation/(depreciation) on:
      Investments .................................................      75,840,323       7,889,990       19,996,093      7,001,728
      Futures .....................................................          21,500              --               --             --
      Foreign currency related transaction ........................              --              --               --          2,030
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................    $740,782,656     $64,554,507     $110,348,354    $51,230,100
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets ........................................................    $357,519,790     $48,659,533      $59,065,447    $31,837,397
Shares outstanding ($.001 par value) ..............................      13,364,683       4,437,653        3,847,841      1,714,302
Net asset value per share .........................................          $26.75          $10.97           $15.35         $18.57
Maximum offering price per share ..................................          $28.38          $11.64           $16.29         $19.70
CLASS B:
Net assets ........................................................     $23,059,296     $12,655,478      $17,231,596     $1,800,544
Shares outstanding ($.001 par value) ..............................         899,881       1,201,162        1,168,882        104,454
Net asset value per share* ........................................          $25.62          $10.54           $14.74         $17.24
CLASS C: (LEVEL LOAD)
Net assets ........................................................     $13,367,932      $2,000,245      $10,243,407       $415,972
Shares outstanding ($.001 par value) ..............................         527,280         190,499          696,457         23,964
Net asset value per share* ........................................          $25.35          $10.50           $14.71         $17.36
CLASS Y:
Net assets ........................................................    $346,835,638      $1,239,251      $23,807,904    $17,176,187
Shares outstanding ($.001 par value) ..............................      13,009,789         106,886        1,532,324        921,995
Net asset value per share .........................................          $26.66          $11.59           $15.54         $18.63




                                                                                  GE               GE               GE
STATEMENTS OF ASSETS                                                   INTERNATIONAL          PREMIER          PREMIER
AND LIABILITIES                                                               EQUITY           GROWTH            VALUE
MARCH 31, 2004 (UNAUDITED)                                                      FUND      EQUITY FUND      EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $657,385,453; $56,582,470; $85,596,088;
      $42,963,242; $57,525,962; $524,830,476 and
      $17,521,350 respectively) ...................................      $71,098,724     $573,817,954      $19,637,860
   Short-term Investments (at amortized cost) .....................       15,996,881       90,003,318           96,183
   Cash ...........................................................          149,903               --               --
   Foreign currency (cost $0; $0; $0; $36,968; $839,158;
      $0 and $0 respectively) .....................................          838,178               --               --
   Receivable for investments sold ................................          104,500          645,514          955,271
   Income receivables .............................................          219,865          224,790           25,527
   Receivable for fund shares sold ................................           61,429        3,250,052           20,800
   Variation margin receivable ....................................            1,032               --               --
----------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ................................................       88,470,512      667,941,628       20,735,641
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned .......................       14,432,063       68,486,613               --
   Payable for investments purchased ..............................          392,599               --          425,645
   Payable for fund shares redeemed ...............................          182,999        1,618,732           59,666
   Payable to GEAM ................................................           80,428          354,140           17,879
   Variation margin payable .......................................            1,986            7,346              600
   Payable to custodian ...........................................               --               --               --
----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ...........................................       15,090,075       70,466,831          503,790
----------------------------------------------------------------------------------------------------------------------
 NET ASSETS .......................................................      $73,380,437     $597,474,797      $20,231,851
----------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ................................................       81,805,696      576,133,061       19,210,175
   Undistributed (distribution in excess of)
      net investment income .......................................          (62,604)        (205,741)          39,526
   Accumulated net realized gain (loss) ...........................      (21,948,698)     (27,486,406)      (1,136,010)
   Net unrealized appreciation/(depreciation) on:
      Investments .................................................       13,572,762       48,987,478        2,116,510
      Futures .....................................................           15,011           46,405            1,650
      Foreign currency related transaction ........................           (1,730)              --               --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................      $73,380,437     $597,474,797      $20,231,851
----------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets ........................................................      $23,244,685     $361,913,668      $19,163,168
Shares outstanding ($.001 par value) ..............................        1,832,083       14,222,237        1,792,812
Net asset value per share .........................................           $12.69           $25.45           $10.69
Maximum offering price per share ..................................           $13.46           $27.00           $11.34
CLASS B:
Net assets ........................................................       $1,330,184      $38,909,613         $649,854
Shares outstanding ($.001 par value) ..............................          111,950        1,616,316           61,112
Net asset value per share* ........................................           $11.88           $24.07           $10.63
CLASS C: (LEVEL LOAD)
Net assets ........................................................       $1,338,493      $69,775,514         $304,977
Shares outstanding ($.001 par value) ..............................          112,144        2,897,291           28,601
Net asset value per share* ........................................           $11.94           $24.08           $10.66
CLASS Y:
Net assets ........................................................      $47,467,075     $126,876,002         $113,852
Shares outstanding ($.001 par value) ..............................        3,714,614        4,907,602           10,637
Net asset value per share .........................................           $12.78           $25.85           $10.70

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
** GE Money Market Fund is no load fund offering only one class of share to all investors.
*** Includes $43,757,569; $667,073; $12,716,850; $8,533,539; $13,875,896 and
    $66,993,598 of securities on loan in the GE U.S. Equity Fund, GE Value Equity, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund and GE Premier Growth Equity Fund, respectively.


------------
See Notes to Financial Statements.


                                     88 & 89

                                                                                   GE               GE              GE
STATEMENTS OF ASSETS                                                        STRATEGIC       GOVERNMENT       SHORT-TERM
AND LIABILITIES                                                            INVESTMENT       SECURITIES       GOVERNMENT
MARCH 31, 2004 (UNAUDITED)                                                       FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $237,655,253; $200,466,928; $76,264,230;
      $43,899,172; $293,386,836 and $0 respectively) ................    $266,126,589     $204,817,631     $76,094,996
   Short-term Investments (at amortized cost) .......................      37,156,735       23,199,231      18,351,418
   Foreign currency (cost $351,374; $0; $0; $0; $0
      and $0 respectively) ..........................................         349,198               --              --
   Receivable for investments sold ..................................       2,860,899               --         545,984
   Income receivables ...............................................         794,286        1,117,006         529,405
   Receivable for fund shares sold ..................................       1,400,852            2,354         183,489
   Variation margin receivable ......................................          11,437               --              --
---------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..................................................     308,699,996      229,136,222      95,705,292
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution Payable to Shareholders .............................              --          127,596          17,403
   Payable upon return of securities loaned .........................      17,005,397       34,869,844      21,553,501
   Payable for investments purchased ................................      18,185,618        2,052,778              --
   Payable for fund shares redeemed .................................         271,454          200,931          91,339
   Payable to GEAM ..................................................         119,631          559,760          27,176
   Variation margin payable .........................................            --             21,500              --
   Other liabilities ................................................            --                 --              --
---------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .............................................      35,582,100       37,832,409      21,689,419
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS .........................................................    $273,117,896     $191,303,813     $74,015,873
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ..................................................     244,855,065      199,961,644      74,479,794
   Undistributed (distribution in excess of)
      net investment income .........................................         624,833          (36,412)       (244,580)
   Accumulated net realized gain (loss) .............................        (859,138)     (13,057,352)        (50,107)
   Net unrealized appreciation/(depreciation) on:
      Investments ...................................................      28,471,336        4,350,703        (169,234)
      Futures .......................................................          27,612           85,230              --
      Foreign currency related transaction ..........................          (1,812)              --              --
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $273,117,896     $191,303,813     $74,015,873
---------------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets ..........................................................    $129,124,683     $184,019,644     $59,533,312
Shares outstanding ($.001 par value) ................................       5,381,939       20,540,924       5,000,210
Net asset value per share ...........................................          $23.99            $8.96          $11.91
Maximum offering price per share ....................................          $25.45            $9.36          $12.22
CLASS B:
Net assets ..........................................................     $20,871,094       $6,407,681      $5,215,293
Shares outstanding ($.001 par value) ................................         895,616          709,008         438,752
Net asset value per share* ..........................................          $23.30            $9.04           11.89
CLASS C: (LEVEL LOAD)
Net assets ..........................................................     $10,561,624        $ 876,488      $8,084,199
Shares outstanding ($.001 par value) ................................         461,261           96,705         679,943
Net asset value per share* ..........................................          $22.90            $9.06          $11.89
CLASS Y:
Net assets ..........................................................    $112,560,495              $--      $1,183,069
Shares outstanding ($.001 par value) ................................       4,684,547               --          99,723
Net asset value per share ...........................................          $24.03              $--          $11.86


                                                                                                          GE                    GE
STATEMENTS OF ASSETS                                                                GE                 FIXED                  MONEY
AND LIABILITIES                                                             TAX-EXEMPT                INCOME                 MARKET
MARCH 31, 2004 (UNAUDITED)                                                        FUND                  FUND                 FUND**
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market***
      (cost $237,655,253; $200,466,928; $76,264,230;
      $43,899,172; $293,386,836 and $0 respectively) ................      $46,865,474         $297,705,531            $         --
   Short-term Investments (at amortized cost) .......................          679,309           33,449,090             238,814,081
   Foreign currency (cost $351,374; $0; $0; $0; $0
      and $0 respectively) ..........................................             --                     --                      --
   Receivable for investments sold ..................................             --              6,127,092                      --
   Income receivables ...............................................          742,137            2,127,207                 234,746
   Receivable for fund shares sold ..................................           13,911               65,208                  65,820
   Variation margin receivable ......................................             --                 13,672                      --
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..................................................       48,300,831          339,487,800             239,114,647
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution Payable to Shareholders .............................           58,813               61,502                   2,526
   Payable upon return of securities loaned .........................             --             14,445,684                      --
   Payable for investments purchased ................................             --             58,568,191                      --
   Payable for fund shares redeemed .................................          151,270              322,136                 547,526
   Payable to GEAM ..................................................           26,106              121,806                  79,875
   Variation margin payable .........................................             --                     --                      --
   Other liabilities ................................................             --                     --                     359
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .............................................          236,189           73,519,319                 630,286
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS .........................................................      $48,064,642         $265,968,481            $238,484,361
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ..................................................       45,949,216          256,572,615             238,495,752
   Undistributed (distribution in excess of)
      net investment income .........................................           50,081              155,388                  (5,582)
   Accumulated net realized gain (loss) .............................         (900,957)           4,885,888                  (5,809)
   Net unrealized appreciation/(depreciation) on:
      Investments ...................................................        2,966,302            4,318,695                      --
      Futures .......................................................             --                 35,895                      --
      Foreign currency related transaction ..........................             --                     --                      --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................      $48,064,642         $265,968,481            $238,484,361
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Net assets ..........................................................      $42,098,389         $162,466,436            $238,484,361
Shares outstanding ($.001 par value) ................................        3,445,539           12,747,449             238,559,684
Net asset value per share ...........................................           $12.22               $12.75                   $1.00
Maximum offering price per share ....................................           $12.76               $13.32                     $--
CLASS B:
Net assets ..........................................................       $3,026,601           $3,290,679                     $--
Shares outstanding ($.001 par value) ................................          247,776              258,177                      --
Net asset value per share* ..........................................           $12.22               $12.75                     $--
CLASS C: (LEVEL LOAD)
Net assets ..........................................................       $2,646,093           $2,822,891                     $--
Shares outstanding ($.001 par value) ................................          216,684              221,207                      --
Net asset value per share* ..........................................           $12.21               $12.76                     $--
CLASS Y:
Net assets ..........................................................         $293,559         $ 97,388,475                     $--
Shares outstanding ($.001 par value) ................................           22,217            7,646,486                      --
Net asset value per share ...........................................           $13.21               $12.74                     $--

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
** GE Money Market Fund is no load fund offering only one class of share to all investors.
*** Includes $16,430,792; $34,117,423; $21,007,250 and $14,073,762.52 of
    securities on loan in the GE Strategic Investment Fund, GE Short-Term Government Fund, GE Government Securities Fund and GE Fixed Income Fund respectively.



------------
See Notes to Financial Statements.


                                     90 & 91

                                                                                GE             GE              GE               GE
STATEMENTS OF OPERATIONS                                                       U.S.          VALUE        SMALL-CAP         GLOBAL
FOR THE SIX MONTHS ENDED                                                     EQUITY         EQUITY     VALUE EQUITY         EQUITY
MARCH 31, 2004 (UNAUDITED)                                                     FUND           FUND             FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ....................................................    $ 5,456,977     $  644,148      $   400,341     $  347,562
      Interest* ....................................................         65,100          5,368           24,955         17,136
      Less: Foreign taxes withheld .................................         (5,501)        (1,391)              --        (21,095)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ....................................................      5,516,576        648,125          425,296        343,603
-----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees (Note 4) ....................      1,444,083        195,564          390,700        186,603
      Distributors Fees (Notes 4 & 8)
         Class A ...................................................        431,366         61,748           72,062         38,528
         Class B ...................................................        117,841         68,353          100,665          8,417
         Class C ...................................................         65,239         10,195           50,200          1,907
      Blue Sky fees ................................................         29,641         21,777           25,652         23,034
      Transfer agent fees ..........................................        341,685         45,464           50,585         50,352
      Trustees fees ................................................         10,746          1,164            1,579            735
      Custody and accounting expenses ..............................         37,087         28,991           29,253         32,730
      Professional fees ............................................         49,717          5,370            7,336          3,395
      Registration and other expenses ..............................         41,846          5,380            7,107          3,661
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ..................      2,569,251        444,006          735,139        349,362
      Less: Expenses waived or borne by the adviser ................             --         (1,419)              --             --
      Add: Expenses reimbursed to the adviser ......................             --         27,552           30,730         34,639
-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses .................................................      2,569,251        470,139          765,869        384,001
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ....................................      2,947,325        177,986         (340,573)       (40,398)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ...............................................      6,611,503      1,296,424        8,536,281        327,276
         Futures ...................................................        321,170         25,740               --         80,277
         Foreign Currency related transactions .....................            (99)            (9)              --         (3,264)

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...............................................     64,997,430      6,901,633       12,496,815      6,526,874
         Futures ...................................................        111,750         30,950               --         10,181
         Foreign currency related transactions .....................             --             --               --            (67)
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments ..............     72,041,754      8,254,738       21,033,096      6,941,277
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $74,989,079     $8,432,724      $20,692,523     $6,900,879
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                    GE              GE             GE
STATEMENTS OF OPERATIONS                                                 INTERNATIONAL         PREMIER        PREMIER
FOR THE SIX MONTHS ENDED                                                        EQUITY          GROWTH          VALUE
MARCH 31, 2004 (UNAUDITED)                                                        FUND     EQUITY FUND    EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ....................................................       $   424,660     $ 2,376,610     $  209,702
      Interest* ....................................................            11,857         120,271          1,275
      Less: Foreign taxes withheld .................................           (45,357)        (15,339)            --
----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ....................................................           391,160       2,481,542        210,977
----------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees (Note 4) ....................           276,069       1,578,519         65,433
      Distributors Fees (Notes 4 & 8)
         Class A ...................................................            27,043         392,579         23,897
         Class B ...................................................             5,967         192,268          3,409
         Class C ...................................................             7,028         302,570          1,476
      Blue Sky fees ................................................            24,950          30,944         13,927
      Transfer agent fees ..........................................            84,363         178,065          7,780
      Trustees fees ................................................               998           6,314            290
      Custody and accounting expenses ..............................            48,836          30,166         26,631
      Professional fees ............................................             4,616          29,581          1,160
      Registration and other expenses ..............................             4,946          25,032          1,604
----------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ..................           484,816       2,766,038        145,607
      Less: Expenses waived or borne by the adviser ................                --              --        (15,806)
      Add: Expenses reimbursed to the adviser ......................                --          40,051             87
----------------------------------------------------------------------------------------------------------------------
      Net expenses .................................................           484,816       2,806,089        129,888
----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ....................................           (93,656)       (324,547)        81,089
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ...............................................         1,766,675       1,152,376        564,418
         Futures ...................................................            59,075         262,776          5,435
         Foreign Currency related transactions .....................            32,020              (7)            --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...............................................        10,146,289      40,070,063      2,077,772
         Futures ...................................................            24,737          56,555          1,650
         Foreign currency related transactions .....................           (11,642)             --             --
----------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments ..............        12,017,154      41,541,763      2,649,275
----------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............       $11,923,498     $41,217,216     $2,730,364
----------------------------------------------------------------------------------------------------------------------


* Income attributable to security lending activity, net of rebate expenses, for the GE U.S. Equity Fund, GE Value Equity Fund, GE Small Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund and GE Premier Value Equity Fund was $10,577, $170, $12,338, $8,149, $9,935, $11,410 and $68 respectively.


------------
See Notes to Financial Statements.


                                     92 & 93

                                                                                 GE                 GE              GE
STATEMENTS OF OPERATIONS                                                  STRATEGIC         GOVERNMENT       SHORT-TERM
FOR THE SIX MONTHS ENDED                                                 INVESTMENT         SECURITIES       GOVERNMENT
MARCH 31, 2004 (UNAUDITED)                                                     FUND               FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .....................................................   $  1,090,700    $           --    $          --
      Interest* .....................................................      1,362,144         3,541,208        1,326,164
      Less: Foreign taxes withheld ..................................        (31,070)               --               --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .....................................................      2,421,774         3,541,208        1,326,164
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees (Note 4) .....................        460,181           395,461          120,008
      Distributors Fees (Notes 4 & 8)
         Class A ....................................................        152,865           233,795           77,544
         Class B ....................................................         98,070            36,688           21,742
         Class C ....................................................         38,345             5,093           42,932
      Blue Sky fees .................................................         23,298            26,500           21,547
      Transfer agent fees ...........................................        146,143            98,310           25,057
      Trustees fees .................................................          3,853             3,510            1,274
      Custody and accounting expenses ...............................         55,710            42,629           42,347
      Professional fees .............................................         17,831            16,078            5,867
      Registration and other expenses ...............................         15,765            14,587            5,920
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...................      1,012,061           872,651          364,238
      Less: Expenses waived or borne by the adviser .................             --                --          (29,763)
      Add: Expenses reimbursed to the adviser .......................             --            86,797               --
---------------------------------------------------------------------------------------------------------------------------
      Net expenses ..................................................      1,012,061           959,448          334,475
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ............................................      1,409,713         2,581,760          991,689
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ................................................      4,669,810         2,646,386          (48,537)
         Futures ....................................................         88,362            70,898               --
         Written options ............................................          3,863            34,833               --
         Swaps ......................................................         30,493                --               --
         Foreign Currency related transactions ......................          1,128               193               --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ................................................     16,647,823        (1,651,823)           4,722
         Futures ....................................................         27,612            32,204               --
         Written Options ............................................         (2,122)               --               --
         Foreign currency related transactions ......................         (1,812)               --               --
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain(loss)
         on investments .............................................     21,465,157         1,132,691          (43,815)
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ...............................................    $22,874,870        $3,714,451       $  947,874
---------------------------------------------------------------------------------------------------------------------------




                                                                                                      GE                 GE
STATEMENTS OF OPERATIONS                                                           GE              FIXED               MONEY
FOR THE SIX MONTHS ENDED                                                   TAX-EXEMPT             INCOME              MARKET
MARCH 31, 2004 (UNAUDITED)                                                       FUND               FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .....................................................    $          --    $           --        $          --
      Interest* .....................................................        1,067,698         5,488,614            1,387,396
      Less: Foreign taxes withheld ..................................               --                --                   --
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .....................................................        1,067,698         5,488,614            1,387,396
-----------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees (Note 4) .....................           89,155           479,792              319,391
      Distributors Fees (Notes 4 & 8)
         Class A ....................................................           52,589           202,959                   --
         Class B ....................................................           16,157            17,091                   --
         Class C ....................................................           14,183            15,601                   --
      Blue Sky fees .................................................           22,569            23,759               13,264
      Transfer agent fees ...........................................           12,958           150,024               73,415
      Trustees fees .................................................              804             4,588                3,731
      Custody and accounting expenses ...............................           25,115            63,823               27,521
      Professional fees .............................................            3,697            21,110               10,508
      Registration and other expenses ...............................            3,920            18,930                7,860
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...................          241,147           997,677              455,690
      Less: Expenses waived or borne by the adviser .................           (8,088)          (21,038)                  --
      Add: Expenses reimbursed to the adviser .......................               --             3,028                   --
-----------------------------------------------------------------------------------------------------------------------------
      Net expenses ..................................................          233,059           979,667              455,690
-----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ............................................          834,639         4,508,947              931,706
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments ................................................           31,281         4,428,583                   --
         Futures ....................................................               --           198,450                   --
         Written options ............................................               --            18,618                   --
         Swaps ......................................................               --           130,413                   --
         Foreign Currency related transactions ......................               --               292                   --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ................................................           96,689        (2,039,635)                  --
         Futures ....................................................               --            (2,681)                  --
         Written Options ............................................               --                --                   --
         Foreign currency related transactions ......................               --                --                   --
-----------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain(loss)
         on investments .............................................          127,970         2,734,040                   --
-----------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ...............................................       $  962,609        $7,242,987           $  931,706
-----------------------------------------------------------------------------------------------------------------------------


* Income attributable to security lending activity, net of rebate expenses, for the GE Strategic Investment Fund, GE Government Securities Fund, GE Short Term Government Fund and GE Fixed Income Fund was $9,755, $80,738, $21,780 and $32,646 respectively.




------------
See Notes to Financial Statements.


                                     94 & 95

                                                                                       GE                             GE
                                                                                     U.S.                          VALUE
STATEMENTS OF CHANGES                                                              EQUITY                         EQUITY
IN NET ASSETS                                                                        FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                                          ENDED MARCH 31,   SEPTEMBER    ENDED MARCH 31,  SEPTEMBER
                                                                         2004 (UNAUDITED)   30, 2003    2004 (UNAUDITED)  30, 2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investments income (loss) ......................................  $  2,947,325   $ 4,739,629    $   177,986   $   382,208
     Net realized gain (loss) on investments, futures, written
       options, foreign currency transactions and swaps .................     6,932,574   (20,265,272)     1,322,155    (1,307,997)
     Net increase in unrealized appreciation/(depreciation) on
       investments, futures, written options, and foreign
       currency translations ............................................    65,109,180   120,464,424      6,932,583    12,529,181
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ............................    74,989,079   104,938,781      8,432,724    11,603,392
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ..........................................................    (2,238,458)   (2,370,980)      (364,130)     (456,990)
       Class B ..........................................................            --            --             --            --
       Class C ..........................................................       (38,922)      (10,891)        (1,914)       (3,916)
       Class Y ..........................................................    (2,903,268)   (3,045,064)       (41,197)      (55,029)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..................................................    (5,180,648)   (5,426,935)      (407,241)     (515,935)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions ................    69,808,431    99,511,846      8,025,483    11,087,457
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..........................................................    35,865,042    80,054,173      3,919,052     6,222,100
       Class B ..........................................................     1,559,191     2,984,350        614,561     1,275,367
       Class C ..........................................................     4,260,753     6,629,804        826,649       652,231
       Class Y ..........................................................    22,094,634    62,185,075         23,054       837,980
     Value of distributions reinvested
       Class A ..........................................................     2,144,765     2,320,524        345,092       429,346
       Class B ..........................................................            --            --             --            --
       Class C ..........................................................        35,812        10,770          1,770         3,472
       Class Y ..........................................................     2,628,089     2,766,754         41,195        55,029
     Cost of shares redeemed
       Class A ..........................................................   (30,247,706)  (65,703,167)    (9,548,423)   (9,026,759)
       Class B ..........................................................    (3,365,614)   (7,375,548)    (3,131,655)   (4,507,491)
       Class C ..........................................................    (2,278,005)   (2,455,033)      (828,026)     (199,364)
       Class Y ..........................................................   (18,013,556)  (47,503,892)    (5,478,955)       (2,483)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ...................    14,683,405    33,913,810    (13,215,686)   (4,260,572)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................    84,491,836   133,425,656     (5,190,203)    6,826,885
NET ASSETS
     Beginning of period ................................................   656,290,820   522,865,164     69,744,710    62,917,825
------------------------------------------------------------------------------------------------------------------------------------
     End of period ......................................................  $740,782,656  $656,290,820    $64,554,507   $69,744,710
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
 INCOME, END OF PERIOD ..................................................  $  1,434,873  $  3,668,196    $    82,160   $   311,415



                                                                                          GE                          GE
                                                                                   SMALL-CAP                      GLOBAL
STATEMENTS OF CHANGES                                                           VALUE EQUITY                      EQUITY
IN NET ASSETS                                                                           FUND                        FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS    YEAR ENDED      SIX MONTHS     YEAR ENDED
                                                                          ENDED MARCH 31,  SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                                                         2004 (UNAUDITED)  30, 2003    2004 (UNAUDITED)   30, 2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investments income (loss) ..................................... $   (340,573)   $  (200,372)    $   (40,398)   $   126,915
     Net realized gain (loss) on investments, futures, written
       options, foreign currency transactions and swaps ................    8,536,281     (3,789,511)        404,289     (4,448,240)
     Net increase in unrealized appreciation/(depreciation) on
       investments, futures, written options, and foreign
       currency translations ...........................................   12,496,815     12,495,300       6,536,988     12,100,904
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ...........................   20,692,523      8,505,417       6,900,879      7,779,579
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A .........................................................           --             --         (56,043)      (127,410)
       Class B .........................................................           --             --              --             --
       Class C .........................................................           --             --              --             --
       Class Y .........................................................           --             --         (64,306)       (84,529)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................           --             --        (120,349)      (211,939)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions ...............   20,692,523      8,505,417       6,780,530      7,567,640
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .........................................................    9,576,316     16,270,815       2,382,203     76,847,647
       Class B .........................................................      979,855      2,746,827         279,278        590,825
       Class C .........................................................    1,842,569      6,280,129          65,365         77,403
       Class Y .........................................................    4,954,922     11,240,144       2,709,089      5,266,197
     Value of distributions reinvested
       Class A .........................................................           --             --          53,153        119,502
       Class B .........................................................           --             --              --             --
       Class C .........................................................           --             --              --             --
       Class Y .........................................................           --             --          64,306         84,529
     Cost of shares redeemed
       Class A .........................................................  (13,284,675)   (13,409,672)     (2,810,913)   (79,851,358)
       Class B .........................................................   (6,204,404)    (1,628,393)       (211,190)      (195,144)
       Class C .........................................................   (2,389,215)    (3,198,061)        (27,252)      (104,871)
       Class Y .........................................................   (5,075,635)    (1,843,128)     (1,296,090)    (4,516,291)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ..................   (9,600,267)    16,458,661       1,207,949     (1,681,561)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............................   11,092,256     24,964,078       7,988,479      5,886,079
NET ASSETS
     Beginning of period ...............................................   99,256,098     74,292,020      43,241,621     37,355,542
------------------------------------------------------------------------------------------------------------------------------------
     End of period ..................................................... $110,348,354    $99,256,098     $51,230,100    $43,241,621
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
 INCOME, END OF PERIOD ................................................. $   (299,934)   $    40,639     $   (19,074)   $   141,673



                                                                                        GE                             GE
                                                                             INTERNATIONAL                        PREMIER
STATEMENTS OF CHANGES                                                               EQUITY                         GROWTH
IN NET ASSETS                                                                         FUND                    EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS     YEAR ENDED     SIX MONTHS      YEAR ENDED
                                                                         ENDED MARCH 31,   SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                                                        2004 (UNAUDITED)   30, 2003    2004 (UNAUDITED)   30, 2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investments income (loss) ......................................  $   (93,656)   $   454,450   $   (324,547)  $   (953,135)
     Net realized gain (loss) on investments, futures, written
       options, foreign currency transactions and swaps .................    1,857,770     (7,184,551)     1,415,145    (15,593,575)
     Net increase in unrealized appreciation/(depreciation) on
       investments, futures, written options, and foreign
       currency translations ............................................   10,159,384     17,955,946     40,126,618     79,550,322
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ............................   11,923,498     11,225,845     41,217,216     63,003,612
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ..........................................................      (96,612)      (127,267)            --             --
       Class B ..........................................................       (1,071)            --             --             --
       Class C ..........................................................         (842)          (776)            --             --
       Class Y ..........................................................     (311,437)      (271,372)            --             --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..................................................     (409,962)      (399,415)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions ................   11,513,536     10,826,430     41,217,216     63,003,612
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..........................................................    3,707,400    354,634,871    120,868,962    131,770,870
       Class B ..........................................................      267,401        219,600      5,089,010      7,683,698
       Class C ..........................................................      304,408      1,462,071     22,501,374     31,344,764
       Class Y ..........................................................    7,739,227     27,046,822     34,094,217     50,956,585
     Value of distributions reinvested
       Class A ..........................................................       94,426        108,482             --             --
       Class B ..........................................................        1,039             --             --             --
       Class C ..........................................................          793            610             --             --
       Class Y ..........................................................      311,422        271,372             --             --
     Cost of shares redeemed
       Class A ..........................................................   (4,009,749)  (362,085,184)   (26,583,946)   (54,185,406)
       Class B ..........................................................      (91,035)      (145,771)    (3,979,048)    (5,246,603)
       Class C ..........................................................     (403,985)      (763,686)    (4,690,453)    (3,207,853)
       Class Y ..........................................................   (5,315,011)   (18,263,450)   (10,330,547)   (17,626,280)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ...................    2,606,336      2,485,737    136,969,569    141,489,775
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................   14,119,872     13,312,167    178,186,785    204,493,387
NET ASSETS
     Beginning of period ................................................   59,260,565     45,948,398    419,288,012    214,794,625
------------------------------------------------------------------------------------------------------------------------------------
     End of period ......................................................  $73,380,437    $59,260,565   $597,474,797   $419,288,012
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
 INCOME, END OF PERIOD ..................................................  $   (62,604)   $   441,014   $   (205,741)  $    118,806


                                                                                         GE
                                                                                    PREMIER
STATEMENTS OF CHANGES                                                                 VALUE
IN NET ASSETS                                                                   EQUITY FUND
-----------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS    YEAR ENDED
                                                                          ENDED MARCH 31,  SEPTEMBER
                                                                         2004 (UNAUDITED)  30, 2003
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investments income (loss) ......................................  $    81,089   $   207,766
     Net realized gain (loss) on investments, futures, written
       options, foreign currency transactions and swaps .................      569,853      (802,795)
     Net increase in unrealized appreciation/(depreciation) on
       investments, futures, written options, and foreign
       currency translations ............................................    2,079,422     3,639,037
-----------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ............................    2,730,364     3,044,008
-----------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ..........................................................     (192,523)     (231,520)
       Class B ..........................................................       (2,319)       (4,826)
       Class C ..........................................................       (1,516)         (748)
       Class Y ..........................................................       (1,292)       (1,729)
-----------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..................................................     (197,650)     (238,823)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions ................    2,532,714     2,805,185
-----------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..........................................................    1,765,872     2,952,808
       Class B ..........................................................       73,413       123,841
       Class C ..........................................................       28,451       131,540
       Class Y ..........................................................           --            --
     Value of distributions reinvested
       Class A ..........................................................      189,174       229,213
       Class B ..........................................................        2,319         4,750
       Class C ..........................................................        1,481           747
       Class Y ..........................................................        1,292         1,729
     Cost of shares redeemed
       Class A ..........................................................   (2,165,129)   (1,344,613)
       Class B ..........................................................     (105,827)     (131,957)
       Class C ..........................................................      (19,126)      (82,264)
       Class Y ..........................................................          (32)           --
-----------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ...................     (228,112)    1,885,794
-----------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................    2,304,602     4,690,979
NET ASSETS
     Beginning of period ................................................   17,927,249    13,236,270
-----------------------------------------------------------------------------------------------------
     End of period ......................................................  $20,231,851   $17,927,249
-----------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
 INCOME, END OF PERIOD ..................................................  $    39,526   $   156,087

-------------
See Notes to Financial Statements.


                                     96 & 97

                                                                                 GE                       GE
STATEMENTS OF CHANGES                                                          U.S.                    VALUE
IN NET ASSETS  (CONTINUED)                                                   EQUITY                   EQUITY
CHANGES IN FUND SHARES                                                         FUND                     FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS     YEAR ENDED    SIX MONTHS     YEAR ENDED
                                                                ENDED MARCH 31,   SEPTEMBER   ENDED MARCH 31,  SEPTEMBER
                                                               2004 (UNAUDITED)   30, 2003   2004 (UNAUDITED)  30, 2003
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold .................................................      1,373,570      3,529,994      366,506         672,495
Issued for distribution reinvested ..........................         84,471        102,651       33,278          47,078
Shares redeemed .............................................     (1,153,151)    (2,943,060)    (897,935)       (990,124)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................        304,890        689,585     (498,151)       (270,551)
----------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold .................................................         62,752        136,829       60,127         140,053
Issued for distribution reinvested ..........................             --             --           --              --
Shares redeemed .............................................       (134,261)      (342,312)    (303,854)       (515,340)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................        (71,509)      (205,483)    (243,727)       (375,287)
----------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold .................................................        174,721        304,050       83,092          74,404
Issued for distribution reinvested ..........................          1,485            500          178             396
Shares redeemed .............................................        (90,976)      (114,773)     (83,182)        (22,822)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................         85,230        189,777           88          51,978
----------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold .................................................        848,059      2,719,489        2,001          90,085
Issued for distribution reinvested ..........................        103,959        122,967        3,759           5,714
Shares redeemed .............................................       (691,809)    (2,135,493)    (476,605)           (249)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................        260,209        706,963     (470,845)         95,550
----------------------------------------------------------------------------------------------------------------------------


                                                                                GE                         GE
STATEMENTS OF CHANGES                                                    SMALL-CAP                     GLOBAL
IN NET ASSETS  (CONTINUED)                                            VALUE EQUITY                     EQUITY
CHANGES IN FUND SHARES                                                        FUND                       FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS    YEAR ENDED    SIX MONTHS     YEAR ENDED
                                                                ENDED MARCH 31,   SEPTEMBER  ENDED MARCH 31,   SEPTEMBER
                                                               2004 (UNAUDITED)   30, 2003   2004 (UNAUDITED)  30, 2003
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold .................................................        653,171      1,387,808      134,606       5,267,299
Issued for distribution reinvested ..........................             --             --        3,072           8,091
Shares redeemed .............................................       (901,250)    (1,168,555)    (157,741)     (5,456,354)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................       (248,079)       219,253      (20,063)       (180,964)
-------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold .................................................         71,589        243,460       16,510          42,559
Issued for distribution reinvested ..........................             --             --           --              --
Shares redeemed .............................................       (433,011)      (145,614)     (12,677)        (14,523)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................       (361,422)        97,846        3,833          28,036
-------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold .................................................        133,164        562,142        3,944           5,375
Issued for distribution reinvested ..........................             --             --           --              --
Shares redeemed .............................................       (170,814)      (277,182)      (1,632)         (7,230)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................        (37,650)       284,960        2,312          (1,855)
-------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold .................................................        333,590        936,424      150,861         344,458
Issued for distribution reinvested ..........................             --             --        3,709           5,712
Shares redeemed .............................................       (340,355)      (153,349)     (72,233)       (292,601)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................         (6,765)       783,075       82,337          57,569
-------------------------------------------------------------------------------------------------------------------------


                                                                                 GE                          GE
STATEMENTS OF CHANGES                                                 INTERNATIONAL                     PREMIER
IN NET ASSETS  (CONTINUED)                                                   EQUITY                      GROWTH
CHANGES IN FUND SHARES                                                         FUND                 EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS      YEAR ENDED      SIX MONTHS    YEAR ENDED
                                                             ENDED MARCH 31,   SEPTEMBER   ENDED MARCH 31,   SEPTEMBER
                                                            2004 (UNAUDITED)    30, 2003  2004 (UNAUDITED)   30, 2003
-----------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold .................................................    309,081      36,515,378      4,820,812     6,149,618
Issued for distribution reinvested ..........................      7,968          11,002             --            --
Shares redeemed .............................................   (346,515)    (36,766,007)    (1,055,399)   (2,581,488)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................    (29,466)       (239,627)     3,765,413     3,568,130
-----------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold .................................................     23,554          23,480        214,467       371,547
Issued for distribution reinvested ..........................         93              --             --            --
Shares redeemed .............................................     (7,866)        (15,874)      (167,154)     (266,086)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................     15,781           7,606         47,313       105,461
-----------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold .................................................     26,531         158,777        944,339     1,513,201
Issued for distribution reinvested ..........................         71              66             --            --
Shares redeemed .............................................    (35,067)        (82,715)      (195,805)     (155,923)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................     (8,465)         76,128        748,534     1,357,278
-----------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold .................................................    625,791       2,671,347      1,333,123     2,251,435
Issued for distribution reinvested ..........................     26,104          27,246             --            --
Shares redeemed .............................................   (440,382)     (1,818,733)      (402,661)     (808,710)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................    211,513         879,860        930,462     1,442,725
-----------------------------------------------------------------------------------------------------------------------


                                                                               GE
STATEMENTS OF CHANGES                                                     PREMIER
IN NET ASSETS  (CONTINUED)                                                  VALUE
CHANGES IN FUND SHARES                                                EQUITY FUND
-------------------------------------------------------------------------------------------
                                                                 SIX MONTHS     YEAR ENDED
                                                               ENDED MARCH 31,   SEPTEMBER
                                                               2004 (UNAUDITED)   30, 2003
-------------------------------------------------------------------------------------------
CLASS A:
Shares sold .................................................      172,152        326,518
Issued for distribution reinvested ..........................       18,805         26,346
Shares redeemed .............................................     (207,105)      (154,383)
-------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................      (16,148)       198,481
-------------------------------------------------------------------------------------------

CLASS B:

Shares sold .................................................        7,216         13,532
Issued for distribution reinvested ..........................          231            548
Shares redeemed .............................................      (10,190)       (14,862)
-------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................       (2,743)          (782)
-------------------------------------------------------------------------------------------

CLASS C:

Shares sold .................................................        2,769         14,544
Issued for distribution reinvested ..........................          147             86
Shares redeemed .............................................       (1,806)        (9,477)
-------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................        1,110          5,153
-------------------------------------------------------------------------------------------

CLASS Y:

Shares sold .................................................           --             --
Issued for distribution reinvested ..........................          128            198
Shares redeemed .............................................           (3)            --
-------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................          125            198
-------------------------------------------------------------------------------------------


------------
See Notes to Financial Statements.


                                     98 & 99

                                                                                 GE                                GE
                                                                          STRATEGIC                        GOVERNMENT
STATEMENTS OF CHANGES                                                    INVESTMENT                        SECURITIES
IN NET ASSETS                                                                  FUND                              FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                                 ENDED MARCH 31,   SEPTEMBER      ENDED MARCH 31,     SEPTEMBER
                                                                2004 (UNAUDITED)    30, 2003     2004 (UNAUDITED)     30, 2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investments income ..................................   $  1,409,713    $  3,209,052    $  2,581,760     $  7,163,626
     Net realized gain (loss) on investments, futures, written
       options, foreign currency transactions and swaps ......      4,793,656      (2,608,482)      2,752,310        4,050,655
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written options,
       and foreign currency translations .....................     16,671,501      32,339,504      (1,619,619)      (5,204,278)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ............................     22,874,870      32,940,074       3,714,451        6,010,003
----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ...............................................     (1,405,793)     (2,122,277)     (2,502,863)      (6,825,598)
       Class B ...............................................       (115,057)       (193,323)        (70,414)        (302,133)
       Class C ...............................................        (58,721)        (52,808)         (9,788)         (32,189)
       Class Y ...............................................     (1,515,929)     (1,893,508)             --               --
     Net realized gains
       Class A ...............................................             --              --              --               --
       Class B ...............................................             --              --              --               --
       Class C ...............................................             --              --              --               --
       Class Y ...............................................             --              --              --               --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................................     (3,095,500)     (4,261,916)     (2,583,065)      (7,159,920)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  and distributions ..........................................     19,779,370      28,781,158       1,131,386       (1,149,917)
----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ...............................................     13,356,787      19,010,606       2,461,716      108,061,125
       Class B ...............................................      5,907,565       4,022,229         157,381        1,154,455
       Class C ...............................................      5,545,923       2,701,078         109,443          860,602
       Class Y ...............................................      7,638,578      23,798,846              --               --
     Value of distributions reinvested
       Class A ...............................................      1,345,926       2,036,535       1,755,391        4,685,782
       Class B ...............................................        107,885         179,653          55,854          213,823
       Class C ...............................................         50,851          43,273           8,712           29,809
       Class Y ...............................................      1,515,938       1,893,508              --               --
     Cost of shares redeemed
       Class A ...............................................     (7,964,212)    (18,415,218)    (15,999,314)    (121,202,027)
       Class B ...............................................     (3,973,280)     (4,285,960)     (2,199,366)      (9,350,586)
       Class C ...............................................       (911,162)       (800,204)       (296,234)        (968,966)
       Class Y ...............................................     (8,499,780)    (12,168,949)             --               --
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ........     14,121,019      18,015,397     (13,946,417)     (16,515,983)
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...................     33,900,389      46,693,555     (12,815,031)     (17,665,900)
NET ASSETS
     Beginning of period .....................................    239,217,507     192,523,952     204,118,844      221,784,744
----------------------------------------------------------------------------------------------------------------------------------
     End of period ...........................................   $273,117,896    $239,217,507    $191,303,813     $204,118,844
----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
    INCOME, END OF PERIOD ....................................   $    624,833    $  2,310,620    $    (36,412)    $    (35,107)



                                                                                    GE
                                                                             SHORT-TERM                              GE
STATEMENTS OF CHANGES                                                        GOVERNMENT                      TAX-EXEMPT
IN NET ASSETS                                                                      FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                                    ENDED MARCH 31,    SEPTEMBER     ENDED MARCH 31,    SEPTEMBER
                                                                   2004 (UNAUDITED)    30, 2003     2004 (UNAUDITED)     30, 2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investments income ..................................    $     991,689      $ 2,009,421     $    834,639    $  1,645,294
     Net realized gain (loss) on investments, futures, written
       options, foreign currency transactions and swaps ......          (48,537)       1,010,346           31,281          (7,557)
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written options,
       and foreign currency translations .....................            4,722       (1,628,175)          96,689        (158,237)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ............................          947,874        1,391,592          962,609       1,479,500
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ...............................................       (1,053,883)      (1,715,774)        (744,560)     (1,425,044)
       Class B ...............................................          (72,147)         (93,403)         (45,014)       (117,612)
       Class C ...............................................         (113,125)        (116,434)         (39,572)        (97,588)
       Class Y ...............................................          (21,286)         (55,801)          (5,493)         (5,050)
     Net realized gains
       Class A ...............................................         (450,247)        (371,432)              --              --
       Class B ...............................................          (36,702)         (29,621)              --              --
       Class C ...............................................          (61,070)         (45,852)              --              --
       Class Y ...............................................           (8,355)          (8,636)              --              --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................................       (1,816,815)      (2,436,953)        (834,639)     (1,645,294)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  and distributions ..........................................         (868,941)      (1,045,361)         127,970        (165,794)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ...............................................        5,076,955       53,649,030        5,429,356      25,769,157
       Class B ...............................................          600,181        2,870,133            4,125         908,371
       Class C ...............................................        1,858,465        6,996,043          320,245       1,563,558
       Class Y ...............................................           12,792          587,227               --         251,208
     Value of distributions reinvested
       Class A ...............................................        1,371,347        1,873,015          412,138         994,171
       Class B ...............................................           94,221          108,315           28,997          74,854
       Class C ...............................................          154,892          141,938           31,508          77,471
       Class Y ...............................................           29,640           65,546            5,493           5,068
     Cost of shares redeemed
       Class A ...............................................      (10,263,555)     (44,684,450)      (5,401,805)    (21,605,200)
       Class B ...............................................         (627,541)      (1,108,073)        (786,989)     (1,289,392)
       Class C ...............................................       (2,117,392)      (2,529,979)        (425,575)     (2,278,160)
       Class Y ...............................................           (6,106)      (2,745,860)              (3)            (23)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ........       (3,816,101)      15,222,885         (382,510)      4,471,083
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...................       (4,685,042)      14,177,524         (254,540)      4,305,289
NET ASSETS
     Beginning of period .....................................       78,700,915       64,523,391       48,319,182      44,013,893
------------------------------------------------------------------------------------------------------------------------------------
     End of period ...........................................      $74,015,873      $78,700,915     $ 48,064,642    $ 48,319,182
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
    INCOME, END OF PERIOD ....................................      $  (244,580)     $    24,172     $     50,081    $     50,081



                                                                                  GE                              GE
                                                                               FIXED                            MONEY
STATEMENTS OF CHANGES                                                         INCOME                           MARKET
IN NET ASSETS                                                                   FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS       YEAR ENDED      SIX MONTHS     YEAR ENDED
                                                                    ENDED MARCH 31,     SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                                                   2004 (UNAUDITED)     30, 2003    2004 (UNAUDITED)   30, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS :
     Net investments income ..................................      $  4,508,947    $  8,842,877    $    931,706    $  2,441,602
     Net realized gain (loss) on investments, futures, written
       options, foreign currency transactions and swaps ......         4,776,356       4,470,781              --             639
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written options,
       and foreign currency translations .....................        (2,042,316)     (1,482,978)             --              --
---------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ............................         7,242,987      11,830,680         931,706       2,442,241
---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM :
     Net investment income
       Class A ...............................................        (2,704,694)     (5,548,519)     (1,017,956)     (2,475,351)
       Class B ...............................................           (44,516)        (97,872)             --              --
       Class C ...............................................           (39,915)        (70,959)             --              --
       Class Y ...............................................        (1,818,078)     (3,705,804)             --              --
     Net realized gains
       Class A ...............................................        (2,140,690)     (1,191,079)             --              --
       Class B ...............................................           (45,587)        (26,174)             --              --
       Class C ...............................................           (40,217)        (14,087)             --              --
       Class Y ...............................................        (1,366,035)       (718,769)             --              --
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................................        (8,199,732)    (11,373,263)     (1,017,956)     (2,475,351)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  and distributions ..........................................          (956,745)        457,417         (86,250)        (33,110)
---------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ...............................................         8,600,896     106,262,566      23,220,878     206,333,097
       Class B ...............................................           317,741       1,685,870              --              --
       Class C ...............................................           359,210       2,874,013              --              --
       Class Y ...............................................        10,675,048      56,378,440              --              --
     Value of distributions reinvested
       Class A ...............................................         4,276,228       5,918,033         978,824       2,398,153
       Class B ...............................................            83,702         111,104              --              --
       Class C ...............................................            75,787          78,321              --              --
       Class Y ...............................................         3,184,193       4,465,972              --              --
     Cost of shares redeemed
       Class A ...............................................       (17,013,457)    (88,915,022)    (55,161,869)   (194,334,159)
       Class B ...............................................          (654,247)     (1,487,737)             --              --
       Class C ...............................................          (877,698)     (1,384,806)             --              --
       Class Y ...............................................       (26,561,153)    (37,034,234)             --              --
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions ........       (17,533,750)     48,952,520     (30,962,167)     14,397,091
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...................       (18,490,495)     49,409,937     (31,048,417)     14,363,981
NET ASSETS
     Beginning of period .....................................       284,458,976     235,049,039     269,532,778     255,168,797
---------------------------------------------------------------------------------------------------------------------------------
     End of period ...........................................      $265,968,481    $284,458,976    $238,484,361    $269,532,778
---------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
    INCOME, END OF PERIOD ....................................      $    155,388    $    253,644    $     (5,582)   $     80,668




------------
See Notes to Financial Statements.


                                    100 & 101

                                                                                   GE                                GE
STATEMENTS OF CHANGES                                                       STRATEGIC                        GOVERNMENT
IN NET ASSETS  (CONTINUED)                                                 INVESTMENT                        SECURITIES
CHANGES IN FUND SHARES                                                           FUND                              FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                                 ENDED MARCH 31,   SEPTEMBER      ENDED MARCH 31,     SEPTEMBER
                                                                2004 (UNAUDITED)    30, 2003     2004 (UNAUDITED)     30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ................................................        568,489          917,491         278,458        12,076,329
Issued for distribution reinvested .........................         58,955          100,426         198,944           527,888
Shares redeemed ............................................       (339,968)        (904,492)     (1,813,862)      (13,574,338)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................        287,476          113,425      (1,336,460)         (970,121)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ................................................        260,112          194,140          17,706           128,702
Issued for distribution reinvested .........................          4,853            9,087           6,278            23,893
Shares redeemed ............................................       (173,719)        (212,952)       (246,802)       (1,046,810)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................         91,246           (9,725)       (222,818)         (894,215)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ................................................        246,757          133,566          12,259            95,424
Issued for distribution reinvested .........................          2,328            2,225             976             3,319
Shares redeemed ............................................        (40,671)         (40,389)        (32,844)         (108,728)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................        208,414           95,402         (19,609)           (9,985)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ................................................        326,186        1,092,546              --                --
Issued for distribution reinvested .........................         66,343           93,369              --                --
Shares redeemed ............................................       (362,575)        (579,164)             --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................         29,954          606,751              --                --
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                   GE
STATEMENTS OF CHANGES                                                       SHORT-TERM                              GE
IN NET ASSETS  (CONTINUED)                                                  GOVERNMENT                      TAX-EXEMPT
CHANGES IN FUND SHARES                                                            FUND                            FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                                 ENDED MARCH 31,     SEPTEMBER   ENDED MARCH 31,    SEPTEMBER
                                                                2004 (UNAUDITED)     30, 2003   2004 (UNAUDITED)     30, 2003
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ................................................        425,166        4,426,395        445,094         2,135,149
Issued for distribution reinvested .........................        115,143          154,806         33,817            82,519
Shares redeemed ............................................       (860,034)      (3,691,322)      (441,945)       (1,798,429)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................       (319,725)         889,879         36,966           419,239
---------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ................................................         50,401          237,105            339            74,924
Issued for distribution reinvested .........................          7,924            8,965          2,379             6,217
Shares redeemed ............................................        (52,618)         (91,843)       (65,118)         (107,390)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................          5,707          154,227        (62,400)          (26,249)
---------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ................................................        155,961          577,779         26,321           129,284
Issued for distribution reinvested .........................         13,025           11,752          2,587             6,441
Shares redeemed ............................................       (177,800)        (209,353)       (34,811)         (188,736)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................         (8,814)         380,178         (5,903)          (53,011)
---------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ................................................          1,076           48,836             --            19,040
Issued for distribution reinvested .........................          2,497            5,429            417               389
Shares redeemed ............................................           (513)        (226,519)            --                (2)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................          3,060         (172,254)           417            19,427
---------------------------------------------------------------------------------------------------------------------------------


                                                                                  GE                              GE
STATEMENTS OF CHANGES                                                          FIXED                            MONEY
IN NET ASSETS  (CONTINUED)                                                    INCOME                           MARKET
CHANGES IN FUND SHARES                                                          FUND                            FUND*
-------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS      YEAR ENDED       SIX MONTHS     YEAR ENDED
                                                                  ENDED MARCH 31,    SEPTEMBER     ENDED MARCH 31,   SEPTEMBER
                                                                 2004 (UNAUDITED)    30, 2003     2004 (UNAUDITED)   30, 2003
-------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ................................................          678,512       8,343,641      23,220,878      206,333,097
Issued for distribution reinvested .........................          340,609         467,002         978,824        2,398,153
Shares redeemed ............................................       (1,347,152)     (6,982,630)    (55,161,868)    (194,334,159)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................         (328,031)      1,828,013     (30,962,166)      14,397,091
-------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ................................................           25,092         132,754              --               --
Issued for distribution reinvested .........................            6,674           8,766              --               --
Shares redeemed ............................................          (51,729)       (117,532)             --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................          (19,963)         23,988              --               --
-------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ................................................           28,400         225,406              --               --
Issued for distribution reinvested .........................            6,035           6,165              --               --
Shares redeemed ............................................          (69,138)       (109,806)             --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................          (34,703)        121,765              --               --
-------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ................................................          842,537       4,421,600              --               --
Issued for distribution reinvested .........................          253,787         352,576              --               --
Shares redeemed ............................................       (2,105,818)     (2,916,813)             --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....................       (1,009,494)      1,857,363              --               --
-------------------------------------------------------------------------------------------------------------------------------


* GE Money Market Fund is a no load fund offering only one class of shares to all investors



------------
See Notes to Financial Statements.


                                    102 & 103

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



1. ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It is comprised of fifteen investment portfolios (each a "Fund" and collectively the "Funds"), although only the following thirteen are currently being offered: GE U.S. Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE Value Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Strategic Investment Fund and GE Money Market Fund. The Funds (except GE Money Market Fund) are presently authorized to issue four classes of shares. As of March 31, 2004, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active and GE Money Market Fund, which had only one active class.



Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):

5.75%                              4.25%                               2.50%
-----------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                GE Fixed Income Fund                GE Short-Term Government Fund

GE Value Equity Fund               GE Government Securities Fund

GE Small-Cap Value Equity Fund     GE Tax-Exempt Fund

GE Global Equity Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund


There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.

Maximum Contingent Deferred Sales Charges imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:

4.00%                                          3.00%
--------------------------------------------------------------------------------

GE U.S. Equity Fund                            GE Fixed Income Fund

GE Value Equity Fund                           GE Government Securities Fund

GE Small-Cap Value Equity Fund                 GE Short-Term Government Fund

GE Global Equity Fund                          GE Tax-Exempt Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Except as described in the next paragraph, the maximum contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year - 3.00%; within the third year - 2.00%; within the fourth year - 1.00% and within the fifth year and thereafter - 0.00%.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

The following purchases of Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase:
(1) purchases of $1 million or more or (2) purchases made through an authorized Firm with proceeds from the redemption of shares of third party mutual funds on which the investor paid an initial sales charge and made within 30 days of the redemption from the third party fund.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to shares of GE Money Market Fund.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies, certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

At March 31, 2004 information on the tax components of capital is as follows:

                                                            Net Book                                                   Net Tax
                            Gross Book     Gross Book      Unrealized                   Gross Tax      Gross Tax     Unrealized
                            Unrealized     Unrealized     Appreciation/     Wash       Unrealized     Unrealized    Appreciation/
                           Appreciation   Depreciation    Depreciation      Sales     Appreciation   Depreciation   Depreciation
---------------------------------------------------------------------------------------------------------------------------------
US Equity Fund            $95,395,950    $19,555,627      $75,840,323   $9,014,283    $95,395,950   $28,569,910     $66,826,040
Value Equity Fund           9,094,320      1,204,330        7,889,990      794,122      9,094,320     1,998,452       7,095,868
Small-Cap Value
   Equity Fund             21,548,590      1,552,497       19,996,093       13,489     21,548,590     1,565,986      19,982,604
Global Equity Fund          7,965,545        963,817        7,001,728      433,317      7,965,545     1,397,134       6,568,411
International
   Equity Fund             14,068,645        495,883       13,572,762    2,430,507     14,068,645     2,926,390      11,142,255
Premier Growth
   Equity Fund             62,145,158     13,157,680       48,987,478    8,522,226     62,145,158    21,679,906      40,465,252
Premier Value
   Equity Fund              2,437,283        320,773        2,116,510       35,172      2,437,283       355,945       2,081,338
Strategic Investment
   Fund                    31,684,016      3,212,680       28,471,336    1,377,596     31,684,016     4,590,276      27,093,740
Government
   Securities Fund          4,491,693        140,990        4,350,703       27,117      4,491,693       168,107       4,323,586
Short-Term
   Government Fund            622,584        791,818         (169,234)           1        622,584       791,819        (169,235)
Tax-Exempt Fund             2,995,433         29,131        2,966,302        2,312      2,995,433        31,443       2,963,990
Fixed Income Fund           5,651,744      1,333,049        4,318,695       44,986      5,651,744     1,378,035       4,273,709

As of September 30, 2003, the following Funds have capital loss carryovers as indicated below. The capital loss carryover of the GE Tax-Exempt Fund includes a capital loss carryover of $42,651 acquired as a result of the reorganization with the Investors Trust Tax Free Fund. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund                                        Amount                Expires
---------------------------------------------------------------------------
GE U.S. Equity Fund                   $   3,656,316               09/30/10
                                         27,364,306               09/30/11

GE Value Equity Fund                        117,753               09/30/10
                                            608,250               09/30/11

GE Small-Cap Value Equity Fund              289,315               09/30/10
                                            286,350               09/30/11

GE Global Equity Fund                     2,791,977               09/30/10
                                          6,097,079               09/30/11

GE International Equity Fund              3,826,285               09/30/10
                                         11,590,068               09/30/11

GE Premier Growth Equity Fund            16,631,523               09/30/11

GE Premier Value Equity Fund                 69,154               09/30/10
                                            811,532               09/30/11

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Fund                                            Amount              Expires
----------------------------------------------------------------------------
GE Strategic Investment Fund               $  2,522,780             09/30/11

GE Government Securities Fund                 1,748,819             09/30/04
                                             13,930,305             09/30/08

GE Tax-Exempt Fund                              305,442             09/30/04
                                                437,039             09/30/08
                                                115,020             09/30/09
                                                  5,270             09/30/11

GE Money Market Fund                              5,688             09/30/05
                                                    120             09/30/10

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2002 as follows:

Fund                                         Currency            Capital
-------------------------------------------------------------------------
GE U.S. Equity Fund                          $     --        $13,963,090

GE Value Equity Fund                               90            701,937

GE Small-Cap Value Equity Fund                     --          3,519,580

GE Global Equity Fund                              --          4,141,864

GE International Equity Fund                   22,850          5,552,084

GE Premier Growth Equity Fund                      --          5,412,693

GE Premier Value Equity Fund                       --            723,385

GE Strategic Investment Fund                    4,407          1,591,592

GE Tax-Exempt Fund                                 --             56,245



DISTRIBUTIONS TO SHAREHOLDERS GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds and tax-exempt bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.


3. LINE OF CREDIT

Effective December 17, 2003 and expiring December 15, 2004, the Trust shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the period ended March 31, 2004.


4.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. GEAM agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis to the levels stated in the schedule below through January 29, 2005. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued without notice in the future.

                                        Annualized based on average daily net assets
                                   ----------------------------------------------------
                                       Advisory and                     Other
                                    Administration Fees       Operating Expense Limits*
                                   ----------------------------------------------------
                                                                       From
                                                                   April 1, 2003
                                                                  --------------
GE U.S. Equity Fund                        .40%                        .30%

GE Value Equity Fund                       .55%                        .40%

GE Small-Cap Value Equity Fund             .70%                        .39%

GE Global Equity Fund                      .75%                        .71%

GE International Equity Fund               .80%                        .70%

GE Premier Growth Equity Fund              .60%                        .30%

GE Premier Value Equity Fund               .60%                        .39%

GE Strategic Investment Fund               .35%                        .35%

GE Government Securities Fund              .40%                        .30%

GE Short-Term Government Fund              .30%                        .20%

GE Tax-Exempt Fund                         .35%                        .27%

GE Fixed Income Fund                       .35%                        .20%

GE Money Market Fund                       .25%                        .25%


* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING MARCH 31, 2004. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GEAM is entitled to seek reimbursement of operating expenses absorbed by GEAM, up to 5 years from the date the expenses were incurred (as long as these reimbursements do not cause the Fund's expenses to exceed the limit). As of March 31, 2004, the following Funds have expenses eligible for reimbursement as detailed below:

                                       Expenses                                   Total Expenses
                                     Eligible for        Expenses     Expenses     Eligible for
                                     Recoupment -        Waived -    Recouped -    Recoupment -
Fund                               Beginning of Year   Current Year Current Year  March 31, 2004
------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                   $     --          $     --     $     --        $     --
GE Value Equity Fund                    37,120             1,419       27,552          10,987
GE Small-Cap Value Equity Fund          30,730                --       30,730              --
GE Global Equity Fund                   34,639                --       34,639              --
GE International Equity Fund                --                --           --              --
GE Premier Growth Equity Fund           40,051                --       40,051              --
GE Premier Value Equity Fund            64,088            15,806           87          79,807
GE Strategic Investment Fund                --                --           --              --
GE Government Securities Fund           94,652                --       86,797           7,855
GE Short-Term Government Fund          126,616            29,763           --         156,379
GE Tax-Exempt Fund                      14,742             8,088           --          22,830
GE Fixed Income Fund                        --            21,038        3,028          18,010
GE Money Market Fund                    23,803                --           --          23,803

The expenses eligible for recoupment at March 31, 2004 are set to expire as follows:


Fund                                         Amount                 Expires
----------------------------------------------------------------------------
GE Value Equity Fund                       $  9,568                  2008
                                              1,419                  2009

GE Premier Value Equity Fund                  3,888                  2006
                                             22,596                  2007
                                             37,517                  2008
                                             15,806                  2009

GE Government Securities Fund                 3,659                  2006
                                              4,196                  2008

GE Short-Term Government Fund                34,137                  2006
                                             39,107                  2007
                                             53,372                  2008
                                             29,763                  2009

GE Tax-Exempt Fund                            4,376                  2006
                                              6,036                  2007
                                              4,330                  2008
                                              8,088                  2009

GE Fixed Income Fund                         18,010                  2009

GE Money Market Fund                         23,803                  2006

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds paid the following fees to GEAM for advisory and administrative services for the period ended March 31, 2004:

                                                        Advisory and
Fund                                                Administrative Fees
------------------------------------------------------------------------
GE U.S. Equity Fund                                    $1,434,434

GE Value Equity Fund                                      190,962

GE Small-Cap Value Equity Fund                            163,505

GE Global Equity Fund                                     182,212

GE International Equity Fund                              271,493

GE Premier Growth Equity Fund                           1,570,962

GE Premier Value Equity Fund                               61,277

GE Strategic Investment Fund                              454,194

GE Government Securities Fund                             390,784

GE Short-Term Government Fund                             115,354

GE Tax Exempt Fund                                         84,751

GE Fixed Income Fund                                      473,465

GE Money Market Fund                                      316,766



Effective January 1, 2002, GECIS (General Electric Capital International Services, an indirectly owned subsidiary of General Electric Company) began performing certain accounting and certain administration services not provided by GEAM. For the period ended March 31, 2004, $21,120 was charged to the Funds and was allocated pro rata across funds and share classes based upon relative net assets. Administrative services not performed by GEAM or GECIS were provided by an unaffiliated service provider.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which is .85%) and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee. Prior to September 18, 1999, the annual rates applicable were .50% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which was ..85%) and .25% for Class C shares (see Note 8 for additional information).

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES LENDING PROGRAM GEAM administers the security lending program for the following funds: GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund. The security lending fee is based on the number and duration of lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program.

For the period ended March 31, 2004, the GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund paid $202,212, $77,301 and $57,829 respectively to GEAM.

OTHER For the period ended March 31, 2004, GEID acting as underwriter received net commissions of $84,474 from the sale of Class A shares and $126,015 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares.


5.   SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the GE Small-Cap Value Equity Fund. Palisade is responsible for the day-to-day portfolio management of the assets of the fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays Palisade a monthly sub-advisory fee, which is calculated as a percentage of the average daily net assets of the Fund.





6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended March 31, 2004, were as follows:

                                     Purchases                    Sales
---------------------------------------------------------------------------
GE U.S. Equity Fund                 $113,687,017              $  96,456,937

GE Value Equity Fund                  11,027,715                 21,963,928

GE Small-Cap Value Equity Fund        49,099,604                 61,980,407

GE Global Equity Fund                  9,010,075                  7,562,448

GE International Equity Fund          12,040,391                 10,828,995

GE Premier Growth Equity Fund        179,929,085                 48,450,814

GE Premier Value Equity Fund           6,595,785                  7,422,085

GE Strategic Investment Fund         184,830,686                169,374,211

GE Government Securities Fund        223,603,313                244,954,108

GE Short-Term Government Fund         31,718,420                 23,844,878

GE Tax-Exempt Fund                     5,526,525                  6,249,052

GE Fixed Income Fund                 564,584,464                574,627,124

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OPTIONS During the period ended March 31, 2004, the following option contracts were written:

                                              GE Fixed Income            GE Government Securities       GE Strategic Investment
                                        --------------------------      ----------------------------  --------------------------
                                           Number                         Number                         Number
                                        of Contracts       Premium      of Contracts       Premium    of Contracts      Premium
--------------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2003             --          $     --            --          $      --          --          $    --

Written                                     202            52,481           242             65,966          37            9,027

Closed and Expired                         (202)          (52,481)         (242)           (65,966)        (37)          (9,027)
--------------------------------------------------------------------------------------------------------------------------------
Balance as of March 31, 2004                 --          $     --            --          $      --          --          $    --
--------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS There were no open swap transactions held by the Funds as of March 31, 2004.


SECURITY LENDING At March 31, 2004, the following Funds participated in securities lending:


                                      Loaned securities
                                 (including accrued interest)    Cash Collateral
--------------------------------------------------------------------------------

GE U.S. Equity Fund                     $43,760,082               $44,853,195

GE Value Equity Fund                        667,207                   684,281

GE Small-Cap Value Equity Fund           12,718,635                13,169,036

GE Global Equity Fund                     8,537,237                 8,843,056

GE International Equity Fund             13,881,968                14,432,063

GE Premier Growth Equity Fund            66,995,887                68,486,613

GE Strategic Investment Fund             16,435,786                17,005,397

GE Government Securities Fund            34,228,224                34,868,781

GE Short-Term Government Fund            21,150,635                21,553,500

GE Fixed Income Fund                     14,173,121                14,443,553

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


7.   BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2004 are:


                                   5% or Greater Shareholders
                                   --------------------------  % of Fund Held by
                                    Number    % of Fund Held    GE Affiliates*
--------------------------------------------------------------------------------

GE U.S. Equity Fund                   3             27%               19%

GE Small-Cap Value Equity Fund        2             13%               13%

GE Global Equity Fund                 1             30%               30%

GE International Equity Fund          5             49%               49%

GE Premier Growth Equity Fund         2             16%                6%

GE Premier Value Equity Fund          2             67%               67%

GE Strategic Investment Fund          2             21%               21%

GE Tax-Exempt Fund                    2             20%                0%

GE Fixed Income Fund                  1             11%               11%

GE Money Market Fund                  1              5%                5%

Investment activities of these shareholders could have a material impact on the Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDER PERCENTAGE.




8.   CAPITAL STOCK

On June 11, 1999, the Board of Trustees of GE Funds approved a share class redesignation (the "Redesignation") for each of the Funds, except the GE Money Market Fund, effective at the close of business September 17, 1999. The Redesignation combined each Fund's respective Class A and Class C shares into a single class designated as Class A. For each of the Funds effected by the Redesignation, except the GE Value Equity Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class A shares were merged into Class C shares and Class C shares were renamed Class A shares. For the GE Value Equity Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class C shares were merged into Class A shares. The Redesignation was completed to simplify the structure and increase the operating efficiencies of the Funds. For tax purposes, the Redesignation resulted in a non-taxable exchange of shares. Additionally, Class D shares were renamed Class Y shares.

On September 30, 1999 a new class of C shares was created and offered for public sale effective October 1, 1999 by each of the Funds then being offered (except the GE Money Market Fund).


9.   FUND TERMINATION

At a meeting held on March 10, 2004, the GE Funds' Board of Trustees approved a plan of dissolution, liquidation and termination pursuant to which the GE Premier Value Equity Fund will liquidate and its assets distributed on a pro rata basis to shareholders of record as of the close of business on or about May 26, 2004.

--------------------------------------------------------------------------------
                                              ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED TRUSTEES AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    54

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President - Chief
Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Chairman of the Board and Chief Executive
Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Institutional Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

--------------------------------------------------------------------------------
                                              ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    36

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Manager of Mutual Fund Operations
at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Institutional Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE   N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Associate
General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997, Vice President and Assistant Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
                                              ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Institutional Funds and GE
LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee of GE Institutional Funds and GE
LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   68

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001.



--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefn.com/mutualfunds.com or on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                                                 INVESTMENT TEAM
--------------------------------------------------------------------------------

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
John Crager

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn Karlic, EVP, FIXED INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated
3003 Summer Street
Stamford, CT 06905

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

SHAREHOLDER SERVICING AGENT
AND TRANSFER AGENT
NFDS
P.O. Box 219631
Kansas City, MO  64141-9631

CUSTODIAN
State Street Bank & Trust Company





At GE, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a tradition of investment management that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

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ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

		Applicable only to an annual filing.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE FUNDS

Date:  June 08, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE FUNDS

Date:  June 08, 2004

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE FUNDS

Date:  June 08, 2004

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.